Vanguard Municipal Bond Funds Annual Report

Vanguard Tax-Exempt Money Market Fund

Vanguard Short-Term Tax-Exempt Fund

Vanguard Limited-Term Tax-Exempt Fund

Vanguard Intermediate-Term Tax-Exempt Fund

Vanguard Long-Term Tax-Exempt Fund

Vanguard High-Yield Tax-Exempt Fund

  For the 12 months ended October 31, 2009, the Vanguard Municipal Bond Funds posted returns ranging from 0.60% for the Tax-Exempt Money Market Fund to about 16% for the High-Yield Tax-Exempt Fund.

  In contrast to the historically low return posted by the money market fund, the fiscal-year returns of the intermediate-term, long-term, and high-yield tax-exempt funds rose to levels last seen in the mid-1990s.

  As market turmoil receded and investors became less anxious, the typical relationship between the yields of municipal and Treasury bonds reasserted itself.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	6
Results of Proxy Voting	7
Tax-Exempt Money Market Fund	9
Short-Term Tax-Exempt Fund	36
Limited-Term Tax-Exempt Fund	44
Intermediate-Term Tax-Exempt Fund	52
Long-Term Tax-Exempt Fund	60
High-Yield Tax-Exempt Fund	68
About Your Fund’s Expenses	77
Glossary	79

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2009
						Taxable-
	Ticker	Total	Income	Capital		Equivalent
Vanguard Tax-Exempt Fund	Symbol	Return	Return	Return	Yield[1]	Yield[2]
Money Market	VMSXX	0.60%	0.60%	0.00%	0.14%	0.22%
Short-Term
Investor Shares	VWSTX	3.59	2.31	1.28	0.83	1.28
Admiral™ Shares[3]	VWSUX	3.67	2.39	1.28	0.91	1.40
Limited-Term
Investor Shares	VMLTX	5.92	2.92	3.00	1.52	2.34
Admiral Shares[3]	VMLUX	6.01	3.01	3.00	1.60	2.46
Intermediate-Term
Investor Shares	VWITX	10.51	4.24	6.27	2.93	4.51
Admiral Shares[3]	VWIUX	10.60	4.33	6.27	3.01	4.63
Long-Term
Investor Shares	VWLTX	13.32	5.09	8.23	3.69	5.68
Admiral Shares[3]	VWLUX	13.41	5.18	8.23	3.77	5.80
High-Yield
Investor Shares	VWAHX	16.09	5.65	10.44	4.14	6.37
Admiral Shares[3]	VWALX	16.18	5.74	10.44	4.22	6.49

Your Fund’s Performance at a Glance
October 31, 2008–October 31, 2009
					Distributions Per Share
		Starting	Ending		Income	Capital
Vanguard Tax-Exempt Fund		Share Price	Share Price	Dividends		Gains
Money Market		$1.00	$1.00		$0.006	$0.000
Short-Term
Investor Shares		15.68	15.88		$0.357	0.000
Admiral Shares		15.68	15.88		$0.370	0.000
Limited-Term
Investor Shares		10.65	10.97		$0.304	0.000
Admiral Shares		10.65	10.97		$0.313	0.000
Intermediate-Term
Investor Shares		12.59	13.38		$0.514	0.000
Admiral Shares		12.59	13.38		$0.524	0.000
Long-Term
Investor Shares		10.09	10.92		$0.487	0.000
Admiral Shares		10.09	10.92		$0.495	0.000
High-Yield
Investor Shares		9.29	10.26		$0.483	0.000
Admiral Shares		9.29	10.26		$0.491	0.000

1 7-day SEC yield for the Tax-Exempt Money Market Fund; 30-day SEC yield for the other funds.

2 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

1

President’s Letter

Dear Shareholder,

The Vanguard Municipal Bond Funds performed well in fiscal-year 2009, a period that began with fears about the future of financial institutions and with a plunge in municipal bond prices due to forced sales by some investors.

As the year progressed, government rescue programs began to take hold. In the municipal market, the new—and attractive—price levels of muni bonds helped stoke a rally. Even so, investors’ anxiety surfaced on another front: As state and local governments grappled with the most severe economic shock to their finances since the Great Depression, many investors began to fear defaults might be possible. This concern is generally unwarranted, based on our ongoing independent analyses of the sector.

Participating in the bond market’s rally, the Short-Term Tax-Exempt Fund returned about 4% and the Limited-Term Tax-Exempt Fund returned about 6% for fiscal-year 2009. The returns for the Intermediate-Term, Long-Term, and High-Yield Tax-Exempt Funds ranged from about 10% to about 16%—their highest since the mid-1990s. Rising bond prices go hand-in-

hand with declining yields, so yields fell for all the bond funds during the year. As of October 31, yields ranged from 0.83% for Investor Shares of the Short-Term Fund to 4.22% for Admiral Shares of the High-Yield Fund, down from 3.33% and 5.54%, respectively, a year earlier.

The Tax-Exempt Money Market Fund faced a different dynamic: Aggressive Federal Reserve actions to reduce interest rates, together with strong market demand for low-risk, liquid assets, cut into the fund’s income, driving its 12-month return down to 0.60%. The fund ended the fiscal year with a barely perceptible yield of 0.14%, down from 1.96% a year earlier.

On a taxable-equivalent basis, the yields of the each of the funds were higher, as shown on page 1.

A vicious bear market quickly turned bullish

A year ago, the global financial system stood on the brink of collapse as the expanding U.S. credit crisis precipitated the deepest worldwide recession since World War II. Since then, markets have pulled back from the depths and, in fact, have rallied impressively. Although U.S. unemployment has risen to double digits and signs of a robust recovery are hard

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2009
	One Year	Three Years	Five Years
Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	13.79%	6.35%	5.05%
Barclays Capital Municipal Bond Index	13.60	4.17	4.15
Citigroup 3-Month Treasury Bill Index	0.28	2.50	2.94

Stocks
Russell 1000 Index (Large-caps)	11.20%	–6.84%	0.71%
Russell 2000 Index (Small-caps)	6.46	–8.51	0.59
Dow Jones U.S. Total Stock Market Index	11.34	–6.55	1.06
MSCI All Country World Index ex USA (International)	34.79	–2.49	7.58

CPI
Consumer Price Index	–0.18%	2.32%	2.52%

2

to find, the global economy has begun to revive. For the first time in more than a year, U.S. gross domestic product registered growth, as reported by the Commerce Department for the third quarter of calendar 2009.

U.S. stocks recorded positive returns for the fiscal year ended October 31 as the market’s losses during the first four months of the period—marking the final plunge of a historic bear market—were erased by a remarkable rally beginning in March. Global stocks did even better, thanks to some renewed strength in developed markets and a powerful upswing in emerging markets that actually had some prognosticators worrying about a new asset bubble. Reminders of the markets’ travails are nevertheless apparent in the index returns for the past three years, where negative figures are the rule. Even the five-year returns for U.S. stocks as of October 31 were barely positive, further evidence of the long-term damage done by the collapse of the real estate bubble.

The bond market experienced an equally dramatic turnaround

The stock market’s rapid fall and recovery were matched by an equally dramatic turnaround in the bond market. At the end of 2008, as the credit markets virtually shut down, risk-averse investors flocked to U.S. Treasury bonds. The effect was to widen the difference between the lower yields of Treasuries and the higher yields of corporate bonds to a margin not seen since the Depression. In the municipal market, the typical relationship between Treasury and municipal-bond yields was reversed (see the chart on page 4).

The Federal Reserve and other central banks around the world responded to the economic slowdown and credit crisis by lowering interest rates and implementing other aggressive stimulus programs. Meanwhile, governments boosted spending in hopes of reversing the recessionary tide. As fears of a worldwide depression eased, investors’ appetite for risk returned to more normal levels. The receding pessimism raised demand for bonds, raising their prices and bringing down their yields. Over the past 12 months, the broad taxable and municipal bond markets returned more than 13%—and, as the chart shows, yields between Treasuries and municipals reverted to their traditional relationship.

However, the Fed’s easy-money campaign had a predictable effect on short-term savings vehicles such as money market funds, whose yields track prevailing short-term rates. In December 2008, the Fed reduced its target for the federal funds rate, a benchmark for the interest rates paid by money market instruments and other very short-term securities, to between 0% and 0.25%. The Fed has said it expects to maintain its target at this level “for an extended period.”

Fear and the Fed squeeze short-term yields

Short-term yields in the municipal-bond market were on the receiving end of a one-two punch during the fiscal year ended October 31.

One punch was the Fed’s decision to cut the federal funds rate almost to zero—an all-time low. The other was a surge of anxiety that fueled investors’ demand for “safe” and liquid shorter-maturity municipal securities. However, new supply was limited, and this had the effect of driving prices up and yields down.

For the Tax-Exempt Money Market Fund, the end result of these tensions was a record-low return of 0.60% for the fiscal year. Thanks largely to the fund’s low expense ratio, this was more than double the average return of competing funds. (Comparatively low expense ratios are a hallmark of all Vanguard’s municipal bond funds, of course.)

The Short-Term Tax-Exempt Fund returned 3.59% for Investor Shares, which was slightly less than its fiscal-2008 return but stood in sharp contrast to the negative average return of competing funds. One factor that helped the fund relative to its peers was demand for bonds with higher credit quality, a general characteristic of

Vanguard’s muni funds. The return of the Limited-Term Tax-Exempt Fund doubled over the previous fiscal year’s result, to 5.92% for Investor Shares, and outpaced the peer-group average.

The longer-term bond funds, including the high-yield fund, benefited from a general rally in muni bonds. Its seeds were planted late in 2008 when the credit crisis led to forced sales of munis by hedge funds and other investors. The resulting drop in prices and climb in yields made munis very attractive once the credit markets began to stabilize. The rally continued despite investors’ concerns that state and local governments might not meet their debt obligations as they struggled with the most severe economic slump since the Depression.

The Intermediate-Term, Long-Term, and High-Yield Tax-Exempt Funds—all of which reported negative returns (a rarity) in the previous fiscal year—posted results of about 10%, 13%, and 16%, respectively, for the 12 months. The funds roughly matched the average returns of their peer groups: the Intermediate-Term Fund was slightly ahead, the others slightly behind.

The high-yield fund got a further boost from the sea change in investors’ appetite for risk that began around March—as evidenced by the explosion in stock prices and demand for the riskiest of taxable and tax-exempt bonds.

Take a step back for greater perspective

It’s always helpful to step back from a fund’s current-year performance to gauge its success over a longer investment horizon. Taking a long-term view—which is the most sensible way to consider your investments—also can show how a fund’s strengths and weaknesses play out in a variety of market environments. Over the ten years ended October 31, 2009, the Vanguard municipal bond funds have outpaced their peer-group averages, in some cases by a large margin.

3

Investment insight

A historical yield pattern has reasserted itself

Atypical times can upend typical relationships. At the start of the fiscal year, municipal securities generally offered higher pre-tax yields than taxable Treasuries—an inversion of the historical relationship. A variety of investor fears about the financial outlook drove demand for Treasuries up and their yields down, while market turmoil was doing the opposite for munis. Munis usually yield less than Treasuries, because their interest income is generally exempt from federal taxes. As the period progressed, Treasury yields rose and muni yields declined—returning to the more usual relationship in the spring.

The funds’ results reflect the skillful management of their investment advisor, the Vanguard Fixed Income Group. In addition to overseeing the day-to-day operations of the funds, the Fixed Income Group conducts extensive independent credit analysis. This is done by a team of seasoned analysts, who not only assess the credit quality of bonds that are candidates for purchase but maintain an ongoing review of the funds’ current holdings.

The higher the costs, the higher the hurdle

Costs are an important factor in any fund’s performance, but they’re critical in fixed income investing because bond returns fall within a narrower range than stock returns. This simple fact provides two interrelated advantages for the skilled bond-fund manager who has the advantage of low costs. He or she has a lower hurdle to overcome in seeking to produce competitive returns, because expenses are deducted directly from returns. And the manager needn’t pursue higher-risk strategies in an effort to overcome the drag from higher costs. As you can see in the Expense Ratios table on page 5, our funds’ costs are far below the norm for their peers.

Investing in funds that have low costs and skilled management is just one step in the journey toward your investment goals. Investors should take into account not only that markets fluctuate, but also that different markets—stocks and bonds, for example—often fluctuate differently from each other. That is why we recommend that investors balance their portfolios among different asset classes, and diversify within those classes, based on each investor’s unique goals, time horizon, and tolerance for risk.

Thank you for entrusting your assets to Vanguard.

F. William McNabb III

President and Chief Executive Officer

November 16, 2009

4

Total Returns
Fiscal Year Ended October 31, 2009
	Vanguard	Peer-Group
Tax-Exempt Fund Investor Shares	Fund	Average[1]
Money Market	0.60%	0.27%
Short-Term	3.59	–2.25
Limited-Term	5.92	5.24
Intermediate-Term	10.51	10.34
Long-Term	13.32	13.71
High-Yield	16.09	16.31

Total Returns
Ten Years Ended October 31, 2009
	Average Annual Return
	Vanguard	Peer-Group
Tax-Exempt Fund Investor Shares	Fund	Average[1]
Money Market	2.27%	1.73%
Short-Term	3.17	1.86
Limited-Term	3.89	3.21
Intermediate-Term	4.90	4.34
Long-Term	5.53	4.43
High-Yield	5.22	3.21

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios[2]
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer-Group
Tax-Exempt Fund	Shares	Shares	Average[1]
Money Market	0.17%	—	0.68%
Short-Term	0.20	0.12%	0.51
Limited-Term	0.20	0.12	0.83
Intermediate-Term	0.20	0.12	0.89
Long-Term	0.20	0.12	1.05
High-Yield	0.20	0.12	1.12

1 Peer groups are: for the Tax-Exempt Money Market Fund, Tax-Exempt Money Market Funds; for the Short-Term Tax-Exempt Fund, 1–2 Year Municipal Funds; for the Limited-Term Tax-Exempt Fund, 1–5 Year Municipal Funds; for the Intermediate-Term Tax-Exempt Fund, Intermediate Municipal Funds; for the Long-Term Tax-Exempt Fund, General Municipal Funds; and for the High-Yield Tax-Exempt Fund, High-Yield Municipal Funds. Peer-group values are derived from data provided by Lipper Inc. and capture information through year-end 2008.

2 The fund expense ratios shown are from the prospectus dated February 20, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended October 31, 2009, expense ratios were: for the Tax-Exempt Money Market Fund, 0.17%; for the Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares.

5

Advisor’s Report

For the fiscal year ended October 31, 2009, the Vanguard Municipal Bond Funds posted returns ranging from 0.60% for the Tax-Exempt Money Market Fund to 16.18% for Admiral Shares of the High-Yield Tax-Exempt Fund. Four of the six funds outperformed the average returns of their peers, while the Long-Term and High-Yield Tax-Exempt Funds slightly trailed the peer-group average.

The investment environment

The past 12 months have been a period of rebound for the municipal bond market. The fiscal year opened in the midst of a seemingly desperate crisis: Major financial firms had imploded; the credit markets were frozen; hedge funds and closed-end funds were unloading high-quality assets, including municipal bonds, at fire-sale prices to meet collateral requirements; and investors were fleeing securities with any hint of risk for the perceived safety of Treasury securities.

By January, federal government and Federal Reserve initiatives aimed at combating the financial crisis and the intertwined economic slump started gaining some traction. The banks and brokerage firms that bring municipal issues to market and facilitate liquidity began to operate normally once again. The muni market started to stabilize, and munis’ depressed prices began to attract buyers, helping to fuel a rally that continued for the remainder of the year.

Prices also got a boost from the shortage of traditional tax-exempt securities. After the yields demanded by muni investors became prohibitively high in early 2009, states and local governments shifted a significant portion of their issuance to a new and lower-cost type of municipal bond—the subsidized and taxable Build America Bond, which was created as part of the federal government’s stimulus package.

As economic conditions improved during the year, investors became emboldened, seeming almost to leap into risk-taking. Indeed, with state and local finances remaining shaky throughout the period, it was the market’s shift toward risk that led to a narrowing of the yield gap between lower-quality municipals and Treasuries. In this environment, lower-quality bonds performed best in both the taxable and municipal markets.

Management of the funds

In anticipation of the market’s recovery, we increased the funds’ exposure to lower-quality securities, while maintaining their overall emphasis on securities with high credit quality. Indeed, compared with the funds’ peer groups, our allocations to lower-rated issues remained quite modest. This higher-quality bias is true even for the high-yield fund, which holds a far lower proportion of risky debt than competing funds do.

The six funds’ interest rate positioning, as measured by their average weighted durations, had no meaningful impact on performance relative to benchmark indexes.

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
	October 31,	October 31,
Maturity	2008	2009
2 years	2.48%	0.70%
5 years	3.39	1.85
10 years	4.31	3.03
30 years	5.36	4.23

Source: Vanguard.

Outlook

We expect slow and stable economic growth to continue. Although the ultimate strength of the recovery is open to question, the muni market has clearly priced out depression and priced in recovery. And, while we expect the Federal Reserve to continue to keep interest rates low, we will be closely watching for any serious uptick in inflation. If inflation becomes a concern, we will be prepared to act quickly. As the economic expansion proceeds, yield spreads between lower-risk and higher-risk bonds should continue to tighten, albeit at a more moderate pace.

At the state and local levels, we do not expect any immediate respite from financial stress. If the historical pattern holds, fiscal pressure on state and local governments will continue for the next few years. Changes in the financial picture of municipal bond issuers tend to lag the broader economic cycle by one to two years. As we usually do, we will continue to independently monitor developments and closely analyze the finances of the muni issuers. We strive to make sure that the financial problems of issuers won’t become the problems of the shareholders in our funds.

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Group

Marlin G. Brown, Portfolio Manager

Michael G. Kobs, Portfolio Manager

Pamela Wisehaupt Tynan, Principal, Portfolio Manager

Vanguard Fixed Income Group

November 23, 2009

6

Results of Proxy Voting

At a special meeting of shareholders on July 2, 2009, fund shareholders approved the following two proposals:

Proposal 1—Elect trustees for each fund.*

The individuals listed in the table below were elected as trustees for each fund. All trustees with the exception of Messrs. McNabb and Volanakis (both of whom already served as directors of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
John J. Brennan	15,836,338,337	441,509,072	97.3%
Charles D. Ellis	15,676,769,062	601,078,347	96.3%
Emerson U. Fullwood	15,718,681,655	559,165,754	96.6%
Rajiv L. Gupta	15,783,407,101	494,440,307	97.0%
Amy Gutmann	15,736,449,140	541,398,269	96.7%
JoAnn Heffernan Heisen	15,750,848,694	526,998,715	96.8%
F. William McNabb III	15,825,186,220	452,661,189	97.2%
André F. Perold	15,721,226,673	556,620,735	96.6%
Alfred M. Rankin, Jr.	15,793,381,689	484,465,719	97.0%
Peter F. Volanakis	15,789,764,183	488,083,225	97.0%
* Results are for all funds within the same trust.

Proposal 2—Update and standardize the funds’ fundamental policies regarding:

(a) Purchasing and selling real estate.

(b) Issuing senior securities.

(c) Borrowing money. (d) Making loans.

(e) Purchasing and selling commodities.

(f) Concentrating investments in a particular industry or group of industries.

(g) Eliminating outdated fundamental investment policies not required by law.

The revised fundamental policies are clearly stated and simple, yet comprehensive, making oversight and compliance more efficient than under the former policies. The revised fundamental policies will allow the funds to respond more quickly to regulatory and market changes, while avoiding the costs and delays associated with successive shareholder meetings.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Long-Term Tax-Exempt Fund
2a	381,099,722	8,466,213	21,771,564	47,055,581	83.1%
2b	381,030,884	9,747,243	20,559,369	47,055,583	83.1%
2c	374,427,561	9,703,206	27,206,730	47,055,582	81.7%
2d	376,625,125	9,435,760	25,276,611	47,055,582	82.2%
2e	374,981,143	9,232,871	27,123,485	47,055,580	81.8%
2f	378,002,187	10,079,483	23,255,826	47,055,582	82.5%
2g	385,633,636	10,453,910	15,249,951	47,055,582	84.1%

Limited-Term Tax-Exempt Fund
2a	493,387,231	8,290,734	18,822,706	74,586,118	82.9%
2b	491,122,740	10,430,401	18,947,525	74,586,121	82.5%
2c	484,475,274	10,217,581	25,807,812	74,586,121	81.4%
2d	485,842,185	10,379,353	24,279,135	74,586,115	81.6%
2e	483,469,846	9,674,983	27,355,841	74,586,119	81.2%
2f	486,544,346	10,480,761	23,475,561	74,586,121	81.8%
2g	492,525,996	10,879,163	17,095,507	74,586,122	82.8%

7

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Intermediate-Term Tax-Exempt Fund
2a	1,008,659,945	16,479,714	42,885,529	113,730,510	85.4%
2b	1,008,391,773	18,657,245	40,976,173	113,730,507	85.3%
2c	995,643,927	17,959,685	54,421,570	113,730,515	84.3%
2d	998,314,845	18,453,804	51,256,539	113,730,510	84.5%
2e	994,551,764	17,616,371	55,857,053	113,730,510	84.2%
2f	1,002,780,277	18,728,218	46,516,695	113,730,507	84.9%
2g	1,015,888,202	19,268,360	32,868,630	113,730,506	86.0%

High-Yield Tax-Exempt Fund
2a	352,171,034	8,209,591	19,084,817	31,370,210	85.7%
2b	352,229,679	9,218,416	18,017,345	31,370,212	85.7%
2c	343,765,113	9,016,561	26,683,765	31,370,212	83.7%
2d	343,088,807	9,371,598	27,005,037	31,370,209	83.5%
2e	344,625,201	8,566,538	26,273,700	31,370,212	83.9%
2f	347,102,813	9,604,907	22,757,721	31,370,211	84.5%
2g	357,843,866	9,234,508	12,387,064	31,370,214	87.1%

Short-Term Tax-Exempt Fund
2a	237,232,725	6,851,283	11,900,007	39,380,767	80.3%
2b	238,842,417	7,463,249	9,678,350	39,380,766	80.9%
2c	236,180,720	7,291,172	12,512,122	39,380,769	80.0%
2d	236,289,365	7,533,107	12,161,544	39,380,766	80.0%
2e	234,371,362	7,362,465	14,250,190	39,380,765	79.3%
2f	237,055,544	7,851,827	11,077,647	39,380,765	80.3%
2g	240,482,061	7,604,926	7,897,030	39,380,766	81.4%

Tax-Exempt Money Market Fund
2a	11,736,045,657	262,174,980	1,101,385,295	236,805,478	88.0%
2b	11,763,241,836	313,284,410	1,023,079,685	236,805,479	88.2%
2c	11,559,032,440	283,557,176	1,257,016,314	236,805,480	86.7%
2d	11,592,991,058	281,417,643	1,225,197,230	236,805,479	87.0%
2e	11,489,626,820	269,473,307	1,340,505,807	236,805,476	86.2%
2f	11,678,807,104	361,355,938	1,059,442,890	236,805,478	87.6%
2g	12,050,670,022	348,900,338	700,035,569	236,805,482	90.4%

Fund shareholders did not approve this proposal:

Proposal 3—Institute procedures to prevent holding investments in companies that, in the judgment of the board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights.

The trustees recommended a vote against the proposal because it called for procedures that duplicate existing practices and procedures of the Vanguard funds.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Tax-Exempt Money Market Fund	1,737,301,055	366,947,936	10,995,356,938	236,805,481	13.0%

8

Tax-Exempt Money Market Fund

Fund Profile

As of October 31, 2009

Financial Attributes

Yield[1]	0.1%
Average Weighted Maturity	37 days
Average Quality[2]	MIG-1
Expense Ratio[3]	0.17%

Largest State Concentrations[4]

Texas	13.3%
Illinois	6.1
Florida	5.8
North Carolina	5.6
Colorado	3.9
Washington	3.7
Massachusetts	3.5
Indiana	3.4
Wisconsin	3.3
Tennessee	3.2
Top Ten	51.8%

Distribution by Credit Quality[5] (% of portfolio)

MIG-1/SP-1+	84.6%
A-1/P-1	15.0
AAA/AA	0.4

1 7-day SEC yield. See the Glossary.

2 Moody’s Investors Service.

3 The expense ratio shown is from the prospectus dated February 20, 2009, and represents estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended October 31, 2009, the expense ratio was 0.17%.

4 Percentages of total net assets, excluding any futures contracts.

5 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

9

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2009		of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Exempt Money Market Fund[1]	0.60%	2.45%	2.27%	$12,522
Tax-Exempt Money Market Funds Average[2]	0.27	1.88	1.73	11,871

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Tax-Exempt Money Market Funds Average is derived from data provided by Lipper Inc.

10

Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): October 31, 1999–October 31, 2009

	Tax-Exempt
Fiscal	Money Market	Peer-Group
Year	Fund	Average[1]
2000	3.9%	3.4%
2001	3.2	2.7
2002	1.5	0.9
2003	1.0	0.5
2004	1.0	0.5
2005	2.1	1.5
2006	3.3	2.6
2007	3.6	3.0
2008	2.6	2.0
2009	0.6	0.3
7-day SEC yield (10/31/2009): 0.14%

Average Annual Total Returns: Periods Ended September 30, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Exempt Money Market[2]	6/10/1980	0.87%	2.47%	0.00%	2.30%	2.30%

1 Tax-Exempt Money Market Funds Average is derived from data provided by Lipper Inc.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend information.

11

Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets

As of October 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). In addition, the fund publishes its holdings on a monthly basis at www.vanguard.com.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.6%)
Alabama (0.5%)
1 Alabama Housing Finance Agency TOB VRDO	0.340%	11/6/09 LOC	9,885	9,885
1 Alabama Public School & College Auth. TOB VRDO	0.230%	11/6/09	9,000	9,000
1 Alabama Public School & College Auth. TOB VRDO	0.260%	11/6/09	16,530	16,530
1 Alabama Special Care Fac. Financing Auth. TOB VRDO	0.200%	11/6/09	6,775	6,775
Birmingham AL Public Educ. Building Student Housing Rev. (Univ. Alabama Project) VRDO	0.200%	11/6/09 LOC	17,455	17,455
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	0.260%	11/6/09	33,550	33,550
				93,195
Alaska (0.4%)
Alaska Housing Finance Corp.	1.100%	12/1/09	20,000	20,000
Alaska Housing Finance Corp. Home Mortgage Rev. VRDO	0.200%	11/6/09	10,000	10,000
1 Alaska Housing Finance Corp. TOB VRDO	0.200%	11/6/09 LOC	5,015	5,015
1 Alaska Housing Finance Corp. TOB VRDO	0.460%	11/6/09	4,065	4,065
Alaska Housing Finance Corp. VRDO	0.180%	11/6/09	13,500	13,500
1 Alaska State International Airports System Rev. TOB VRDO	4.200%	11/6/09	11,250	11,250
1 Anchorage AK Water Rev. TOB VRDO	0.310%	11/6/09	15,335	15,335
				79,165
Arizona (1.9%)
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.190%	11/6/09 LOC	12,300	12,300
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.190%	11/6/09 LOC	37,300	37,300
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.250%	11/6/09 LOC	12,500	12,500
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.250%	11/6/09 LOC	45,765	45,765
Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	0.190%	11/6/09 LOC	20,000	20,000
Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	0.190%	11/6/09 LOC	33,600	33,600
Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	0.220%	11/6/09 LOC	10,000	10,000
Arizona Sports & Tourism Auth. VRDO	0.390%	11/6/09 LOC	5,000	5,000
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	3.000%	7/1/10	6,290	6,398
1 Arizona Transp. Board Highway Rev. TOB VRDO	0.200%	11/6/09	7,900	7,900
1 Arizona Transp. Board Highway Rev. TOB VRDO	0.210%	11/6/09	7,365	7,365
1 Gilbert AZ GO TOB VRDO	0.200%	11/6/09	27,250	27,250
Glendale AZ IDA (Midwestern Univ.) VRDO	0.230%	11/6/09 LOC	5,000	5,000
1 Maricopa County AZ Public Finance Corp. Lease Rev. TOB VRDO	0.200%	11/6/09	8,555	8,555
1 Phoenix AZ Civic Improvement Corp. Airport Rev. TOB VRDO	0.260%	11/6/09	5,000	5,000
1 Phoenix AZ Civic Improvement Corp. Airport Rev. TOB VRDO	0.260%	11/6/09	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	0.200%	11/6/09 LOC	24,085	24,085
1 Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	0.210%	11/6/09 (13)	7,700	7,700
1 Phoenix AZ Civic Improvement Corp. Wastewater System Rev. TOB VRDO	0.200%	11/6/09 LOC	10,320	10,320
1 Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	0.200%	11/6/09	4,995	4,995
1 Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	0.240%	11/6/09	8,240	8,240
1 Phoenix AZ GO TOB VRDO	0.210%	11/6/09	16,780	16,780
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.200%	11/6/09	4,995	4,995
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.200%	11/6/09	6,500	6,500
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.200%	11/6/09	6,450	6,450
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.200%	11/6/09	8,500	8,500
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.210%	11/6/09	4,635	4,635
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.210%	11/6/09	16,000	16,000
Tempe AZ Transit Excise Tax Rev. VRDO	0.240%	11/6/09	14,355	14,355
Yavapai County AZ IDA (Northern Arizona Healthcare) VRDO	0.210%	11/6/09 LOC	4,000	4,000
				390,478
California (1.8%)
California GO CP	0.400%	11/4/09 LOC	5,000	5,000
California GO CP	0.400%	11/6/09 LOC	5,850	5,850
California Housing Finance Agency Home Mortgage Rev. VRDO	2.050%	11/2/09	43,000	43,000
California State Econ. Recovery Bonds	5.250%	1/1/10	1,180	1,186
Central Basin Muni. Water Dist. CA COP VRDO	0.250%	11/6/09 LOC	12,295	12,295

12

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Fresno CA Sewer Rev. TOB VRDO	0.340%	11/6/09 (12)	9,000	9,000
Kern County CA TRAN	2.500%	6/30/10	100,000	101,182
Los Angeles CA TRAN	2.500%	4/28/10	40,000	40,399
Los Angeles CA USD TRAN	2.000%	8/12/10	100,000	101,067
Sacramento CA Suburban Water Dist. COP VRDO	0.250%	11/6/09 LOC	12,325	12,325
San Bernardino County CA TRAN	2.000%	6/30/10	20,000	20,211
Santa Clara County CA TRAN	2.000%	6/30/10	25,000	25,246
				376,761
Colorado (3.9%)
1 Board of Governors of the Colorado State University System Rev. TOB VRDO	0.200%	11/6/09 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.250%	11/6/09 LOC	10,800	10,800
Colorado Educ. & Cultural Fac. Auth. Nature Conservancy Project VRDO	0.250%	11/6/09	11,209	11,209
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.250%	11/2/09 LOC	30,405	30,405
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.250%	11/2/09 LOC	11,000	11,000
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.250%	11/2/09 LOC	13,715	13,715
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.250%	11/2/09 LOC	9,965	9,965
Colorado General Fund TRAN	2.000%	6/25/10	100,000	100,997
1 Colorado Health Fac. Auth. Rev. (Colorado Catholic Initiatives) TOB VRDO	0.260%	11/6/09	5,710	5,710
Colorado Health Fac. Auth. Rev. (Evangelical) VRDO	0.230%	11/6/09 LOC	3,700	3,700
Colorado Health Fac. Auth. Rev. (Exempla Inc.) VRDO	0.180%	11/6/09 LOC	3,900	3,900
Colorado Health Fac. Auth. Rev. (Exempla Inc.) VRDO	0.200%	11/6/09 LOC	6,915	6,915
1 Colorado Health Fac. Auth. Rev. (Poudre Valley Medical Center) TOB VRDO	0.260%	11/6/09 LOC	29,990	29,990
1 Colorado Health Fac. Auth. Rev. (Poudre Valley Medical Center) TOB VRDO	0.260%	11/6/09 LOC	46,000	46,000
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	0.280%	11/6/09	38,300	38,300
1 Colorado Housing & Finance Auth. (Single Family Mortgage) TOB VRDO	0.360%	11/6/09 (7)	3,250	3,250
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.260%	11/6/09	19,825	19,825
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.260%	11/6/09	7,290	7,290
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.260%	11/6/09	10,900	10,900
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.310%	11/6/09	70,715	70,715
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.310%	11/6/09	11,800	11,800
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.260%	11/6/09	12,690	12,690
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.260%	11/6/09	23,000	23,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.260%	11/6/09	10,100	10,100
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.260%	11/6/09	10,000	10,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.310%	11/6/09	10,495	10,495
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.310%	11/6/09	40,000	40,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.310%	11/6/09	12,500	12,500
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.310%	11/6/09	23,000	23,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.340%	11/6/09	16,360	16,360
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.340%	11/6/09	50,000	50,000
1 Colorado Regional Transp. Dist. Sales Tax Rev. TOB VRDO	0.290%	11/6/09	11,500	11,500
Colorado Springs CO Util. System Rev. VRDO	0.200%	11/6/09	11,000	11,000
Colorado State Education Loan Program TRAN	2.000%	8/12/10	50,000	50,561
Denver CO Urban Renewal Auth. Tax Increment Rev. (Stapleton) VRDO	0.230%	11/6/09 LOC	14,735	14,735
Moffat County CO PCR (Pacificcorp) VRDO	0.300%	11/6/09 LOC	7,400	7,400
Univ. of Colorado Hosp. Auth. Rev. VRDO	0.220%	11/6/09 LOC	17,140	17,140
				788,862
Connecticut (0.5%)
Connecticut GO	5.000%	3/15/10	5,010	5,089
Connecticut Housing Finance Auth. (Housing Mortgage Finance Program) VRDO	0.230%	11/2/09	7,000	7,000
Connecticut Housing Finance Auth. Housing Mortgage Finance VRDO	0.230%	11/2/09	25,765	25,765
1 Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	0.200%	11/6/09	4,851	4,851
1 Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	0.260%	11/6/09	7,300	7,300
Hartford CT Metro. Dist. BAN	1.500%	7/15/10	60,000	60,456
				110,461
Delaware (0.3%)
Delaware GO	5.250%	4/1/10 (Prere.)	2,475	2,523
Delaware Health Fac. Auth. Rev. (Bay Health Medical) VRDO	0.220%	11/6/09 LOC	5,050	5,050
Delaware Health Fac. Auth. Rev. (Nemours Foundation Project) VRDO	0.260%	11/6/09	9,770	9,770
1 Delaware Housing Auth. Rev. TOB VRDO	0.300%	11/6/09	8,140	8,140
1 Delaware Housing Auth. Single Family Mortgage Rev. TOB VRDO	0.390%	11/6/09	3,640	3,640
1 Delaware Housing Auth. Single Family Mortgage Rev. TOB VRDO	2.200%	11/6/09	5,430	5,430
New Castle County DE Airport Fac. Rev. (FlightSafety) VRDO	0.320%	11/6/09	24,665	24,665
				59,218
District of Columbia (1.7%)
1 District of Columbia COP TOB VRDO	0.200%	11/6/09 LOC	17,580	17,580
1 District of Columbia GO TOB VRDO	0.200%	11/6/09 LOC	22,830	22,830
1 District of Columbia GO TOB VRDO	0.260%	11/6/09 (13)	3,305	3,305
District of Columbia GO VRDO	0.260%	11/6/09 LOC	15,625	15,625
District of Columbia Rev. (American Univ.) VRDO	0.260%	11/6/09 LOC	7,400	7,400
District of Columbia Rev. (American Univ.) VRDO	0.260%	11/6/09 LOC	17,000	17,000
District of Columbia Rev. (Center for Strategic and International Studies, Inc. Issue) VRDO	0.190%	11/6/09 LOC	6,730	6,730
District of Columbia Rev. (Council Foreign Relations) VRDO	0.260%	11/6/09 LOC	62,680	62,680
District of Columbia Rev. (Family & Child Services) VRDO	0.260%	11/6/09 LOC	6,335	6,335

13

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia Rev. (George Washington Univ.) VRDO	0.220%	11/6/09 LOC	5,910	5,910
District of Columbia Rev. (Georgetown Univ.) VRDO	0.170%	11/6/09 LOC	4,500	4,500
District of Columbia Rev. (Georgetown Univ.) VRDO	0.190%	11/6/09 LOC	2,500	2,500
District of Columbia Rev. (Georgetown Univ.) VRDO	0.190%	11/6/09 LOC	8,750	8,750
District of Columbia Rev. (Georgetown Univ.) VRDO	0.200%	11/6/09 LOC	9,575	9,575
District of Columbia Rev. (Georgetown Univ.) VRDO	0.200%	11/6/09 LOC	17,200	17,200
District of Columbia Rev. (Henry J. Kaiser Family Foundation) VRDO	0.260%	11/6/09	12,000	12,000
District of Columbia Rev. (John F. Kennedy Center) VRDO	0.260%	11/6/09 LOC	10,200	10,200
District of Columbia Rev. (Society for Neuroscience) VRDO	0.260%	11/6/09 LOC	12,000	12,000
District of Columbia Rev. (The Pew Charitable Trust) VRDO	0.190%	11/6/09 LOC	31,000	31,000
District of Columbia Rev. (Washington Drama Society) VRDO	0.200%	11/6/09 LOC	20,375	20,375
District of Columbia Rev. (Wesley Theological) VRDO	0.200%	11/6/09 LOC	5,000	5,000
1 District of Columbia Rev. TOB VRDO	0.210%	11/6/09 (13)	8,350	8,350
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.200%	11/6/09 LOC	12,885	12,885
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.240%	11/6/09 (4)	4,000	4,000
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.310%	11/6/09	11,865	11,865
Metro. Washington Airports Auth. Airport System Rev. CP	0.460%	12/9/09 LOC	13,500	13,500
1 Metro. Washington Airports Auth. Airport System Rev. TOB VRDO	0.460%	11/6/09 (4)	3,495	3,495
1 Washington DC Airport Auth. System TOB VRDO	0.460%	11/6/09	4,000	4,000
				356,590
Florida (5.8%)
1 Brevard County FL School Board COP TOB VRDO	0.200%	11/6/09 LOC	13,920	13,920
1 Broward County FL GO TOB VRDO	0.210%	11/6/09	7,840	7,840
1 Broward County FL Professional Sports Fac. Tax Rev. COP TOB VRDO	0.310%	11/6/09 (4)	5,800	5,800
1 Broward County FL School Board COP TOB VRDO	0.200%	11/6/09 LOC	34,710	34,710
1 Broward County FL Water & Sewer Util. Rev. TOB VRDO	0.200%	11/6/09	5,660	5,660
1 Flordia Dept. of Management Services COP TOB VRDO	0.240%	11/6/09	6,955	6,955
1 Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	0.200%	11/6/09	4,370	4,370
1 Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	0.210%	11/6/09	15,000	15,000
1 Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	0.260%	11/6/09	18,925	18,925
1 Florida Board of Educ. Public Educ. TOB VRDO	0.210%	11/6/09	12,875	12,875
1 Florida Board of Educ. Public Educ. TOB VRDO	0.210%	11/6/09	19,550	19,550
1 Florida Board of Educ. Public Educ. TOB VRDO	0.210%	11/6/09	9,600	9,600
1 Florida Board of Educ. TOB VRDO	0.200%	11/6/09	3,995	3,995
Florida Dept. of Environmental Protection & Preservation Rev. VRDO	0.200%	11/6/09 (12)	47,200	47,200
Florida Dept. of Environmental Protection & Preservation Rev. VRDO	0.200%	11/6/09 (12)	5,110	5,110
Florida Gulf Coast Univ. Financing Corp. VRDO	0.210%	11/6/09 LOC	5,700	5,700
1 Florida Housing Finance Corp. Rev. TOB VRDO	0.300%	11/6/09	4,970	4,970
1 Florida Housing Finance Corp. Rev. TOB VRDO	0.300%	11/6/09	12,375	12,375
1 Florida Housing Finance Corp. Rev. TOB VRDO	0.300%	11/6/09	9,225	9,225
1 Florida Housing Finance Corp. Rev. TOB VRDO	0.300%	11/6/09	11,230	11,230
Florida Keys Aqueduct Auth. Rev. VRDO	0.180%	11/6/09 LOC	10,500	10,500
1 Florida State Dept. Transp. Rev. TOB VRDO	0.200%	11/6/09	8,225	8,225
Gainsville FL Util. System Rev. VRDO	0.200%	11/6/09	34,830	34,830
Gainsville FL Util. System Rev. VRDO	0.200%	11/6/09	7,335	7,335
Highlands County FL Health Rev. (Adventist Health System) VRDO	0.180%	11/6/09 LOC	22,050	22,050
Highlands County FL Health Rev. (Adventist Health System) VRDO	0.200%	11/6/09 LOC	14,300	14,300
Highlands County FL Health Rev. (Adventist Health System) VRDO	0.220%	11/6/09 LOC	5,000	5,000
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.200%	11/6/09	4,470	4,470
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.200%	11/6/09	33,695	33,695
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.220%	11/6/09 LOC	11,900	11,900
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.220%	11/6/09 LOC	3,900	3,900
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.220%	11/6/09	4,965	4,965
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.260%	11/6/09	30,445	30,445
Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.270%	11/6/09	29,500	29,500
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	0.230%	11/6/09 LOC	5,675	5,675
1 Jacksonville FL Transp. Rev. TOB VRDO	0.360%	11/6/09	6,330	6,330
Jacksonville FL Transp. Rev. VRDO	0.220%	11/6/09 LOC	10,550	10,550
1 Lee Memorial Health System Florida Hosp. Rev. TOB VRDO	0.200%	11/6/09 LOC	14,570	14,570
Martin County FL Health Fac. Auth. Hosp. Rev. (Martin Medical Center) VRDO	0.220%	11/6/09 LOC	13,790	13,790
Miami FL Health Fac. Auth. (Catholic Health East) VRDO	0.240%	11/6/09 LOC	7,400	7,400
1 Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	0.210%	11/6/09 (13)	23,075	23,075
1 Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	0.210%	11/6/09 (13)	19,800	19,800
1 Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	0.260%	11/6/09 (12)	5,070	5,070
1 Miami-Dade County FL School Board COP TOB VRDO	0.210%	11/6/09 (13)	36,630	36,630
1 Miami-Dade County FL School Board COP TOB VRDO	0.230%	11/6/09 (13)	9,600	9,600
1 Miami-Dade County FL School Board COP TOB VRDO	0.560%	11/6/09 (12)	5,800	5,800
Miami-Dade County FL School Dist. TAN	1.000%	1/5/10	150,000	150,163
1 Miami-Dade County FL Special Obligation TOB VRDO	0.200%	11/2/09 LOC	17,900	17,900
Miami-Dade County FL Special Obligation VRDO	0.180%	11/6/09 LOC	25,850	25,850
Miami-Dade County FL Sports Franchise Fac. Tax Rev. VRDO	0.220%	11/6/09 LOC	10,000	10,000
Monroe County FL Airport Rev. (Var-Key West International Airport) VRDO	0.400%	11/6/09 LOC	14,190	14,190
Orange County FL Educ. Fac. Auth. Rev. (Rollins College) VRDO	0.260%	11/6/09 LOC	3,625	3,625
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project) VRDO	0.200%	11/6/09 LOC	10,000	10,000

14

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project) VRDO	0.200%	11/6/09	4,250	4,250
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project) VRDO	0.200%	11/6/09	4,145	4,145
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	0.260%	11/6/09 LOC	4,630	4,630
1 Orange County FL Housing Finance Auth. Homeowner Rev. TOB VRDO	0.300%	11/6/09	4,120	4,120
1 Orange County FL School Board COP TOB VRDO	0.200%	11/6/09 LOC	9,200	9,200
Orange County FL School Dist. TAN	2.000%	10/1/10	80,000	81,115
1 Orlando & Orange County FL Expressway Auth. TOB VRDO	0.210%	11/6/09 (13)	11,300	11,300
Palm Beach County FL Educ. Fac. Auth. Rev. (Atlantic Univ. Inc.) VRDO	0.260%	11/6/09 LOC	19,840	19,840
Palm Beach County FL Rev. (Children’s Home Society Project) VRDO	0.260%	11/6/09 LOC	12,155	12,155
Palm Beach County FL Rev. (Community Foundation Palm Beach Project) VRDO	0.400%	11/6/09 LOC	5,700	5,700
Palm Beach County FL Rev. (Norton Gallery) VRDO	0.430%	11/6/09 LOC	12,500	12,500
Palm Beach County FL School Dist. TAN	0.750%	2/1/10	35,000	35,039
1 Palm Beach County FL TOB VRDO	0.210%	11/6/09	8,595	8,595
1 Palm Beach County FL Water & Sewer TOB VRDO	0.200%	11/6/09	5,535	5,535
Pembroke Pines FL Charter School Rev. VRDO	0.260%	11/6/09 (12)	11,210	11,210
Pembroke Pines FL Charter School Rev. VRDO	0.260%	11/6/09 (12)	19,685	19,685
Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	0.220%	11/6/09 LOC	8,875	8,875
Sarasota County FL Public Hosp. Rev. (Sarasota Memorial Hosp.) VRDO	0.200%	11/6/09 LOC	20,000	20,000
1 South Florida Water Management Dist. TOB VRDO	0.310%	11/6/09	9,800	9,800
1 Tallahassee FL Energy System Rev. TOB VRDO	0.240%	11/6/09	5,625	5,625
1 Tampa Bay FL Water Util. System Rev. TOB VRDO	0.200%	11/6/09	3,500	3,500
1 Univeristy of North Florida Financing Corp. Capital Improvement Rev. TOB VRDO	0.260%	11/6/09 LOC	5,280	5,280
1 Volusia County FL Rev. TOB VRDO	0.200%	11/6/09 LOC	14,390	14,390
				1,182,632
Georgia (2.6%)
1 Atlanta GA Airport Passenger Charge Rev. TOB VRDO	0.510%	11/6/09 (4)	12,500	12,500
Bartow County GA School Dist. GO	5.000%	11/1/09	10,135	10,135
1 Clark County NV School Dist. GO TOB VRDO	0.190%	11/6/09	10,450	10,450
Cobb County GA Hosp. Auth. Rev. (Equipment Pool Project) VRDO	0.260%	11/6/09 LOC	25,000	25,000
Cobb County GA Kennestone Hosp. Auth. Rev. VRDO	0.260%	11/6/09 LOC	10,000	10,000
Dalton County GA Dev. Auth. (Hamilton Health Care System) VRDO	0.260%	11/6/09 LOC	13,605	13,605
1 DeKalb County GA Water & Sewer Rev. TOB VRDO	0.200%	11/6/09 LOC	16,565	16,565
Fulton County GA Dev. Auth. (Lovett School Project) VRDO	0.210%	11/6/09 LOC	5,000	5,000
Fulton County GA Dev. Auth. (Pace Academy Inc. Project) VRDO	0.260%	11/6/09 LOC	4,300	4,300
Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	0.210%	11/6/09 LOC	22,000	22,000
Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	0.210%	11/6/09 LOC	15,570	15,570
Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	0.210%	11/6/09 LOC	32,000	32,000
Fulton County GA School Dist. GO	2.000%	12/15/09	130,000	130,223
Gainesville & Hall County GA Dev. Auth. Rev. (Hall County Sewage Fac. Project) VRDO	0.260%	11/6/09 LOC	7,000	7,000
Georgia GO	5.300%	3/1/10	3,360	3,412
Georgia GO	5.750%	3/1/10	8,840	8,990
Georgia GO	5.000%	5/1/10	3,000	3,068
Georgia GO	5.250%	7/1/10 (Prere.)	4,000	4,128
Georgia GO	5.500%	7/1/10	4,500	4,650
1 Georgia GO TOB VRDO	0.310%	11/6/09	9,225	9,225
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.220%	11/6/09 LOC	9,670	9,670
1 Gwinnett County GA Hsg. Auth. (Longwood Visa Apt.) TOB VRDO	0.360%	11/6/09 LOC	8,045	8,045
Gwinnett County GA School Dist. GO	5.000%	2/1/10	5,000	5,057
1 Gwinnett County GA School Dist. GO TOB VRDO	0.200%	11/6/09	7,045	7,045
1 Gwinnett County GA School Dist. GO TOB VRDO	0.210%	11/6/09	12,335	12,335
1 Gwinnett County GA School Dist. TOB VRDO	0.260%	11/6/09	4,500	4,500
Henry County GA School Dist. GO	5.000%	4/1/10	16,475	16,768
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	0.210%	11/6/09 LOC	16,475	16,475
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	0.260%	11/6/09 LOC	18,800	18,800
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	0.260%	11/6/09 LOC	6,000	6,000
1 Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB VRDO	0.240%	11/6/09 (4)	5,000	5,000
Muni. Electric Auth. Georgia BAN	1.250%	5/7/10	23,000	23,047
Muni. Electric Auth. Georgia BAN	1.500%	5/25/10	20,000	20,101
1 Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) TOB VRDO	0.200%	11/6/09	4,440	4,440
1 Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) TOB VRDO	0.200%	11/6/09	5,630	5,630
1 Private Colleges & Universities Auth Georgia (Emory Univ.) TOB VRDO	0.210%	11/6/09	5,000	5,000
Savannah GA Econ. Dev. Auth. Rev. (SSU Foundation) VRDO	0.220%	11/6/09 LOC	9,000	9,000
Thomasville GA Hosp. Rev. (John D Archbold Memorial Hosp., Inc. Project) VRDO	0.260%	11/6/09 LOC	4,000	4,000
Thomasville GA Hosp. Rev. (John D Archbold Memorial Hosp., Inc. Project) VRDO	0.260%	11/6/09 LOC	4,095	4,095
Valdosta & Lowndes County GA Hosp. Auth. Rev. (South GA Medical Center Project) VRDO	0.260%	11/6/09 LOC	5,300	5,300
				538,129
Hawaii (0.3%)
1 Hawaii State GO TOB VRDO	0.200%	11/6/09	11,245	11,245
1 Honolulu HI City & County TOB VRDO	0.210%	11/6/09	14,995	14,995
1 Univ. of Hawaii Rev. TOB VRDO	0.210%	11/6/09 (13)	19,800	19,800
1 University of Hawaii Rev. TOB VRDO	0.200%	11/6/09 LOC	12,900	12,900
				58,940

15

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Idaho (2.8%)
Idaho Housing & Finance Assn. (College of Idaho Project) VRDO	0.220%	11/6/09 LOC	6,355	6,355
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.230%	11/6/09	25,000	25,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.260%	11/6/09	13,500	13,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.260%	11/6/09	12,000	12,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	20,000	20,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	20,000	20,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	8,000	8,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	10,250	10,250
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	10,880	10,880
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	11,885	11,885
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	14,845	14,845
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	15,135	15,135
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	17,500	17,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	13,995	13,995
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	14,130	14,130
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	15,165	15,165
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	17,485	17,485
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	6,700	6,700
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	28,750	28,750
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	24,000	24,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	30,000	30,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	33,750	33,750
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	27,000	27,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	11,300	11,300
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.360%	11/6/09	9,885	9,885
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.360%	11/6/09	10,560	10,560
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.360%	11/6/09	7,090	7,090
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.360%	11/6/09	7,925	7,925
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.360%	11/6/09	9,855	9,855
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.360%	11/6/09	5,785	5,785
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.360%	11/6/09	7,320	7,320
Idaho State Building Auth. Rev. (Prison Fac. Project) VRDO	0.200%	11/6/09	9,700	9,700
Idaho TAN	2.500%	6/30/10	100,000	101,381
				577,126
Illinois (6.1%)
1 Aurora IL Single Family Mortage Rev. TOB VRDO	0.300%	11/6/09	58,945	58,945
Bartlett IL Special Services Area (Bluff City LLC) VRDO	0.300%	11/6/09 LOC	13,840	13,840
1 Chicago IL Board of Educ. GO TOB VRDO	0.190%	11/6/09 (4)	22,990	22,990
1 Chicago IL Board of Educ. TOB VRDO	0.310%	11/6/09 (4)	4,995	4,995
Chicago IL Board of Educ. VRDO	0.220%	11/6/09 LOC	5,900	5,900
Chicago IL Board of Educ. VRDO	0.230%	11/6/09 LOC	4,900	4,900
1 Chicago IL GO TOB VRDO	0.200%	11/6/09	10,830	10,830
Chicago IL GO VRDO	0.180%	11/2/09	8,925	8,925
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.190%	11/6/09	3,655	3,655
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.210%	11/6/09	5,005	5,005
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.210%	11/6/09	18,955	18,955
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.210%	11/6/09	5,000	5,000
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.260%	11/6/09	8,710	8,710
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.200%	11/6/09 LOC	14,885	14,885
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.260%	11/6/09 LOC	13,775	13,775
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.510%	11/6/09 (4)	14,645	14,645
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.560%	11/6/09 (4)	7,495	7,495
1 Chicago IL TOB VRDO	0.200%	11/6/09	4,995	4,995
1 Chicago IL TOB VRDO	0.260%	11/6/09 (12)	6,600	6,600
Chicago IL Wastewater Transmission Rev. VRDO	0.200%	11/2/09 LOC	10,500	10,500
Chicago IL Water Rev. VRDO	0.250%	11/6/09 LOC	20,000	20,000
Cook County IL GO	5.000%	11/15/09	5,200	5,207
Cook County IL GO	5.250%	11/15/09 (Prere.)	7,000	7,081
1 Cook County IL GO TOB VRDO	0.200%	11/6/09 LOC	6,850	6,850
1 Cook County IL GO TOB VRDO	0.310%	11/6/09	7,460	7,460
1 Hoffman Estates IL TOB VRDO	0.260%	11/6/09	7,295	7,295
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	0.200%	11/6/09	37,645	37,645
Illinois Dev. Finance Auth. Rev. (Chicago Horticultural Society) VRDO	0.300%	11/6/09 LOC	20,000	20,000
Illinois Dev. Finance Auth. Rev. (Loyola Academy) VRDO	0.300%	11/6/09 LOC	16,245	16,245
1 Illinois Dev. Finance Auth. TOB VRDO	0.210%	11/6/09	20,530	20,530
Illinois Educ. Fac. Auth. Rev. (Columbia College Chicago) VRDO	0.180%	11/6/09 LOC	9,505	9,505
Illinois Educ. Fac. Auth. Rev. (Field Museum of Natural History) VRDO	0.250%	11/6/09 LOC	26,400	26,400
1 Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	0.200%	11/6/09	3,470	3,470
1 Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	0.260%	11/6/09	7,005	7,005
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	0.260%	11/6/09	4,165	4,165
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	0.260%	11/6/09	9,185	9,185
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.230%	11/6/09	31,989	31,989
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.230%	11/6/09	39,459	39,459
Illinois Finance Auth. IDR (Guesto Packing Company Inc. Project) Rev. VRDO	0.400%	11/6/09 LOC	7,245	7,245

16

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.180%	11/6/09	25,000	25,000
Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.210%	11/6/09	7,900	7,900
Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.220%	11/6/09	8,000	8,000
Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.220%	11/6/09	44,000	44,000
Illinois Finance Auth. Rev. (Art Institute of Chicago) VRDO	0.300%	11/6/09 LOC	2,900	2,900
Illinois Finance Auth. Rev. (Bradley Univ.) VRDO	0.200%	11/6/09 LOC	10,000	10,000
Illinois Finance Auth. Rev. (Bradley Univ.) VRDO	0.200%	11/6/09 LOC	4,200	4,200
Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.200%	11/2/09	1,570	1,570
Illinois Finance Auth. Rev. (Chicago Horticulture Project) VRDO	0.300%	11/6/09 LOC	9,000	9,000
Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	0.250%	11/2/09 LOC	57,750	57,750
Illinois Finance Auth. Rev. (Hosp. Sister Services Inc.) CP	0.370%	2/9/10	16,970	16,970
Illinois Finance Auth. Rev. (Little Co. Mary Hospital) VRDO	0.230%	11/6/09 LOC	28,600	28,600
Illinois Finance Auth. Rev. (North Park Univ. Project) VRDO	0.250%	11/6/09 LOC	10,000	10,000
Illinois Finance Auth. Rev. (Northwestern Community Hosp.) VRDO	0.200%	11/6/09 LOC	5,500	5,500
1 Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) TOB VRDO	0.200%	11/6/09	11,200	11,200
1 Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) TOB VRDO	0.200%	11/6/09	6,000	6,000
Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.200%	11/2/09	27,600	27,600
Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.200%	11/2/09	14,490	14,490
Illinois Finance Auth. Rev. (Northwestern Univ.) PUT	0.500%	3/31/10	15,000	15,000
Illinois Finance Auth. Rev. (Northwestern Univ.) PUT	0.500%	3/31/10	33,950	33,950
1 Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	0.210%	11/6/09	8,165	8,165
Illinois Finance Auth. Rev. (Proctor Hosp.) VRDO	0.200%	11/6/09 LOC	9,475	9,475
Illinois Finance Auth. Rev. (Rush Univ. Medical Center) VRDO	0.230%	11/6/09 LOC	4,000	4,000
1 Illinois Finance Auth. Rev. (Southern Illinois Healthcare) TOB VRDO	0.280%	11/6/09 LOC	20,000	20,000
Illinois Finance Auth. Rev. (Southern Illinois Healthcare) VRDO	0.250%	11/6/09 LOC	9,580	9,580
1 Illinois Finance Auth. Rev. (Univ. of Chicago Medical Center) TOB VRDO	0.210%	11/6/09	6,855	6,855
1 Illinois Finance Auth. Rev. (Univ. of Chicago) TOB VRDO	0.200%	11/6/09	3,000	3,000
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	0.230%	11/6/09	60,374	60,374
Illinois Finance Auth. Rev. (Wesleyan Univ.) VRDO	0.230%	11/6/09 LOC	4,790	4,790
Illinois Finance Auth. Rev. (Xavier Univ.) VRDO	0.260%	11/6/09 LOC	4,900	4,900
Illinois Finance Auth. Rev. (YMCA Metro. Chicago Project) VRDO	0.300%	11/6/09 LOC	9,750	9,750
1 Illinois GO TOB VRDO	0.200%	11/2/09 LOC	4,900	4,900
1 Illinois GO TOB VRDO	0.200%	11/6/09 LOC	18,215	18,215
1 Illinois GO TOB VRDO	0.510%	11/6/09 (4)	9,900	9,900
Illinois Health Fac. Auth. Rev. (Central Dupage Health) VRDO	0.250%	11/2/09	3,805	3,805
Illinois Health Fac. Auth. Rev. (Elmhurst Memorial Hosp.) VRDO	0.180%	11/6/09 LOC	8,600	8,600
Illinois Health Fac. Auth. Rev. (Rehabilitation Institute of Chicago Project) VRDO	0.250%	11/6/09 LOC	15,600	15,600
1 Illinois Housing Dev. Auth. TOB VRDO	0.340%	11/6/09	19,500	19,500
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	0.200%	11/6/09	21,365	21,365
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	0.200%	11/6/09	14,420	14,420
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	0.200%	11/6/09 (13)	11,375	11,375
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	0.360%	11/6/09	5,195	5,195
1 Illinois State Toll Highway Auth. Toll Highway Rev. TOB VRDO	0.200%	11/6/09	5,330	5,330
1 Illinois State Toll Highway Auth. Toll Highway Rev. TOB VRDO	0.200%	11/6/09	14,430	14,430
1 Lake, Cook, Kane & McHenry Counties IL Community USD TOB VRDO	0.260%	11/6/09 (4)	10,355	10,355
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	0.200%	11/6/09 (4)	9,290	9,290
1 Schaumburg IL GO TOB VRDO	0.210%	11/6/09 (13)	6,130	6,130
Univ. of Illinois Board of Trustees COP VRDO	0.300%	11/6/09	37,500	37,500
1 Univ. of Illinois Univ. Rev. TOB VRDO	0.240%	11/6/09	14,660	14,660
				1,243,370
Indiana (3.4%)
Indiana Bond Bank Advance Funding Program Notes	2.000%	1/5/10 LOC	17,000	17,027
Indiana Bond Bank Advance Funding Program Notes TAN	2.000%	1/6/10 LOC	41,765	41,874
Indiana Dev. Finance Auth. Rev. (Children’s Museum) VRDO	0.300%	11/6/09	29,200	29,200
Indiana Dev. Finance Auth. Rev. (Indianapolis Museum of Art) VRDO	0.300%	11/6/09 LOC	18,000	18,000
Indiana Educ. Fac. Auth. (Wabash College) VRDO	0.300%	11/6/09 LOC	29,940	29,940
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.190%	11/6/09 LOC	5,000	5,000
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.190%	11/6/09 LOC	5,250	5,250
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.190%	11/6/09 LOC	3,675	3,675
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.190%	11/6/09 LOC	10,900	10,900
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.200%	11/6/09 LOC	18,300	18,300
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.220%	11/6/09 LOC	11,500	11,500
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.230%	11/6/09 LOC	11,000	11,000
Indiana Finance Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group) VRDO	0.180%	11/6/09 LOC	14,615	14,615
Indiana Finance Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group) VRDO	0.240%	11/6/09 LOC	12,100	12,100
Indiana Finance Auth. Hosp. Rev. (Community Health Network Project) VRDO	0.190%	11/6/09 LOC	15,000	15,000
Indiana Finance Auth. Rev. (DePauw Univ. Project) VRDO	0.230%	11/6/09 LOC	26,570	26,570
Indiana Finance Auth. Rev. (Duke Energy Project) VRDO	0.400%	11/6/09 LOC	6,000	6,000
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.210%	11/2/09	30,000	30,000
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.250%	11/2/09	8,500	8,500
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.280%	11/2/09	25,000	25,000
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.230%	11/6/09	20,000	20,000
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.250%	11/6/09	30,000	30,000
1 Indiana Finance Auth. Rev. TOB VRDO	0.200%	11/6/09	10,030	10,030
Indiana Finance Auth. Rev. VRDO	0.250%	11/6/09 LOC	18,280	18,280

17

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Indiana Health & Educ. Fac. Financing Auth. Rev. (Ascension Health Credit Group) TOB VRDO	0.200%	11/6/09	19,275	19,275
Indiana Health & Educ. Fac. Financing Auth. Rev. (Clarian Health Obligated Group) VRDO	0.190%	11/6/09 LOC	8,950	8,950
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/10	2,500	2,600
1 Indiana Health Fac. Fin. Auth. Hosp. Rev. (Community Hosp. Project) Rev. TOB VRDO	0.200%	11/6/09 LOC	6,420	6,420
1 Indiana Health Fac. Finance Auth. Rev. TOB VRDO	0.240%	11/6/09 (4)	8,085	8,085
1 Indiana Housing & Community Dev. Auth. Single Family Mortgage Rev. TOB VRDO	0.300%	11/6/09	2,795	2,795
Indiana Housing & Community Dev. Auth. Single Family Mortgage Rev. VRDO	0.270%	11/6/09	21,250	21,250
Indianapolis IN Local Public Improvement Bond Bank Notes	0.780%	1/15/10	28,000	28,000
Indianapolis IN Local Public Improvement Bond Bank Notes	0.780%	1/15/10	6,800	6,800
Indianapolis IN Local Public Improvement Bond Bank Notes BAN	0.800%	3/31/10	22,275	22,275
Indianapolis IN Local Public Improvement Bond Bank Notes BAN	0.800%	3/31/10	25,000	25,000
Lawrenceburg IN Pollution Control Rev. VRDO	0.250%	11/6/09 LOC	13,000	13,000
Lawrenceburg IN Pollution Control Rev. VRDO	0.260%	11/6/09 LOC	10,000	10,000
1 New Albany Floyd County IN School Building Corp. TOB VRDO	0.190%	11/6/09 (4)	5,390	5,390
Noblesville IN Econ. Dev. Rev. (Greystone Apartments Project) VRDO	0.400%	11/6/09 LOC	11,050	11,050
Purdue IN Univ. CP	0.380%	12/14/09	5,645	5,645
Purdue IN Univ. CP	0.350%	1/14/10	27,492	27,492
South Bend IN Community School Building Corp. Rev.	5.000%	1/1/10 (Prere.)	2,095	2,129
1 St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame) TOB VRDO	0.210%	11/6/09	10,490	10,490
St. Joseph County IN Hosp. Auth. Health System (Memorial Health) VRDO	0.210%	11/6/09 LOC	8,500	8,500
1 Wayne Township IN School Building Corp. Marion County Solar Eclipse TOB VRDO	0.200%	11/6/09 LOC	25,625	25,625
				688,532
Iowa (0.7%)
1 Des Moines IA Metro. Wastewater Reclamation Auth. Sewer. Rev. TOB VRDO	0.200%	11/6/09 LOC	6,430	6,430
Iowa Finance Auth. (Iowa Schools Cash Anticipation Notes Program)	2.500%	6/23/10	50,000	50,622
Iowa Finance Auth. Rev. (Drake Univ. Project) VRDO	0.200%	11/2/09 LOC	20,200	20,200
Iowa Finance Auth. Rev. (Health Care Fac.) VRDO	0.290%	11/6/09	5,330	5,330
Iowa Finance Auth. Single Family Rev. VRDO	0.280%	11/6/09	12,000	12,000
Iowa Finance Auth. Single Family Rev. VRDO	0.290%	11/6/09	11,500	11,500
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (St. Ambrose University) VRDO	0.200%	11/2/09 LOC	9,000	9,000
Iowa School Cash Anticipation Program Rev.	3.000%	1/21/10 LOC	14,000	14,068
1 Iowa Special Obligation TOB VRDO	0.190%	11/6/09	11,200	11,200
1 Iowa Special Obligation TOB VRDO	0.190%	11/6/09	3,800	3,800
				144,150
Kansas (0.3%)
1 Kansas Dept. of Transp. Highway Rev. TOB VRDO	0.210%	11/6/09	6,300	6,300
Kansas Dept. of Transp. Highway Rev. VRDO	0.200%	11/6/09	10,000	10,000
Kansas Dept. of Transp. Highway Rev. VRDO	0.200%	11/6/09	7,600	7,600
Sedgwick County KS Airport Fac. Rev. (FlightSafety) VRDO	0.320%	11/6/09	34,000	34,000
Wichita KS Airport Facs. Rev. VRDO	0.320%	11/6/09	11,170	11,170
				69,070
Kentucky (1.7%)
Boyle County KY Hosp. Rev. (Ephraim McDowell Health) VRDO	0.260%	11/6/09 LOC	7,650	7,650
Christian County KY Association County Leasing Program Rev. VRDO	0.200%	11/2/09 LOC	26,110	26,110
Christian County KY Association County Leasing Program Rev. VRDO	0.200%	11/2/09 LOC	27,780	27,780
Jeffersontown KY Lease Program (Kentucky League of Cities Funding) VRDO	0.230%	11/6/09 LOC	2,700	2,700
Kenton County KY Airport Board Special Fac. Rev. (Flightsafety International Inc.) VRDO	0.370%	11/6/09 (13)	17,900	17,900
Kenton County KY Airport Board Special Fac. Rev. (Flightsafety International Inc.) VRDO	0.470%	11/6/09 (13)	4,600	4,600
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare) VRDO	0.160%	11/6/09 LOC	7,655	7,655
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare) VRDO	0.210%	11/6/09 LOC	12,000	12,000
Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (Ashland Hosp. Corp.) VRDO	0.210%	11/6/09 LOC	5,000	5,000
Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (Ashland Hosp. Corp.) VRDO	0.210%	11/6/09 LOC	35,000	35,000
Kentucky Higher Educ. Student Loan Corp. Student Loan Rev. VRDO	0.380%	11/6/09 LOC	41,700	41,700
1 Kentucky Housing Corp. Housing Rev. TOB VRDO	0.280%	11/6/09	9,930	9,930
Kentucky Housing Corp. Single Family Mortgage Rev. VRDO	0.280%	11/6/09	1,850	1,850
1 Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project) TOB VRDO	0.210%	11/6/09	7,840	7,840
Louisville & Jefferson County KY Metro. Govt. BAN	2.500%	12/1/09	8,800	8,810
1 Louisville & Jefferson County KY Metro. Govt. Parking Rev. TOB VRDO	0.200%	11/6/09	7,455	7,455
1 Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	0.210%	11/6/09 (13)	28,000	28,000
Richmond KY League of Cities Funding Lease Program Rev. VRDO	0.220%	11/6/09 LOC	9,300	9,300
Trimble County KY Association of Counties Leasing Trust Lease Program Rev. VRDO	0.200%	11/2/09 LOC	14,780	14,780
Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	0.250%	11/6/09 LOC	57,350	57,350
Williamstown KY League of Cities VRDO	0.220%	11/6/09 LOC	4,900	4,900
Williamstown KY League of Cities VRDO	0.220%	11/6/09 LOC	5,000	5,000
				343,310
Louisiana (1.1%)
Ascension Parish LA Ind. Dev. Board Rev. (Geismar Project) VRDO	0.210%	11/6/09 LOC	17,000	17,000
Louisiana Gasoline and Fuel Tax Rev. VRDO	0.180%	11/6/09 LOC	20,000	20,000
Louisiana GO VRDO	0.180%	11/6/09 LOC	23,100	23,100
Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) VRDO	0.200%	11/6/09 LOC	10,000	10,000
Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) VRDO	0.200%	11/6/09 LOC	13,900	13,900
Louisiana Public Fac. Auth. Rev. (Christus Health) VRDO	0.170%	11/6/09 LOC	2,500	2,500
Louisiana Public Fac. Auth. Rev. (Christus Health) VRDO	0.180%	11/6/09 LOC	3,000	3,000

18

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana Public Fac. Auth. Rev. (Christus Health) VRDO	0.200%	11/6/09 LOC	3,000	3,000
1 Louisiana Public Fac. Auth. Rev. TOB VRDO	0.350%	11/6/09 LOC	44,345	44,345
1 Louisiana Public Fac. Auth. Rev. TOB VRDO	0.350%	11/6/09 LOC	42,645	42,645
Louisiana Public Fac. Auth. Rev. VRDO	0.210%	11/6/09 LOC	30,000	30,000
1 St. James Parish Louisiana Rev. (Nustar Logistics LP Project) TOB VRDO	0.220%	11/6/09 LOC	10,000	10,000
				219,490
Maine (0.4%)
1 Maine Health & Higher Educ. Fac. Auth. Rev. (Bowdoin College) TOB VRDO	0.200%	11/6/09	12,430	12,430
1 Maine Housing Auth. Mortgage Rev. TOB VRDO	0.280%	11/6/09	5,510	5,510
1 Maine Housing Auth. Mortgage Rev. TOB VRDO	0.300%	11/6/09	3,720	3,720
Maine Housing Auth. Mortgage Rev. VRDO	0.250%	11/6/09	5,000	5,000
Maine Housing Auth. Mortgage Rev. VRDO	0.250%	11/6/09	5,000	5,000
Maine Housing Auth. Mortgage Rev. VRDO	0.250%	11/6/09	9,000	9,000
Maine Housing Auth. Mortgage Rev. VRDO	0.250%	11/6/09	7,600	7,600
Maine Housing Auth. Mortgage Rev. VRDO	0.250%	11/6/09	20,000	20,000
Maine Housing Auth. Mortgage Rev. VRDO	0.300%	11/6/09	10,000	10,000
Maine Housing Auth. Mortgage Rev. VRDO	0.310%	11/6/09	385	385
				78,645
Maryland (2.0%)
Baltimore County MD Metro. Dist. CP	0.350%	11/5/09	23,000	23,000
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.300%	11/6/09	5,095	5,095
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.300%	11/6/09	6,950	6,950
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.340%	11/6/09	4,430	4,430
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.340%	11/6/09	6,470	6,470
Maryland Dept. of Housing & Community Dev. Rev. VRDO	0.310%	11/6/09	28,000	28,000
1 Maryland Dept. of Housing & Community Dev. TOB VRDO	0.300%	11/6/09	6,325	6,325
1 Maryland Dept. of Housing & Community Dev. TOB VRDO	0.340%	11/6/09	4,245	4,245
Maryland Dept. of Housing & Community Dev. VRDO	0.280%	11/6/09	7,850	7,850
Maryland GO	5.250%	2/15/10	10,000	10,134
Maryland GO	5.250%	3/1/10	1,375	1,396
Maryland GO	5.000%	8/1/10	6,000	6,204
1 Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) TOB VRDO	0.210%	11/6/09	3,835	3,835
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Hosp.) VRDO	0.190%	11/6/09 LOC	8,000	8,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	0.320%	11/13/09	7,000	7,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	0.400%	11/19/09	7,949	7,949
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	0.320%	12/10/09	15,000	15,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	0.320%	12/11/09	10,641	10,641
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) VRDO	0.190%	11/6/09 LOC	4,900	4,900
1 Maryland Health & Higher Educ. Fac. Auth. Rev. (Medstar Health) TOB VRDO	0.210%	11/6/09 (13)	13,000	13,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Stevenson Univ.) VRDO	0.230%	11/6/09 LOC	23,500	23,500
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	0.190%	11/6/09 LOC	18,250	18,250
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	0.200%	11/6/09 LOC	30,760	30,760
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	0.200%	11/6/09 LOC	5,000	5,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Villa Julie College) VRDO	0.200%	11/6/09 LOC	25,865	25,865
1 Maryland State Transp. Auth. Rev. TOB VRDO	0.210%	11/6/09 (4)	15,545	15,545
Maryland Transp. Auth. Passenger Facs. Charge Rev. VRDO	0.260%	11/6/09 LOC	21,200	21,200
1 Maryland Transp. Auth. Rev. TOB VRDO	0.200%	11/6/09 (4)	29,800	29,800
1 Maryland Transp. Auth. Rev. TOB VRDO	0.240%	11/6/09 (4)	13,860	13,860
Montgomery County MD CP	0.350%	11/3/09	10,000	10,000
Montgomery County MD GO	5.000%	1/1/10	4,650	4,685
Washington Suburban Sanitation Dist. Maryland VRDO	0.270%	11/6/09	29,000	29,000
				407,889
Massachusetts (3.5%)
Boston MA GO	5.000%	4/1/10	6,850	6,977
Massachusetts Bay Transp. Auth. Rev. CP	0.350%	1/5/10	6,000	6,000
Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	0.200%	11/6/09 LOC	7,300	7,300
Massachusetts Dev. Finance Agency Rev. (Clark Univ.) VRDO	0.200%	11/6/09 LOC	4,900	4,900
Massachusetts Dev. Finance Agency Rev. (Fay School Issue) VRDO	0.300%	11/6/09 LOC	5,400	5,400
Massachusetts Dev. Finance Agency Rev. (Shady Hill) VRDO	0.300%	11/6/09 LOC	10,000	10,000
Massachusetts Dev. Finance Agency Rev. (Simmons College) VRDO	0.150%	11/6/09 LOC	9,000	9,000
Massachusetts Dev. Finance Agency Rev. (Wentworth Institute of Technology) VRDO	0.260%	11/6/09 LOC	17,100	17,100
Massachusetts Dev. Finance Agency Rev. VRDO	0.170%	11/6/09 LOC	5,550	5,550
1 Massachusetts Educ. Finance Auth. Educ. Loan Rev. TOB VRDO	0.300%	11/6/09 (12)	5,250	5,250
Massachusetts GO	5.800%	2/1/10 (Prere.)	5,000	5,114
Massachusetts GO RAN	2.500%	4/29/10	100,000	101,038
Massachusetts GO RAN	2.500%	6/24/10	40,000	40,539
1 Massachusetts GO TOB VRDO	0.200%	11/6/09	31,235	31,235
1 Massachusetts GO TOB VRDO	0.200%	11/6/09	23,935	23,935
1 Massachusetts GO TOB VRDO	0.200%	11/6/09	36,740	36,740
1 Massachusetts GO TOB VRDO	0.240%	11/6/09 LOC	15,250	15,250
1 Massachusetts GO TOB VRDO	0.270%	11/6/09	13,545	13,545
1 Massachusetts GO TOB VRDO	0.310%	11/6/09 (4)	1,850	1,850
Massachusetts GO VRDO	0.240%	11/2/09	5,400	5,400
Massachusetts GO VRDO	0.200%	11/6/09	26,300	26,300

19

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts GO VRDO	0.260%	11/6/09	22,300	22,300
Massachusetts Health & Educ. Fac. Auth. Rev. (Amherst College) PUT	0.480%	7/8/10	10,725	10,725
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	0.420%	1/13/10	40,000	40,000
1 Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	0.200%	11/6/09	5,000	5,000
1 Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	0.200%	11/6/09	20,000	20,000
1 Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	0.210%	11/6/09	7,500	7,500
1 Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts Institute of Technology) TOB VRDO	0.200%	11/6/09	4,925	4,925
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	0.200%	11/6/09	89,565	89,565
Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College) PUT	0.530%	4/7/10	9,000	9,000
Massachusetts Health & Educ. Fac. Auth. Rev. VRDO	0.180%	11/6/09 LOC	33,900	33,900
1 Massachusetts Housing Finance Agency Housing Rev. TOB VRDO	0.300%	11/6/09	5,515	5,515
Massachusetts Port Auth. Rev. VRDO	0.200%	11/6/09 LOC	12,040	12,040
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	0.210%	11/6/09	7,565	7,565
Massachusetts School Building Auth. Rev. CP	0.330%	12/9/09 LOC	36,200	36,200
1 Massachusetts Water Pollution Abatement Trust TOB VRDO	0.200%	11/6/09	3,240	3,240
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.200%	11/6/09	8,165	8,165
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.210%	11/6/09 (4)	7,300	7,300
Univ. of Massachusetts Building Auth. Rev. VRDO	0.200%	11/6/09 LOC	14,800	14,800
				716,163
Michigan (2.7%)
1 Detroit MI Water Supply System TOB VRDO	0.560%	11/6/09 (4)	4,490	4,490
Green Lake Township MI Econ. Dev. Corp. Rev. (Interlochen Center Project) VRDO	0.200%	11/2/09 LOC	6,700	6,700
Jackson County MI Hosp. Finance Auth. Rev. (W.A. Foote Memorial Hosp.) VRDO	0.290%	11/6/09 (12)	10,000	10,000
Kent Hosp. MI Finance Auth. Rev. (Spectrum Health) VRDO	0.240%	11/6/09 LOC	30,000	30,000
Michigan Building Auth. CP	0.550%	11/5/09 LOC	46,770	46,770
1 Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.350%	11/6/09 LOC	59,245	59,245
1 Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.350%	11/6/09 LOC	66,995	66,995
1 Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.350%	11/6/09 LOC	67,945	67,945
1 Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.350%	11/6/09 LOC	36,545	36,545
Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	0.200%	11/6/09	15,520	15,520
Michigan Hosp. Finance Auth. Rev. (Holland Community Hosp.) VRDO	0.220%	11/6/09 LOC	7,000	7,000
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	7,980	8,452
Michigan Muni. Bond Auth. Rev. RAN	2.500%	8/20/10 LOC	35,000	35,458
Michigan Muni. Bond Auth. Rev. RAN	2.500%	8/20/10 LOC	22,500	22,795
1 Michigan Muni. Bond Auth. Rev. TOB VRDO	0.200%	11/6/09	1,230	1,230
1 Michigan Muni. Bond Auth. Rev. TOB VRDO	0.210%	11/6/09	3,845	3,845
Michigan Strategic Fund Limited Obligation Rev. (Consumer’s Energy Co.) VRDO	0.190%	11/6/09 LOC	19,300	19,300
Michigan Strategic Fund Limited Obligation Rev. (Consumer’s Energy Co.) VRDO	0.200%	11/6/09 LOC	5,700	5,700
Oakland County MI Econ. Dev. Corp. (Cranbrook Educ. Comm.) VRDO	0.240%	11/6/09 LOC	12,195	12,195
Regents of Univ. of Michigan VRDO	0.150%	11/6/09	20,000	20,000
Univ. of Michigan Hosp. Rev. VRDO	0.280%	11/2/09	10,500	10,500
Univ. of Michigan Hosp. Rev. VRDO	0.200%	11/6/09	29,955	29,955
Univ. of Michigan Univ. Rev. VRDO	0.200%	11/6/09	26,620	26,620
1 Wayne MI Univ. of Michigan Univ. Rev. TOB VRDO	0.310%	11/6/09 (4)	5,295	5,295
1 Wayne State Univ. MI Rev. TOB VRDO	0.310%	11/6/09 (4)	5,000	5,000
				557,555
Minnesota (1.2%)
Hennepin County MN Rev. VRDO	0.170%	11/6/09	5,220	5,220
1 Hennepin County MN Sales Tax Rev. TOB VRDO	0.200%	11/6/09	23,640	23,640
Minneapolis & St. Paul Housing & Redev. Auth. Health Care System
(Children’s Hospital Clinics) VRDO	0.200%	11/2/09 (4)	6,300	6,300
Minneapolis MN Health Care System (Fairview Health Services) VRDO	0.210%	11/6/09 LOC	21,988	21,988
Minnesota GO	5.000%	11/1/09	12,000	12,000
Minnesota GO	3.000%	12/1/09	8,375	8,392
Minnesota GO	2.000%	8/1/10	4,700	4,755
Minnesota GO	4.000%	8/1/10	4,000	4,106
Minnesota GO	4.000%	8/1/10	2,550	2,618
Minnesota GO	5.000%	8/1/10	11,720	12,119
1 Minnesota GO TOB VRDO	0.200%	11/6/09	3,190	3,190
Minnesota Housing Finance Agency Residential Housing Finance VRDO	0.270%	11/6/09 LOC	14,500	14,500
Minnesota Office of Higher Education Rev. (Supply Student Loan) VRDO	0.290%	11/6/09 LOC	7,000	7,000
Minnesota School Dist. Tax & Aid Borrowing Program COP TAN	2.000%	9/10/10	28,500	28,859
Owatonna MN Hosp. Rev. (Health Center Systems) VRDO	0.260%	11/6/09 LOC	4,100	4,100
Regents of the Univ. of Minnesota CP	0.310%	2/1/10	21,400	21,400
Regents of the Univ. of Minnesota CP	0.310%	2/1/10	12,000	12,000
Regents of the Univ. of Minnesota CP	0.340%	2/9/10	12,312	12,312
Rochester MN Health Care Fac. Rev. (Mayo Foundation) CP	0.400%	11/25/09	5,000	5,000
Rochester MN Health Care Fac. Rev. (Mayo Foundation) CP	0.350%	12/10/09	6,000	6,000
Rochester MN Health Care Fac. Rev. (Mayo Foundation) PUT	0.700%	4/1/10	10,000	10,000
St. Cloud MN Health Care Rev. (Centracare Health System) VRDO	0.200%	11/6/09 LOC	6,400	6,400
St. Paul MN Port Auth. Rev. (Amherst H. Wilder Foundation) VRDO	0.200%	11/2/09 LOC	6,530	6,530
				238,429

20

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi (0.6%)
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone
(Chevron USA Inc. Project) VRDO	0.210%	11/6/09 LOC	12,000	12,000
Mississippi Business Finance Corp. Rev. (Promenade D’Iberville Project) VRDO	0.220%	11/6/09 LOC	38,000	38,000
Mississippi Dev. Bank Special Obligation (Magnolia Regional Health Project) VRDO	0.260%	11/6/09 LOC	5,000	5,000
1 Mississippi Dev. Bank Special Obligation Rev. TOB VRDO	0.200%	11/6/09 LOC	5,000	5,000
Mississippi Dev. Bank Special Obligation Rev. VRDO	0.220%	11/6/09 LOC	37,000	37,000
1 Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Memorial Health Care) TOB VRDO	0.310%	11/6/09 (4)	18,635	18,635
1 Mississippi Housing Finance Corp. Single Family Mortgage Purchase Rev. TOB VRDO	0.300%	11/6/09	6,010	6,010
				121,645
Missouri (2.0%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist.
(St. Clair County Metrolink Extension) VRDO	0.190%	11/6/09 LOC	21,000	21,000
1 Columbia MO Special Oblig. Electrical Improvement Rev. TOB VRDO	0.200%	11/6/09 LOC	16,770	16,770
Curators of the Univ. of Missouri System Fac. Rev. VRDO	0.200%	11/6/09	68,945	68,945
Kansas City MO IDA Rev. (Downtown Redevelopment) VRDO	0.300%	11/6/09 LOC	25,800	25,800
Kansas City MO IDA Rev. (Downtown Redevelopment) VRDO	0.300%	11/6/09 LOC	7,900	7,900
Missouri Health & Educ. Fac. Auth. (Assemblies of God College) VRDO	0.260%	11/6/09 LOC	8,820	8,820
1 Missouri Health & Educ. Fac. Auth. (Washington Univ.) TOB VRDO	0.200%	11/6/09	11,300	11,300
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	0.200%	11/6/09	18,500	18,500
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	0.200%	11/6/09	27,100	27,100
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.230%	11/6/09 LOC	15,500	15,500
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.240%	11/6/09 LOC	5,700	5,700
Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	0.560%	5/4/10	9,250	9,250
1 Missouri Health & Educ. Fac. Auth. TOB VRDO	0.210%	11/6/09	8,000	8,000
Missouri Higher Educ. Student Loan Auth. VRDO	0.370%	11/6/09 LOC	56,250	56,250
Missouri Highways & Transp. Comm. Road Rev. VRDO	0.220%	11/6/09 LOC	11,400	11,400
1 Missouri Highways & Transp. Commission Rev. (State Road) TOB VRDO	0.210%	11/6/09	25,505	25,505
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	0.410%	11/6/09	5,520	5,520
1 Missouri State Health & Educ. Fac. Auth. Rev. (Washington Univ.) TOB VRDO	0.210%	11/6/09	14,050	14,050
St. Joseph MO IDA Health Fac. Rev. (Heartland Regional Medical Center) VRDO	0.180%	11/6/09 LOC	6,000	6,000
St. Louis MO Special Obligation	0.750%	8/1/10	25,075	25,092
St. Louis MO Special Obligation	0.750%	8/1/10	20,060	20,073
				408,475
Multiple States (1.4%)
1 Freddie Mac Multifamily Housing TOB VRDO	0.260%	11/6/09 LOC	28,215	28,215
1 Freddie Mac Multifamily Housing TOB VRDO	0.260%	11/6/09	220,675	220,675
Tax Exempt Multifamily Housing Pool Freddie Mac VRDO	0.260%	11/6/09 LOC	44,645	44,645
				293,535
Nebraska (1.6%)
Central Plains Energy Project Nebraska Gas Project VRDO	0.220%	11/6/09	80,000	80,000
Douglas County NE Hosp. Auth. Rev. (Children’s Hosp.) VRDO	0.200%	11/2/09 LOC	5,050	5,050
1 Douglas County NE Hosp. Auth. Rev. (Nebraska Methodist Health System) Rev. TOB VRDO	0.210%	11/6/09 (13)	5,030	5,030
Lincoln NE Lincoln Electric System CP	0.350%	11/12/09	29,500	29,500
1 Nebraska Investment Finance Auth. Single Family Housing Rev. TOB VRDO	0.290%	11/6/09 LOC	6,000	6,000
1 Nebraska Investment Finance Auth. Single Family Housing Rev. TOB VRDO	0.300%	11/6/09	2,555	2,555
Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.400%	11/6/09	34,055	34,055
Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.400%	11/6/09	24,195	24,195
Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.400%	11/6/09	16,780	16,780
Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.400%	11/6/09	17,275	17,275
Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.400%	11/6/09	16,090	16,090
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.210%	11/6/09 (13)	15,995	15,995
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.260%	11/6/09 (4)	9,950	9,950
1 Omaha NE Public Fac. Corp. Lease Rev. TOB VRDO	0.210%	11/6/09	12,345	12,345
1 Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.200%	11/6/09	6,975	6,975
1 Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.210%	11/6/09 (13)	34,610	34,610
1 Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.210%	11/6/09	10,170	10,170
1 Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.210%	11/6/09 (13)	9,810	9,810
				336,385
Nevada (0.9%)
Clark County NV Airport Improvement Rev. VRDO	0.250%	11/6/09 (4)	50,000	50,000
1 Clark County NV GO TOB PUT	0.650%	1/28/10	8,430	8,430
1 Clark County NV School Dist. GO TOB VRDO	0.190%	11/6/09 (4)	8,220	8,220
1 Clark County NV School Dist. GO TOB VRDO	0.210%	11/6/09	6,280	6,280
1 Clark County NV School Dist. GO TOB VRDO	0.260%	11/6/09	7,459	7,459
1 Clark County NV TOB VRDO	0.260%	11/6/09	9,770	9,770
1 Clark County NV Water Reclamation Dist. GO TOB VRDO	0.200%	11/6/09	7,495	7,495
1 Clark County NV Water Reclamation Dist. GO TOB VRDO	0.200%	11/6/09	6,085	6,085
1 Clark County NV Water Reclamation Dist. GO TOB VRDO	0.200%	11/6/09	5,000	5,000
1 Las Vegas NV GO TOB VRDO	0.210%	11/6/09	10,850	10,850
Las Vegas Valley Water Dist. Nevada CP	0.400%	11/2/09	45,000	45,000
1 Nevada Capital Improvement & Cultural Affairs GO TOB VRDO	0.200%	11/6/09	4,550	4,550
1 Nevada Higher Education Rev. TOB VRDO	0.310%	11/6/09	9,555	9,555
Nevada Housing Division Multi-Unit Housing City Center VRDO	0.360%	11/6/09 LOC	7,440	7,440
				186,134

21

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hampshire (0.1%)
1 New Hampshire Health & Educ. Fac. Auth. Rev. TOB VRDO	0.210%	11/6/09	10,000	10,000
1 New Hampshire State Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	0.390%	11/6/09	4,085	4,085
1 New Hampshire State Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	0.390%	11/6/09	3,775	3,775
1 New Hampshire State Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	0.390%	11/6/09	9,165	9,165
				27,025
New Jersey (0.2%)
Bergen County NJ BAN	1.250%	12/18/09	10,000	10,011
New Jersey Econ. Dev. Auth. Rev. (Franciscan Oaks Project) VRDO	0.220%	11/6/09 LOC	3,320	3,320
New Jersey Turnpike Auth. Rev.	5.375%	1/1/10 (Prere.)	20,000	20,143
				33,474
New Mexico (1.2%)
Alamogordo NM Hosp. Rev. (Gerald Regional) VRDO	0.260%	11/6/09 LOC	20,000	20,000
Albuquerque NM Airport Rev. CP	0.750%	1/14/10 LOC	2,889	2,889
Albuquerque NM Airport Rev. CP	0.750%	1/14/10 LOC	4,592	4,592
Bernalillo County NM TRAN	2.000%	6/15/10	5,000	5,039
New Mexico Educ. Assistance Foundation Rev. VRDO	0.300%	11/6/09 LOC	10,300	10,300
New Mexico Educ. Assistance Foundation Rev. VRDO	0.300%	11/6/09 LOC	10,000	10,000
New Mexico Educ. Assistance Foundation Rev. VRDO	0.300%	11/6/09 LOC	10,000	10,000
New Mexico Educ. Assistance Foundation Rev. VRDO	0.300%	11/6/09 LOC	10,000	10,000
New Mexico Educ. Assistance Foundation Rev. VRDO	0.300%	11/6/09 LOC	5,000	5,000
1 New Mexico Finance Auth. Rev. TOB VRDO	0.270%	11/6/09	10,730	10,730
New Mexico Finance Auth. Transp. Rev.	2.000%	6/15/10	9,925	10,022
New Mexico Finance Auth. Transp. Rev. VRDO	0.200%	11/6/09	47,800	47,800
New Mexico Finance Auth. Transp. Rev. VRDO	0.200%	11/6/09 LOC	10,700	10,700
New Mexico GO	3.000%	3/1/10	12,370	12,474
New Mexico GO	5.000%	3/1/10	6,350	6,441
1 New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
(Presbyterian Healthcare Services) TOB VRDO	0.200%	11/6/09	6,660	6,660
New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
(Presbyterian Healthcare Services) VRDO	0.230%	11/6/09	10,400	10,400
New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
(Presbyterian Healthcare Services) VRDO	0.230%	11/6/09	10,600	10,600
New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
(Presbyterian Healthcare Services) VRDO	0.250%	11/6/09	18,660	18,660
New Mexico Severance Tax Rev.	2.000%	7/1/10	22,665	22,893
				245,200
New York (1.0%)
Metro. New York Transp. Auth. Rev. (Dedicated Tax Fund) VRDO	0.180%	11/6/09 LOC	14,915	14,915
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.510%	11/6/09 (4)	11,650	11,650
Nassau County NY RAN	2.000%	4/15/10	20,000	20,137
New York City NY Cultural Resources Rev. (Julliard School) PUT	0.650%	4/1/10	10,000	10,000
New York City NY GO	5.750%	5/15/10 (4)(Prere.)	4,540	4,715
New York City NY GO	5.875%	5/15/10 (4)(Prere.)	4,670	4,853
New York City NY GO VRDO	0.220%	11/6/09 LOC	4,000	4,000
New York City NY IDA Rev. (New York Law School) VRDO	0.220%	11/6/09 LOC	5,100	5,100
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.230%	11/6/09	21,075	21,075
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (Prere.)	5,000	5,199
New York State Dormitory Auth. Rev. Non State Supported Debt (Fordham Univ.) VRDO	0.200%	11/6/09 LOC	9,640	9,640
New York State Energy Research & Dev. Auth. (Con Edison) VRDO	0.200%	11/6/09 LOC	19,300	19,300
1 New York State Thruway Auth. Rev. TOB VRDO	0.180%	11/6/09 LOC	15,000	15,000
North Hempstead NY BAN	1.500%	6/11/10	10,000	10,065
Oyster Bay NY BAN	1.750%	9/17/10	50,000	50,576
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	0.220%	11/6/09	4,000	4,000
				210,225
North Carolina (5.6%)
Board of Governors of Univ. of NC Chapel Hill & NC State Univ. of Raleigh CP	0.300%	11/19/09	13,300	13,300
1 Charlotte NC GO TOB VRDO	0.200%	11/6/09	5,745	5,745
Charlotte NC Water & Sewer System Rev. CP	0.350%	11/12/09	3,270	3,270
Charlotte NC Water & Sewer System Rev. CP	0.350%	11/12/09	11,000	11,000
Charlotte NC Water & Sewer System Rev. CP	0.400%	11/12/09	9,821	9,821
Charlotte NC Water & Sewer System Rev. CP	0.420%	11/12/09	18,150	18,150
Charlotte NC Water & Sewer System Rev. CP	5.000%	6/1/10	6,000	6,160
1 Charlotte NC Water & Sewer System Rev. TOB VRDO	0.200%	11/6/09	5,995	5,995
Durham NC VRDO	0.210%	11/6/09 LOC	32,985	32,985
Forsyth County NC VRDO	0.220%	11/6/09	7,000	7,000
Greensboro NC GO	5.000%	3/1/10	3,320	3,368
Guilford County NC GO	5.000%	2/1/10	8,230	8,319
Guilford County NC GO VRDO	0.250%	11/6/09	18,000	18,000
Mecklenburg County NC COP VRDO	0.240%	11/6/09	9,600	9,600
Mecklenburg County NC GO	5.000%	3/1/10	7,500	7,612
Mecklenburg County NC GO VRDO	0.260%	11/6/09	7,000	7,000
Mecklenburg County NC GO VRDO	0.260%	11/6/09	7,000	7,000

22

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mecklenburg County NC GO VRDO	0.260%	11/6/09	7,000	7,000
New Hanover County NC Hosp. Rev. (New Hanover Regional Medical Center) VRDO	0.180%	11/6/09 (4)	3,575	3,575
North Carolina Capital Fac. Finance Agency (YMCA of Greater Winston-Salem) VRDO	0.270%	11/6/09 LOC	10,630	10,630
North Carolina Capital Fac. Finance Agency Educ. Fac. Rev. (Campbell Univ.) VRDO	0.260%	11/6/09 LOC	9,875	9,875
1 North Carolina Capital Fac. Finance Agency Educ. Fac. Rev. (Wake Forest Univ.) TOB VRDO	0.200%	11/6/09	5,265	5,265
North Carolina Capital Fac. Finance Agency Educ. Fac. Rev. VRDO	0.220%	11/6/09 LOC	15,615	15,615
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ. Project) TOB VRDO	0.200%	11/6/09	10,000	10,000
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.210%	11/6/09	12,000	12,000
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.210%	11/6/09	11,200	11,200
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.260%	11/6/09	11,105	11,105
North Carolina Capital Fac. Finance Agency Rev. (Lenior-Rhyne College) VRDO	0.270%	11/6/09 LOC	16,200	16,200
North Carolina Capital Fac. Finance Agency Rev. (Republic Services, Inc. Project) VRDO	0.250%	11/6/09 LOC	8,000	8,000
North Carolina Capital Fac. Finance Agency Rev. (Republic Services, Inc. Project) VRDO	0.250%	11/6/09 LOC	7,500	7,500
North Carolina Capital Fac. Finance Agency Rev. (Triangle Aquatic Center Project) VRDO	0.270%	11/6/09 LOC	7,685	7,685
North Carolina Capital Fac. Finance Agency Rev. (YMCA of the Triangle) VRDO	0.260%	11/6/09 LOC	15,000	15,000
1 North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	0.210%	11/6/09	15,700	15,700
North Carolina Capital Improvement GO	2.000%	5/1/10	13,245	13,345
North Carolina GO	5.000%	3/1/10	4,900	4,974
North Carolina GO	5.250%	3/1/10	1,800	1,829
North Carolina GO	5.500%	3/1/10	2,905	2,954
North Carolina GO	4.000%	4/1/10	1,000	1,014
1 North Carolina Infrastructure Financial Corp. COP TOB VRDO	0.200%	11/6/09	29,085	29,085
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	0.220%	11/6/09	51,230	51,230
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	0.240%	11/6/09	24,315	24,315
North Carolina Medical Care Comm. Health Care Fac. (Lenoir Memorial Hosp. Project) VRDO	0.220%	11/6/09 LOC	8,410	8,410
North Carolina Medical Care Comm. Health Care Fac. (Lenoir Memorial Hosp. Project) VRDO	0.260%	11/6/09 LOC	14,180	14,180
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health System Eastern) VRDO	0.260%	11/6/09 LOC	11,260	11,260
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health) VRDO	0.190%	11/6/09 LOC	7,745	7,745
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health) VRDO	0.220%	11/6/09 LOC	9,400	9,400
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health) VRDO	0.240%	11/6/09 LOC	5,150	5,150
North Carolina Medical Care Comm. Health Care Fac. Rev. (Wake Forest Univ.) VRDO	0.210%	11/6/09 LOC	15,535	15,535
North Carolina Medical Care Comm. Health Care Fac. Rev. (Wake Forest Univ.) VRDO	0.260%	11/6/09 LOC	5,100	5,100
North Carolina Medical Care Comm. Health Systems Rev. (Catholic health East) VRDO	0.190%	11/6/09 LOC	8,050	8,050
North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	0.230%	11/6/09	36,960	36,960
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.) VRDO	0.180%	11/6/09	16,050	16,050
North Carolina Medical Care Comm. Hosp. Rev. (Baptist Hosp.) VRDO	0.210%	11/6/09 LOC	9,680	9,680
North Carolina Medical Care Comm. Hosp. Rev. (Baptist Hosp.) VRDO	0.230%	11/6/09	14,300	14,300
North Carolina Medical Care Comm. Hosp. VRDO	0.170%	11/6/09	33,330	33,330
1 North Carolina State Capital Improvement TOB VRDO	0.210%	11/6/09	10,800	10,800
North Carolina State Educ. Assistance Rev. Student Loan VRDO	0.290%	11/6/09 LOC	50,000	50,000
North Carolina State Educ. Assistance Rev. Student Loan VRDO	0.340%	11/6/09 LOC	16,500	16,500
North Carolina State Univ. Raleigh Rev. VRDO	0.220%	11/6/09	66,605	66,605
Raleigh NC Combined Enterprise System Rev. VRDO	0.190%	11/6/09	46,275	46,275
1 Sampson County NC TOB VRDO	0.240%	11/6/09 LOC	5,000	5,000
1 The Charlotte-Mecklenburg Hospital North Carolina Health Care Auth. TOB VRDO	0.260%	11/6/09	9,762	9,762
Union County NC GO VRDO	0.170%	11/6/09	22,000	22,000
Union County NC GO VRDO	0.170%	11/6/09	37,475	37,475
Union County NC GO VRDO	0.200%	11/6/09	3,700	3,700
Union County NC GO VRDO	0.200%	11/6/09	5,115	5,115
Univ. of North Carolina Chapel Hill Foundation VRDO	0.220%	11/6/09	27,245	27,245
Univ. of North Carolina Chapel Hill Foundation VRDO	0.260%	11/6/09	19,815	19,815
1 Univ. of North Carolina Univ. Rev. TOB VRDO	0.210%	11/6/09	4,975	4,975
1 Univ. of North Carolina Univ. Rev. TOB VRDO	0.210%	11/6/09	72,710	72,710
1 Univ. of North Carolina Univ. Rev. TOB VRDO	0.260%	11/6/09	6,900	6,900
Wake County NC Public Improvement GO	4.500%	2/1/10	1,000	1,010
Wake County NC Public Improvement GO	5.000%	3/1/10	8,000	8,118
Wake County NC Public Improvement GO VRDO	0.180%	11/6/09	21,000	21,000
Wake County NC Public Improvement GO VRDO	0.240%	11/6/09	27,800	27,800
1 Wake County NC TOB VRDO	0.200%	11/6/09	6,760	6,760
Winston-Salem NC Water & Sewer System Rev. VRDO	0.240%	11/6/09	6,000	6,000
Winston-Salem NC Water & Sewer System Rev. VRDO	0.240%	11/6/09	11,400	11,400
				1,151,536
North Dakota (0.2%)
North Dakota State Housing Fin. Agency Rev. VRDO	0.190%	11/6/09	21,850	21,850
North Dakota State Housing Fin. Agency Rev. VRDO	0.300%	11/6/09	10,000	10,000
				31,850
Ohio (2.0%)
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) VRDO	0.200%	11/2/09 LOC	8,600	8,600
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.230%	11/6/09 LOC	5,000	5,000
Columbus OH Regional Airport Auth. Airport Refunding Rev.
(Oasbo Expanded Asset Program) VRDO	0.230%	11/6/09 LOC	45,000	45,000
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) CP	0.350%	11/5/09	15,200	15,200
Franklin County OH BAN	1.500%	4/21/10	10,000	10,046
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.210%	11/6/09	34,500	34,500

23

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kent State Univ. Ohio Univ. Rev. VRDO	0.200%	11/6/09 LOC	3,650	3,650
Lancaster Port Auth. Ohio Gas Rev. VRDO	0.220%	11/6/09	19,705	19,705
1 Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) TOB VRDO	0.200%	11/6/09 (4)	15,015	15,015
Lucas County OH BAN	1.000%	7/22/10	9,000	9,020
1 Ohio Air Quality Dev. Rev. TOB VRDO	0.280%	11/6/09 (13)	5,320	5,320
Ohio Common Schools GO VRDO	0.200%	11/6/09	26,065	26,065
1 Ohio GO TOB VRDO	0.210%	11/6/09	4,610	4,610
Ohio GO VRDO	0.240%	11/6/09	39,515	39,515
Ohio GO VRDO	0.240%	11/6/09	3,710	3,710
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	0.400%	12/7/09	13,000	13,000
Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	0.250%	11/6/09 LOC	6,635	6,635
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System) VRDO	0.210%	11/6/09 LOC	41,890	41,890
1 Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	0.410%	11/6/09	5,790	5,790
Ohio Infrastructure Improvement GO VRDO	0.240%	11/6/09	9,750	9,750
Ohio State Hosp. Rev. (Univ. Hosp Health System, Inc.) VRDO	0.180%	11/6/09 LOC	15,000	15,000
Ohio State Univ. General Receipts Rev. VRDO	0.200%	11/6/09	20,000	20,000
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.350%	11/6/09 LOC	10,000	10,000
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.300%	11/6/09	8,800	8,800
1 Toledo Lucas County OH Port Auth. TOB VRDO	0.370%	11/6/09 (13)	10,300	10,300
Univ. of Cincinnati OH General Receipts BAN	1.500%	5/12/10	9,900	9,916
Univ. of Cincinnati OH General Receipts BAN	2.000%	7/21/10	6,500	6,537
				402,574
Oklahoma (1.0%)
1 Grand River Dam Auth. Oklahoma Rev. TOB VRDO	0.210%	11/6/09 (13)	14,100	14,100
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.200%	11/6/09 (12)	16,745	16,745
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.270%	11/6/09 (12)	33,480	33,480
Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.270%	11/2/09 (12)	39,175	39,175
Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.220%	11/6/09 (12)	48,850	48,850
1 Oklahoma Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	0.300%	11/6/09	7,090	7,090
Oklahoma Student Loan Auth. VRDO	0.310%	11/6/09 LOC	10,305	10,305
Oklahoma Turnpike Auth. VRDO	0.200%	11/2/09	4,000	4,000
Oklahoma Turnpike Auth. VRDO	0.180%	11/6/09	16,200	16,200
Oklahoma Turnpike Auth. VRDO	0.230%	11/6/09	12,650	12,650
1 Tulsa County OK Ind. Auth. Health Care Rev. (St. Francis Health System) TOB VRDO	0.260%	11/6/09	6,760	6,760
				209,355
Oregon (1.8%)
Clackamas County OR Hosp. Fac. (Providence Health System) CP	0.430%	11/2/09	21,525	21,525
Clackamas County OR Hosp. Fac. (Providence Health System) CP	0.420%	2/9/10	10,000	10,000
Clackamas County OR Hosp. Fac. (Providence Health System) CP	0.400%	2/17/10	8,000	8,000
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System) VRDO	0.200%	11/6/09 LOC	13,700	13,700
Gilliam County OR Solid Waste Disposal Rev. (Waste Management Incorporated Project) VRDO	0.300%	11/6/09 LOC	17,150	17,150
1 Jackson County OR School Dist. TOB VRDO	0.260%	11/6/09	6,000	6,000
Medford OR Hosp. Fac. Auth. Rev. VRDO	0.210%	11/6/09 LOC	24,175	24,175
1 Multnomah County OH Hosp. Fac. Auth. Rev. TOB VRDO	0.260%	11/6/09	5,895	5,895
Oregon Health Sciences Univ. Rev. VRDO	0.190%	11/6/09 LOC	9,000	9,000
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	0.250%	11/6/09	10,000	10,000
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	0.250%	11/6/09	13,500	13,500
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	0.280%	11/6/09	15,000	15,000
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	0.280%	11/6/09	10,000	10,000
Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	0.180%	11/6/09 LOC	11,895	11,895
Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	0.180%	11/6/09 LOC	9,620	9,620
Oregon State Facs. Auth. Rev. (PeaceHealth) VRDO	0.180%	11/6/09 LOC	8,000	8,000
Oregon State Facs. Auth. Rev. (Reed College Projects) VRDO	0.300%	11/6/09	32,860	32,860
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.220%	11/6/09	6,190	6,190
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.250%	11/6/09	15,000	15,000
Oregon TAN	2.500%	6/30/10	72,000	72,960
Port Auth. of Portland OR Airport Rev. (Portland International Airport) VRDO	0.250%	11/6/09 LOC	9,600	9,600
Salem OR Hosp. Rev. VRDO	0.190%	11/6/09 LOC	10,000	10,000
Salem OR Hosp. Rev. VRDO	0.220%	11/6/09 LOC	31,750	31,750
				371,820
Pennsylvania (0.9%)
Allegheny County PA Higher Educ. Auth. Rev.
(Univ. of Pittsburgh Medical Center Children’s Hosp.) VRDO	0.180%	11/6/09 LOC	10,000	10,000
Berks County PA Hosp. Rev. (Reading Hosp. & Medical Center) PUT	0.530%	1/14/10	11,000	11,000
Lehigh County PA General Purpose Hosp. Auth. Rev. (Good Shephard Group) VRDO	0.270%	11/6/09 LOC	10,940	10,940
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	0.180%	11/6/09	32,575	32,575
Pennsylvaia Economic Dev. Finance Auth. Facs. Rev. (PPL Energy Supply LLC Project)	0.500%	4/1/10 LOC	5,000	5,000
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Jefferson Health) VRDO	0.210%	11/6/09	9,980	9,980
Pennsylvania GO	5.000%	7/1/10	5,185	5,341
Pennsylvania GO	2.000%	7/15/10	26,000	26,279
1 Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) TOB VRDO	0.300%	11/6/09	24,350	24,350
Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	0.250%	11/6/09 (4)	9,400	9,400
Pittsburgh PA Water & Sewer Auth. Rev. VRDO	0.250%	11/6/09 LOC	22,750	22,750
Westmoreland County PA IDA Rev. (Excela Project) VRDO	0.200%	11/6/09 LOC	6,700	6,700
				174,315

24

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island (0.6%)
1 Narragansett RI Commission WasteWater System Rev. TOB VRDO	0.200%	11/6/09 LOC	11,925	11,925
Rhode Island Health & Educ. (Roger Williams Univ.) VRDO	0.260%	11/6/09 LOC	9,300	9,300
Rhode Island Health & Educ. Building Corp. (Brown Univ.) CP	0.320%	11/13/09	21,000	21,000
Rhode Island Health & Educ. Building Corp. Rev. (Care New England) VRDO	0.210%	11/6/09 LOC	9,670	9,670
Rhode Island Health & Educ. VRDO	0.260%	11/6/09 LOC	10,445	10,445
1 Rhode Island Housing & Mortgage Fin. Corp. TOB VRDO	0.410%	11/6/09	5,000	5,000
Rhode Island Housing & Mortgage Finance Corp. Rev. VRDO	0.360%	11/6/09	25,000	25,000
1 Rhode Island Student Loan Auth. Student Loan Rev. TOB VRDO	0.300%	11/6/09	14,125	14,125
Rhode Island Student Loan Auth. Student Loan Rev. VRDO	0.270%	11/6/09 LOC	10,000	10,000
Rhode Island Student Loan Auth. Student Loan Rev. VRDO	0.270%	11/6/09 LOC	7,000	7,000
				123,465
South Carolina (1.2%)
Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	0.200%	11/6/09	33,250	33,250
Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	0.260%	11/6/09	24,190	24,190
Greenville County SC Hosp. Fac. Rev. VRDO	0.210%	11/6/09 LOC	11,600	11,600
Greenville County SC Hosp. Fac. Rev. VRDO	0.220%	11/6/09 LOC	30,775	30,775
1 Greenville County SC School Dist. Installment Rev. TOB VRDO	0.210%	11/6/09 (12)	7,440	7,440
1 Greenville County SC School Dist. Rev. TOB VRDO	0.200%	11/6/09	13,865	13,865
1 South Carolina Housing Rev. TOB VRDO	0.200%	11/6/09	6,625	6,625
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (AnMed Health Project) VRDO	0.200%	11/6/09 LOC	10,000	10,000
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (AnMed Health Project) VRDO	0.220%	11/6/09 LOC	3,355	3,355
South Carolina Jobs Econ. Dev. Auth. Rev. (Electric & Gas) VRDO	0.360%	11/6/09 LOC	7,000	7,000
South Carolina Jobs Econ. Dev. Auth. Rev. VRDO	0.200%	11/6/09 LOC	3,000	3,000
South Carolina Public Service Auth. Rev.	5.500%	1/1/10 (Prere.)	10,000	10,175
1 South Carolina Public Service Auth. Rev. TOB VRDO	0.210%	11/6/09	23,150	23,150
1 South Carolina Public Service Auth. Rev. TOB VRDO	0.310%	11/6/09	5,520	5,520
South Carolina Transp. Infrastructure Rev. VRDO	0.190%	11/6/09 LOC	16,400	16,400
Spartanburg County SC Regional Health Services Dist. Rev. VRDO	0.250%	11/6/09 (12)	20,270	20,270
Univ. of South Carolina School of Medicine Educ. Trust Healthcare Facilities Rev. VRDO	0.270%	11/6/09 LOC	6,400	6,400
1 York County SC School Dist. (Rock Hill) TOB VRDO	0.310%	11/6/09 (4)	11,345	11,345
				244,360
South Dakota (0.5%)
South Dakota Conservancy Dist. BAN	2.000%	9/10/10	27,500	27,832
South Dakota Health & Educ. Fac. Auth. Rev. (Avera Health) VRDO	0.190%	11/6/09 LOC	39,000	39,000
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	0.280%	11/6/09 LOC	11,005	11,005
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	0.280%	11/6/09 LOC	15,000	15,000
South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. VRDO	0.210%	11/6/09	5,000	5,000
				97,837
Tennessee (3.2%)
Blount County & Aloca & Maryville TN Ind. Dev. Board VRDO	0.260%	11/6/09 LOC	5,000	5,000
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.260%	11/6/09 LOC	10,975	10,975
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.260%	11/6/09 LOC	5,000	5,000
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.260%	11/6/09 LOC	5,650	5,650
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.260%	11/6/09 LOC	4,000	4,000
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.260%	11/6/09	12,000	12,000
Jackson TN Energy Auth. Water System Rev. VRDO	0.180%	11/6/09 LOC	7,500	7,500
Jackson TN Energy Auth. Water System Rev. VRDO	0.230%	11/6/09 LOC	9,000	9,000
1 Knoxville TN Waste Water System Rev. TOB VRDO	0.310%	11/6/09	14,985	14,985
Metro. Govt. of Nashville & Davidson County TN CP	0.400%	11/2/09	40,625	40,625
Metro. Govt. of Nashville & Davidson County TN CP	0.300%	11/12/09	31,200	31,200
Metro. Govt. of Nashville & Davidson County TN CP	0.350%	12/8/09	32,375	32,375
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Belmont Univ.) VRDO	0.210%	11/6/09 LOC	14,000	14,000
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Lipscomb Univ.) VRDO	0.210%	11/6/09 LOC	15,000	15,000
1 Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) TOB VRDO	0.200%	11/6/09	5,065	5,065
1 Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) TOB VRDO	0.210%	11/6/09	6,000	6,000
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.260%	11/6/09	25,000	25,000
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.260%	11/6/09 LOC	5,000	5,000
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.320%	11/6/09 LOC	13,600	13,600
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.400%	11/6/09 LOC	24,965	24,965
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.400%	11/6/09 LOC	9,200	9,200
Shelby County TN GO VRDO	0.180%	11/6/09	80,000	80,000
Shelby County TN GO VRDO	0.300%	11/6/09	9,500	9,500
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	0.200%	11/6/09 (12)	63,200	63,200
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	0.200%	11/6/09 (12)	41,000	41,000
Tennessee GO	2.000%	5/1/10	14,575	14,688
Tennessee GO	5.000%	5/1/10	2,260	2,312
Tennessee GO CP	0.300%	12/9/09	23,500	23,500
Tennessee GO CP	0.350%	12/10/09	3,700	3,700
1 Tennessee Housing Dev. Agency TOB VRDO	0.280%	11/6/09	8,595	8,595
Tennessee Local Dev. Auth. Rev. GO	1.250%	6/16/10	52,845	53,115
Tennessee School Board Auth. Higher Educ. Fac.	5.250%	5/1/10 (Prere.)	1,945	1,991
Tennessee School Board Auth. Higher Educ. Fac. CP	0.350%	11/5/09	15,000	15,000
Tennessee School Board Auth. Higher Educ. Fac. CP	0.350%	1/12/10	10,000	10,000

25

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee School Board Auth. Higher Educ. Fac. CP	0.350%	2/3/10	10,000	10,000
Tennessee State School Bond Auth.	2.000%	5/1/10	7,625	7,672
1 Tennessee State School Bond Auth. TOB VRDO	0.200%	11/6/09	13,060	13,060
				653,473
Texas (13.3%)
1 Austin TX Independent School Dist. TOB VRDO	0.210%	11/6/09	4,500	4,500
1 Austin TX Rev. TOB VRDO	0.200%	11/6/09 (13)	18,245	18,245
1 Austin TX Rev. TOB VRDO	0.200%	11/6/09 (13)	10,000	10,000
Austin TX Water & Wastewater System Rev.	5.900%	5/15/10 (Prere.)	26,800	27,577
Austin TX Water & Wastewater System Rev.	6.000%	5/15/10 (4)	4,250	4,375
1 Austin TX Water & Wastewater System Rev. TOB VRDO	0.200%	11/6/09 LOC	16,830	16,830
1 Austin TX Water & Wastewater System Rev. TOB VRDO	0.210%	11/6/09 (13)	5,635	5,635
1 Austin TX Water & Wastewater System Rev. TOB VRDO	0.240%	11/6/09 (4)	12,450	12,450
1 Beaumont TX Independent School Dist. School Building TOB VRDO	0.260%	11/6/09	3,350	3,350
1 Bexar County TX Combined Flood Control TOB VRDO	0.200%	11/6/09	28,515	28,515
Bexar TX Metro. Water Dist. CP	0.450%	11/5/09 LOC	8,000	8,000
1 Board of Regents of the Univ. of Texas Rev. Financing System TOB VRDO	0.260%	11/6/09	6,600	6,600
Board of Regents of the Univ. of Texas System Rev. Financing System CP	0.320%	11/2/09	8,000	8,000
Board of Regents of the Univ. of Texas System Rev. Financing System CP	0.420%	1/12/10	16,605	16,605
1 Board of Regents of the Univ. of Texas System Rev. TOB VRDO	0.200%	11/6/09	13,055	13,055
1 Board of Regents of the Univ. of Texas System Rev. TOB VRDO	0.210%	11/6/09	5,100	5,100
1 Comal TX Independent School Dist. TOB VRDO	0.200%	11/6/09 LOC	10,390	10,390
1 Conroe TX Independent School Dist. TOB VRDO	0.210%	11/6/09	2,110	2,110
1 Dallas TX Area Rapid Transit TOB VRDO	0.200%	11/6/09 LOC	9,825	9,825
1 Dallas TX Area Rapid Transit TOB VRDO	0.360%	11/6/09	8,610	8,610
1 Dallas TX Independent School Dist. GO TOB VRDO	0.200%	11/6/09	14,720	14,720
1 Dallas TX Waterworks & Sewer System Rev. TOB VRDO	0.200%	11/6/09 (Prere.)	1,845	1,845
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	0.570%	11/6/09 (4)	7,500	7,500
1 Denton TX Independent School Dist. TOB VRDO	0.210%	11/6/09	3,695	3,695
1 Denton TX Independent School Dist. TOB VRDO	0.210%	11/6/09	3,470	3,470
1 Denton TX Independent School Dist. TOB VRDO	0.260%	11/6/09	10,570	10,570
Denton TX Independent School Dist. VRDO	0.290%	11/6/09	17,450	17,450
Denton TX Independent School Dist. VRDO	0.300%	11/6/09	18,305	18,305
1 Edinburg TX Consolidated Independant School Dist. COP TOB VRDO	0.200%	11/6/09	12,030	12,030
Fort Bend County TX GO	3.000%	3/1/10	1,610	1,623
1 Fort Bend TX Independent School Dist. GO TOB VRDO	0.200%	11/6/09	8,265	8,265
1 Fort Bend TX Independent School Dist. GO TOB VRDO	0.200%	11/6/09	5,000	5,000
Fort Worth TX GO	3.000%	3/1/10	1,535	1,547
1 Fort Worth TX Water & Sewer Rev. TOB VRDO	0.260%	11/6/09	37,850	37,850
1 Frisco TX TOB VRDO	0.190%	11/6/09 (4)	5,395	5,395
1 Galena Park TX Independent School Dist. GO TOB VRDO	0.200%	11/6/09	6,575	6,575
1 Galveston County TX GO TOB PUT	0.650%	1/28/10	9,205	9,205
Garland TX GO CP	0.400%	11/2/09	5,000	5,000
Garland TX Independent School Dist. PUT	0.600%	3/4/10	8,500	8,500
1 Grand Prairie TX Independent School Dist. TOB VRDO	0.210%	11/6/09	7,190	7,190
1 Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Children’s Hospital Project) TOB VRDO	0.200%	11/6/09	4,195	4,195
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Hermann Health) VRDO	0.210%	11/6/09 LOC	7,500	7,500
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Hermann Health) VRDO	0.390%	11/6/09 LOC	6,000	6,000
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.) CP	0.300%	11/17/09	9,000	9,000
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.) CP	0.400%	3/12/10	10,000	10,000
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Medical Center) VRDO	0.200%	11/2/09 LOC	800	800
1 Harris County TX Flood Control Dist. TOB VRDO	0.260%	11/6/09 (4)	4,515	4,515
Harris County TX GO CP	0.450%	11/2/09	10,000	10,000
Harris County TX GO CP	0.350%	12/11/09	42,540	42,540
1 Harris County TX GO TOB VRDO	0.200%	11/6/09 (4)	15,945	15,945
1 Harris County TX GO TOB VRDO	0.210%	11/6/09 (13)	30,000	30,000
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.160%	11/6/09 LOC	5,000	5,000
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children’s Hosp.) VRDO	0.220%	11/6/09	18,000	18,000
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke’s Episcopal Hosp.) VRDO	0.320%	11/6/09	25,000	25,000
1 Harris County TX Health Fac. Dev. Corp. Rev. TOB VRDO	0.200%	11/6/09 (ETM)	4,580	4,580
1 Harris County TX Toll Road Rev. TOB VRDO	0.210%	11/6/09	32,510	32,510
1 Harris County TX Toll Road Rev. TOB VRDO	0.210%	11/6/09 (13)	5,200	5,200
1 Houston TX Airport System Rev. TOB VRDO	0.200%	11/6/09	13,360	13,360
1 Houston TX Airport System Rev. TOB VRDO	0.210%	11/6/09	12,000	12,000
1 Houston TX Community College TOB VRDO	0.260%	11/6/09 (4)	4,135	4,135
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	0.350%	12/10/09	10,000	10,000
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	0.350%	2/1/10	5,000	5,000
Houston TX Higher Educ. Finance Corp. (Rice Univ.) VRDO	0.270%	11/6/09	23,750	23,750
1 Houston TX Higher Educ. Finance Corp. Rev. TOB PUT	0.650%	1/28/10	22,155	22,155
1 Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	0.210%	11/6/09	8,525	8,525
1 Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	0.210%	11/6/09	10,430	10,430
Houston TX Independent School Dist. GO VRDO	0.230%	11/6/09	46,080	46,080
Houston TX TRAN	2.500%	6/30/10	20,000	20,276
1 Houston TX Util. System Rev. TOB VRDO	0.200%	11/6/09 LOC	9,000	9,000

26

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Houston TX Util. System Rev. TOB VRDO	0.200%	11/6/09 LOC	10,295	10,295
Houston TX Util. System Rev. VRDO	0.210%	11/6/09 LOC	25,000	25,000
Houston TX Util. System Rev. VRDO	0.260%	11/6/09 LOC	6,200	6,200
1 Katy TX Independent School Dist. GO TOB VRDO	0.210%	11/6/09	5,730	5,730
1 Leander TX Independent School Dist. GO TOB VRDO	0.200%	11/6/09	15,410	15,410
1 Lone Star College System TOB VRDO	0.200%	11/6/09	15,460	15,460
Lubbock TX GO	5.000%	2/15/10	3,065	3,100
Lubbock TX Independent School Dist. VRDO	0.240%	11/6/09	14,800	14,800
1 McKinney TX ISD TOB VRDO	0.200%	11/6/09 LOC	10,270	10,270
Mesquite TX Independent School Dist. GO PUT	1.200%	3/1/10	31,505	31,505
Mesquite TX Independent School Dist. School Building VRDO	0.240%	11/6/09	17,500	17,500
1 North Central Texas Health Fac. Dev. Corp. (Children’s Medical Center of Dallas Project) TOB VRDO	0.200%	11/6/09	4,995	4,995
1 North Central Texas Health Fac. Dev. Corp. (Children’s Medical Center of Dallas Project) TOB VRDO	0.200%	11/6/09	20,000	20,000
North East TX Independent School Dist. GO	5.750%	2/1/10 (Prere.)	1,810	1,833
North East TX Independent School Dist. GO	7.000%	2/1/10	1,155	1,172
1 North East TX Independent School Dist. GO TOB VRDO	0.200%	11/6/09 LOC	5,000	5,000
1 North East TX Independent School Dist. GO TOB VRDO	0.210%	11/6/09	26,805	26,805
1 North East TX Independent School Dist. GO TOB VRDO	0.210%	11/6/09	2,355	2,355
1 North Texas Health Fac. Dev. Corp. (United Regional Health Care System) TOB VRDO	0.200%	11/6/09 LOC	13,275	13,275
North Texas Higher Educ. Auth. Student Loan VRDO	0.350%	11/6/09 LOC	31,840	31,840
North Texas Higher Educ. Auth. Student Loan VRDO	0.350%	11/6/09 LOC	18,000	18,000
North Texas Higher Educ. Auth. Student Loan VRDO	0.350%	11/6/09 LOC	26,000	26,000
1 North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	0.260%	11/6/09	5,460	5,460
1 North Texas Muni. Water Dist. Texas Water System Rev. TOB VRDO	0.310%	11/6/09	3,810	3,810
1 North Texas Tollway Auth. Capital Appreciation System TOB VRDO	0.260%	11/6/09 LOC	12,606	12,606
1 Northside TX Independent School Dist. GO TOB VRDO	0.200%	11/6/09	17,315	17,315
1 Northside TX Independent School Dist. GO TOB VRDO	0.210%	11/6/09	14,515	14,515
Northwest Texas Independent School Dist. GO VRDO	0.240%	11/6/09	8,970	8,970
Pasadena TX Independent School Dist. VRDO	0.200%	11/6/09	19,700	19,700
Pasadena TX Independent School Dist. VRDO	0.350%	11/6/09 (4)	40,975	40,975
1 Pearland TX GO TOB VRDO	0.200%	11/6/09 LOC	10,215	10,215
1 Pearland TX Independent School Dist. TOB VRDO	0.260%	11/6/09	9,000	9,000
1 Plano TX GO TOB VRDO	0.210%	11/6/09	5,830	5,830
1 Plano TX Independent School Dist. TOB VRDO	0.200%	11/6/09	14,055	14,055
Port of Houston Auth. of Harris County CP	0.350%	1/5/10	26,100	26,100
Port of Houston Auth. of Harris County CP	0.350%	1/5/10	460	460
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	0.180%	11/6/09	31,000	31,000
San Antonio TX Educ. Facilities Corp. Rev. Higher Educ. (Trinity Univ.) VRDO	0.250%	11/2/09	17,800	17,800
San Antonio TX Electric & Gas Rev.	5.500%	2/1/10	4,135	4,184
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.200%	11/6/09	3,200	3,200
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.200%	11/6/09	6,165	6,165
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.200%	11/6/09	9,265	9,265
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.210%	11/6/09	5,105	5,105
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.210%	11/6/09	7,665	7,665
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.210%	11/6/09	10,725	10,725
San Antonio TX Electric & Gas Rev. VRDO	0.290%	11/6/09	46,900	46,900
San Antonio TX Hotel Occupancy Tax Rev. VRDO	0.220%	11/6/09 LOC	6,800	6,800
San Antonio TX Water Rev.	6.000%	11/15/09 (Prere.)	21,000	21,044
1 San Antonio TX Water Rev. TOB VRDO	0.200%	11/6/09 LOC	11,180	11,180
1 San Antonio TX Water Rev. TOB VRDO	0.240%	11/6/09 (4)	10,000	10,000
1 Sheldon TX Independent School Dist. TOB VRDO	0.290%	11/6/09	5,205	5,205
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.) VRDO	0.250%	11/6/09 LOC	1,700	1,700
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) VRDO	0.260%	11/2/09	17,220	17,220
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) VRDO	0.250%	11/6/09	6,500	6,500
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	0.260%	11/6/09	7,875	7,875
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	0.260%	11/6/09	5,795	5,795
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	0.270%	11/6/09	10,460	10,460
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. TOB VRDO	0.270%	11/6/09 LOC	10,000	10,000
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. VRDO	0.220%	11/6/09 LOC	17,900	17,900
Texas A & M Univ. Rev. Financing System	4.000%	5/15/10	8,170	8,321
1 Texas A & M Univ. System Rev. TOB VRDO	0.210%	11/6/09	4,980	4,980
1 Texas Dept. Housing & Commnunity Affairs Single Family Rev. TOB VRDO	0.300%	11/6/09 (7)	7,600	7,600
1 Texas Dept. of Housing & Community Affairs Single Mortgage Rev. TOB VRDO	0.280%	11/6/09	6,975	6,975
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	0.290%	11/6/09	25,000	25,000
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	0.300%	11/6/09	36,000	36,000
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	0.300%	11/6/09	53,000	53,000
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	0.300%	11/6/09	87,280	87,280
Texas Dept. of Transp. State Highway Fund Rev. CP	0.400%	11/12/09	10,000	10,000
Texas Dept. of Transp. State Highway Fund Rev. CP	0.500%	11/17/09	52,000	52,000
Texas Dept. of Transp. State Highway Fund Rev. CP	0.380%	1/7/10	5,000	5,000
Texas Dept. of Transp. State Highway Fund Rev. CP	0.370%	1/21/10	22,000	22,000
Texas Dept. of Transp. State Highway Fund Rev. CP	0.370%	1/27/10	6,700	6,700
1 Texas GO TOB VRDO	0.210%	11/6/09	7,500	7,500
1 Texas GO TOB VRDO	0.210%	11/6/09	21,560	21,560
1 Texas GO TOB VRDO	0.210%	11/6/09	17,370	17,370
27

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Texas GO TOB VRDO	0.210%	11/6/09	7,575	7,575
1 Texas GO TOB VRDO	0.210%	11/6/09	62,600	62,600
1 Texas GO TOB VRDO	0.210%	11/6/09	10,030	10,030
1 Texas GO TOB VRDO	0.260%	11/6/09	4,695	4,695
1 Texas GO TOB VRDO	0.300%	11/6/09	17,890	17,890
Texas GO Veterans Housing Assistance Program Fund II VRDO	0.260%	11/6/09	12,800	12,800
Texas GO Veterans Housing Assistance Program Fund II VRDO	0.300%	11/6/09	3,635	3,635
Texas GO Veterans Housing Assistance Program VRDO	0.180%	11/6/09	11,230	11,230
Texas Small Business Industrial Dev. Corp. (Texas Public Fac. Capital Access) VRDO	0.320%	11/6/09 LOC	13,125	13,125
Texas State Transp. Comm. First Tier	5.000%	4/1/10	1,175	1,196
Texas State Transp. Comm. First Tier VRDO	0.180%	11/6/09	7,300	7,300
1 Texas State Transp. Comm. TOB VRDO	0.210%	11/6/09	20,820	20,820
1 Texas State Transp. Comm. TOB VRDO	0.270%	11/6/09	14,070	14,070
1 Texas State Univ. Student Loan GO TOB VRDO	0.300%	11/6/09	20,065	20,065
1 Texas State Univ. System TOB VRDO	0.310%	11/6/09	5,605	5,605
Texas TRAN	2.500%	8/31/10	279,000	283,698
1 Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.200%	11/6/09	21,925	21,925
1 Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.210%	11/6/09	11,700	11,700
1 Texas Transp. Comm. Mobility Fund TOB VRDO	0.200%	11/6/09	7,000	7,000
1 Texas Transp. Comm. Mobility Fund TOB VRDO	0.200%	11/6/09	4,000	4,000
Texas Transp. Comm. Mobility Fund VRDO	0.200%	11/6/09	55,130	55,130
1 Texas Transp. Comm. Rev. TOB VRDO	0.200%	11/6/09	13,715	13,715
1 Texas Transp. Comm. Rev. TOB VRDO	0.200%	11/6/09	7,500	7,500
1 Texas Univ. System Financing Rev. TOB VRDO	0.200%	11/6/09	4,995	4,995
1 Texas Water Dev. Board Rev. TOB VRDO	0.200%	11/6/09	10,430	10,430
1 Texas Water Dev. Board Rev. TOB VRDO	0.260%	11/6/09	10,000	10,000
1 Travis County TX GO TOB VRDO	0.260%	11/6/09	11,050	11,050
Trinity River Auth. TX Solid Waste Disposal Rev. VRDO	0.320%	11/6/09 LOC	6,330	6,330
1 Univ. of Houston TX Rev. TOB VRDO	0.200%	11/6/09	7,600	7,600
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.210%	11/6/09	3,575	3,575
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.210%	11/6/09	5,990	5,990
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.210%	11/6/09	6,560	6,560
1 Univ. of Texas Rev. TOB PUT	0.650%	1/28/10	33,215	33,215
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	0.200%	11/6/09	31,500	31,500
West Side Calhoun County TX Dev. (British Petroleum) VRDO	0.250%	11/2/09	11,900	11,900
				2,721,982
Utah (1.3%)
Davis County UT School Dist. TAN	2.500%	6/30/10	28,000	28,368
Emery County UT PCR (Pacificorp) VRDO	0.220%	11/6/09 LOC	10,000	10,000
Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.200%	11/2/09	3,345	3,345
Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.200%	11/2/09	12,550	12,550
1 Utah Housing Corp. Single Family Mortgage Rev. TOB VRDO	2.200%	11/6/09	2,260	2,260
Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.230%	11/6/09	20,500	20,500
Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.230%	11/6/09	24,000	24,000
Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	13,985	13,985
Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	16,450	16,450
Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.310%	11/6/09	12,250	12,250
Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.360%	11/6/09	16,160	16,160
Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.360%	11/6/09	10,140	10,140
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	0.310%	11/6/09	6,600	6,600
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	0.360%	11/6/09	5,605	5,605
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	0.360%	11/6/09	4,600	4,600
Utah State Board of Regents Student Loan Rev. VRDO	0.370%	11/6/09 LOC	20,000	20,000
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.200%	11/6/09	3,845	3,845
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.200%	11/6/09 (4)	29,000	29,000
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.200%	11/6/09	5,000	5,000
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.210%	11/6/09	11,470	11,470
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.240%	11/6/09 (4)	10,690	10,690
				266,818
Vermont (0.2%)
Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) VRDO	0.180%	11/6/09	29,070	29,070
Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health) VRDO	0.180%	11/6/09 LOC	9,120	9,120
1 Vermont Housing Finance Agency Single Family TOB VRDO	0.300%	11/6/09 (4)	5,040	5,040
				43,230
Virginia (1.5%)
Albemarle County VA Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp.) VRDO	0.220%	11/6/09 LOC	6,000	6,000
Capital Beltway Funding Corp. VA Toll Rev. VRDO	0.250%	11/6/09 LOC	15,000	15,000
Capital Region Airport Comm. VA Passenger Fac. Charge Rev. VRDO	0.320%	11/6/09 LOC	20,155	20,155
Charlottesville VA IDA Fac. (Univ. Virginia Foundation Projects) VRDO	0.260%	11/6/09 LOC	1,745	1,745
Chesterfield County VA Econ. Dev. Auth. Rev.	4.000%	1/1/10	2,255	2,268
Fairfax County VA IDA Rev. (Fairfax Hosp. System, Inc.) VRDO	0.240%	11/6/09	6,430	6,430
Fairfax County VA Public Improvement GO	5.250%	4/1/10	5,815	5,930
Fairfax County VA Water Auth. Rev.	5.750%	4/1/10 (Prere.)	8,000	8,254

28

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Hampton VA Roads Sanitation Dist Wastewater Rev. TOB VRDO	0.210%	11/6/09	15,410	15,410
Hanover County VA Econ. Dev. Auth. Rev. (Bon Secours Health) VRDO	0.180%	11/6/09 LOC	6,800	6,800
1 Newport News VA TOB VRDO	0.270%	11/6/09	10,790	10,790
Norfolk VA Econ. Dev. Auth. Hosp. Fac. Rev. (Bon Secours) VRDO	0.220%	11/6/09 LOC	8,500	8,500
Norfolk VA GO VRDO	0.200%	11/6/09	11,965	11,965
Peninsula Ports Auth. Virginia Health System Rev. (Riverside Health System Project) VRDO	0.450%	11/6/09	32,270	32,270
1 Richmond VA Public Util. Rev. TOB VRDO	0.240%	11/6/09 (4)	4,875	4,875
Richmond VA RAN	1.500%	6/24/10	25,000	25,181
1 Univ. of Virginia TOB VRDO	0.200%	11/6/09	6,005	6,005
1 Univ. of Virginia TOB VRDO	0.210%	11/6/09	3,300	3,300
1 Univ. of Virginia TOB VRDO	0.210%	11/6/09	12,000	12,000
1 Univ. of Virginia TOB VRDO	0.210%	11/6/09	7,550	7,550
Virginia College Building Auth. Educ. Fac. Rev. (Univ. Richmond Project) PUT	0.800%	2/1/10	6,500	6,500
Virginia College Building Auth. Educ. Fac. Rev. (Univ. Richmond Project) PUT	0.800%	3/1/10	10,500	10,500
1 Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program TOB VRDO	0.210%	11/6/09	9,270	9,270
1 Virginia College Building Auth. VA (Educ. Facs. Rev.) TOB VRDO	0.200%	11/6/09	4,050	4,050
1 Virginia Housing Dev. Auth. Rev. Commonwealth Mortgage TOB VRDO	0.300%	11/6/09	2,700	2,700
1 Virginia Housing Dev. Auth. Rev. Commonwealth Mortgage TOB VRDO	0.310%	11/6/09	6,600	6,600
1 Virginia Housing Dev. Auth. Rev. TOB VRDO	0.300%	11/6/09	13,735	13,735
Virginia Public School Auth. Rev.	5.000%	8/1/10 (Prere.)	3,500	3,654
1 Virginia Public School Auth. TOB VRDO	0.200%	11/6/09	9,255	9,255
1 Virginia Resources Auth. Clean Water Rev. TOB VRDO	0.210%	11/6/09	5,000	5,000
Virginia Small Business Finance Auth. Rev. (Hampton Univ.) VRDO	0.190%	11/6/09 LOC	16,250	16,250
				297,942
Washington (3.7%)
1 Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	0.210%	11/6/09	6,200	6,200
1 Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	0.310%	11/6/09	5,850	5,850
1 Chelan County WA Public Util. Dist. (Conservation Rev.) TOB VRDO	0.460%	11/6/09	9,970	9,970
Chelan County WA Public Util. Dist. VRDO	0.200%	11/6/09	91,950	91,950
Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	0.380%	11/6/09	6,400	6,400
1 King County WA GO TOB VRDO	0.210%	11/6/09	9,810	9,810
King County WA School Dist. GO	4.000%	6/1/10	3,000	3,061
King County WA School Dist. GO	5.500%	6/1/10	1,000	1,029
King County WA School Dist. GO	5.875%	6/1/10 (Prere.)	6,850	7,063
1 King County WA Sewer Rev. TOB VRDO	0.200%	11/6/09 LOC	7,620	7,620
1 King County WA Sewer Rev. TOB VRDO	0.210%	11/6/09	5,650	5,650
Port of Seattle WA Rev.	5.625%	8/1/10 (14)(Prere.)	7,735	8,031
1 Port of Seattle WA Rev. TOB VRDO	0.300%	11/6/09 (4)	14,085	14,085
1 Port of Seattle WA Rev. TOB VRDO	0.300%	11/6/09 (4)	25,830	25,830
1 Port of Seattle WA Rev. TOB VRDO	0.460%	11/6/09	7,410	7,410
Port of Seattle WA Rev. VRDO	0.380%	11/6/09 LOC	90,630	90,630
Port Vancouver Wash. (United Grain Corp.) VRDO	0.300%	11/6/09 LOC	12,500	12,500
1 Seattle WA Drain & Wastewater Rev. TOB VRDO	0.210%	11/6/09	9,815	9,815
1 Seattle WA Drain & Wastewater Rev. TOB VRDO	0.210%	11/6/09 (4)	11,200	11,200
Seattle WA GO	4.000%	5/1/10	7,265	7,393
1 Seattle WA Muni. Light & Power Rev. TOB VRDO	0.240%	11/6/09 (4)	10,000	10,000
1 Seattle WA Muni. Light & Power Rev. TOB VRDO	0.240%	11/6/09 (4)	5,995	5,995
1 Seattle WA Water System Rev. TOB VRDO	0.200%	11/6/09 LOC	12,840	12,840
Snohomish County WA Public Util. Dist. RAN	2.000%	5/26/10	30,400	30,649
Tacoma WA Housing Auth. Rev. (Sunset Apartment Projects) VRDO	0.450%	11/6/09 LOC	12,250	12,250
1 Tes Proporties WA TOB VRDO	0.200%	11/6/09	10,120	10,120
Washington Econ. Dev. Finance Auth. Econ. Dev. Rev. (Puget Sound Blood Center) VRDO	0.220%	11/6/09 LOC	7,420	7,420
Washington GO	6.000%	1/1/10 (Prere.)	5,815	5,869
Washington GO	6.000%	1/1/10 (Prere.)	1,250	1,260
Washington GO	6.000%	1/1/10 (Prere.)	1,000	1,008
Washington GO	6.000%	1/1/10 (Prere.)	5,335	5,379
Washington GO	6.000%	1/1/10 (Prere.)	12,990	13,110
Washington GO	2.000%	8/1/10	4,725	4,781
1 Washington GO TOB VRDO	0.200%	11/6/09	8,325	8,325
1 Washington GO TOB VRDO	0.200%	11/6/09 LOC	11,085	11,085
1 Washington GO TOB VRDO	0.200%	11/6/09 LOC	8,660	8,660
1 Washington GO TOB VRDO	0.200%	11/6/09	10,000	10,000
1 Washington GO TOB VRDO	0.210%	11/6/09	12,180	12,180
1 Washington GO TOB VRDO	0.210%	11/6/09 (4)	6,760	6,760
1 Washington GO TOB VRDO	0.260%	11/6/09 (4)	7,995	7,995
1 Washington GO TOB VRDO	0.310%	11/6/09	9,285	9,285
1 Washington Health Care Fac. Auth. (Catholic Health Initiatives) TOB VRDO	0.200%	11/6/09	7,505	7,505
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.190%	11/6/09 LOC	9,000	9,000
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.200%	11/6/09 (4)	18,885	18,885
1 Washington Health Care Fac. Auth. (Providence Health) TOB VRDO	0.240%	11/6/09 (4)	12,475	12,475
1 Washington Health Care Fac. Auth. (Providence Health) TOB VRDO	0.240%	11/6/09 (4)	8,610	8,610
Washington Health Care Fac. Auth. (Southwest Washington Medical Center) VRDO	0.290%	11/6/09 LOC	13,150	13,150
1 Washington Health Care Fac. Auth. (Swedish Health Services) TOB VRDO	0.280%	11/6/09 LOC	18,470	18,470
Washington Health Care Fac. Auth. (Swedish Health Services) VRDO	0.180%	11/6/09 LOC	25,500	25,500

29

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Health Care Fac. Auth. Rev. (Children’s Hosp.) VRDO	0.250%	11/6/09 LOC	16,865	16,865
Washington Housing Finance Comm. Multi Family Housing Rev. (Deer Run West Apts) VRDO	0.290%	11/6/09 LOC	5,200	5,200
Washington Housing Finance Comm. Multi Family Housing Rev. (Vintage Silverdale) VRDO	0.300%	11/6/09 LOC	15,570	15,570
Washington Housing Finance Comm. Multi Family Housing Rev. VRDO	0.290%	11/6/09 LOC	4,250	4,250
1 Washington St. Health Care Fac. Auth. Rev. (Peace Health) TOB VRDO	0.200%	11/6/09	19,995	19,995
1 Washington State GO TOB VRDO	0.210%	11/6/09	10,620	10,620
1 Washington State GO TOB VRDO	0.210%	11/6/09	11,509	11,509
1 Wisconsin State Helath & Educ. Fac. Auth. TOB VRDO	0.200%	11/6/09	10,800	10,800
				744,872
West Virginia (0.3%)
Brooke County WV Community Dev. Rev. (Bethany College Project) VRDO	0.200%	11/6/09 LOC	4,050	4,050
West Virginia Econ. Dev. Auth. PCR (Ohio Power) VRDO	0.250%	11/6/09 LOC	10,000	10,000
West Virginia Hosp. Finance Auth. Rev. (Cabell Hospital) VRDO	0.230%	11/6/09 LOC	10,000	10,000
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center) VRDO	0.190%	11/6/09 LOC	18,250	18,250
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center) VRDO	0.260%	11/6/09 LOC	10,700	10,700
West Virginia Hosp. Finance Auth. Rev. (United Health Systems) VRDO	0.230%	11/6/09 LOC	8,400	8,400
1 West Virginia Housing Dev. Rev. TOB VRDO	0.280%	11/6/09	4,440	4,440
				65,840
Wisconsin (3.3%)
Madison WI Metro. School Dist.	2.000%	9/3/10	68,500	69,386
Milwaukee WI Redev. Auth. Redev. Lease Rev. (Univ. Wisconsin Kenilworth Project) VRDO	0.260%	11/6/09 LOC	6,375	6,375
Minneapolis & St. Paul Housing & Redev. Auth. Rev. (Yankee Hill Apartments) VRDO	0.170%	11/6/09 LOC	10,210	10,210
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	0.200%	11/2/09 LOC	16,500	16,500
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	0.200%	11/6/09 LOC	4,870	4,870
Wisconsin Dept. of Transp. Rev. CP	0.450%	11/10/09 LOC	8,956	8,956
1 Wisconsin GO TOB VRDO	0.210%	11/6/09	12,765	12,765
1 Wisconsin Health & Educ. Fac. Auth. Rev. (Children’s Hosp of Wisconsin, Inc.) TOB VRDO	0.190%	11/6/09	5,250	5,250
Wisconsin Health & Educ. Fac. Auth. Rev. (Concordia Univ.) VRDO	0.260%	11/6/09 LOC	4,000	4,000
Wisconsin Health & Educ. Fac. Auth. Rev. (Felician Services Incorporated) VRDO	0.200%	11/6/09 LOC	19,000	19,000
Wisconsin Health & Educ. Fac. Auth. Rev. (Felician Services) VRDO	0.200%	11/6/09 LOC	9,325	9,325
Wisconsin Health & Educ. Fac. Auth. Rev. (Froedtert & Community Health) VRDO	0.200%	11/6/09 LOC	15,000	15,000
Wisconsin Health & Educ. Fac. Auth. Rev. (Froedtert & Community Health) VRDO	0.200%	11/6/09 LOC	17,000	17,000
Wisconsin Health & Educ. Fac. Auth. Rev. (Froedtert & Community Health) VRDO	0.200%	11/6/09 LOC	13,000	13,000
Wisconsin Health & Educ. Fac. Auth. Rev. (Gundersen Lutheran) VRDO	0.170%	11/6/09 LOC	7,500	7,500
Wisconsin Health & Educ. Fac. Auth. Rev. (Marquette Univ.) VRDO	0.260%	11/6/09 LOC	4,400	4,400
Wisconsin Health & Educ. Fac. Auth. Rev. (Medical College Wisconsin) VRDO	0.200%	11/6/09 LOC	25,100	25,100
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care) CP	0.400%	11/2/09 LOC	8,275	8,275
Wisconsin Health & Educ. Fac. Auth. Rev. (Prohealth Care Inc.) VRDO	0.200%	11/2/09 LOC	5,815	5,815
Wisconsin Health & Educ. Fac. Auth. Rev. (St. Norbert College Inc.) VRDO	0.300%	11/6/09 LOC	7,250	7,250
1 Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	0.340%	11/6/09	5,175	5,175
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.300%	11/6/09	6,380	6,380
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.350%	11/6/09	1,270	1,270
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.350%	11/6/09	17,435	17,435
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.350%	11/6/09	48,300	48,300
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.350%	11/6/09	48,425	48,425
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.350%	11/6/09	34,000	34,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.600%	11/6/09	89,255	89,255
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.600%	11/6/09 (4)	9,045	9,045
Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.500%	11/6/09	5,220	5,220
Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.550%	11/6/09	10,150	10,150
Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.550%	11/6/09	10,950	10,950
Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.550%	11/6/09	5,175	5,175
1 Wisconsin Public Power Inc. Rev. (Power Supply System) TOB VRDO	0.200%	11/6/09 LOC	10,205	10,205
Wisconsin TRAN	2.500%	6/15/10	100,000	101,233
				672,195
Wyoming (0.4%)
Sweetwater County WY PCR (Pacificcorp) VRDO	0.270%	11/6/09 LOC	3,750	3,750
Wyoming Community Dev. Auth. Housing Rev. VRDO	0.290%	11/6/09	10,000	10,000
Wyoming Community Dev. Auth. Housing Rev. VRDO	0.290%	11/6/09	6,050	6,050
Wyoming Community Dev. Auth. Housing Rev. VRDO	0.290%	11/6/09	8,000	8,000
Wyoming Student Loan Corp. Rev. VRDO	0.290%	11/6/09 LOC	50,000	50,000
				77,800
Total Tax-Exempt Municipal Bonds (Cost $19,531,522)				19,531,522

30

Tax-Exempt Money Market Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (4.9%)
Money Market Fund (4.9%)
2 Vanguard Municipal Cash Management Fund (Cost $999,819)	0.213%	999,818,722	999,819
Total Investments (100.5%) (Cost $20,531,341)			20,531,341
Other Assets and Liabilities (–0.5%)
Other Assets			143,012
Liabilities			(254,511)
			(111,499)
Net Assets (100%)
Applicable to 20,418,180,376 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			20,419,842
Net Asset Value Per Share			$1.00

At October 31, 2009, net assets consisted of:
			Amount
			($000)
Paid-in Capital			20,419,837
Undistributed Net Investment Income			—
Accumulated Net Realized Gains			5
Net Assets			20,419,842

• See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the aggregate value of these securities was $5,271,547,000, representing 25.8% of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) Berkshire Hathaway Assurance Corp.

(14) National Public Finance Guarantee Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

32

Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
October 31, 2009
($000)
Investment Income
Income
Interest[1]	167,278
Total Income	167,278
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,962
Management and Administrative	17,147
Marketing and Distribution	7,252
Money Market Guarantee Program	8,270
Custodian Fees	123
Auditing Fees	19
Shareholders’ Reports and Proxies	514
Trustees’ Fees and Expenses	34
Total Expenses	36,321
Net Investment Income	130,957
Realized Net Gain (Loss) on
Investment Securities Sold	1,024
Net Increase (Decrease) in Net Assets
Resulting from Operations	131,981

Statement of Changes in Net Assets

	Year Ended October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	130,957	598,999
Realized Net Gain (Loss)	1,024	496
Net Increase (Decrease) in Net Assets Resulting from Operations	131,981	599,495
Distributions
Net Investment Income	(130,957)	(598,999)
Realized Capital Gain	—	—
Total Distributions	(130,957)	(598,999)
Capital Share Transactions (at $1.00)
Issued	16,756,490	25,171,541
Issued in Lieu of Cash Distributions	124,977	569,649
Redeemed	(20,343,839)	(23,879,626)
Net Increase (Decrease) from Capital Share Transactions	(3,462,372)	1,861,564
Total Increase (Decrease)	(3,461,348)	1,862,060
Net Assets
Beginning of Period	23,881,190	22,019,130
End of Period	20,419,842	23,881,190

1 Interest income from an affiliated company of the fund was $5,330,000.
See accompanying Notes, which are an integral part of the Financial Statements.

33

Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.006	.026	.036	.032	.021
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.006	.026	.036	.032	.021
Distributions
Dividends from Net Investment Income	(.006)	(.026)	(.036)	(.032)	(.021)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.006)	(.026)	(.036)	(.032)	(.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.60%	2.63%	3.65%	3.26%	2.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,420	$23,881	$22,019	$19,116	$17,362
Ratio of Total Expenses to
Average Net Assets	0.17%[2]	0.11%	0.10%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.61%	2.59%	3.59%	3.22%	2.12%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Includes 0.04% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds. See Note D in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2009, the fund had contributed capital of $4,266,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.71% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value fell below $0.995 and the fund’s trustees decided to liquidate the fund. The program covered the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund was required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage through December 18, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008. In March 2009, the U.S. Treasury extended the program through September 18, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008.

E. In preparing the financial statements as of October 31, 2009, management considered the impact of subsequent events occurring through December 15, 2009, for potential recognition or disclosure in these financial statements.

35

Short-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2009

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,038	6,288	45,768
Yield[3]		1.7%	3.7%
Investor Shares	0.8%
Admiral Shares	0.9%
Yield to Maturity	1.0%[4]	1.7%	3.7%
Average Coupon	3.1%	5.1%	5.0%
Average Effective
Maturity	1.2 years	3.0 years	13.6 years
Average Quality	AA	AA1	AA2
Average Duration	1.1 years	2.6 years	8.3 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	37.0%	—	—

Largest State Concentrations[6]

Texas	11.4%
Florida	7.8
California	7.3
New York	7.2
Pennsylvania	5.0
Illinois	4.3
New Jersey	4.1
North Carolina	4.1
Washington	3.8
Georgia	3.3
Top Ten	58.3%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.90	0.53
Beta	0.39	0.13

Distribution by Maturity (% of portfolio)

Under 1 Year	57.0%
1–3 Years	27.5
3–5 Years	14.8
Over 5 Years	0.7

Distribution by Credit Quality (% of portfolio)

AAA	39.7%
AA	48.0
A	10.7
BBB	0.6
Other	1.0

Investment Focus

1 Barclays Capital 3 Year Municipal Bond Index.

2 Barclays Capital Municipal Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary. 4 Before expenses.

5 The expense ratios shown are from the prospectus dated February 20, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended October 31, 2009, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

6 Percentages of total net assets, excluding any futures contracts.

7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

36

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2009		of a $10,000
	One Year	Five Years	Ten Years	Investment
Short-Term Tax-Exempt Fund Investor Shares[1]	3.59%	3.09%	3.17%	$13,659
Barclays Capital Municipal Bond Index	13.60	4.15	5.66	17,343
Barclays Capital 3 Year Municipal Bond Index	7.34	3.80	4.33	15,272
1–2 Year Municipal Funds Average[2]	–2.25	0.65	1.86	12,027

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Short-Term Tax-Exempt Fund Admiral Shares	3.67%	3.17%	2.96%	$128,904
Barclays Capital Municipal Bond Index	13.60	4.15	4.99	152,885
Barclays Capital 3 Year Municipal Bond Index	7.34	3.80	3.98	140,522

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.

3 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: February 12, 2001.

37

Short-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1999–October 31, 2009

			Investor Shares	Barclays[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2000	0.1%	4.1%	4.2%	4.9%
2001	1.5	4.2	5.7	8.7
2002	–0.1	2.9	2.8	4.8
2003	0.3	2.0	2.3	3.9
2004	–0.6	1.8	1.2	2.2
2005	–0.9	2.2	1.3	0.3
2006	0.3	2.9	3.2	3.1
2007	0.3	3.4	3.7	4.0
2008	0.4	3.3	3.7	4.3
2009	1.3	2.3	3.6	7.3

Average Annual Total Returns: Periods Ended September 30, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	9/1/1977	4.15%	3.14%	0.27%	2.93%	3.20%
Admiral Shares	2/12/2001	4.23	3.21	0.19[3]	2.81[3]	3.00[3]

1 Barclays Capital 3 Year Municipal Bond Index.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

38

Short-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2009
($000)
Investment Income
Income
Interest[1]	176,240
Total Income	176,240
Expenses
The Vanguard Group—Note B
Investment Advisory Services	676
Management and Administrative—
Investor Shares	3,111
Management and Administrative—
Admiral Shares	4,437
Marketing and Distribution—
Investor Shares	564
Marketing and Distribution—
Admiral Shares	1,440
Custodian Fees	49
Auditing Fees	23
Shareholders’ Reports and Proxies—
Investor Shares	101
Shareholders’ Reports and Proxies—
Admiral Shares	35
Trustees’ Fees and Expenses	11
Total Expenses	10,447
Net Investment Income	165,793
Realized Net Gain (Loss)
Investment Securities Sold	2,676
Futures Contracts	(777)
Realized Net Gain (Loss)	1,899
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	78,464
Futures Contracts	(995)
Change in Unrealized Appreciation
(Depreciation)	77,469
Net Increase (Decrease) in Net Assets
Resulting from Operations	245,161

Statement of Changes in Net Assets

	Year Ended October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	165,793	149,031
Realized Net Gain (Loss)	1,899	4,064
Change in Unrealized Appreciation (Depreciation)	77,469	4,703
Net Increase (Decrease) in Net Assets Resulting from Operations	245,161	157,798
Distributions
Net Investment Income
Investor Shares	(43,223)	(37,573)
Admiral Shares	(122,570)	(111,458)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(165,793)	(149,031)
Capital Share Transactions
Investor Shares	1,421,118	276,856
Admiral Shares	3,856,593	638,548
Net Increase (Decrease) from Capital Share Transactions	5,277,711	915,404
Total Increase (Decrease)	5,357,079	924,171
Net Assets
Beginning of Period	5,041,754	4,117,583
End of Period	10,398,833	5,041,754

1 Interest income from an affiliated company of the fund was $651,000.
See accompanying Notes, which are an integral part of the Financial Statements.

39

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$15.68	$15.62	$15.58	$15.53	$15.67
Investment Operations
Net Investment Income	.357	.509	.526	.443	.340
Net Realized and Unrealized Gain (Loss)
on Investments	.200	.060	.040	.050	(.140)
Total from Investment Operations	.557	.569	.566	.493	.200
Distributions
Dividends from Net Investment Income	(.357)	(.509)	(.526)	(.443)	(.340)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.357)	(.509)	(.526)	(.443)	(.340)
Net Asset Value, End of Period	$15.88	$15.68	$15.62	$15.58	$15.53

Total Return[1]	3.59%	3.68%	3.70%	3.22%	1.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,761	$1,319	$1,040	$1,139	$1,382
Ratio of Total Expenses to
Average Net Assets	0.20%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.15%	3.23%	3.37%	2.85%	2.16%
Portfolio Turnover Rate	32%	32%	51%	49%	30%
1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$15.68	$15.62	$15.58	$15.53	$15.67
Investment Operations
Net Investment Income	.370	.520	.537	.455	.351
Net Realized and Unrealized Gain (Loss)
on Investments	.200	.060	.040	.050	(.140)
Total from Investment Operations	.570	.580	.577	.505	.211
Distributions
Dividends from Net Investment Income	(.370)	(.520)	(.537)	(.455)	(.351)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.370)	(.520)	(.537)	(.455)	(.351)
Net Asset Value, End of Period	$15.88	$15.68	$15.62	$15.58	$15.53

Total Return	3.67%	3.76%	3.77%	3.30%	1.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,637	$3,723	$3,078	$2,969	$2,871
Ratio of Total Expenses to
Average Net Assets	0.12%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.23%	3.30%	3.44%	2.92%	2.26%
Portfolio Turnover Rate	32%	32%	51%	49%	30%

See accompanying Notes, which are an integral part of the Financial Statements.

40

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2009, the fund had contributed capital of $2,062,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.82% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

41

Short-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	10,120,600	—
Temporary Cash Investments	303,873	—	—
Futures Contracts—Liabilities[1]	(723)	—	—
Total	303,150	10,120,600	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
5-Year United States
Treasury Note/Bond	December 2009	(1,186)	138,113	(1,480)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $5,334,000 to offset future net capital gains of $2,389,000 through October 31, 2014, and $2,945,000 through October 31, 2015.

The fund had realized losses totaling $2,259,000 through October 31, 2009, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2009, the cost of investment securities for tax purposes was $10,338,076,000. Net unrealized appreciation of investment securities for tax purposes was $86,397,000, consisting of unrealized gains of $90,767,000 on securities that had risen in value since their purchase and $4,370,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2009, the fund purchased $4,110,117,000 of investment securities and sold $1,574,451,000 of investment securities, other than temporary cash investments.

42

Short-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2009		2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,622,882	165,536	865,779	55,031
Issued in Lieu of Cash Distributions	36,619	2,311	32,059	2,039
Redeemed	(1,238,383)	(78,139)	(620,982)	(39,485)
Net Increase (Decrease)—Investor Shares	1,421,118	89,708	276,856	17,585
Admiral Shares
Issued	5,982,023	377,455	2,182,911	138,725
Issued in Lieu of Cash Distributions	100,894	6,368	91,703	5,832
Redeemed	(2,226,324)	(140,475)	(1,636,066)	(104,076)
Net Increase (Decrease)—Admiral Shares	3,856,593	243,348	638,548	40,481

H. In preparing the financial statements as of October 31, 2009, management considered the impact of subsequent events occurring through December 15, 2009, for potential recognition or disclosure in these financial statements.

43

Limited-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2009

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,152	6,288	45,768
Yield[3]		1.7%	3.7%
Investor Shares	1.5%
Admiral Shares	1.6%
Yield to Maturity	1.8%[4]	1.7%	3.7%
Average Coupon	4.1%	5.1%	5.0%
Average Effective
Maturity	2.7 years	3.0 years	13.6 years
Average Quality	AA	AA1	AA2
Average Duration	2.4 years	2.6 years	8.3 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	18.5%	—	—

Largest State Concentrations[6]

New York	10.4%
Texas	9.2
California	8.9
Pennsylvania	7.0
Florida	6.6
New Jersey	4.8
Massachusetts	4.3
Ohio	3.6
Georgia	3.2
Washington	3.1
Top Ten	61.1%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.88	0.75
Beta	0.91	0.36

Distribution by Maturity (% of portfolio)

Under 1 Year	28.2%
1–3 Years	26.3
3–5 Years	28.8
Over 5 Years	16.7

Distribution by Credit Quality (% of portfolio)

AAA	37.8%
AA	40.1
A	18.5
BBB	2.8
Other	0.8

Investment Focus

1 Barclays Capital 3 Year Municipal Bond Index.

2 Barclays Capital Municipal Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4 Before expenses.

5 The expense ratios shown are from the prospectus dated February 20, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended October 31, 2009, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

6 Percentages of total net assets, excluding any futures contracts.

7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

44

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2009		of a $10,000
	One Year	Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund Investor Shares[1]	5.92%	3.24%	3.89%	$14,647
Barclays Capital Municipal Bond Index	13.60	4.15	5.66	17,343
Barclays Capital 3 Year Municipal Bond Index	7.34	3.80	4.33	15,272
1–5 Year Municipal Funds Average[2]	5.24	2.52	3.21	13,719

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Limited-Term Tax-Exempt Fund Admiral Shares	6.01%	3.32%	3.55%	$135,554
Barclays Capital Municipal Bond Index	13.60	4.15	4.98	152,675
Barclays Capital 3 Year Municipal Bond Index	7.34	3.80	3.98	140,552

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.

3 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: February 12, 2001.

45

Limited-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1999–October 31, 2009

			Investor Shares	Barclays[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2000	0.5%	4.5%	5.0%	4.9%
2001	3.3	4.6	7.9	8.7
2002	0.1	3.9	4.0	4.8
2003	0.7	3.3	4.0	3.9
2004	–1.1	2.9	1.8	2.2
2005	–2.3	3.0	0.7	0.3
2006	0.1	3.3	3.4	3.1
2007	0.1	3.5	3.6	4.0
2008	–0.7	3.4	2.7	4.3
2009	3.0	2.9	5.9	7.3

Average Annual Total Returns: Periods Ended September 30, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	8/31/1987	6.67%	3.42%	0.40%	3.55%	3.95%
Admiral Shares	2/12/2001	6.76	3.49	0.20[3]	3.46[3]	3.66[3]

1 Barclays Capital 3 Year Municipal Bond Index.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

46

Limited-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2009
($000)
Investment Income
Income
Interest[1]	285,449
Total Income	285,449
Expenses
The Vanguard Group—Note B
Investment Advisory Services	904
Management and Administrative—
Investor Shares	3,858
Management and Administrative—
Admiral Shares	5,718
Marketing and Distribution—
Investor Shares	765
Marketing and Distribution—
Admiral Shares	1,811
Custodian Fees	80
Auditing Fees	23
Shareholders’ Reports and Proxies—
Investor Shares	145
Shareholders’ Reports and Proxies—
Admiral Shares	49
Trustees’ Fees and Expenses	14
Total Expenses	13,367
Net Investment Income	272,082
Realized Net Gain (Loss)
Investment Securities Sold	4,834
Futures Contracts	(42,386)
Realized Net Gain (Loss)	(37,552)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	299,714
Futures Contracts	(7,605)
Change in Unrealized Appreciation
(Depreciation)	292,109
Net Increase (Decrease) in Net Assets
Resulting from Operations	526,639

Statement of Changes in Net Assets

	Year Ended October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	272,082	252,209
Realized Net Gain (Loss)	(37,552)	(8,603)
Change in Unrealized Appreciation (Depreciation)	292,109	(60,922)
Net Increase (Decrease) in Net Assets Resulting from Operations	526,639	182,684
Distributions
Net Investment Income
Investor Shares	(70,614)	(66,165)
Admiral Shares	(201,468)	(186,044)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(272,082)	(252,209)
Capital Share Transactions
Investor Shares	908,039	313,896
Admiral Shares	2,649,460	881,361
Net Increase (Decrease) from Capital Share Transactions	3,557,499	1,195,257
Total Increase (Decrease)	3,812,056	1,125,732
Net Assets
Beginning of Period	7,838,204	6,712,472
End of Period	11,650,260	7,838,204

1 Interest income from an affiliated company of the fund was $804,000.
See accompanying Notes, which are an integral part of the Financial Statements.

47

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.65	$10.73	$10.72	$10.71	$10.96
Investment Operations
Net Investment Income	.304	.366	.371	.344	.326
Net Realized and Unrealized Gain (Loss)
on Investments	.320	(.080)	.010	.010	(.250)
Total from Investment Operations	.624	.286	.381	.354	.076
Distributions
Dividends from Net Investment Income	(.304)	(.366)	(.371)	(.344)	(.326)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.304)	(.366)	(.371)	(.344)	(.326)
Net Asset Value, End of Period	$10.97	$10.65	$10.73	$10.72	$10.71

Total Return[1]	5.92%	2.68%	3.62%	3.37%	0.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,070	$2,094	$1,798	$1,983	$2,351
Ratio of Total Expenses to
Average Net Assets	0.20%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.77%	3.38%	3.46%	3.23%	3.01%
Portfolio Turnover Rate	11%	23%	32%	27%	17%
1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.65	$10.73	$10.72	$10.71	$10.96
Investment Operations
Net Investment Income	.313	.374	.378	.352	.334
Net Realized and Unrealized Gain (Loss)
on Investments	.320	(.080)	.010	.010	(.250)
Total from Investment Operations	.633	.294	.388	.362	.084
Distributions
Dividends from Net Investment Income	(.313)	(.374)	(.378)	(.352)	(.334)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.313)	(.374)	(.378)	(.352)	(.334)
Net Asset Value, End of Period	$10.97	$10.65	$10.73	$10.72	$10.71

Total Return	6.01%	2.75%	3.69%	3.45%	0.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,580	$5,744	$4,914	$4,682	$4,481
Ratio of Total Expenses to
Average Net Assets	0.12%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.85%	3.45%	3.53%	3.30%	3.08%
Portfolio Turnover Rate	11%	23%	32%	27%	17%

See accompanying Notes, which are an integral part of the Financial Statements.

48

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2009, the fund had contributed capital of $2,381,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.95% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

49

Limited-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,374,622	—
Temporary Cash Investments	264,442	—	—
Futures Contracts—Liabilities[1]	(918)	—	—
Total	263,524	11,374,622	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
10-Year United States
Treasury Note/Bond	December 2009	(1,031)	122,286	(1,529)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $114,649,000 to offset future net capital gains of $31,765,000 through October 31, 2011, $1,396,000 through October 31, 2012, $20,383,000 through October 31, 2013, $16,166,000 through October 31, 2014, $12,485,000 through October 31, 2015, $2,743,000 through October 31, 2016, and $29,711,000 through October 31, 2017. Capital loss carryforwards of $815,000 expired on October 31, 2009; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in-capital.

The fund had realized losses totaling $15,583,000 through October 31, 2009, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2009, the cost of investment securities for tax purposes was $11,421,089,000. Net unrealized appreciation of investment securities for tax purposes was $217,975,000, consisting of unrealized gains of $235,749,000 on securities that had risen in value since their purchase and $17,774,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2009, the fund purchased $3,332,021,000 of investment securities and sold $911,635,000 of investment securities, other than temporary cash investments.

50

Limited-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2009		2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,070,032	189,929	1,130,769	104,594
Issued in Lieu of Cash Distributions	59,642	5,474	56,844	5,269
Redeemed	(1,221,635)	(112,133)	(873,717)	(80,948)
Net Increase (Decrease)—Investor Shares	908,039	83,270	313,896	28,915
Admiral Shares
Issued	4,514,292	414,269	2,407,300	222,699
Issued in Lieu of Cash Distributions	160,005	14,682	147,628	13,684
Redeemed	(2,024,837)	(186,046)	(1,673,567)	(155,285)
Net Increase (Decrease)—Admiral Shares	2,649,460	242,905	881,361	81,098

H. In preparing the financial statements as of October 31, 2009, management considered the impact of subsequent events occurring through December 15, 2009, for potential recognition or disclosure in these financial statements.

51

Intermediate-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2009

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	2,506	4,353	45,768
Yield[3]		3.2%	3.7%
Investor Shares	2.9%
Admiral Shares	3.0%
Yield to Maturity	3.2%[4]	3.2%	3.7%
Average Coupon	4.7%	5.0%	5.0%
Average Effective
Maturity	6.1 years	7.0 years	13.6 years
Average Quality	AA-	AA2	AA2
Average Duration	5.5 years	5.4 years	8.3 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	6.3%	—	—

Largest State Concentrations[6]

California	13.1%
New York	10.1
Texas	8.8
Florida	7.0
New Jersey	5.6
Massachusetts	5.1
Illinois	4.0
Georgia	3.8
Pennsylvania	3.7
Ohio	3.1
Top Ten	64.3%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.86	0.96
Beta	0.97	0.88

Distribution by Maturity (% of portfolio)

Under 1 Year	11.9%
1–5 Years	26.7
5–10 Years	50.7
10–20 Years	9.8
20–30 Years	0.8
Greater Than 30 Years	0.1

Distribution by Credit Quality (% of portfolio)

AAA	28.9%
AA	41.5
A	25.3
BBB	3.7
Other	0.6

Investment Focus

1 Barclays Capital 7 Year Municipal Bond Index.

2 Barclays Capital Municipal Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4 Before expenses.

5 The expense ratios shown are from the prospectus dated February 20, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended October 31, 2009, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

6 Percentages of total net assets, excluding any futures contracts.

7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

52

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2009		of a $10,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund
Investor Shares[1]	10.51%	3.71%	4.90%	$16,131
Barclays Capital Municipal Bond Index	13.60	4.15	5.66	17,343
Barclays Capital 7 Year Municipal Bond Index	10.73	4.32	5.48	17,053
Intermediate Municipal Funds Average[2]	10.34	3.04	4.34	15,290

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Intermediate-Term Tax-Exempt Fund Admiral Shares	10.60%	3.79%	4.34%	$144,824
Barclays Capital Municipal Bond Index	13.60	4.15	4.97	152,555
Barclays Capital 7 Year Municipal Bond Index	10.73	4.32	4.97	152,568

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.

3 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: February 12, 2001.

53

Intermediate-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1999–October 31, 2009

			Investor Shares	Barclays[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2000	2.0%	5.3%	7.3%	6.8%
2001	4.3	5.1	9.4	9.9
2002	–0.2	4.6	4.4	6.3
2003	0.5	4.2	4.7	5.8
2004	0.7	4.1	4.8	4.6
2005	–3.0	4.0	1.0	0.6
2006	0.8	4.3	5.1	5.0
2007	–1.4	4.1	2.7	3.6
2008	–4.5	4.0	–0.5	1.9
2009	6.3	4.2	10.5	10.7

Average Annual Total Returns: Periods Ended September 30, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	9/1/1977	13.10%	4.30%	0.65%	4.41%	5.06%
Admiral Shares	2/12/2001	13.19	4.38	0.30[3]	4.35[3]	4.65[3]

1 Barclays Capital 7 Year Municipal Bond Index.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

54

Intermediate-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2009
($000)
Investment Income
Income
Interest[1]	911,476
Total Income	911,476
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,104
Management and Administrative—
Investor Shares	9,968
Management and Administrative—
Admiral Shares	12,730
Marketing and Distribution—
Investor Shares	1,919
Marketing and Distribution—
Admiral Shares	3,927
Custodian Fees	183
Auditing Fees	24
Shareholders’ Reports and Proxies—
Investor Shares	355
Shareholders’ Reports and Proxies—
Admiral Shares	125
Trustees’ Fees and Expenses	33
Total Expenses	31,368
Net Investment Income	880,108
Realized Net Gain (Loss)
Investment Securities Sold	37,938
Futures Contracts	(98,264)
Realized Net Gain (Loss)	(60,326)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	1,358,559
Futures Contracts	(27,165)
Change in Unrealized Appreciation
(Depreciation)	1,331,394
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,151,176

Statement of Changes in Net Assets

	Year Ended October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	880,108	750,513
Realized Net Gain (Loss)	(60,326)	(16,933)
Change in Unrealized Appreciation (Depreciation)	1,331,394	(891,174)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,151,176	(157,594)
Distributions
Net Investment Income
Investor Shares	(255,642)	(217,265)
Admiral Shares	(624,466)	(533,248)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(880,108)	(750,513)
Capital Share Transactions
Investor Shares	1,623,002	936,982
Admiral Shares	4,020,376	2,498,536
Net Increase (Decrease) from Capital Share Transactions	5,643,378	3,435,518
Total Increase (Decrease)	6,914,446	2,527,411
Net Assets
Beginning of Period	18,862,002	16,334,591
End of Period	25,776,448	18,862,002

1 Interest income from an affiliated company of the fund was $643,000.
See accompanying Notes, which are an integral part of the Financial Statements.

55

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.59	$13.18	$13.37	$13.26	$13.67
Investment Operations
Net Investment Income	.514	.535	.548	.556	.548
Net Realized and Unrealized Gain (Loss)
on Investments	.790	(.590)	(.190)	.110	(.410)
Total from Investment Operations	1.304	(.055)	.358	.666	.138
Distributions
Dividends from Net Investment Income	(.514)	(.535)	(.548)	(.556)	(.548)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.514)	(.535)	(.548)	(.556)	(.548)
Net Asset Value, End of Period	$13.38	$12.59	$13.18	$13.37	$13.26

Total Return[1]	10.51%	–0.49%	2.74%	5.14%	1.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,525	$5,524	$4,851	$4,895	$4,745
Ratio of Total Expenses to
Average Net Assets	0.20%	0.15%	0.15%	0.17%	0.16%
Ratio of Net Investment Income to
Average Net Assets	3.91%	4.08%	4.14%	4.19%	4.06%
Portfolio Turnover Rate	19%	23%	12%	8%	12%
1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.59	$13.18	$13.37	$13.26	$13.67
Investment Operations
Net Investment Income	.524	.544	.557	.566	.558
Net Realized and Unrealized Gain (Loss)
on Investments	.790	(.590)	(.190)	.110	(.410)
Total from Investment Operations	1.314	(.046)	.367	.676	.148
Distributions
Dividends from Net Investment Income	(.524)	(.544)	(.557)	(.566)	(.558)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.524)	(.544)	(.557)	(.566)	(.558)
Net Asset Value, End of Period	$13.38	$12.59	$13.18	$13.37	$13.26

Total Return	10.60%	–0.42%	2.81%	5.22%	1.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,251	$13,338	$11,484	$9,445	$7,990
Ratio of Total Expenses to
Average Net Assets	0.12%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.99%	4.15%	4.21%	4.27%	4.13%
Portfolio Turnover Rate	19%	23%	12%	8%	12%

See accompanying Notes, which are an integral part of the Financial Statements.

56

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2009, the fund had contributed capital of $5,438,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 2.17% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

57

Intermediate-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	25,517,063	—
Temporary Cash Investments	228,277	—	—
Futures Contracts—Liabilities[1]	(4,772)	—	—
Total	223,505	25,517,063	—

1	Represents variation margin on the last day of the reporting period.
D.	At October 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
10-Year United States
Treasury Note/Bond	December 2009	(3,048)	361,521	(1,234)
30-Year United States
Treasury Note/Bond	December 2009	(1,401)	168,339	(865)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $155,830,000 to offset future net capital gains of $19,291,000 through October 31, 2011, $22,706,000 through October 31, 2013, $32,718,000 through October 31, 2014, $2,439,000 through October 31, 2015, $10,045,000 through October 31, 2016, and $68,631,000 through October 31, 2017.

The fund had realized losses totaling $31,434,000 through October 31, 2009, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2009, the cost of investment securities for tax purposes was $25,153,448,000. Net unrealized appreciation of investment securities for tax purposes was $591,892,000, consisting of unrealized gains of $745,185,000 on securities that had risen in value since their purchase and $153,293,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2009, the fund purchased $9,026,057,000 of investment securities and sold $3,993,871,000 of investment securities, other than temporary cash investments.

58

Intermediate-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2009		2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,884,647	296,428	2,773,232	211,915
Issued in Lieu of Cash Distributions	200,148	15,237	173,566	13,295
Redeemed	(2,461,793)	(188,100)	(2,009,816)	(154,206)
Net Increase (Decrease)—Investor Shares	1,623,002	123,565	936,982	71,004
Admiral Shares
Issued	7,190,539	548,053	5,295,355	404,264
Issued in Lieu of Cash Distributions	445,763	33,931	380,144	29,119
Redeemed	(3,615,926)	(277,551)	(3,176,963)	(244,589)
Net Increase (Decrease)—Admiral Shares	4,020,376	304,433	2,498,536	188,794

H. In preparing the financial statements as of October 31, 2009, management considered the impact of subsequent events occurring through December 15, 2009, for potential recognition or disclosure in these financial statements.

59

Long-Term Tax-Exempt Fund

Fund Profile

As of October 31, 2009

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	802	8,245	45,768
Yield[3]		3.8%	3.7%
Investor Shares	3.7%
Admiral Shares	3.8%
Yield to Maturity	4.0%[4]	3.8%	3.7%
Average Coupon	4.5%	5.0%	5.0%
Average Effective
Maturity	9.2 years	10.0 years	13.6 years
Average Quality	AA-	AA2	AA2
Average Duration	6.9 years	7.3 years	8.3 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	4.5%	—	—

Largest State Concentrations[6]

California	18.7%
Texas	9.0
Florida	7.5
New York	7.0
New Jersey	5.7
Illinois	5.5
Massachusetts	4.6
Georgia	3.5
Pennsylvania	3.4
Michigan	2.6
Top Ten	67.5%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.88	0.99
Beta	1.06	1.12

Distribution by Maturity (% of portfolio)

Under 1 Year	13.1%
1–5 Years	21.4
5–10 Years	38.3
10–20 Years	13.1
20–30 Years	11.4
Over 30 Years	2.7

Distribution by Credit Quality (% of portfolio)

AAA	27.5%
AA	32.6
A	31.0
BBB	7.4
Other	1.5

Investment Focus

1 Barclays Capital 10 Year Municipal Bond Index.

2 Barclays Capital Municipal Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4 Before expenses.

5 The expense ratios shown are from the prospectus dated February 20, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended October 31, 2009, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

6 Percentages of total net assets, excluding any futures contracts.

7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

60

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2009		of a $10,000
	One Year	Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund Investor Shares[1]	13.32%	3.59%	5.53%	$17,125
Barclays Capital Municipal Bond Index	13.60	4.15	5.66	17,343
Barclays Capital 10 Year Municipal Bond Index	12.42	4.34	5.74	17,471
General Municipal Funds Average[2]	13.71	2.72	4.43	15,429

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Long-Term Tax-Exempt Fund Admiral Shares	13.41%	3.66%	4.65%	$148,655
Barclays Capital Municipal Bond Index	13.60	4.15	4.97	152,594
Barclays Capital 10 Year Municipal Bond Index	12.42	4.34	5.08	154,071

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.

3 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: February 12, 2001.

61

Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1999–October 31, 2009

			Investor Shares	Barclays[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2000	3.8%	5.8%	9.6%	8.2%
2001	6.1	5.4	11.5	10.2
2002	0.1	4.9	5.0	6.2
2003	0.7	4.7	5.4	4.9
2004	1.4	4.7	6.1	6.3
2005	–2.8	4.5	1.7	1.2
2006	1.4	4.7	6.1	6.0
2007	–2.2	4.6	2.4	3.2
2008	–9.0	4.3	–4.7	–0.6
2009	8.2	5.1	13.3	12.4

Average Annual Total Returns: Periods Ended September 30, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	9/1/1977	14.40%	4.30%	0.77%	4.89%	5.66%
Admiral Shares	2/12/2001	14.49	4.37	0.20[3]	4.82[3]	5.02[3]

1 Barclays Capital 10 Year Municipal Bond Index.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

62

Long-Term Tax-Exempt Fund
Financial Statements
The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term
Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2009
($000)
Investment Income
Income
Interest[1]	302,559
Total Income	302,559
Expenses
The Vanguard Group—Note B
Investment Advisory Services	645
Management and Administrative—
Investor Shares	2,284
Management and Administrative—
Admiral Shares	3,832
Marketing and Distribution—
Investor Shares	456
Marketing and Distribution—
Admiral Shares	1,221
Custodian Fees	54
Auditing Fees	30
Shareholders’ Reports and Proxies—
Investor Shares	137
Shareholders’ Reports and Proxies—
Admiral Shares	46
Trustees’ Fees and Expenses	10
Total Expenses	8,715
Net Investment Income	293,844
Realized Net Gain (Loss)
Investment Securities Sold	(13,267)
Futures Contracts	(18,592)
Realized Net Gain (Loss)	(31,859)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	696,830
Futures Contracts	(3,698)
Change in Unrealized Appreciation
(Depreciation)	693,132
Net Increase (Decrease) in Net Assets
Resulting from Operations	955,117

Statement of Changes in Net Assets

	Year Ended October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	293,844	133,323
Realized Net Gain (Loss)	(31,859)	(15,282)
Change in Unrealized Appreciation (Depreciation)	693,132	(260,724)
Net Increase (Decrease) in Net Assets Resulting from Operations	955,117	(142,683)
Distributions
Net Investment Income
Investor Shares	(70,768)	(31,621)
Admiral Shares	(223,076)	(101,702)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(293,844)	(133,323)
Capital Share Transactions
Investor Shares	916,121	99,194
Admiral Shares	2,871,176	428,510
Net Increase (Decrease) from Capital Share Transactions	3,787,297	527,704
Total Increase (Decrease)	4,448,570	251,698
Net Assets
Beginning of Period	2,866,631	2,614,933
End of Period	7,315,201	2,866,631

1 Interest income from an affiliated company of the fund was $551,000.
See accompanying Notes, which are an integral part of the Financial Statements.

63

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.09	$11.09	$11.34	$11.23	$11.55
Investment Operations
Net Investment Income	.487	.497	.512	.516	.513
Net Realized and Unrealized Gain (Loss)
on Investments	.830	(1.000)	(.250)	.153	(.320)
Total from Investment Operations	1.317	(.503)	.262	.669	.193
Distributions
Dividends from Net Investment Income	(.487)	(.497)	(.512)	(.516)	(.513)
Distributions from Realized Capital Gains	—	—	—	(.043)	—
Total Distributions	(.487)	(.497)	(.512)	(.559)	(.513)
Net Asset Value, End of Period	$10.92	$10.09	$11.09	$11.34	$11.23

Total Return[1]	13.32%	–4.74%	2.37%	6.14%	1.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,768	$686	$653	$641	$640
Ratio of Total Expenses to
Average Net Assets	0.20%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.59%	4.56%	4.57%	4.61%	4.49%
Portfolio Turnover Rate	15%	26%	13%	8%	17%
1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.09	$11.09	$11.34	$11.23	$11.55
Investment Operations
Net Investment Income	.495	.504	.520	.524	.521
Net Realized and Unrealized Gain (Loss)
on Investments	.830	(1.000)	(.250)	.153	(.320)
Total from Investment Operations	1.325	(.496)	.270	.677	.201
Distributions
Dividends from Net Investment Income	(.495)	(.504)	(.520)	(.524)	(.521)
Distributions from Realized Capital Gains	—	—	—	(.043)	—
Total Distributions	(.495)	(.504)	(.520)	(.567)	(.521)
Net Asset Value, End of Period	$10.92	$10.09	$11.09	$11.34	$11.23

Total Return	13.41%	–4.68%	2.44%	6.22%	1.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,547	$2,180	$1,962	$1,686	$1,390
Ratio of Total Expenses to
Average Net Assets	0.12%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.67%	4.63%	4.64%	4.68%	4.55%
Portfolio Turnover Rate	15%	26%	13%	8%	17%

See accompanying Notes, which are an integral part of the Financial Statements.

64

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2009, the fund had contributed capital of $1,581,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.63% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

65

Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,137,385	—
Temporary Cash Investments	117,735	—	—
Futures Contracts—Liabilities[1]	(1,396)	—	—
Total	116,339	7,137,385	—

1	Represents variation margin on the last day of the reporting period.
D.	At October 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
10-Year United States
Treasury Note/Bond	December 2009	(885)	104,969	(358)
30-Year United States
Treasury Note/Bond	December 2009	(414)	49,745	(258)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund acquired capital loss carryforwards of $28,478,000 in connection with the acquisition of Vanguard Insured Long-Term Tax-Exempt Fund in December 2008 (see Note H). Including these acquired capital loss carryforwards, for tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $58,855,000 to offset future net capital gains of $14,857,000 through October 31, 2015, $31,121,000 through October 31, 2016, and $12,877,000 through October 31, 2017.

The fund had realized losses totaling $31,754,000 through October 31, 2009, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2009, the cost of investment securities for tax purposes was $7,090,354,000. Net unrealized appreciation of investment securities for tax purposes was $164,766,000, consisting of unrealized gains of $284,968,000 on securities that had risen in value since their purchase and $120,202,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2009, the fund purchased $1,575,349,000 of investment securities and sold $905,140,000 of investment securities, other than temporary cash investments.

66

Long-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2009		2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	684,758	64,893	353,279	32,767
Issued in Connection with Acqusition of Insured
Long-Term Tax-Exempt Fund	773,080	80,271	—	—
Issued in Lieu of Cash Distributions	54,052	5,098	24,832	2,302
Redeemed	(595,769)	(56,379)	(278,917)	(25,983)
Net Increase (Decrease)—Investor Shares	916,121	93,883	99,194	9,086
Admiral Shares
Issued	1,585,607	151,096	1,000,903	92,801
Issued in Connection with Acqusition of Insured
Long-Term Tax-Exempt Fund	2,162,874	224,577	—	—
Issued in Lieu of Cash Distributions	146,808	13,844	68,527	6,349
Redeemed	(1,024,113)	(97,592)	(640,920)	(59,940)
Net Increase (Decrease)—Admiral Shares	2,871,176	291,925	428,510	39,210

H. On December 12, 2008, the fund acquired all the net assets of Vanguard Insured Long-Term Tax-Exempt Fund pursuant to a plan of reorganization approved by the funds’ board of trustees. The acquisition was accomplished by a tax-free exchange of 304,848,000 shares of the fund for 274,107,000 shares of the Insured Long-Term Tax-Exempt Fund outstanding as of the close of business on December 12, 2008. Each class of shares of the Insured Long-Term Tax-Exempt Fund was exchanged for the like class of shares of the fund. The Insured Long-Term Tax-Exempt Fund’s net assets as of the close of business on December 12, 2008, of $2,935,954,000, including $323,828,000 of unrealized depreciation, were combined with the fund’s net assets. The net assets of the fund immediately before the acquisition were $2,825,457,000. The net assets of the fund immediately following the acquisition were $5,761,411,000.

I. In preparing the financial statements as of October 31, 2009, management considered the impact of subsequent events occurring through December 15, 2009, for potential recognition or disclosure in these financial statements.

67

High-Yield Tax-Exempt Fund

Fund Profile

As of October 31, 2009

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	692	8,245	45,768
Yield[3]		3.8%	3.7%
Investor Shares	4.1%
Admiral Shares	4.2%
Yield to Maturity	4.5%[4]	3.8%	3.7%
Average Coupon	4.5%	5.0%	5.0%
Average Effective
Maturity	11.0 years	10.0 years	13.6 years
Average Quality	A	AA2	AA2
Average Duration	7.1 years	7.3 years	8.3 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves 5.8%		—	—

Largest State Concentrations[6]

California	15.3%
New York	8.7
Texas	7.0
Florida	5.9
New Jersey	4.8
Puerto Rico	4.5
Colorado	3.9
Illinois	3.8
Pennsylvania	3.6
South Carolina	2.7
Top Ten	60.2%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.70	0.85
Beta	1.07	1.18

Distribution by Maturity (% of portfolio)

Under 1 Year	10.9%
1–5 Years	19.9
5–10 Years	35.3
10–20 Years	13.9
20–30 Years	16.4
Over 30 Years	3.6

Distribution by Credit Quality (% of portfolio)

AAA	15.4%
AA	26.5
A	34.4
BBB	16.4
Other	7.3

Investment Focus

1 Barclays Capital 10 Year Municipal Bond Index.

2 Barclays Capital Municipal Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4 Before expenses.

5 The expense ratios shown are from the prospectus dated February 20, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended October 31, 2009, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

6 Percentages of total net assets, excluding any futures contracts.

7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

68

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2009		of a $10,000
	One Year	Five Years	Ten Years	Investment
High-Yield Tax-Exempt Fund Investor Shares[1]	16.09%	3.63%	5.22%	$16,631
Barclays Capital Municipal Bond Index	13.60	4.15	5.66	17,343
Barclays Capital 10 Year Municipal Bond Index	12.42	4.34	5.74	17,471
High Yield Municipal Funds Average[2]	16.31	1.49	3.21	13,709

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
High-Yield Tax-Exempt Fund Admiral Shares	16.18%	3.71%	4.34%	$140,275
Barclays Capital Municipal Bond Index	13.60	4.15	4.68	143,945
Barclays Capital 10 Year Municipal Bond Index	12.42	4.34	4.90	146,394

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.

3 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: November 12, 2001.

69

High-Yield Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 1999–October 31, 2009

			Investor Shares	Barclays[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2000	1.8%	6.0%	7.8%	8.2%
2001	4.0	5.8	9.8	10.2
2002	–1.7	5.4	3.7	6.2
2003	1.4	5.1	6.5	4.9
2004	1.6	4.9	6.5	6.3
2005	–1.4	4.6	3.2	1.2
2006	1.9	4.7	6.6	6.0
2007	–2.7	4.6	1.9	3.2
2008	–12.5	4.3	–8.2	–0.6
2009	10.4	5.7	16.1	12.4

Average Annual Total Returns: Periods Ended September 30, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	12/27/1978	14.17%	4.31%	0.22%	5.11%	5.33%
Admiral Shares	11/12/2001	14.26	4.38	–0.27[3]	4.98[3]	4.71[3]

1 Barclays Capital 10 Year Municipal Bond Index.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

70

High-Yield Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2009
($000)
Investment Income
Income
Interest[1]	299,062
Total Income	299,062
Expenses
The Vanguard Group—Note B
Investment Advisory Services	559
Management and Administrative—
Investor Shares	2,541
Management and Administrative—
Admiral Shares	3,239
Marketing and Distribution—
Investor Shares	520
Marketing and Distribution—
Admiral Shares	1,019
Custodian Fees	52
Auditing Fees	24
Shareholders’ Reports and Proxies—
Investor Shares	154
Shareholders’ Reports and Proxies—
Admiral Shares	42
Trustees’ Fees and Expenses	9
Total Expenses	8,159
Net Investment Income	290,903
Realized Net Gain (Loss)
Investment Securities Sold	(61,617)
Futures Contracts	(27,494)
Realized Net Gain (Loss)	(89,111)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	677,000
Futures Contracts	(8,849)
Change in Unrealized Appreciation
(Depreciation)	668,151
Net Increase (Decrease) in Net Assets
Resulting from Operations	869,943

Statement of Changes in Net Assets

	Year Ended October 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	290,903	296,976
Realized Net Gain (Loss)	(89,111)	(14,220)
Change in Unrealized Appreciation (Depreciation)	668,151	(792,590)
Net Increase (Decrease) in Net Assets Resulting from Operations	869,943	(509,834)
Distributions
Net Investment Income
Investor Shares	(86,169)	(91,582)
Admiral Shares	(204,734)	(205,394)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(290,903)	(296,976)
Capital Share Transactions
Investor Shares	59,882	(57,874)
Admiral Shares	270,703	72,312
Net Increase (Decrease) from Capital Share Transactions	330,585	14,438
Total Increase (Decrease)	909,625	(792,372)
Net Assets
Beginning of Period	5,429,229	6,221,601
End of Period	6,338,854	5,429,229

1 Interest income from an affiliated company of the fund was $379,000.
See accompanying Notes, which are an integral part of the Financial Statements.

71

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.29	$10.62	$10.91	$10.71	$10.86
Investment Operations
Net Investment Income	.483	.494	.497	.491	.492
Net Realized and Unrealized Gain (Loss)
on Investments	.970	(1.330)	(.290)	.200	(.150)
Total from Investment Operations	1.453	(.836)	.207	.691	.342
Distributions
Dividends from Net Investment Income	(.483)	(.494)	(.497)	(.491)	(.492)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.483)	(.494)	(.497)	(.491)	(.492)
Net Asset Value, End of Period	$10.26	$9.29	$10.62	$10.91	$10.71

Total Return[1]	16.09%	–8.20%	1.94%	6.61%	3.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,892	$1,660	$1,965	$1,830	$1,753
Ratio of Total Expenses to
Average Net Assets	0.20%	0.15%	0.15%	0.17%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.99%	4.78%	4.61%	4.56%	4.55%
Portfolio Turnover Rate	23%	24%	22%	15%	15%
1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.29	$10.62	$10.91	$10.71	$10.86
Investment Operations
Net Investment Income	.491	.501	.505	.499	.500
Net Realized and Unrealized Gain (Loss)
on Investments	.970	(1.330)	(.290)	.200	(.150)
Total from Investment Operations	1.461	(.829)	.215	.699	.350
Distributions
Dividends from Net Investment Income	(.491)	(.501)	(.505)	(.499)	(.500)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.491)	(.501)	(.505)	(.499)	(.500)
Net Asset Value, End of Period	$10.26	$9.29	$10.62	$10.91	$10.71

Total Return	16.18%	–8.14%	2.01%	6.69%	3.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,447	$3,769	$4,256	$3,737	$3,121
Ratio of Total Expenses to
Average Net Assets	0.12%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	5.07%	4.85%	4.68%	4.64%	4.60%
Portfolio Turnover Rate	23%	24%	22%	15%	15%

See accompanying Notes, which are an integral part of the Financial Statements.

72

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2009, the fund had contributed capital of $1,392,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.56% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

73

High-Yield Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	6,198,964	—
Temporary Cash Investments	72,392	—	—
Futures Contracts—Liabilities[1]	(1,228)	—	—
Total	71,164	6,198,964	—

1	Represents variation margin on the last day of the reporting period.
D.	At October 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
10-Year United States
Treasury Note/Bond	December 2009	(780)	92,515	(314)
30-Year United States
Treasury Note/Bond	December 2009	(363)	43,617	(227)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $188,278,000 to offset future net capital gains of $49,222,000 through October 31, 2011, $21,859,000 through October 31, 2015, $20,927,000 through October 31, 2016, and $96,270,000 through October 31, 2017.

The fund had realized losses totaling $10,004,000 through October 31, 2009, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2009, the cost of investment securities for tax purposes was $6,295,300,000. Net unrealized depreciation of investment securities for tax purposes was $23,944,000, consisting of unrealized gains of $199,487,000 on securities that had risen in value since their purchase and $223,431,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2009, the fund purchased $1,393,047,000 of investment securities and sold $1,223,536,000 of investment securities, other than temporary cash investments.

74

High-Yield Tax-Exempt Fund

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2009		2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	656,213	67,699	699,291	67,827
Issued in Lieu of Cash Distributions	67,289	6,959	72,811	7,126
Redeemed	(663,620)	(68,908)	(829,976)	(81,328)
Net Increase (Decrease)—Investor Shares	59,882	5,750	(57,874)	(6,375)
Admiral Shares
Issued	1,260,296	130,375	1,341,454	129,822
Issued in Lieu of Cash Distributions	137,642	14,218	138,940	13,604
Redeemed	(1,127,235)	(116,864)	(1,408,082)	(138,398)
Net Increase (Decrease)—Admiral Shares	270,703	27,729	72,312	5,028

H. In preparing the financial statements as of October 31, 2009, management considered the impact of subsequent events occurring through December 15, 2009, for potential recognition or disclosure in these financial statements.

75

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Municipal Bond Funds and the Shareholders of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund:

In our opinion, the statement of net assets appearing herein and the accompanying statements of net assets appearing in the insert to this annual report and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund, and Vanguard High-Yield Tax-Exempt Fund (separate portfolios of Vanguard Municipal Bond Funds, hereafter referred to as the “Funds”) at October 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, and by agreement to the underlying ownership records of Vanguard Municipal Cash Management Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 15, 2009

Special 2009 tax information (unaudited) for Vanguard Municipal Bond Funds

This information for the fiscal year ended October 31, 2009, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

76

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

77

Six Months Ended October 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	4/30/2009	10/31/2009	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,001.54	$0.86
Short-Term
Investor Shares	1,000.00	1,011.31	1.01
Admiral Shares	1,000.00	1,011.71	0.61
Limited-Term
Investor Shares	1,000.00	1,059.22	1.04
Admiral Shares	1,000.00	1,060.07	0.62
Intermediate-Term
Investor Shares	1,000.00	1,037.17	1.03
Admiral Shares	1,000.00	1,037.59	0.62
Long-Term
Investor Shares	1,000.00	1,133.21	1.08
Admiral Shares	1,000.00	1,134.11	0.65
High-Yield
Investor Shares	1,000.00	1,160.90	1.09
Admiral Shares	1,000.00	1,161.82	0.65
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.35	$0.87
Short-Term
Investor Shares	1,000.00	1,024.20	1.02
Admiral Shares	1,000.00	1,024.60	0.61
Limited-Term
Investor Shares	1,000.00	1,024.20	1.02
Admiral Shares	1,000.00	1,024.60	0.61
Intermediate-Term
Investor Shares	1,000.00	1,024.20	1.02
Admiral Shares	1,000.00	1,024.60	0.61
Long-Term
Investor Shares	1,000.00	1,024.20	1.02
Admiral Shares	1,000.00	1,024.60	0.61
High-Yield
Investor Shares	1,000.00	1,024.20	1.02
Admiral Shares	1,000.00	1,024.60	0.61

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.17%; for the Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

78

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

79

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

Interested Trustees

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer (1996–2008) and President (1989–2008) of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Chairman of the Financial Accounting Foundation; Governor of the Financial Industry Regulatory Authority (FINRA); Director of United Way of Southeastern Pennsylvania.

F. William McNabb III1

Born 1957. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: Director of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 156 Vanguard funds.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with secondary appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer since 2006 (retired 2008) and Member of the Executive Committee (retired 2008) of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer of Johnson & Johnson (1997–2005); Director of the University Medical Center at Princeton and Women’s Research and Education Institute; Member of the Advisory Board of the Maxwell School of Citizenship and Public Affairs at Syracuse University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years: President and Chief Operating Officer since 2005 (retired 2009) and Vice Chairman of the Board (2008–2009) of Cummins Inc. (industrial machinery); Director of SKF AB (industrial machinery), Hillenbrand, Inc. (specialized consumer services), Sauer-Danfoss Inc. (machinery), the Lumina Foundation for Education, and the Columbus Community Education Coalition; Chairman of the Advisory Council for the College of Arts and Letters at the University of Notre Dame.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School; Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, and Chief Executive Officer of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/ aircraft systems and services); Deputy Chairman of the Federal Reserve Bank of Cleveland; Trustee of University Hospitals of Cleveland, The Cleveland Museum of Art, and Case Western Reserve University.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the

Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: President since 2007 and Chief Operating Officer since 2005 of Corning Incorporated (communications equipment); President of Corning Technologies (2001–2005); Director of Corning Incorporated and Dow Corning; Trustee of the Corning Incorporated Foundation and the Corning Museum of Glass; Overseer of the Amos Tuck School of Business Administration at Dartmouth College.
Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P. O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036	guidelines by visiting our website, www.vanguard.com, and
searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739.
TextTelephone for People
With Hearing Impairment > 800-749-7273	The guidelines are also available from the SEC’s website,
www.sec.gov. In addition, you may obtain a free report on
how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either
This material may be used in conjunction with	www.vanguard.com or www.sec.gov.
the offering of shares of any Vanguard fund only
if preceded or accompanied by the fund’s current
prospectus.	You can review and copy information about your fund at the
SEC’s Public Reference Room in Washington, D.C. To find
out more about this public service, call the SEC at 202-551-
CFA® is a trademark owned by CFA Institute.	8090. Information about your fund is also available on the
SEC’s website, and you can receive copies of this
information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via
regular mail addressed to the Public Reference
Section, Securities and Exchange Commission, Washington,
DC 20549-1520.

© 2009 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

Q950 122009

Vanguard® Municipal Bond Funds

Statement of Net Assets

As of October 31, 2009

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations,

Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents

Short-Term Tax-Exempt Fund	1
Limited-Term Tax-Exempt Fund	19
Intermediate-Term Tax-Exempt Fund	38
Long-Term Tax-Exempt Fund	76
High-Yield Tax-Exempt Fund	90
Key to Abbreviations	Back cover

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.3%)
Alabama (1.3%)
Alabama Public School & College Auth.	5.000%	12/1/11	7,500	8,057
Alabama Public School & College Auth.	5.000%	5/1/12	3,500	3,783
Alabama Public School & College Auth.	5.000%	5/1/12	4,000	4,323
Alabama Public School & College Auth.	5.000%	12/1/12	21,510	23,554
Alabama Public School & College Auth.	5.000%	5/1/13	11,760	12,892
Alabama Public School & College Auth.	5.000%	5/1/13	7,500	8,222
Alabama Public School & College Auth.	5.000%	5/1/14	8,000	8,819
1 Alabama Public School & College Auth. TOB VRDO	0.360%	11/6/09 (4)	12,205	12,205
1 Alabama Public School & College Auth. TOB VRDO	1.110%	11/6/09	29,295	29,295
Chatom AL Ind. Dev. Board Gulf Opportunity Zone (Powersouth Energy Coop Project) PUT	2.850%	11/16/09	13,500	13,523
Huntsville AL Capital Improvement GO	5.000%	9/1/10	1,030	1,069
Huntsville AL Capital Improvement GO	5.000%	9/1/11	1,265	1,361
Huntsville AL Health Care Auth. Rev.	5.750%	6/1/11 (Prere.)	5,000	5,442
				132,545
Alaska (0.1%)
Anchorage AK GO	5.125%	12/1/09 (14)	2,000	2,008
Anchorage AK GO	5.500%	7/1/12 (14)(Prere.)	5,680	6,348
North Slope Borough AK GO	5.000%	6/30/12	1,750	1,902
North Slope Borough AK GO	5.000%	6/30/13	1,500	1,653
				11,911
Arizona (1.9%)
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/10	2,000	2,014
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11	2,000	2,090
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12	3,000	3,174
1 Arizona Health Fac. Auth. Rev. (Banner Health) TOB VRDO	0.510%	11/6/09	8,840	8,840
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.250%	11/6/09 LOC	12,000	12,000
Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	0.190%	11/6/09 LOC	9,600	9,600
Arizona Health Fac. Auth. Rev. (Catholic West) VRDO	0.220%	11/6/09 LOC	3,200	3,200
Arizona School Fac. Board Rev. COP	5.000%	9/1/10	10,000	10,323
Arizona School Fac. Board Rev. COP	5.000%	9/1/11	23,870	25,380
Arizona School Fac. Board Rev. COP	5.000%	9/1/14 (14)	5,975	6,580
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/11	2,680	2,866
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/12	5,000	5,496
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/13	5,000	5,588
Arizona Transp. Board Highway Rev.	6.000%	7/1/10	25,000	25,916
Arizona Water Infrastructure Finance Auth. Rev.	4.000%	10/1/10	2,125	2,195
Arizona Water Infrastructure Finance Auth. Rev.	4.000%	10/1/11	2,115	2,245
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/13	1,105	1,251
Maricopa County AZ Regional Public Transp. Auth. Excise Tax Rev.	4.000%	7/1/12	4,985	5,334
1 Mesa AZ Util. System Rev. TOB VRDO	0.510%	11/6/09 (4)	7,500	7,500
1 Mesa AZ Util. System Rev. TOB VRDO	0.510%	11/6/09 (4)	8,250	8,250
1 Phoenix AZ Civic Improvement Corp. Airport Rev. TOB VRDO	0.200%	11/6/09	8,195	8,195

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pima County AZ COP	5.000%	6/1/10 (ETM)	7,300	7,477
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.500%	1/1/10 (14)	15,000	15,128
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	12/1/10 (14)	6,050	6,310
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/11	12,500	13,119
				200,071
Arkansas (0.0%)
Fort Smith AR Sales & Use Tax Rev.	5.000%	9/1/10 (14)	3,000	3,101

California (7.3%)
ABAG Finance Auth. for Non-Profit Corp. California (Acacia Creek at Union City Project) VRDO	0.220%	11/2/09	4,200	4,200
California Educ. Fac. Auth. Rev. (Loyola-Marymount Univ.) VRDO	0.300%	11/6/09 LOC	9,215	9,215
California Educ. Fac. Auth. Rev. (St. Mary’s College of California) VRDO	0.180%	11/6/09 LOC	19,440	19,440
California GO	3.000%	5/25/10	25,000	25,268
California GO	3.000%	6/23/10	3,640	3,681
California GO	5.250%	9/1/10 (Prere.)	20,590	21,391
California GO	5.000%	3/1/13	2,500	2,711
California GO	5.000%	4/1/13	2,205	2,393
California GO	5.000%	6/1/13	2,025	2,202
California GO	5.000%	10/1/16	12,070	12,839
California GO CP	0.400%	11/4/09 LOC	4,634	4,634
California GO CP	0.400%	11/5/09 LOC	1,987	1,987
California GO CP	0.420%	11/5/09 LOC	954	954
California GO CP	0.450%	11/10/09 LOC	5,300	5,300
California GO VRDO	0.160%	11/6/09 LOC	52,540	52,540
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/11	1,500	1,541
2 California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/2/12	15,000	15,804
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/2/12	12,000	12,630
2 California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/1/14	10,000	10,694
California Health Fac. Finance Auth. Rev. (St. Joseph Health System) PUT	5.000%	10/16/14	15,000	15,971
California Health Fac. Finance Auth. Rev. (Stanford Hospital) PUT	3.450%	6/15/11	5,000	5,142
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/10	3,000	3,068
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/11	5,000	5,198
1 California Health Fac. Finance Auth. Rev. (Sutter Health) TOB VRDO	0.200%	11/6/09 (13)	19,300	19,300
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/14	2,500	2,681
California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator)	5.000%	2/1/11	16,400	17,034
California Infrastructure & Econ. Dev. Bank Rev. (Orange County Performing) VRDO	0.240%	11/6/09 LOC	17,420	17,420
California Infrastructure & Econ. Dev. Bank Rev. PUT	2.500%	4/1/13	20,000	20,196
California PCR Financing Auth. COP	5.000%	2/1/13	1,160	1,188
California Pollution Control Finance Auth. Environmental Improvement Rev.
(BP West Coast Products) PUT	2.600%	9/2/14	5,000	4,996
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13	20,000	22,181
California State Econ. Recovery Bonds	5.250%	7/1/13 (14)	2,000	2,194
California State Econ. Recovery Bonds	5.250%	7/1/13	2,500	2,742
California State Econ. Recovery Bonds	5.250%	7/1/14 (14)	10,700	11,751
California State Econ. Recovery Bonds PUT	5.000%	3/1/10	16,000	16,247
California State Econ. Recovery Bonds PUT	5.000%	7/1/10	16,000	16,483
California State Econ. Recovery Bonds PUT	5.000%	7/1/11	8,000	8,566
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/14	10,000	10,826
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/10	5,000	5,070
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.500%	5/2/11	17,000	17,620
Central Valley CA Financing Auth. Cogeneration Project Rev. (Carson Ice)	3.000%	7/1/11	500	510
Central Valley CA Financing Auth. Cogeneration Project Rev. (Carson Ice)	4.000%	7/1/12	650	682
1 East Bay CA Muni. Util. Dist. Waste Water System Rev. TOB VRDO	0.200%	11/6/09 (4)	10,475	10,475
1 East Side CA Union High School Dist. TOB VRDO	3.200%	11/6/09	24,075	24,075
Foothill/Eastern Corridor Agency California Toll Road Rev.	7.150%	1/1/10 (Prere.)	5,000	5,157
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	21,550	24,267
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	11,350	12,781
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	5,000	5,652
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	20,820	23,154
Golden State Tobacco Securitization Corp. California	6.625%	6/1/13 (Prere.)	3,000	3,495
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	19,490	22,788
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/11 (14)	13,255	14,009
Los Angeles CA USD GO	5.000%	7/1/11	13,325	14,193
Los Angeles CA USD TRAN	2.000%	8/12/10	51,000	51,589
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/11	5,000	5,341
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/12	5,500	6,040
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/14	6,000	6,747
Metro. Water Dist. of Southern California Rev. VRDO	0.180%	11/6/09	6,290	6,290
Newport Beach CA Rev. (Hoag Memorial Hosp.) PUT	4.000%	2/8/11	8,000	8,245
Orange County CA Airport Rev.	3.000%	7/1/13	1,670	1,698
1 Riverside CA Electric Rev. TBO VRDO	0.230%	11/2/09 (4)	5,000	5,000

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Riverside County CA Transp. Commission Sales Tax Rev. VRDO	0.230%	11/6/09	23,500	23,500
Sacramento CA Cogeneration Auth. Rev.	4.000%	7/1/11	700	726
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/12	500	537
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/14	600	653
San Bernardino County CA Trans. Auth. Sales Tax Rev.	5.000%	5/1/12	15,000	16,142
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/14	6,000	6,579
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/11 (2)	7,455	8,155
San Joaquin County CA Transp. Auth. Rev. Notes	5.000%	4/1/11	10,000	10,460
Tuolumne CA Wind Project Auth. Rev.	4.000%	1/1/13	2,375	2,504
				756,742
Colorado (1.6%)
Colorado Dept. of Transp. Rev. RAN	5.250%	6/15/11	10,000	10,719
Colorado Dept. of Transp. Rev. RAN	5.250%	6/15/12 (14)	21,350	23,582
2 Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.000%	7/1/13	4,000	4,303
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) PUT	3.950%	11/10/10	15,000	15,317
2 Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) PUT	5.000%	11/12/13	12,000	12,828
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) PUT	5.250%	11/12/13	8,000	8,711
1 Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	0.230%	11/2/09	8,200	8,200
1 Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	0.310%	11/6/09 (4)	10,000	10,000
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	0.200%	11/6/09	23,000	23,000
Denver CO City & County Airport Rev.	6.000%	11/15/13 (14)	5,000	5,659
Denver CO City & County COP VRDO	0.180%	11/2/09	3,970	3,970
Denver CO City & County GO (Better Denver Theatre & Zoo)	3.000%	8/1/10	12,000	12,235
Denver CO City & County GO (Better Denver Theatre & Zoo)	4.000%	8/1/11	1,000	1,056
E-470 Public Highway Auth. Colorado Rev. PUT	5.000%	9/1/11 (1)	15,000	15,676
1 Jefferson County CO School Dist. GO TOB VRDO	0.310%	11/6/09 (4)	13,660	13,660
Platte River Power Auth. Colorado Power Rev.	5.000%	6/1/10	2,500	2,568
				171,484
Connecticut (0.4%)
Connecticut GO	5.000%	11/1/10	3,000	3,137
1 Connecticut GO TOB VRDO	0.200%	11/2/09	16,100	16,100
Connecticut Revolving Fund	5.000%	2/1/11	4,130	4,356
Connecticut Revolving Fund	5.000%	2/1/12	4,000	4,359
1 Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	0.200%	11/2/09	12,880	12,880
				40,832
Delaware (0.5%)
Delaware GO	5.000%	5/1/10	5,000	5,118
Delaware GO	5.000%	10/1/12	9,445	10,510
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/10 (14)	17,310	17,849
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/11	1,500	1,606
New Castle County DE GO	4.000%	7/15/11	3,025	3,196
Univ. of Delaware Rev. PUT	2.000%	6/1/11	15,000	15,115
				53,394
District of Columbia (0.9%)
District of Columbia GO	5.000%	1/1/10 (14)	4,000	4,026
District of Columbia GO	5.500%	6/1/10 (4)	10,000	10,297
1 District of Columbia GO TOB VRDO	0.510%	11/6/09 (4)	20,450	20,450
1 District of Columbia Income Tax Rev. TOB VRDO	0.200%	11/6/09	4,995	4,995
District of Columbia Rev. (Georgetown Day School) VRDO	0.550%	11/6/09 LOC	14,700	14,700
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/13	5,000	5,392
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/14	2,000	2,163
District of Columbia Rev. (Howard Univ.) VRDO	0.250%	11/6/09 LOC	11,080	11,080
District of Columbia Rev. VRDO	0.240%	11/6/09 LOC	14,525	14,525
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/11	2,000	2,126
				89,754
Florida (7.8%)
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/10 (14)	28,405	28,625
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/11	25,000	25,748
Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14	20,000	21,150
Clay County FL Sales Surtax Rev.	5.000%	10/1/11 (12)	3,500	3,673
Collier County FL Water & Sewer Dist. Rev.	5.000%	7/1/10 (4)	2,920	3,007
1 Duval County FL School Board COP TOB VRDO	0.510%	11/6/09 (4)	11,420	11,420
Florida Board of Educ. Capital Outlay	5.750%	6/1/10	18,000	18,560
Florida Board of Educ. Public Educ.	5.000%	6/1/10	16,120	16,556
Florida Board of Educ. Public Educ.	5.250%	6/1/10	4,925	5,065
Florida Board of Educ. Public Educ. Capital Outlay	3.000%	6/1/11	8,925	9,234
Florida Board of Educ. Public Educ. Capital Outlay	4.000%	6/1/11	3,525	3,703
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/11	3,830	4,082
Florida Board of Educ. Public Educ. Capital Outlay	4.000%	6/1/12	1,945	2,080
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/12	16,195	17,722

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/12	4,020	4,399
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13	8,820	9,811
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13	9,580	10,656
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14	9,235	10,363
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14	5,065	5,684
1 Florida Board of Educ. Public Educ. TOB VRDO	0.210%	11/6/09	5,445	5,445
Florida Board of Educ. Rev. (Lottery Rev.)	5.750%	7/1/10 (14)	3,620	3,737
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/11	6,980	7,398
1 Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	0.210%	11/6/09 (13)	2,925	2,925
Florida Dept. of Environmental Protection & Preservation Rev.	5.250%	7/1/10 (4)	4,340	4,465
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/11	5,280	5,587
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/12	5,545	6,003
2 Florida Dept. of Management Services COP	5.000%	8/1/11	1,350	1,432
2 Florida Dept. of Management Services COP	5.000%	8/1/12	8,850	9,591
2 Florida Dept. of Management Services COP	5.000%	8/1/13	6,595	7,229
Florida Higher Educ. Fac. Finance Auth. Rev. (Ringling College) VRDO	0.550%	11/6/09 LOC	25,000	25,000
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/10	24,550	25,188
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13	10,000	10,742
Florida Rural Util. Financing Comm. Rev.	3.250%	2/1/11	3,590	3,596
Florida Rural Util. Financing Comm. Rev.	3.500%	11/1/11	5,205	5,222
Florida Turnpike Auth. Rev.	5.000%	7/1/10 (14)	9,830	10,120
Florida Turnpike Auth. Rev.	5.000%	7/1/13	3,825	4,220
Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/09	13,000	13,022
1 Highlands County FL Health Rev. (Adventist Health System) TOB VRDO	0.860%	11/6/09	15,730	15,730
Highlands County FL Health Rev. (Adventist Health System) VRDO	0.550%	11/6/09 LOC	30,000	30,000
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/12	2,000	2,182
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/13	2,000	2,205
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.250%	10/1/11 (14)	5,560	5,970
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/12 (4)	5,670	6,242
Hillsborough County FL IDA Rev. (Tampa Electric Co. Project) PUT	5.000%	3/15/12 (2)	4,500	4,665
Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.210%	11/2/09 (14)LOC	43,700	43,700
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/10	5,380	5,560
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/11	12,000	12,754
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/12	12,000	13,009
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/14	4,000	4,403
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.210%	11/6/09	12,320	12,320
Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.230%	11/6/09	20,000	20,000
Jacksonville FL Excise Taxes Rev.	4.000%	10/1/12	1,000	1,061
Jacksonville FL Excise Taxes Rev.	5.000%	10/1/14	1,000	1,104
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center Project) VRDO	0.190%	11/2/09 LOC	4,350	4,350
Kissimmee FL Util. Auth. Electric System Rev.	5.250%	10/1/14 (4)	1,750	1,944
Lake County FL School Board COP	5.250%	6/1/14 (2)	2,945	3,193
Lakeland FL Energy Systems Rev.	5.500%	10/1/10 (1)(Prere.)	4,300	4,500
1 Miami-Dade County FL Building Better Communities TOB VRDO	0.260%	11/6/09	9,995	9,995
1 Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	0.260%	11/6/09 (12)	5,070	5,070
Miami-Dade County FL Health Fac. Auth. Hosp. Rev. PUT	4.125%	8/1/11 (1)	5,000	5,111
Miami-Dade County FL Health Fac. Auth. Rev. (Miami Childrens Hosp.) VRDO	0.220%	11/6/09 LOC	19,500	19,500
1 Miami-Dade County FL Special Obligation TOB VRDO	0.200%	11/2/09 LOC	12,600	12,600
1 Miami-Dade County FL Transit Sales Surtax Rev. TOB VRDO	0.310%	11/6/09 (4)	32,570	32,570
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/10 (14)	5,000	5,184
Ocala FL Water & Sewer Rev.	5.750%	10/1/11 (3)(Prere.)	13,605	15,033
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	4.000%	1/1/13	335	352
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	4.000%	1/1/14	500	524
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	4.000%	1/1/15	500	518
Orange County FL Tourist Dev. Rev.	5.000%	10/1/11	6,990	7,405
Orange County FL Tourist Dev. Rev.	5.000%	10/1/12	7,335	7,909
Orange County FL Tourist Dev. Rev.	5.000%	10/1/13	7,705	8,365
Orange County FL Tourist Dev. Rev.	5.000%	10/1/14	8,710	9,428
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/11 (2)	7,000	7,380
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/12 (2)	5,000	5,382
Orlando & Orange County FL Expressway Auth. VRDO	0.250%	11/6/09 (4)	24,000	24,000
Orlando FL Waste Water System Rev.	5.000%	10/1/10 (2)	2,805	2,907
Polk County FL School Board COP VRDO	0.210%	11/2/09 LOC	19,155	19,155
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/11	4,000	4,227
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	8,684
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.750%	2/1/13 (Prere.)	5,000	5,678
1 South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida) TOB VRDO	0.210%	11/6/09	6,000	6,000
Univ. of South Florida Financing Corp. VRDO	0.220%	11/6/09 LOC	20,000	20,000
1 Volusia County FL School Board Rev. TOB VRDO	0.310%	11/6/09 (4)	6,000	6,000
				806,329

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia (3.3%)
1 Atlanta GA Airport Fac. Rev. TOB VRDO	0.560%	11/6/09 (4)	11,170	11,170
Atlanta GA Water & Wastewater Rev.	4.000%	11/1/11	2,500	2,592
Atlanta GA Water & Wastewater Rev.	4.000%	11/1/12	3,000	3,132
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/13	3,500	3,761
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.950%	4/1/11	15,000	15,596
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	5,000	5,142
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	9,880	10,161
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) PUT	4.750%	4/1/11 (14)	7,500	7,777
Carroll County GA School Dist. Sales Tax GO	5.000%	4/1/10	2,000	2,039
Cobb County GA Kennestone Hosp. Auth. Rev.	4.000%	4/1/12	2,240	2,325
DeKalb County GA School Dist. GO	5.000%	2/1/12	30,000	32,642
Fulton County GA Dev. Auth. (Shepherd Center) VRDO	0.550%	11/6/09 LOC	37,600	37,600
Georgia GO	5.000%	12/1/09	9,445	9,483
Georgia GO	5.000%	10/1/10	7,620	7,944
Georgia GO	5.000%	12/1/10	9,985	10,478
Georgia GO	5.000%	3/1/11	1,750	1,852
Georgia GO	4.000%	5/1/11	2,865	3,009
Georgia GO	5.500%	7/1/11	16,160	17,453
Georgia GO	5.700%	7/1/11	12,430	13,463
Georgia GO	6.250%	8/1/11	5,195	5,691
Georgia GO	5.000%	5/1/12 (Prere.)	5,125	5,635
Georgia GO	5.750%	8/1/14	14,290	16,777
Georgia GO	5.000%	9/1/14	4,000	4,577
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/10	2,500	2,568
Georgia Road & Tollway Auth. Rev.	4.000%	6/1/11	2,530	2,656
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/13	13,875	15,465
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.220%	11/6/09 LOC	9,090	9,090
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.500%	11/6/09 LOC	23,725	23,725
Gwinnett County GA Water & Sewer Auth Rev.	4.000%	8/1/12	10,020	10,830
Henry County GA GO	5.000%	7/1/11	5,790	6,196
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/10	12,000	12,151
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/10	9,000	9,077
1 Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. TOB VRDO	0.240%	11/6/09 (4)	4,725	4,725
Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.000%	1/1/12	3,010	3,220
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/11	5,000	5,383
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.250%	9/1/11	7,250	7,839
Whitfield County GA School District GO	5.000%	4/1/11	3,250	3,441
				346,665
Hawaii (0.5%)
Hawaii Dept. of Budget & Finance Surplus Purpose Rev. (Queens Health System) VRDO	0.200%	11/6/09 LOC	18,710	18,710
Hawaii GO	5.000%	9/1/10 (14)(ETM)	1,085	1,127
Hawaii GO	5.000%	9/1/10 (14)	3,915	4,065
Hawaii GO	5.000%	6/1/14	2,240	2,536
Honolulu HI City & County GO	5.000%	7/1/10 (14)	4,065	4,190
Honolulu HI City & County GO	5.000%	7/1/10 (14)	3,980	4,103
Honolulu HI City & County GO	5.000%	7/1/10 (14)	4,515	4,655
Honolulu HI City & County GO	5.250%	7/1/12 (14)	4,950	5,474
1 Honolulu HI City & County Wastewater System Rev. TOB VRDO	0.560%	11/6/09 (4)	4,995	4,995
				49,855
Idaho (0.3%)
Idaho Health Facs. Auth. Rev. (St. Lukes Medical Center) VRDO	0.350%	11/2/09 (4)	8,240	8,240
Idaho Housing & Finance Assn. RAN	5.000%	7/15/10	8,210	8,475
Idaho Housing & Finance Assn. RAN	5.000%	7/15/11	7,410	7,922
Idaho Housing & Finance Assn. RAN	5.000%	7/15/12	6,675	7,324
				31,961
Illinois (4.3%)
Chicago IL Board of Educ. (Westinghouse High School Project)	5.000%	12/1/10 (14)(ETM)	2,775	2,913
Chicago IL Board of Educ. Lease Rev.	6.250%	1/1/11 (14)	3,000	3,166
1 Chicago IL Board of Educ. TOB VRDO	0.310%	11/6/09 (4)	6,520	6,520
1 Chicago IL GO TOB VRDO	0.200%	11/6/09 (4)	10,170	10,170
Chicago IL Metro. Water Reclamation Dist. GO	5.250%	12/1/10 (ETM)	10,000	10,522
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/12 (14)	4,400	4,698
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.360%	11/6/09 (12)	8,280	8,280
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.510%	11/6/09 (4)	13,225	13,225
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.510%	11/6/09 (4)	7,000	7,000
Chicago IL Park Dist.	5.000%	1/1/10	2,275	2,292
Chicago IL Park Dist.	5.000%	1/1/10	1,500	1,511
Chicago IL Park Dist.	5.000%	1/1/11	3,205	3,353
Chicago IL Park Dist.	5.000%	1/1/11	2,765	2,893
Chicago IL Park Dist. GO	5.000%	1/1/10 (14)	8,145	8,206

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.000%	6/1/10	2,500	2,558
Chicago IL Wastewater Transmission Rev. VRDO	0.200%	11/2/09 LOC	12,500	12,500
1 Chicago IL Water Rev. TOB VRDO	0.310%	11/6/09 (4)	7,495	7,495
1 Chicago IL Water Rev. TOB VRDO	0.310%	11/6/09 (4)	7,745	7,745
Du Page & Cook Counties IL Community Consolidated School Dist. GO	5.250%	12/1/12 (3)(Prere.)	3,750	4,223
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	0.200%	11/2/09	10,785	10,785
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	3.375%	2/3/14	5,000	5,148
Illinois Finance Auth. (Advocate Health Care) Rev.	3.875%	5/1/12	5,000	5,100
Illinois Finance Auth. Pollution Commonwealth Edison Co. VRDO	0.250%	11/6/09 LOC	10,100	10,100
Illinois Finance Auth. Rev. (Carle Foundation) VRDO	0.170%	11/6/09 LOC	19,375	19,375
Illinois Finance Auth. Rev. (Ingalls Health System Obligated Group) VRDO	0.200%	11/6/09 LOC	24,620	24,620
Illinois Finance Auth. Rev. (Loyola Univ. Health) VRDO	0.250%	11/6/09 LOC	13,000	13,000
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	3.000%	8/15/10	1,000	1,013
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/11	2,445	2,583
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/12	4,630	5,010
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/13	3,250	3,541
Illinois Finance Auth. Rev. (Presbyterian Homes) VRDO	0.400%	11/6/09 (4)	7,805	7,805
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/10 (4)	3,600	3,666
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/10 (4)	3,800	3,869
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/11 (4)	3,490	3,649
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/11 (4)	4,000	4,182
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/12 (4)	4,200	4,474
Illinois Finance Auth. Rev. (Swedish Covenant) VRDO	0.240%	11/6/09 LOC	20,000	20,000
Illinois Finance Auth. Rev. (Univ. of Chicago Medical Center) VRDO	0.200%	11/2/09 LOC	8,500	8,500
Illinois GO	5.000%	1/1/10	6,000	6,045
Illinois GO	5.000%	3/1/11	8,350	8,796
Illinois GO	5.000%	6/1/11	9,600	10,196
1 Illinois GO TOB VRDO	1.160%	11/6/09	15,000	15,000
Illinois Health Fac. Auth. Rev. (Advocate Health Care Network) PUT	4.375%	7/1/14	5,155	5,158
Illinois Health Fac. Auth. Rev. (Central Dupage Health) VRDO	0.250%	11/2/09	28,310	28,310
Illinois Health Fac. Auth. Rev. (Revolving Fund Pooled) VRDO	0.250%	11/2/09 LOC	2,800	2,800
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	0.360%	11/6/09	2,600	2,600
Illinois Regional Transp. Auth. Rev. VRDO	0.800%	12/1/09	35,000	35,000
1 Metro. Pier & Exposition Auth. IL Dedicated Sales Tax Rev. TOB VRDO	0.860%	11/6/09	19,050	19,050
1 Metropolitan Pier & Exposition Auth. IL Dedicated Sales Tax TOB VRDO	0.860%	11/6/09	35,275	35,275
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	0.240%	11/6/09	8,600	8,600
				452,520
Indiana (2.1%)
Indiana Bond Bank Rev.	5.375%	4/1/12 (2)(Prere.)	2,500	2,760
Indiana Bond Bank Rev. Revolving Funding Program	5.600%	8/1/10 (Prere.)	3,100	3,253
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/11	1,000	1,062
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/12	1,700	1,826
2 Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/14	1,415	1,523
Indiana Finance Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group) VRDO	0.240%	11/6/09 LOC	11,045	11,045
Indiana Finance Auth. Rev.	5.000%	7/1/10	1,955	2,008
Indiana Finance Auth. Rev.	5.000%	7/1/10	2,105	2,162
Indiana Finance Auth. Rev.	5.000%	7/1/11	1,270	1,346
Indiana Finance Auth. Rev.	5.000%	7/1/11	2,305	2,443
Indiana Finance Auth. Rev.	5.000%	7/1/12	1,495	1,620
Indiana Finance Auth. Rev.	5.000%	7/1/12	3,415	3,701
Indiana Finance Auth. Rev.	5.000%	11/1/12	12,130	13,288
Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09	4,000	4,005
Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	12/15/09	10,000	10,035
Indiana Finance Auth. Rev. (Ascension Health) PUT	3.500%	12/15/09	5,000	5,018
Indiana Health & Educ. Fac. Auth. Hosp. Rev. (Harrison County Hosp. Project) VRDO	0.200%	11/2/09 LOC	21,130	21,130
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	4/1/10	17,565	17,905
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	3.750%	2/1/12	10,000	10,358
1 Indiana Muni. Power Agency Rev. TOB VRDO	0.210%	11/6/09 (13)	10,105	10,105
Indiana Office Building Comm. Rev. (Capitol Complex)	5.000%	7/1/10 (4)	6,535	6,736
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	0.200%	11/6/09	18,200	18,200
Indianapolis IN Gas Util. Rev.	4.000%	6/1/10	4,065	4,124
Indianapolis IN Gas Util. Rev.	5.000%	6/1/11	4,225	4,433
Indianapolis IN Gas Util. Rev.	5.000%	6/1/12	8,870	9,489
Purdue Univ. Indiana Univ. Rev.	5.000%	7/1/11	1,000	1,069
Purdue Univ. Indiana Univ. Rev.	5.000%	7/1/13	1,000	1,121
St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame) PUT	3.875%	3/1/12	12,500	13,007
Whiting IN Environmental Fac. Rev. (BP Products) PUT	2.800%	6/2/14	35,000	35,326
				220,098
Iowa (0.3%)
Iowa Finance Auth. (Iowa Schools Cash Anticipation Notes Program)	2.500%	6/23/10	10,000	10,132
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/12 (12)	1,540	1,632

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/13 (12)	3,265	3,501
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System) PUT	5.000%	8/15/12	5,500	5,897
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System) VRDO	0.200%	11/2/09 LOC	5,400	5,400
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project)	2.100%	12/1/11	8,000	8,156
				34,718
Kansas (0.4%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/11	1,755	1,891
Kansas Dept. of Transp. Highway Rev. VRDO	0.170%	11/6/09	6,000	6,000
Kansas Dept. of Transp. Highway Rev. VRDO	0.190%	11/6/09	20,000	20,000
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	4.000%	11/15/13	1,000	1,024
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	4.500%	11/15/14	2,500	2,604
Newton KS Hospital Rev. (Newton Healthcare Corp.) VRDO	0.260%	11/6/09 LOC	5,121	5,121
Wichita KS Hosp. Fac. Refunding and Improvement Rev. (Via Christi Health System, Inc.)	3.000%	11/15/11	500	504
Wichita KS Hosp. Fac. Refunding and Improvement Rev. (Via Christi Health System, Inc.)	4.500%	11/15/12	1,000	1,045
Wichita KS Hosp. Fac. Refunding and Improvement Rev. (Via Christi Health System, Inc.)	5.000%	11/15/13	2,000	2,132
Wichita KS Hosp. Fac. Refunding and Improvement Rev. (Via Christi Health System, Inc.)	5.000%	11/15/14	2,000	2,139
				42,460
Kentucky (0.9%)
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/10 (14)	5,825	6,046
Kentucky Econ. Dev. Finance Auth. Rev. (Catholic Health) PUT	3.500%	11/10/10	5,000	5,090
Kentucky Property & Building Comm. Rev.	5.000%	3/1/10 (14)(ETM)	2,190	2,221
Kentucky Property & Building Comm. Rev.	5.125%	9/1/10 (Prere.)	5,955	6,191
Kentucky Property & Building Comm. Rev.	5.000%	11/1/10 (14)	15,230	15,845
Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/12	4,335	4,760
Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/13	3,730	4,165
Louisville & Jefferson County KY Metro. Govt. Pollution Rev. PUT	5.375%	12/1/11	10,000	10,386
1 Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	0.210%	11/6/09 (13)	28,335	28,335
1 Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	0.210%	11/6/09 (13)	6,640	6,640
				89,679
Louisiana (0.3%)
Louisiana Gasoline and Fuel Tax Rev. VRDO	0.180%	11/6/09 LOC	20,000	20,000
Louisiana GO	5.000%	7/15/10 (11)	2,000	2,060
Louisiana Local Govt. Environment Facilities Community Dev. Auth. Rev.	4.000%	10/1/12	2,000	2,105
1 Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) TOB VRDO	0.560%	11/6/09 (4)	3,330	3,330
1 Louisiana State Gas & Fuels Tax Rev TOB VRDO	0.240%	11/6/09 (4)	5,885	5,885
				33,380
Maine (0.1%)
1 Maine State Turnpike Auth. Turnpike Rev. TOB VRDO	0.310%	11/6/09	10,015	10,015

Maryland (1.3%)
Maryland GO	5.000%	3/15/10	18,520	18,845
Maryland GO	5.000%	2/1/11	15,000	15,827
Maryland GO	5.000%	3/1/11	14,375	15,217
Maryland GO	5.250%	3/1/12	3,000	3,298
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	11/15/11	5,000	5,321
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.000%	7/1/11	750	767
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/12	1,000	1,054
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12 (Prere.)	6,500	7,324
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	0.500%	11/6/09 LOC	17,400	17,400
Maryland Transp. Auth. Rev.	4.000%	3/1/10	4,550	4,607
Maryland Transp. Auth. Rev.	5.000%	3/1/11	22,380	23,691
Maryland Transp. Auth. Rev.	5.000%	3/1/14	7,480	8,464
Montgomery County MD GO	5.000%	5/1/10	10,000	10,235
Washington Suburban Sanitation Dist. Maryland GO	4.000%	6/1/10	8,000	8,172
				140,222
Massachusetts (3.1%)
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.550%	11/6/09	5,295	5,295
Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	0.200%	11/2/09 LOC	14,000	14,000
Massachusetts GO	5.000%	11/1/09	10,000	10,001
Massachusetts GO	5.875%	2/1/10 (Prere.)	16,585	16,984
Massachusetts GO	5.875%	2/1/10 (Prere.)	7,600	7,783
Massachusetts GO	5.750%	6/1/10 (Prere.)	35,045	36,160
Massachusetts GO	6.000%	6/1/10 (Prere.)	10,000	10,333
Massachusetts GO	5.250%	8/1/10	2,000	2,073
Massachusetts GO	5.500%	1/1/11	8,560	9,039
Massachusetts GO	6.000%	11/1/11	10,810	11,887
1 Massachusetts GO TOB VRDO	0.360%	11/6/09 (2)	11,850	11,850
1 Massachusetts GO TOB VRDO	0.550%	11/6/09 (4)LOC	29,020	29,020
Massachusetts GO VRDO	0.240%	11/2/09	6,500	6,500
Massachusetts Health & Educ. Fac. Auth. Rev. (Amherst College) PUT	2.750%	1/4/12	4,000	4,081

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.000%	7/1/12	3,000	3,112
1 Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	0.210%	11/6/09	7,500	7,500
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	4.125%	2/16/12	6,000	6,158
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	4.000%	10/1/12	5,000	5,271
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12	8,000	8,134
Massachusetts Health & Educ. Fac. Auth. Rev. (South Coast Health System) VRDO	0.170%	11/6/09 LOC	7,765	7,765
Massachusetts Housing Finance Agency Housing Rev. VRDO	0.300%	11/6/09 (4)	33,850	33,850
1 Massachusetts Water Pollution Abatement Trust TOB VRDO	0.240%	11/6/09 (4)	3,920	3,920
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.510%	11/6/09 (4)LOC	20,910	20,910
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.510%	11/6/09 (4)LOC	19,950	19,950
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.550%	11/6/09 LOC	30,155	30,155
Route 3 North Transp. Improvement Assn. Massachusetts Lease Rev.	5.750%	6/15/11 (14)	3,415	3,516
				325,247
Michigan (1.7%)
Detroit MI GO	5.000%	4/1/11 (12)	8,465	8,697
Detroit MI GO	5.000%	4/1/12 (12)	8,860	9,210
Detroit MI RAN	5.000%	3/1/10	25,000	25,216
Detroit MI Sewer System Rev.	5.000%	7/1/10 (4)	5,690	5,812
Detroit MI Sewer System Rev.	5.000%	7/1/13 (4)(Prere.)	14,935	16,760
Macomb County MI Rev.	5.875%	11/15/13 (Prere.)	9,590	11,135
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11 (14)	6,250	6,291
Michigan Building Auth. Rev.	5.000%	10/15/10 (4)	12,325	12,790
Michigan Comprehensive Transp. Rev.	5.500%	5/15/10 (4)	2,070	2,126
Michigan GO	5.000%	5/1/11	5,000	5,243
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	4/1/11	5,935	6,172
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	3.750%	3/15/12	10,000	10,351
2 Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	4.000%	11/15/13	1,000	1,008
2 Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	4.000%	11/15/14	1,500	1,494
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	3.550%	10/1/11	3,000	3,143
Michigan Trunk Line Rev.	5.000%	11/1/10 (14)	3,540	3,676
Oakland Univ. of Michigan Rev. VRDO	0.350%	11/6/09 LOC	31,600	31,600
1 Saginaw Valley State Univ. MI TOB VRDO	0.310%	11/6/09 (4)	5,000	5,000
Wayne MI Univ. of Michigan Univ. Rev.	5.000%	11/15/12	1,500	1,629
Wayne MI Univ. of Michigan Univ. Rev.	5.000%	11/15/13	1,540	1,690
1 Western Michigan Univ. GO TOB VRDO	0.510%	11/6/09 (4)	4,995	4,995
				174,038
Minnesota (1.6%)
1 Minneapolis & St. Paul Housing & Redev. Auth. Health Care System (Allina Health Care) TOB VRDO	0.160%	11/6/09 LOC	6,000	6,000
Minneapolis MN Health Care System (Fairview Health Services) VRDO	0.210%	11/6/09 LOC	21,987	21,987
Minnesota GO	5.000%	8/1/10	37,375	38,679
Minnesota GO	5.000%	10/1/10	18,175	18,945
Minnesota GO	5.000%	11/1/10	10,000	10,458
Minnesota GO	3.000%	12/1/10	5,535	5,688
Minnesota GO	4.000%	8/1/11	19,990	21,135
Minnesota GO	4.000%	12/1/11	11,725	12,510
Minnesota GO	4.000%	8/1/12	17,810	19,239
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/11	2,000	2,084
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/12	5,000	5,304
				162,029
Mississippi (0.2%)
Jackson State Univ. Educ. Building Corp. PUT	5.000%	3/1/11	4,865	5,029
Medical Center Educ. Building Corp. Mississippi Rev.	4.000%	6/1/12	1,250	1,316
Medical Center Educ. Building Corp. Mississippi Rev.	4.000%	6/1/14	1,000	1,056
Mississippi GO	6.000%	11/1/09 (Prere.)	10,800	10,802
				18,203
Missouri (1.2%)
Kansas City MO IDA Rev. (Downtown Redevelopment) VRDO	0.300%	11/6/09 LOC	8,900	8,900
Kansas City MO Special Obligation VRDO	0.220%	11/6/09 LOC	20,625	20,625
Kansas City MO Water Rev.	4.000%	12/1/10	3,750	3,885
Missouri Health & Educ. Fac. Auth. (Washington Univ.) VRDO	0.260%	11/2/09	9,285	9,285
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	0.200%	11/6/09	12,500	12,500
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.230%	11/6/09 LOC	5,000	5,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.240%	11/6/09 LOC	7,000	7,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Health System) VRDO	0.300%	11/6/09 LOC	6,000	6,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Health System) VRDO	0.300%	11/6/09 LOC	14,250	14,250
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Health System) VRDO	0.300%	11/6/09 LOC	15,000	15,000
Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09	5,000	5,006
Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	3.500%	11/15/09	10,000	10,012
St. Joseph MO IDA Health Fac. Rev. (Heartland Regional Medical Center) VRDO	0.180%	11/6/09 LOC	6,000	6,000
				123,463

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project VRDO	0.220%	11/6/09	10,000	10,000
Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.000%	1/15/11	1,405	1,461
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.210%	11/6/09 (13)	5,665	5,665
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.260%	11/6/09 (4)	4,975	4,975
				22,101
Nevada (2.8%)
Clark County NV Airport Improvement Rev.	5.250%	7/1/11 (Prere.)	4,245	4,560
Clark County NV Bond Bank GO	5.000%	11/1/09 (2)	6,010	6,011
Clark County NV Bond Bank GO	5.500%	7/1/10 (14)(Prere.)	23,000	23,796
Clark County NV Bond Bank GO	5.000%	6/1/12	5,000	5,377
Clark County NV GO	5.000%	11/1/11	7,315	7,865
Clark County NV GO	5.000%	11/1/12	6,755	7,420
Clark County NV Highway Improvement Motor Vehicle Fuel Tax	5.000%	7/1/11 (2)	7,120	7,534
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/10	1,500	1,542
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/11	3,595	3,815
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/12	2,700	2,929
Clark County NV School Dist. GO	4.500%	6/15/10 (2)	20,110	20,584
Clark County NV School Dist. GO	5.000%	6/15/10 (14)	15,730	16,150
Clark County NV School Dist. GO	5.250%	6/15/10 (4)	13,675	14,061
Clark County NV School Dist. GO	5.000%	6/15/11 (14)	8,000	8,499
Clark County NV School Dist. GO	5.250%	6/15/11 (14)	15,000	15,997
Clark County NV School Dist. GO	5.500%	12/15/11 (4)(Prere.)	6,000	6,585
Clark County NV School Dist. GO	5.000%	6/15/13 (14)	9,645	10,618
Clark County NV School Dist. GO	5.250%	6/15/13 (14)	20,335	22,562
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/11 (14)	5,000	5,305
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/12 (14)	5,125	5,560
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding	5.000%	2/1/10	6,120	6,188
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding	5.000%	2/1/11	2,925	3,069
1 Las Vegas Valley Water Dist. Nevada TOB VRDO	0.200%	11/6/09	56,245	56,245
Nevada Capital Improvement & Cultural Affairs GO	5.000%	3/1/11 (4)	6,215	6,565
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/11 (14)	5,210	5,650
Nevada GO	5.000%	12/1/10 (4)	3,640	3,815
1 Nevada Higher Education Rev. TOB VRDO	0.310%	11/6/09	7,590	7,590
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/09 (14)	5,000	5,019
				290,911
New Jersey (4.1%)
Cape May County NJ Muni. Util. Auth. Rev.	6.000%	1/1/10 (4)	6,495	6,557
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	5,090	5,337
Garden State Preservation Trust New Jersey	5.250%	11/1/09 (4)	4,500	4,501
New Jersey Building Auth. Rev.	5.000%	6/15/10	7,505	7,713
New Jersey Building Auth. Rev.	5.000%	12/15/11	10,415	11,183
New Jersey Building Auth. Rev.	5.000%	12/15/12	11,145	12,216
New Jersey Building Auth. Rev.	5.000%	12/15/13	11,710	12,995
New Jersey COP	5.000%	6/15/12	3,800	4,089
New Jersey COP	5.000%	6/15/13	5,000	5,449
New Jersey COP	5.000%	6/15/14	5,120	5,602
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/12	7,570	8,146
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	3/1/10 (4)(ETM)	6,225	6,301
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10 (ETM)	1,000	1,016
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/10 (4)	2,000	2,048
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.000%	9/1/10 (4)	7,015	7,184
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11	5,055	5,304
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/11 (2)(Prere.)	7,040	7,563
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/11	4,500	4,800
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/10	10,000	10,354
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/10	2,980	3,073
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	5.500%	12/1/13	8,200	8,560
New Jersey GO	6.000%	2/15/13	5,000	5,703
New Jersey GO	6.000%	2/15/13 (3)	15,000	17,082
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/11	3,200	3,418
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/12	3,995	4,315
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems) VRDO	0.190%	11/6/09 LOC	5,100	5,100
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/11 (3)(ETM)	7,165	7,698
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	2,025	2,248
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/13 (4)	5,705	6,421
New Jersey Turnpike Auth. Rev. VRDO	0.400%	11/6/09 LOC	85,500	85,500
Newark NJ GO	3.250%	1/20/10	20,000	20,073
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12 (Prere.)	31,625	34,355
Tobacco Settlement Financing Corp. New Jersey Rev.	6.000%	6/1/12 (Prere.)	12,900	14,512
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12 (Prere.)	25,365	26,658

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12 (Prere.)	17,285	19,500
Tobacco Settlement Financing Corp. New Jersey Rev.	6.250%	6/1/13 (Prere.)	14,000	16,308
Tobacco Settlement Financing Corp. New Jersey Rev.	6.375%	6/1/32 (Prere.)	14,500	16,422
				425,304
New Mexico (1.4%)
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10 (3)	14,335	14,419
New Mexico Educ. Assistance Foundation Rev.	4.000%	9/1/15	4,400	4,654
New Mexico Finance Auth. Transp. Rev. VRDO	0.200%	11/6/09	15,000	15,000
New Mexico GO	5.000%	3/1/13	7,845	8,755
New Mexico GO	5.000%	3/1/13	5,535	6,177
New Mexico GO	5.000%	3/1/14	9,405	10,617
New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
(Presbyterian Healthcare Services) VRDO	0.250%	11/6/09	18,615	18,615
New Mexico Severance Tax Rev.	5.000%	7/1/10	1,000	1,031
New Mexico Severance Tax Rev.	4.000%	7/1/11	28,145	29,650
New Mexico Severance Tax Rev.	5.000%	7/1/11	2,035	2,178
New Mexico Severance Tax Rev.	5.000%	7/1/13	27,900	31,320
				142,416
New York (7.2%)
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/09	2,755	2,760
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/09 (ETM)	22,260	22,306
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/10	2,000	2,079
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/10	12,730	13,264
Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/12	20,000	21,654
Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13	20,000	21,790
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.200%	11/6/09 (13)	11,780	11,780
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.510%	11/6/09 (4)	8,275	8,275
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.560%	11/6/09 (4)	3,625	3,625
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.000%	10/1/10	4,000	4,170
New York City NY Cultural Resources Rev. (Trust for Cultural Resources)	2.750%	7/1/12	8,000	8,195
New York City NY GO	5.000%	8/1/10	3,000	3,101
New York City NY GO	5.250%	11/1/10 (2)	7,715	8,074
New York City NY GO	5.000%	8/1/12	27,760	30,236
New York City NY GO	5.000%	8/1/14	11,525	12,789
New York City NY GO VRDO	0.180%	11/2/09	15,900	15,900
New York City NY GO VRDO	0.250%	11/2/09 (4)	7,400	7,400
New York City NY GO VRDO	0.250%	11/2/09 (4)	4,600	4,600
New York City NY GO VRDO	0.250%	11/2/09 (4)	9,000	9,000
New York City NY GO VRDO	0.200%	11/6/09 LOC	16,000	16,000
New York City NY GO VRDO	0.220%	11/6/09 LOC	11,875	11,875
New York City NY GO VRDO	0.220%	11/6/09 LOC	6,900	6,900
New York City NY Housing Dev. Corp. Multi-Family Rev.	5.000%	11/1/11	15,740	16,414
New York City NY Housing Dev. Corp. Multi-Family Rev.	5.000%	5/1/12	10,960	11,400
New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/11	4,000	4,193
New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/11	4,950	5,323
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/09 (ETM)	5,000	5,001
New York City NY Transitional Finance Auth. Rev. Future Tax	4.000%	11/1/11	33,810	35,871
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/13	44,335	49,681
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/14	25,760	29,007
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	0.230%	11/6/09 (4)	25,650	25,650
New York State Dormitory Auth. Rev.	5.000%	2/15/10 (4)	6,480	6,557
New York State Dormitory Auth. Rev.	4.000%	7/1/14	1,270	1,349
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/12	5,000	5,357
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/11	7,720	8,160
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/12	3,890	4,239
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/12	8,140	8,871
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12 (14)	6,200	6,436
1 New York State Environmental Fac. Corp. Water & Sewer System Rev. TOB VRDO	0.200%	11/2/09	12,795	12,795
New York State Local Govt. Assistance Corp. VRDO	0.200%	11/6/09	8,500	8,500
New York State Local Govt. Assistance Corp. VRDO	0.200%	11/6/09	10,885	10,885
New York State Mortgage Agency Rev. VRDO	0.220%	11/6/09	11,000	11,000
New York State Thruway Auth. Rev.	4.000%	7/15/11	40,000	41,895
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/11	4,280	4,517
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/12	3,770	4,098
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/15	15,000	16,454
New York State Urban Dev. Corp. Rev.	3.000%	12/15/10	3,835	3,942
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/10	2,800	2,819
New York State Urban Dev. Corp. Rev. (Service Contract) VRDO	0.270%	11/6/09 (12)	35,000	35,000
New York State Urban Dev. Corp. Rev. VRDO	0.270%	11/6/09 (12)	13,200	13,200
North Hempstead NY GO	6.400%	4/1/10 (14)	1,500	1,537
Oyster Bay NY GO	5.000%	2/15/11	1,000	1,057

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10	32,500	33,304
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	0.200%	11/2/09	3,935	3,935
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	0.220%	11/6/09	9,190	9,190
Triborough Bridge & Tunnel Auth. New York Rev.	6.600%	1/1/10 (ETM)	28,550	28,855
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	0.200%	11/6/09	11,545	11,545
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	0.250%	11/6/09 (4)	18,640	18,640
Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) PUT	5.000%	9/1/10	5,000	5,118
				747,568
North Carolina (4.1%)
Charlotte NC Airport Rev.	5.000%	7/1/12	6,530	7,087
Charlotte NC Airport Rev.	5.000%	7/1/14	2,485	2,754
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	2.000%	1/15/10	4,175	4,187
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	3.000%	1/15/11	3,000	3,065
Guilford County NC GO	5.000%	2/1/11	8,230	8,685
1 Johnston NC Memorial Hosp. Auth. Rev. TOB VRDO	0.310%	11/6/09 (4)	6,000	6,000
1 Johnston NC Memorial Hosp. Auth. Rev. TOB VRDO	0.310%	11/6/09 (4)	5,025	5,025
1 Johnston NC Memorial Hosp. Auth. Rev. TOB VRDO	0.310%	11/6/09 (4)	6,565	6,565
Mecklenburg County NC COP	5.000%	2/1/11	1,000	1,053
Mecklenburg County NC GO	4.000%	2/1/11	2,000	2,086
Mecklenburg County NC GO	5.000%	2/1/11	10,480	11,059
Mecklenburg County NC GO	4.000%	3/1/11	5,000	5,227
Mecklenburg County NC Public Facs. Corp. (Annual Appropriation)	5.000%	3/1/11	3,000	3,170
Mecklenburg County NC Public Facs. Corp. (Annual Appropriation)	5.000%	3/1/12	5,000	5,441
Mecklenburg County NC Public Facs. Corp. (Annual Appropriation)	5.000%	3/1/13	2,700	2,996
Mecklenburg County NC Public Facs. Corp. (Annual Appropriation)	5.000%	3/1/14	5,005	5,612
New Hanover County NC Hosp. Rev. (New Hanover Regional Medical Center) VRDO	0.180%	11/6/09 (4)	12,065	12,065
1 North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	0.200%	11/2/09	18,900	18,900
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	5,000	5,413
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/14	2,170	2,323
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/15	2,000	2,144
North Carolina GO	5.000%	4/1/10	4,000	4,079
North Carolina GO	5.500%	3/1/11	16,510	17,586
North Carolina GO	5.000%	4/1/11	10,000	10,621
North Carolina GO	5.500%	3/1/13	9,000	10,208
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	0.180%	11/6/09	40,000	40,000
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	0.240%	11/6/09	21,000	21,000
North Carolina Medical Care Comm. Health Care Fac. Rev. (Wake Forest Univ.) VRDO	0.220%	11/2/09 LOC	17,000	17,000
North Carolina Medical Care Comm. Hosp. (Baptist Hosp.) VRDO	0.180%	11/6/09	8,290	8,290
North Carolina Medical Care Comm. Hosp. (Baptist Hosp.) VRDO	0.180%	11/6/09	4,900	4,900
North Carolina Medical Care Comm. Hosp. (Moses Cone Health System) VRDO	0.200%	11/6/09	8,250	8,250
North Carolina Medical Care Comm. Hosp. Rev. (CaroMont Health) VRDO	0.190%	11/6/09 (14)LOC	20,000	20,000
North Carolina Medical Care Comm. Hosp. Rev. (Moses Cone Health) VRDO	0.260%	11/2/09	30,000	30,000
North Carolina Muni. Power Agency Rev.	4.000%	1/1/10	2,000	2,010
North Carolina Muni. Power Agency Rev.	5.250%	1/1/13	6,000	6,545
North Carolina Muni. Power Agency Rev.	5.500%	1/1/13	14,175	15,558
North Carolina State Grant Antic Rev.	4.000%	3/1/11	5,420	5,654
North Carolina State Grant Antic Rev.	5.000%	3/1/13	11,740	13,021
1 The Charlotte-Mecklenburg Hospital North Carolina Health Care Auth. TOB VRDO	0.260%	11/6/09	5,815	5,815
Union County NC GO VRDO	0.170%	11/6/09	5,300	5,300
Wake County NC GO	4.000%	2/1/14	16,060	17,531
Wake County NC Public Improvement GO	5.000%	3/1/10	21,800	22,143
Wake County NC Public Improvement GO	5.000%	3/1/11	16,000	16,939
				423,307
Ohio (2.9%)
Akron OH BAN	1.375%	6/24/10	7,000	7,016
Akron OH Bath & Copley Joint Township Hosp. Dist. Rev. (Akron General Health) VRDO	0.180%	11/6/09 LOC	8,400	8,400
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) VRDO	0.200%	11/2/09 LOC	12,250	12,250
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/10	3,000	3,026
Cleveland OH COP VRDO	0.220%	11/6/09 LOC	4,600	4,600
3 Columbus OH GO	5.500%	7/1/10	10,380	10,736
Columbus OH GO	5.000%	9/1/11	5,440	5,859
Columbus OH GO	5.000%	9/1/11	5,605	6,037
Franklin County OH Hosp. Rev. (Nationwide Hosp.) VRDO	0.200%	11/6/09	1,940	1,940
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.210%	11/6/09	23,050	23,050
Hamilton County OH Sewer System Rev.	5.000%	12/1/10 (14)	4,980	5,218
2 Montgomery County OH Rev. (Catholic Health Initiatives) PUT	5.000%	11/12/13	8,000	8,564
Ohio Air Quality Dev. Auth. PCR (Columbus Southern Power) PUT	3.875%	6/1/14	3,500	3,539
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) PUT	5.250%	3/1/11	10,000	10,256
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) PUT	4.750%	8/1/12	14,000	14,249
Ohio Conservation Projects GO	5.000%	8/1/14	15,000	16,887
Ohio GO	5.000%	9/15/10	8,925	9,280

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio GO	5.000%	5/1/11	2,315	2,462
Ohio GO	3.000%	8/1/11	11,540	11,978
Ohio GO	4.000%	8/1/11	7,460	7,873
Ohio GO	5.000%	8/1/11 (14)	3,000	3,218
Ohio GO	5.000%	5/1/12	2,100	2,302
Ohio GO	5.000%	8/1/12	9,800	10,810
Ohio Higher Educ. Capital Fac. Rev.	5.000%	12/1/09	10,000	10,040
Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/10	9,000	9,483
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College)	5.000%	10/1/14	3,000	3,385
Ohio Infrastructure Improvement GO	4.000%	8/1/12	12,315	13,252
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/10	10,465	10,765
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/12	10,000	10,951
Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/11 (2)	4,190	4,449
Ohio Refunding & Improvement Infrastructure	5.000%	8/1/10	7,270	7,521
Ohio Water Dev. Auth. PCR	5.050%	6/1/12 (Prere.)	11,780	12,967
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.210%	11/2/09 LOC	1,000	1,000
1 Ohio Water Dev. Auth. Rev. TOB VRDO	0.550%	11/6/09	9,970	9,970
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/10	2,380	2,397
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/11	2,500	2,562
Univ. of Toledo OH General Receipts VRDO	0.200%	11/2/09 LOC	15,300	15,300
				303,592
Oklahoma (0.7%)
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/12	1,875	2,019
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.200%	11/6/09 (12)	33,435	33,435
Oklahoma Dev. Finance Auth. Rev. (Samuel Roberts Noble Foundation)	5.000%	5/1/10	5,000	5,116
Oklahoma Muni Power Auth. Power Supply System Rev. PUT	3.875%	7/1/12 (4)	5,000	5,280
Oklahoma Transp. Auth. Turnpike System Rev. Refunding	5.375%	1/1/12 (2)	11,900	13,001
Tulsa County OK Ind. Auth. (Montereau in Warren Woods Project) VRDO	0.240%	11/2/09 LOC	4,400	4,400
1 Tulsa County OK Ind. Auth. Health Care Rev. (St. Francis Health System) TOB VRDO	0.260%	11/6/09	7,620	7,620
				70,871
Oregon (0.7%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System) PUT	5.000%	7/15/12	7,000	7,354
Medford OR Hosp. Fac. Auth. Rev. (Rogue Valley Manor Project) VRDO	0.250%	11/2/09 LOC	28,800	28,800
Metro. Oregon GO	5.000%	6/1/10	10,730	11,024
Oregon State Dept. Administrative Services	5.000%	9/1/10 (4)	11,000	11,422
Oregon State Dept. Administrative Services	5.000%	4/1/14	2,000	2,249
Oregon State Dept. Transp. Highway Usertax Rev.	4.000%	11/15/11	2,000	2,129
Oregon State Facs. Auth. Rev. (PeaceHealth)	4.000%	11/1/13	500	526
Oregon State Veteran Welfare Services GO VRDO	0.200%	11/6/09	8,500	8,500
				72,004
Pennsylvania (5.0%)
Adams County PA IDA (Gettysburg College) VRDO	0.170%	11/6/09 LOC	8,500	8,500
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/10	14,400	14,899
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/11	1,750	1,853
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/12	2,000	2,127
Delaware County PA GO	5.000%	10/1/12	1,115	1,236
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	10,000	10,516
Erie PA School Dist. GO	5.800%	9/1/10 (2)(Prere.)	4,500	4,705
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.210%	11/2/09	5,200	5,200
Governor Mifflin PA School Dist. VRDO	0.320%	11/6/09 (4)	14,985	14,985
Governor Mifflin PA School Dist. VRDO	0.320%	11/6/09 (4)	13,440	13,440
Lancaster County PA GO	6.250%	5/1/10 (3)(Prere.)	4,370	4,500
Lancaster County PA GO	6.250%	5/1/10 (3)(Prere.)	4,605	4,742
1 Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) TBO VRDO	0.220%	11/6/09 LOC	3,400	3,400
Lehigh County PA General Purpose Hosp. Auth. Rev. (Muhlenberg College) VRDO	0.180%	11/6/09 LOC	18,040	18,040
2 Montgomery County PA Higher Educ. & Health Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/13	2,000	2,129
2 Montgomery County PA Higher Educ. & Health Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/14	2,670	2,834
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Waste Management, Inc. Project) PUT	3.600%	3/1/10	4,500	4,511
Pennsylvania Econ. Dev. Financing Auth. PUT	4.850%	10/1/10	20,000	20,327
Pennsylvania GO	5.000%	7/1/10 (14)	14,000	14,434
Pennsylvania GO	2.000%	7/15/10	9,590	9,700
Pennsylvania GO	5.250%	10/15/10 (Prere.)	11,300	11,941
Pennsylvania GO	5.250%	10/15/10 (Prere.)	8,850	9,352
Pennsylvania GO	5.250%	10/15/10 (Prere.)	5,000	5,283
Pennsylvania GO	5.000%	3/15/11	9,120	9,661
Pennsylvania GO	5.000%	7/1/11 (14)	30,935	33,117
Pennsylvania GO	5.000%	9/1/11	14,430	15,536
Pennsylvania GO	5.100%	5/1/12 (4)(Prere.)	6,800	7,494
Pennsylvania GO	5.000%	4/15/13	10,745	12,022
Pennsylvania GO	4.000%	7/15/13	16,995	18,510
Pennsylvania GO	5.000%	9/1/13	4,300	4,851

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	9/1/14 (4)	12,000	13,661
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/10	1,140	1,173
Pennsylvania Higher Educ. Fac. Auth. Rev. (St. Joseph’s Univ.) VRDO	0.270%	11/6/09 LOC	8,100	8,100
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/10	5,000	5,129
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/11	5,000	5,283
Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	0.250%	11/6/09 (4)	16,545	16,545
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev. (Philadelphia Funding Program)	5.000%	6/15/11	2,270	2,403
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev. (Philadelphia Funding Program)	5.000%	6/15/12	8,470	9,183
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev. (Philadelphia Funding Program)	5.000%	6/15/13	13,945	15,351
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev. (Philadelphia Funding Program)	5.000%	6/15/14	8,000	8,860
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/11 (12)	1,780	1,821
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/14	8,095	8,822
Pennsylvania Turnpike Comm. Rev. VRDO	0.180%	11/6/09 LOC	24,200	24,200
Pennsylvania Turnpike Comm. Rev. VRDO	0.280%	11/6/09 (4)	17,030	17,030
Philadelphia PA Airport Parking Auth.	5.000%	9/1/11	3,000	3,168
Philadelphia PA Airport Parking Auth.	5.000%	9/1/12	3,000	3,188
1 Philadelphia PA IDA Rev. (Fox Chase Cancer Center) TOB VRDO	0.260%	11/6/09 LOC	10,800	10,800
Philadelphia PA IDA Rev. VRDO	0.200%	11/6/09 LOC	40,000	40,000
Philadelphia PA Water & Waste Water Rev. VRDO	0.220%	11/6/09 LOC	7,605	7,605
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.000%	6/1/10	4,000	4,087
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.000%	6/1/11	5,000	5,255
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	4.000%	9/15/10	3,585	3,695
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	4.000%	9/15/11	1,000	1,058
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	5.000%	9/15/11	2,100	2,261
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	5.000%	9/15/12	8,090	8,949
				517,472
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing Corp. Rev. PUT	5.000%	8/1/11	40,000	41,544

South Carolina (0.7%)
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/11	2,610	2,746
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/12	5,275	5,623
Greenville County SC Hosp. Fac. Rev. VRDO	0.500%	11/6/09 LOC	34,000	34,000
2 South Carolina Public Service Auth. Rev. (Santee Cooper)	5.000%	1/1/14	3,000	3,333
South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11 (2)(Prere.)	7,000	7,567
South Carolina Transp. Infrastructure Rev.	5.000%	10/1/14	14,220	15,842
				69,111
South Dakota (0.1%)
Lawrence County SD PCR VRDO	0.200%	11/6/09 LOC	6,600	6,600

Tennessee (2.9%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds)	5.000%	6/1/11	15,000	15,872
Chattanooga TN Industrial Dev. Board Lease Rev.	5.750%	10/1/10 (Prere.)	10,265	10,772
Clarksville TN Public Building Auth. Rev. (Morristown) VRDO	0.230%	11/2/09 LOC	4,700	4,700
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.230%	11/2/09 LOC	26,530	26,530
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.230%	11/2/09 LOC	9,935	9,935
Clarksville TN Public Building Auth. Rev. VRDO	0.230%	11/2/09 LOC	8,200	8,200
Hamilton County TN CP	0.950%	11/3/09	10,000	10,001
Hamilton County TN CP	0.800%	11/6/09	13,060	13,060
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.000%	4/1/12	500	526
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.000%	4/1/13	645	685
Knox County TN GO	5.500%	4/1/11	3,000	3,206
1 Knoxville TN Waste Water System Rev. TOB VRDO	0.310%	11/6/09	7,495	7,495
Memphis TN Electric System Rev.	5.000%	12/1/10 (14)	31,750	33,252
Memphis TN Electric System Rev.	5.000%	12/1/13 (14)	5,000	5,601
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	8/1/10	5,165	5,345
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10 (14)	35,675	36,278
Montgomery County TN Public Building Auth. Pooled Financial Rev.
(Tennessee County Loan Pool) VRDO	0.230%	11/2/09 LOC	4,735	4,735
Murfreesboro TN GO	5.000%	6/1/12	8,090	8,796
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds)	5.000%	3/1/11 (12)	20,000	21,041
Shelby County TN GO	5.000%	4/1/11	1,000	1,062
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/11	3,300	3,383
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/12	5,000	5,168
2 Shelby County TN Health Educ. & Housing Fac. Board Rev.	4.000%	9/1/12	6,135	6,436
2 Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	9/1/13	9,600	10,382
2 Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	9/1/14	2,500	2,707
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/10	5,000	5,043
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10	18,965	19,487
Tennessee GO	5.250%	3/1/10 (Prere.)	6,500	6,608
Tennessee GO	5.000%	5/1/12	3,500	3,845

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee GO	5.000%	5/1/14	3,000	3,404
Tennessee State School Bond Auth.	5.000%	5/1/13	5,460	6,111
				299,666
Texas (11.4%)
Arlington TX Independent School Dist.	5.000%	2/15/10	10,105	10,243
Austin TX Electric Util. System Rev.	5.000%	11/15/10 (2)	5,000	5,197
Austin TX Public Improvement GO	5.000%	9/1/10	6,250	6,489
1 Austin TX Water & Wastewater System Rev. TOB VRDO	0.240%	11/6/09 (4)	4,050	4,050
Board of Regents of the Univ. of Texas System Rev. Financing System VRDO	0.160%	11/6/09	11,500	11,500
1 Brownsville TX TOB VRDO	0.310%	11/6/09 (4)	6,060	6,060
1 Corpus Christi TX Util. Systems Rev. TOB VRDO	0.310%	11/6/09 (4)	5,130	5,130
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/13 (12)	2,775	3,054
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/14 (12)	2,775	3,065
Dallas TX GO	5.000%	2/15/10	8,965	9,087
Dallas TX GO	5.000%	2/15/10	5,000	5,068
Dallas TX GO	5.000%	2/15/11	4,000	4,224
Dallas TX GO	5.000%	2/15/11	8,310	8,775
Dallas TX GO	5.000%	2/15/12	10,000	10,894
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/10	2,490	2,594
Dallas-Fort Worth TX International Airport Rev.	4.000%	11/1/12	3,500	3,724
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/13	4,000	4,416
Fort Bend County TX GO	4.000%	3/1/13	1,305	1,405
Fort Worth TX GO	4.000%	3/1/12	4,260	4,534
Gulf Coast TX Waste Disposal Auth. Environmental Fac. Rev.
(BP Products North America Project) PUT	2.300%	9/3/13	9,000	9,040
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Hermann Health) VRDO	0.210%	11/6/09 LOC	10,000	10,000
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/12	15,000	16,333
2 Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (St. Luke’s Episcopal Health System)	5.000%	2/15/13	4,335	4,641
2 Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (St. Luke’s Episcopal Health System)	5.000%	2/15/14	5,915	6,312
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Thermal Utilities TECO Project)	5.000%	11/15/11	1,000	1,072
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Thermal Utilities TECO Project)	5.000%	11/15/13	500	555
Harris County TX GO	6.000%	8/1/14 (14)	23,045	27,041
1 Harris County TX GO TOB VRDO	0.210%	11/6/09 (13)	9,600	9,600
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children’s Hosp.) VRDO	0.200%	11/2/09	4,490	4,490
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children’s Hosp.) VRDO	0.220%	11/6/09	54,600	54,600
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke’s Episcopal Hosp.) VRDO	0.250%	11/6/09	10,000	10,000
Harris County TX Toll Road Rev. PUT	5.000%	8/15/12 (4)	5,000	5,437
Houston TX Airport System Rev.	5.250%	7/1/10 (4)	3,000	3,085
Houston TX GO	5.000%	3/1/12 (14)	21,040	22,856
Houston TX Independent School Dist. GO	5.000%	2/15/10	8,585	8,702
2 Houston TX Independent School Dist. GO	4.000%	7/15/12	3,010	3,227
Houston TX Independent School Dist. GO VRDO	0.230%	11/6/09	25,235	25,235
Houston TX Util. System Rev. PUT	5.000%	5/15/11 (2)	8,000	8,368
1 Houston TX Util. System Rev. TOB VRDO	0.310%	11/6/09 (4)	17,540	17,540
1 Houston TX Util. System Rev. TOB VRDO	0.310%	11/6/09 (1)	9,995	9,995
1 Houston TX Util. System Rev. TOB VRDO	0.310%	11/6/09 (4)	25,580	25,580
Irving TX Hosp. Auth. (Baylor Medical Center at Irving)	5.000%	7/1/10	4,720	4,802
Lone Star College TX System Rev.	5.000%	8/15/12	615	677
Lubbock TX	5.000%	2/15/12 (14)(Prere.)	4,355	4,751
Lubbock TX GO	5.000%	2/15/11	1,250	1,317
Lubbock TX Health Fac. (St. Joseph) PUT	3.050%	10/16/12	18,000	18,100
Mansfield TX Independent School Dist. VRDO	0.300%	11/6/09	9,090	9,090
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11	7,500	7,643
Montgomery County TX (Pass Thru Toll Rev.)	4.000%	3/1/12 (12)	2,000	2,125
Montgomery County TX (Pass Thru Toll Rev.)	5.000%	3/1/14 (12)	1,475	1,647
Montgomery County TX PUT	5.000%	9/1/10 (4)	2,500	2,575
North Texas Tollway Auth. Rev.	4.500%	1/1/10	2,500	2,514
North Texas Tollway Auth. Rev.	5.000%	1/1/11	5,745	5,946
North Texas Tollway Auth. Rev. PUT	5.000%	1/1/10	30,000	30,170
North Texas Tollway Auth. Rev. PUT	5.000%	1/1/10	47,500	47,780
North Texas Tollway Auth. Rev. PUT	5.250%	1/1/12	5,000	5,218
North Texas Tollway Auth. Rev. PUT	5.000%	1/1/13	20,000	21,064
Northside TX Independent School Dist. PUT	1.200%	6/1/10	10,000	10,002
Northside TX Independent School Dist. PUT	2.100%	6/1/11	10,000	10,050
Plano TX Independent School Dist.	5.000%	2/15/11	1,460	1,541
2 Plano TX Independent School Dist.	4.000%	2/15/13	1,210	1,301
1 Port Arthur TX Independent School Dist. GO TOB VRDO	0.360%	11/6/09 (12)	7,660	7,660
Richardson TX Independent School Dist. GO VRDO	0.240%	11/6/09	20,300	20,300
Richardson TX PUT	2.500%	6/15/10	8,880	8,900
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.000%	8/1/10	8,460	8,664
San Antonio TX Electric & Gas Rev.	5.000%	2/1/10	9,185	9,292

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Antonio TX Electric & Gas Rev.	5.250%	2/1/10	10,760	10,892
San Antonio TX Electric & Gas Rev.	5.500%	2/1/10	10,000	10,129
San Antonio TX Electric & Gas Rev.	5.500%	2/1/11	16,085	17,039
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13	9,925	11,055
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13 (4)	8,000	8,943
San Antonio TX Electric & Gas Rev.	5.500%	2/1/14	6,210	7,065
San Antonio TX Electric & Gas System PUT	3.625%	12/1/10	30,000	30,910
1 San Antonio TX Electric & Gas TOB VRDO	0.260%	11/6/09	11,985	11,985
Sherman TX Independent School Dist. PUT	1.900%	8/1/10	7,500	7,518
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.	5.000%	8/15/12	2,745	2,935
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) VRDO	0.260%	11/2/09	15,000	15,000
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. VRDO	0.200%	11/6/09 LOC	39,150	39,150
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/11	3,850	4,065
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/12	5,000	5,428
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/13	2,000	2,207
Texas A & M Univ. Rev. Financing System	5.250%	5/15/10	10,000	10,257
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	2,500	2,658
Texas A & M Univ. Rev. Financing System	5.000%	5/15/12	7,000	7,653
Texas GO	2.500%	10/1/10	5,615	5,723
Texas GO	4.000%	10/1/11	7,005	7,430
Texas GO	5.000%	10/1/12	7,000	7,772
Texas GO	5.000%	10/1/13	7,500	8,477
Texas GO	5.000%	10/1/14	8,370	9,543
Texas GO Public Finance Auth.	5.000%	10/1/10	7,250	7,554
Texas GO Public Finance Auth.	5.000%	10/1/11	4,000	4,315
1 Texas GO TOB VRDO	0.210%	11/6/09	8,685	8,685
1 Texas GO TOB VRDO	0.210%	11/6/09	73,750	73,750
Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.530%	12/15/09	5,885	5,807
Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.600%	9/15/10	2,545	2,491
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/10	13,370	13,691
Texas Public Finance Auth. Rev.	5.000%	2/1/10 (14)	5,000	5,053
Texas State Transp. Comm. First Tier	5.000%	4/1/10	12,000	12,233
Texas State Transp. Comm. First Tier	5.000%	4/1/12	7,000	7,645
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,261
Texas State Univ. System Rev.	5.000%	3/15/10	1,000	1,017
Texas State Univ. System Rev.	5.000%	3/15/11	3,000	3,171
Texas Tech Univ. Rev. Refunding & Improvement	4.000%	2/15/11	2,010	2,092
Texas Tech Univ. Rev. Refunding & Improvement	4.000%	2/15/12	2,000	2,127
Texas TRAN	2.500%	8/31/10	60,000	61,040
Texas Water Dev. Board Rev.	5.000%	7/15/14	1,355	1,530
Texas Water Dev. Board Rev.	5.000%	7/15/14	5,260	5,938
Titus County TX Fresh Water Supply Dist. Rev.	4.500%	7/1/11	3,500	3,604
Tyler TX Independent School Dist. GO	3.500%	2/15/11	1,845	1,910
Tyler TX Independent School Dist. GO	3.750%	2/15/13	2,150	2,295
Univ. of Houston TX Rev.	5.500%	2/15/10 (1)(Prere.)	5,500	5,583
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/10	4,470	4,633
Univ. of Texas Rev. Finance Systems	5.000%	8/15/13 (Prere.)	24,900	28,018
Univ. of Texas Rev. Finance Systems	5.000%	8/15/13 (Prere.)	10,000	11,252
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	0.200%	11/6/09	19,550	19,550
				1,185,426
Utah (0.5%)
Davis County UT School Dist.	5.000%	6/1/11	1,605	1,713
Intermountain Power Agency Utah Power Supply Rev.	4.000%	7/1/10	11,795	12,053
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/10 (4)	6,290	6,478
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/11	5,000	5,320
Utah GO	5.375%	7/1/10	2,000	2,067
Utah GO	5.375%	7/1/12	11,000	12,261
Utah GO	4.000%	7/1/14	10,000	10,929
Utah GO	5.000%	7/1/14	4,000	4,550
				55,371
Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/14	3,350	3,555

Virginia (2.7%)
1 Fairfax County VA IDA Rev. TOB VRDO	0.200%	11/6/09	9,500	9,500
Fairfax County VA Public Improvement GO	5.000%	4/1/10	10,000	10,197
Fairfax County VA Public Improvement GO	5.000%	10/1/10	30,195	31,483
Fairfax County VA Public Improvement GO	4.000%	4/1/11	4,780	5,010
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.000%	11/30/11	15,000	15,719
New River Valley VA Jail Auth. Fac. Rev.	4.000%	4/1/11	10,000	10,074
Norfolk VA Redev. Housing Auth. Rev. VRDO	0.200%	11/2/09 LOC	15,520	15,520

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	0.210%	11/2/09 (4)	12,115	12,115
1 Univ. of Virginia TOB VRDO	0.200%	11/2/09	17,040	17,040
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	9/1/11	3,500	3,766
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/12	1,650	1,794
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/13	3,525	3,921
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/13	2,010	2,236
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/12	10,000	10,871
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/11	4,500	4,842
Virginia Commonwealth Transp. Board Federal Highway Rev.	5.000%	10/1/10	5,000	5,210
Virginia Commonwealth Transp. Board Federal Highway Rev.	5.500%	10/1/10	16,345	17,106
Virginia GO	4.000%	6/1/11	4,000	4,213
Virginia Public Building Auth. Public Fac. Rev.	5.000%	8/1/11	2,290	2,457
Virginia Public Building Auth. Public Fac. Rev.	5.000%	8/1/14	4,080	4,634
Virginia Public Building Auth. Rev.	3.000%	8/1/10	10,675	10,885
Virginia Public Building Auth. Rev.	5.000%	8/1/10	4,000	4,139
Virginia Public Building Auth. Rev.	5.000%	8/1/12	6,525	7,201
Virginia Public School Auth. Rev.	5.000%	8/1/10	3,665	3,792
Virginia Public School Auth. Rev.	5.000%	8/1/10	5,900	6,105
Virginia Public School Auth. Rev.	5.000%	8/1/10	6,000	6,209
Virginia Public School Auth. Rev.	5.500%	8/1/10	4,645	4,823
Virginia Public School Auth. Rev.	5.000%	4/15/11	4,000	4,250
Virginia Public School Auth. Rev.	4.000%	8/1/11	4,275	4,515
Virginia Public School Auth. Rev.	5.000%	8/1/11	4,135	4,439
Virginia Public School Auth. Rev.	5.000%	8/1/11	1,500	1,611
Virginia Public School Auth. Rev.	4.000%	8/1/12	6,435	6,932
Virginia Public School Auth. Rev.	5.000%	8/1/14	20,000	22,734
1 Viriginia State Resource Auth. Infrastructure Rev. TOB VRDO	0.210%	11/6/09	5,415	5,415
				280,758
Washington (3.8%)
1 Bellevue WA GO TOB VRDO	0.360%	11/6/09	5,445	5,445
1 Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	0.260%	11/6/09 (4)	8,280	8,280
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/10	42,450	43,757
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/14	6,940	7,808
1 Grant County WA Public Util. Dist. No. 002 TOB VRDO	0.240%	11/6/09 (4)	11,965	11,965
King County WA (Bellevue School Dist.) GO	5.000%	12/1/10 (4)	2,965	3,108
King County WA School Dist. GO	5.000%	6/1/12	6,700	7,345
1 King County WA Sewer Rev. TOB VRDO	0.230%	11/2/09 (4)	7,885	7,885
Port of Seattle WA Rev.	5.000%	3/1/10 (4)	3,230	3,280
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/10 (4)	5,065	5,219
Washington (Motor Vehicle Fuel Tax) GO	5.000%	9/1/11 (14)	1,500	1,612
Washington GO	4.000%	1/1/10	11,985	12,058
Washington GO	4.000%	1/1/10 (2)	7,885	7,933
Washington GO	4.000%	1/1/10	4,055	4,080
Washington GO	5.000%	7/1/10 (4)	1,810	1,865
Washington GO	5.000%	7/1/10	7,000	7,213
Washington GO	5.000%	7/1/10	5,525	5,693
Washington GO	5.000%	1/1/11 (2)	21,735	22,819
Washington GO	4.000%	2/1/11	7,845	8,163
Washington GO	4.000%	2/1/11	6,130	6,378
Washington GO	5.000%	7/1/11	4,750	5,078
Washington GO	5.000%	1/1/12 (2)	12,255	13,271
Washington GO	4.000%	2/1/12	3,915	4,162
Washington GO	5.000%	1/1/13	13,605	15,055
Washington GO	5.000%	1/1/13	10,535	11,658
Washington GO	5.000%	2/1/13	5,285	5,859
Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/11	3,295	3,521
Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/11	8,970	9,612
Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/12	5,555	6,103
Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/13	5,050	5,654
Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/13	9,215	10,328
Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/14	9,440	10,662
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.200%	11/6/09 (4)	14,535	14,535
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.200%	11/6/09 LOC	22,575	22,575
Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/11	900	965
Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/12	1,315	1,415
Washington Health Care Fac. Auth. (Southwest Washington Medical Center) VRDO	0.250%	11/6/09 LOC	27,385	27,385
Washington Health Care Fac. Auth. (Southwest Washington Medical Center) VRDO	0.290%	11/6/09 LOC	14,355	14,355
Washington Higher Educ. Fac. Auth. (Whitman College) VRDO	0.220%	11/6/09	25,970	25,970
Washington Public Power Supply System Rev. (Nuclear Project) VRDO	0.220%	11/6/09 LOC	8,270	8,270
				398,339

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia (0.5%)
West Virginia Commissioner of Highways Special Obligation	4.000%	9/1/10	3,000	3,086
West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/12	4,970	5,464
West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/13	4,645	5,181
West Virginia GO	5.500%	6/1/10 (4)	5,000	5,150
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/13	1,300	1,371
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/14	5,150	5,441
West Virginia Hosp. Finance Auth. Rev. (United Health Systems) VRDO	0.200%	11/2/09 LOC	21,625	21,625
West Virginia Water Dev. Auth. Rev.	5.625%	10/1/10 (4)(Prere.)	5,000	5,242
				52,560
Wisconsin (1.8%)
Badger Tobacco Asset Securitization Corp. WI	6.000%	6/1/12 (Prere.)	13,990	15,552
Badger Tobacco Asset Securitization Corp. WI	6.125%	6/1/12 (Prere.)	63,600	69,445
Badger Tobacco Asset Securitization Corp. WI	6.375%	6/1/12 (Prere.)	10,000	11,211
Milwaukee WI GO	5.000%	10/1/10 (14)	12,735	13,270
Oneida Tribe of Indians VRDO	0.260%	11/6/09 LOC	6,380	6,380
Racine WI Solid Waste Disposal Rev. (Republic Services Project) VRDO	0.300%	11/6/09 LOC	5,000	5,000
Wisconsin GO	5.000%	5/1/10 (14)	14,405	14,741
Wisconsin GO	5.000%	5/1/10 (14)	8,690	8,892
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	4.750%	8/15/14	8,000	7,930
Wisconsin Health & Educ. Fac. Auth. Rev. (GoodWill Ind. North Central) VRDO	0.220%	11/6/09 LOC	4,970	4,970
Wisconsin Health & Educ. Fac. Auth. Rev. (Luther Hosp.)	5.000%	11/15/13	1,000	1,097
Wisconsin Health & Educ. Fac. Auth. Rev. (Medical College Wisconsin) VRDO	0.200%	11/6/09 LOC	9,600	9,600
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/10 (4)	1,000	1,020
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/11 (4)	1,215	1,261
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/12 (4)	1,330	1,385
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/13 (4)	1,320	1,374
Wisconsin Health & Educ. Fac. Auth. Rev. (Wheaton Franciscan Services)	5.750%	2/15/12 (Prere.)	5,000	5,573
Wisconsin Petroleum Inspection Fee Rev.	5.000%	7/1/14	5,000	5,592
Wisconsin Transp. Rev.	5.000%	7/1/10	1,500	1,546
Wisconsin Transp. Rev.	5.000%	7/1/11	1,000	1,068
Wisconsin Transp. Rev.	5.000%	7/1/13 (Prere.)	4,000	4,501
				191,408
Total Tax-Exempt Municipal Bonds (Cost $10,031,944)				10,120,600

			Shares
Temporary Cash Investment (2.9%)
Money Market Fund (2.9%)
4 Vanguard Municipal Cash Management Fund (Cost $303,873)	0.213%	303,873,198		303,873
Total Investments (100.2%) (Cost $10,335,817)				10,424,473
Other Assets and Liabilities (–0.2%)
Other Assets				120,365
Liabilities				(146,005)
				(25,640)
Net Assets (100%)				10,398,833

Short-Term Tax-Exempt Fund

At October 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	10,317,771
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(6,114)
Unrealized Appreciation (Depreciation)
Investment Securities	88,656
Futures Contracts	(1,480)
Net Assets	10,398,833

Investor Shares—Net Assets
Applicable to 173,846,727 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,761,388
Net Asset Value Per Share—Investor Shares	$15.88

Admiral Shares—Net Assets
Applicable to 480,825,145 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,637,445
Net Asset Value Per Share—Admiral Shares	$15.88

• See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the aggregate value of these securities was $1,182,830,000, representing 11.4% of net assets.

2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2009.

3 Securities with a value of $1,810,000 have been segregated as initial margin for open futures contracts.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.6%)
Alabama (0.9%)
Alabama Public School & College Auth.	5.000%	12/1/11	7,750	8,325
Alabama Public School & College Auth.	5.000%	12/1/12	20,000	21,900
Alabama Public School & College Auth.	5.000%	5/1/13 (4)	10,000	10,745
Alabama Public School & College Auth.	5.000%	12/1/13	35,840	39,674
Alabama Public School & College Auth.	5.500%	8/1/18 (4)	18,195	18,523
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/09 (4)(ETM)	3,000	2,999
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/10 (4)(ETM)	2,130	2,231
Univ. of Alabama Birmingham Hosp. Rev.	5.000%	9/1/15	1,005	1,057
				105,454
Arizona (1.9%)
Arizona COP	5.000%	9/1/14 (4)	4,800	5,306
Arizona COP	5.000%	9/1/15 (4)	4,000	4,415
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/10	4,055	4,084
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11	2,000	2,090
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12	2,000	2,116
1 Arizona Health Fac. Auth. Rev. (Catholic West) PUT	5.000%	7/2/12	10,000	10,536
Arizona School Fac. Board Rev.	5.000%	1/1/14	5,000	5,627
Arizona School Fac. Board Rev. COP	5.250%	9/1/12 (4)	12,350	13,594
Arizona School Fac. Board Rev. COP	5.000%	9/1/14	16,000	17,688
Arizona School Fac. Board Rev. COP	5.000%	9/1/15	9,000	9,933
Arizona School Fac. Board Rev. COP	5.000%	9/1/16 (14)	15,000	16,287
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,924
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/14	8,055	9,077
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,648
Arizona Transp. Board Highway Rev.	5.000%	7/1/14	9,075	10,244
Maricopa County AZ Regional Public Transp. Auth. Excise Tax Rev.	5.000%	7/1/16	2,630	2,951
Maricopa County AZ USD	5.000%	7/1/10 (4)	7,230	7,455
Mesa AZ IDA Rev. Discovery Health Systems	5.875%	1/1/10 (14)(Prere.)	7,000	7,135
Mohave County AZ IDA Correctional Fac. Contract Rev. (Mohave Prison Project)	5.000%	4/1/10 (10)(ETM)	5,090	5,188
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/12	5,075	5,490
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/13	3,660	4,015
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/15	5,000	5,504
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/16	3,055	3,349
Phoenix AZ Civic Improvement Corp. Rev.	5.000%	7/1/11 (14)	5,215	5,510
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.000%	7/1/10 (14)	5,600	5,773
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/10 (14)	5,000	5,151
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/12 (14)	5,000	5,491
Pima County AZ COP	5.000%	6/1/11	5,000	5,291
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.500%	1/1/10 (14)	10,000	10,085
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/11	12,585	13,208
Scottsdale AZ Refunding	5.000%	7/1/13	5,000	5,640
				221,805
California (8.9%)
California GO	3.000%	5/25/10	25,000	25,268
California GO	5.000%	3/1/12	10,755	11,540
California GO	5.000%	4/1/12	5,000	5,376
California GO	5.000%	5/1/13	23,475	25,506
California GO	5.000%	9/1/13	32,125	35,057
California GO	5.000%	11/1/13	13,695	14,980
California GO	5.000%	8/1/14	1,970	2,143
California GO	5.000%	4/1/15	21,300	22,995
California GO	5.000%	6/1/15	3,250	3,489
California GO	5.000%	6/1/15 (14)	5,100	5,508
California GO	5.000%	3/1/16 (14)	6,510	6,834
California GO	5.000%	5/1/16	2,150	2,268
California GO	5.000%	10/1/16	28,605	30,429
California GO	5.000%	11/1/16 (2)	5,375	5,718
California GO	5.000%	10/1/17	20,000	21,126
California GO	5.000%	10/1/17	4,005	4,230
California GO CP	0.400%	11/4/09 LOC	5,664	5,664
California GO CP	0.400%	11/5/09 LOC	2,181	2,181
California GO CP	0.420%	11/5/09 LOC	1,166	1,166
California GO CP	0.450%	11/10/09 LOC	4,600	4,600
California Health Fac. Finance Auth. Rev.	5.000%	7/1/14	3,000	3,156
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/10	3,220	3,286
1 California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/1/14	23,180	24,789
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/10	2,000	2,062
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/12	3,000	3,200
California Health Fac. Finance Auth. Rev. (St. Joseph Health System) PUT	5.000%	10/16/14	20,000	21,294

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Fac. Finance Auth. Rev. (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	20,847
California Health Fac. Finance Auth. Rev. (Stanford Hospital) PUT	3.450%	6/15/11	7,000	7,199
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/12	5,000	5,271
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/13	2,210	2,346
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/14	5,000	5,324
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12	5,000	5,305
California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator)	5.000%	2/1/11	10,000	10,387
California Infrastructure & Econ. Dev. Bank Rev. PUT	1.650%	4/1/11	6,500	6,533
California PCR Financing Auth. COP	5.000%	2/1/14	1,230	1,258
California Pollution Control Finance Auth. Environmental Improvement Rev.
(BP West Coast Products) PUT	2.600%	9/2/14	5,000	4,996
California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/15 (14)	10,000	10,970
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/11	3,770	3,952
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/12	2,500	2,677
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/13	7,500	8,127
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12 (2)(Prere.)	10,955	12,274
California State Econ. Recovery Bonds	5.250%	1/1/11	12,640	13,201
California State Econ. Recovery Bonds	5.250%	7/1/13	2,500	2,742
California State Econ. Recovery Bonds	5.250%	7/1/14 (14)	2,500	2,746
California State Econ. Recovery Bonds PUT	5.000%	3/1/10	24,000	24,370
California State Econ. Recovery Bonds PUT	5.000%	7/1/10	24,000	24,724
California State Econ. Recovery Bonds PUT	5.000%	7/1/11	12,000	12,849
California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.100%	4/1/13 (10)	5,000	5,130
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/10	1,100	1,114
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/14	15,000	16,239
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.875%	4/1/10	19,600	19,874
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.450%	5/1/11	15,335	15,677
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	6/1/12	10,000	10,400
California Statewide Community Dev. Auth. Rev. (Presbyterian Homes)	5.250%	11/15/14	1,270	1,311
Central Valley CA Financing Auth. Cogeneration Project Rev. (Carson Ice)	5.000%	7/1/15	750	813
Central Valley CA Financing Auth. Cogeneration Project Rev. (Carson Ice)	5.000%	7/1/16	805	870
Desert Sands CA School Dist.	0.000%	6/1/12 (2)	10,000	9,519
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/1/15 (ETM)	18,535	16,160
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.000%	1/15/16 (14)	8,400	8,267
Golden State Tobacco Securitization Corp. California	5.000%	6/1/10 (ETM)	2,500	2,562
Golden State Tobacco Securitization Corp. California	5.000%	6/1/11	8,000	8,191
Golden State Tobacco Securitization Corp. California	5.000%	6/1/12	10,000	10,283
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13	5,655	5,812
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	37,210	41,901
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	21,410	24,201
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	65,760	73,132
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	30,000	35,077
Golden State Tobacco Securitization Corp. California	7.900%	6/1/13 (Prere.)	20,000	24,136
Kings River Conservation Dist. California COP	5.000%	5/1/10	4,000	4,041
Los Angeles CA USD GO	5.000%	7/1/14	5,725	6,331
Los Angeles CA USD GO	5.000%	7/1/15	10,240	11,441
Los Angeles CA USD GO	5.000%	7/1/15	4,200	4,693
Los Angeles CA USD GO	5.000%	7/1/16	19,595	21,897
Los Angeles CA Wastewater System Rev.	5.000%	6/1/13	11,205	12,503
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/11 (14)	5,000	5,166
Los Angeles County CA Metro. Transp. Auth. Rev. (Capital Grant Receipts Gold Line Project)	5.000%	10/1/12 (14)	8,000	8,206
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/16	22,315	25,209
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/16	5,000	5,649
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/12 (14)	7,710	8,225
Natomas CA USD COP PUT	5.000%	2/1/10 (2)	10,000	10,013
Newport Beach CA Rev. (Hoag Memorial Hosp.) PUT	5.000%	2/7/13	8,490	9,178
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/14 (12)	2,760	3,055
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,427
Orange County CA Airport Rev.	5.000%	7/1/16	3,435	3,715
Orange County CA Public Financing Lease Rev.	5.000%	7/1/12 (14)	3,165	3,417
Riverside County CA Transp. Commission Sales Tax Rev. VRDO	0.230%	11/6/09	12,500	12,500
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/13	750	815
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/15	700	759
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/16	1,000	1,081
Sacramento County CA Airport Rev.	5.000%	7/1/13	7,200	7,821
Sacramento County CA Airport Rev.	5.000%	7/1/14	6,615	7,202
Sacramento County CA Airport Rev.	5.000%	7/1/15	8,245	8,937
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/16	11,840	12,929
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/16	14,000	15,288
Univ. of California Rev.	5.000%	5/15/10 (14)	3,500	3,586
Univ. of California Rev.	5.000%	5/15/11 (14)	2,500	2,656

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of California Rev.	5.000%	5/15/12 (14)	3,000	3,277
Ventura County CA COP Public Finance Auth.	5.000%	8/15/16	2,750	2,965
				1,039,614
Colorado (1.0%)
Colorado Educ. & Cultural Fac. Auth. Rev. (YMCA Rockies Project) VRDO	0.200%	11/2/09 LOC	5,000	5,000
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	0.200%	11/6/09	25,800	25,800
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	0.300%	11/6/09	6,450	6,450
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.260%	11/6/09	21,900	21,900
Denver CO City & County Airport Rev.	5.000%	11/15/14	1,840	2,028
Denver CO City & County Airport Rev.	5.000%	11/15/16	2,500	2,720
Denver CO City & County COP VRDO	0.180%	11/2/09	5,000	5,000
E-470 Public Highway Auth. Colorado Rev. PUT	5.000%	9/1/13 (14)	11,485	12,082
Jefferson County CO School Dist. GO	5.000%	12/15/12 (2)	3,500	3,895
Regional Transp. Dist. of Colorado Sales Tax Rev.	5.000%	11/1/16 (2)(Prere.)	22,500	26,035
Univ. of Colorado Hosp. Auth. Rev.	5.000%	11/15/13	1,960	2,047
Univ. of Colorado Hosp. Auth. Rev.	5.000%	11/15/14	1,000	1,044
Univ. of Colorado Hosp. Auth. Rev.	5.000%	11/15/16	1,290	1,324
				115,325
Connecticut (0.9%)
Connecticut GO	5.500%	12/15/11	5,435	5,973
Connecticut GO	5.000%	4/1/12 (14)	9,190	10,057
Connecticut GO	5.000%	3/15/13	10,000	11,173
Connecticut GO	5.000%	12/1/13 (14)	3,930	4,464
Connecticut GO	5.000%	3/1/16	4,705	5,384
Connecticut GO	5.000%	5/1/16	10,000	11,466
2 Connecticut GO TOB VRDO	0.200%	11/2/09	37,030	37,030
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	2/1/14	5,270	5,878
Connecticut State Health & Educ. Fac. Auth. (Greenwich Hosp.) VRDO	0.220%	11/6/09 LOC	14,000	14,000
				105,425
Delaware (0.2%)
Delaware GO	5.000%	1/1/13	9,450	10,526
Delaware GO	5.000%	8/1/15 (Prere.)	5,000	5,623
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/14	4,070	4,619
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/16	4,485	5,111
				25,879
District of Columbia (0.9%)
District of Columbia GO	5.000%	6/1/10 (4)	2,045	2,100
District of Columbia GO	5.500%	6/1/10 (2)	1,335	1,370
District of Columbia GO	5.750%	6/1/10 (14)(ETM)	5,000	5,153
District of Columbia GO	5.000%	6/1/11 (4)	2,500	2,661
District of Columbia GO	5.000%	6/1/12 (4)	2,500	2,733
District of Columbia GO	5.500%	6/1/12 (4)(Prere.)	10,000	10,137
District of Columbia GO	5.000%	6/1/13 (4)	4,000	4,447
District of Columbia GO	5.000%	6/1/14 (14)	4,900	5,297
District of Columbia GO	5.000%	6/1/15 (14)	5,000	5,336
2 District of Columbia GO TOB VRDO	0.210%	11/6/09 (13)	10,005	10,005
2 District of Columbia Income Tax Rev. TOB VRDO	0.200%	11/6/09	4,000	4,000
District of Columbia Rev. (American College of Cardiology) VRDO	0.550%	11/6/09 LOC	39,200	39,200
District of Columbia Rev. (American Univ.) VRDO	0.200%	11/2/09 LOC	6,500	6,500
District of Columbia Rev. (Catholic Univ. of America)	5.500%	10/1/19 (2)	1,410	1,426
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/13	3,000	3,318
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/15	3,375	3,758
				107,441
Florida (6.6%)
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/10	4,900	4,917
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	4.500%	12/1/11	5,900	5,914
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/09	2,000	2,008
Broward County FL School Board COP	5.000%	7/1/11 (2)	4,460	4,702
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/10 (14)	10,000	10,077
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/11 (14)	10,000	10,258
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/11	25,000	25,748
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/12 (14)	15,000	15,569
Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14	15,000	15,862
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/15 (14)	11,000	11,369
Clay County FL Sales Surtax Rev.	5.000%	10/1/13 (12)	7,025	7,721
2 Duval County FL School Board COP TOB VRDO	0.510%	11/6/09 (4)	13,720	13,720
Florida Board of Educ. Public Educ.	5.000%	1/1/11	25,080	26,336
Florida Board of Educ. Public Educ.	5.000%	1/1/11	6,810	7,151
Florida Board of Educ. Public Educ.	5.000%	1/1/12	27,730	29,986
Florida Board of Educ. Public Educ.	5.000%	6/1/16	5,065	5,620

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/10	2,495	2,563
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14	4,225	4,741
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/12	7,630	8,281
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/13	8,010	8,807
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14	8,410	9,288
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15 (14)	9,555	10,586
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15	8,830	9,744
Florida Dept. of Environmental Protection & Preservation Rev.	5.750%	7/1/12 (14)	7,050	7,315
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/13	5,820	6,390
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/14	6,110	6,742
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/15	6,415	7,072
Florida Dept. of Transp.	6.375%	7/1/10	10,075	10,469
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12	37,600	40,409
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14	22,000	23,684
Florida Rural Util. Financing Comm. Rev.	4.000%	2/1/11	11,125	11,164
Florida Rural Util. Financing Comm. Rev.	3.500%	11/1/11	7,815	7,841
Florida Turnpike Auth. Rev.	5.000%	7/1/15 (4)	5,000	5,410
Florida Turnpike Auth. Rev.	5.000%	7/1/16	3,480	3,853
Highlands County FL Health Rev. (Adventist Health System) PUT	5.000%	11/16/09	25,000	25,042
Highlands County FL Health Rev. (Adventist Health System) VRDO	0.550%	11/6/09 LOC	10,675	10,675
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/14	2,000	2,213
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/16	2,505	2,676
Hillsborough County FL IDA PUT	5.150%	9/1/13	8,000	8,301
Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.210%	11/2/09 (14)LOC	26,055	26,055
Jacksonville FL Captial Project Rev. VRDO	0.550%	11/6/09 LOC	9,805	9,805
Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. (Methodist Hosp.) VRDO	0.240%	11/2/09 LOC	3,490	3,490
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/16	4,675	5,185
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/11	7,500	7,612
Jacksonville FL Excise Taxes Rev.	5.000%	10/1/13	1,185	1,305
Jacksonville FL Excise Taxes Rev.	5.000%	10/1/16	1,185	1,298
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center Project) VRDO	0.200%	11/2/09 LOC	15,770	15,770
Kissimmee FL Util. Auth. Electric System Rev.	5.250%	10/1/16 (4)	3,750	4,158
Miami-Dade County FL Health Fac. Auth. Hosp. Rev. PUT	4.550%	8/1/13 (14)	5,000	5,169
Miami-Dade County FL Health Fac. Auth. Rev. (Miami Childrens Hosp.) VRDO	0.220%	11/6/09 (14)LOC	12,200	12,200
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	4,000	4,373
Miami-Dade County FL School Board COP PUT	5.000%	5/1/11 (14)	15,000	15,421
Orange County FL Tourist Dev. Rev.	5.000%	10/1/14	8,715	9,434
Orange County FL Tourist Dev. Rev.	5.000%	10/1/16	16,260	17,439
Orlando & Orange County FL Expressway Auth. VRDO	0.250%	11/6/09 (4)	31,500	31,500
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/14 (14)	16,300	19,254
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	4,430	4,937
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	8,190	9,126
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	4,500	5,015
Palm Beach County FL School Board COP VRDO	0.300%	11/6/09 (4)	2,675	2,675
Polk County FL School Board COP VRDO	0.210%	11/2/09 LOC	10,000	10,000
South Broward FL Hosp. Dist. Rev.	5.625%	5/1/12 (14)(Prere.)	9,000	10,025
South Florida Water Management Dist.	5.000%	10/1/10 (2)	3,000	3,109
South Florida Water Management Dist.	5.000%	10/1/11 (2)	7,100	7,581
South Florida Water Management Dist.	5.000%	10/1/12 (2)	2,150	2,347
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/11	4,990	5,273
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/12	3,000	3,209
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	8,684
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.500%	2/1/13 (Prere.)	10,000	11,277
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/13	2,500	2,695
Univ. Athletic Assn. Inc. Florida Athletic Program Rev. PUT	3.800%	10/1/11 LOC	4,000	4,044
Univ. Athletic Assn. Inc. Florida Capital Improvement Rev. PUT	3.500%	10/1/10 LOC	5,000	5,117
Univ. of South Florida Financing Corp. VRDO	0.220%	11/6/09 LOC	53,550	53,550
				768,356
Georgia (3.2%)
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/14	5,000	5,371
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/16	9,385	9,912
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	5,000	5,142
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	10,000	10,284
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12	11,000	11,629
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) PUT	4.750%	4/1/11 (14)	14,500	15,035
Coffee County GA School Dist. GO	6.000%	8/1/10	1,000	1,042
Coweta County GA Dev. Auth. Rev. (Metro Atlanta YMCA Project) VRDO	0.550%	11/6/09 LOC	15,000	15,000
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	0.370%	11/6/09 LOC	24,980	24,980
Fulton County GA Dev. Auth. (Piedmont Healthcare Inc. Project) VRDO	0.550%	11/6/09 LOC	48,000	48,000
Fulton County GA Water & Sewer Rev.	5.250%	1/1/14 (14)	10,000	10,084
Georgia GO	5.250%	12/1/10	6,775	7,128

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	8/1/11	17,890	19,235
Georgia GO	5.000%	10/1/11	3,810	4,121
Georgia GO	3.500%	1/1/13	8,315	8,876
Georgia GO	5.000%	4/1/13	10,815	12,124
3 Georgia GO	5.500%	7/1/14	4,000	4,646
Georgia GO	4.000%	1/1/15	2,000	2,180
Georgia GO	5.500%	7/1/15	19,095	22,391
Georgia GO	5.000%	7/1/16	5,000	5,773
Georgia GO	5.500%	7/1/16	5,000	5,674
Georgia GO	5.000%	10/1/16	1,910	2,211
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/10	2,500	2,568
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/14	16,000	17,986
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/13	5,260	5,743
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/13 (4)	4,885	5,449
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.500%	11/6/09 LOC	4,400	4,400
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.500%	11/6/09 LOC	11,000	11,000
Gwinnett County GA School Dist. GO	5.000%	2/1/12	10,000	10,909
Gwinnett County GA School Dist. GO	5.000%	2/1/13	10,000	11,163
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12	12,000	12,471
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12	15,000	15,933
Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.000%	1/1/14	4,995	5,478
Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.000%	1/1/15	3,685	4,047
Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.000%	1/1/15	2,060	2,262
Paulding County GA School Dist. GO	5.000%	8/1/11	1,000	1,072
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/11	10,000	10,766
				372,085
Hawaii (1.0%)
Hawaii GO	5.000%	7/1/10 (2)	14,250	14,694
Hawaii GO	5.000%	10/1/10 (14)(ETM)	5,090	5,307
Hawaii GO	5.000%	7/1/11 (2)	24,310	26,025
Hawaii GO	5.000%	7/1/12 (2)	23,735	26,157
Hawaii GO	5.000%	6/1/16	17,035	19,329
Hawaii Highway Rev.	5.375%	7/1/11 (4)(Prere.)	5,125	5,519
Honolulu HI City & County GO	5.000%	7/1/11 (14)	4,750	5,079
Honolulu HI City & County GO	5.250%	7/1/11 (14)	3,900	4,185
Honolulu HI City & County GO	5.000%	7/1/12 (14)	4,320	4,751
				111,046
Idaho (0.0%)
Idaho Housing & Finance Assn. RAN	5.000%	7/15/13	4,070	4,537

Illinois (2.9%)
Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/11 (14)	5,185	4,981
Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/13 (14)	13,400	11,927
Chicago IL Board of Educ. GO	0.000%	12/1/09 (14)	9,895	9,883
Chicago IL Board of Educ. GO	0.000%	12/1/10 (14)	4,000	3,927
Chicago IL GO	5.700%	7/1/10 (3)(Prere.)	9,655	10,098
Chicago IL GO	5.000%	1/1/14 (4)	37,590	41,745
Chicago IL GO	5.000%	1/1/14 (4)(Prere.)	4,135	4,664
Chicago IL GO	5.500%	1/1/16 (4)	6,070	6,933
Chicago IL Housing Auth. Capital Project Rev.	5.250%	7/1/10 (ETM)	5,000	5,165
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/12 (4)	2,500	2,669
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/13 (4)	4,200	4,558
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/14 (4)	4,035	4,410
Du Page & Will Counties IL Community School Dist. GO	5.500%	12/30/11 (Prere.)	4,725	5,201
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	0.200%	11/2/09	12,000	12,000
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	3.375%	2/3/14	5,000	5,148
Illinois Finance Auth. (Advocate Health Care) Rev.	3.875%	5/1/12	5,000	5,100
Illinois Finance Auth. Rev. (Carle Foundation) VRDO	0.170%	11/6/09 LOC	10,000	10,000
Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.200%	11/2/09	14,000	14,000
Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.250%	11/2/09	12,600	12,600
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/14	5,500	5,967
2 Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	0.200%	11/6/09	10,200	10,200
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/12 (4)	4,200	4,474
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/13 (4)	4,275	4,575
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/13 (4)	4,300	4,602
Illinois GO	5.000%	3/1/10	6,300	6,393
Illinois GO	5.000%	1/1/11	7,000	7,333
Illinois GO	5.500%	8/1/14	7,275	7,502
Illinois GO	5.500%	8/1/18 (4)	5,000	5,150
Illinois Health Fac. Auth. Rev. (Advocate Health Care Network) PUT	4.375%	7/1/14	5,160	5,163
Illinois Health Fac. Auth. Rev. (Revolving Fund Pooled) VRDO	0.250%	11/2/09 LOC	22,200	22,200

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Sales Tax Rev.	5.000%	6/15/10	1,500	1,543
Illinois Sales Tax Rev.	5.250%	6/15/12	2,000	2,204
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/15 (4)	17,970	20,043
2 Metro. Pier & Exposition Auth. IL Dedicated Sales Tax Rev. TOB VRDO	0.860%	11/6/09	19,050	19,050
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/11 (14)	20,000	19,038
2 Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	0.310%	11/6/09 (14)	9,455	9,455
Winnebago & Bonne Counties IL School Dist. GO	5.000%	2/1/12 (2)	4,000	4,141
Winnebago & Boone Counties IL School Dist. GO	5.000%	2/1/13 (2)	5,000	5,182
				339,224
Indiana (1.5%)
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/13	3,000	3,246
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/14	3,485	3,771
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/15	3,570	3,809
1 Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/15	2,515	2,667
Indiana Finance Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group) VRDO	0.240%	11/6/09 LOC	13,000	13,000
Indiana Finance Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group) VRDO	0.240%	11/6/09 LOC	12,175	12,175
Indiana Finance Auth. Rev.	5.000%	7/1/12	13,725	14,874
Indiana Finance Auth. Rev. (Miami Correctional Fac.)	5.000%	7/1/13	6,620	7,364
Indiana Health & Educ. Fac. Financing Auth. Rev. (Ascension Health Credit Group)	4.100%	11/3/16	10,000	10,211
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group)	5.000%	5/1/13	3,750	4,063
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	4/1/10	10,000	10,193
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/10	7,930	8,281
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/11	5,500	5,880
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/10	2,000	2,013
Indiana Housing Finance Auth. Lease Rev.	5.000%	11/1/13	10,585	11,754
Rockport IN PCR (AEP Generating Co.) PUT	4.150%	7/15/11 (2)	10,000	10,076
St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame) PUT	3.875%	3/1/12	7,500	7,804
2 Tri-Creek Middle School Building Corp. TOB VRDO	0.240%	11/6/09 (4)	14,210	14,210
Whiting IN Environmental Fac. Rev. (BP Products) PUT	2.800%	6/2/14	28,000	28,261
				173,652
Iowa (0.1%)
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/14 (12)	2,800	3,019
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/15 (12)	2,395	2,569
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,769
				7,357
Kansas (0.4%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/13	32,590	36,834
Newton KS Hospital Rev. (Newton Healthcare Corp.) VRDO	0.260%	11/6/09 LOC	4,754	4,754
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/12	1,525	1,637
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/14	1,000	1,083
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/15	2,000	2,127
				46,435
Kentucky (0.8%)
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/12 (14)	13,065	14,360
1 Kentucky Econ. Dev. Finance Auth. Rev. (Catholic Health) PUT	5.000%	11/11/14	17,000	18,212
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15 (4)	40,000	45,253
Louisville & Jefferson County KY Metro. Environmental Facs. (Louisville Gas & Electric Co.) PUT	5.625%	12/3/12	10,000	10,663
Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/11	770	792
Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/12	810	840
Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/13	855	889
Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/16	990	1,012
				92,021
Louisiana (0.8%)
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/10 (14)	1,980	2,010
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/11 (14)	2,085	2,200
Louisiana Gasoline and Fuel Tax Rev. VRDO	0.180%	11/6/09 LOC	20,000	20,000
Louisiana GO	5.000%	5/1/10 (4)	16,980	17,369
Louisiana GO	5.250%	8/1/16 (14)	5,000	5,547
Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.850%	6/1/38	6,175	6,528
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	4.250%	10/1/10	17,250	17,504
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/13	2,675	2,758
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/14	3,950	4,066
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.250%	6/1/14 (2)	5,000	5,313
2 Louisiana State Gas & Fuels Tax Rev TOB VRDO	0.240%	11/6/09 (4)	15,000	15,000
				98,295
Maine (0.2%)
Maine GO	5.000%	7/15/10 (2)	3,095	3,197
Maine GO	5.000%	7/15/12 (2)	8,055	8,894

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maine Muni. Bond Bank Infrastructure Rev. (Transcap Project)	5.000%	9/1/13	2,090	2,346
Maine Muni. Bond Bank Infrastructure Rev. (Transcap Project)	5.000%	9/1/16	4,225	4,784
				19,221
Maryland (2.2%)
Maryland Dept. of Transp.	5.000%	5/1/10	16,975	17,375
Maryland Dept. of Transp.	4.000%	5/15/15	6,250	6,798
Maryland Dept. of Transp.	4.000%	5/15/16	6,305	6,831
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	4.750%	12/1/11	830	747
Maryland GO	5.250%	2/15/10	6,140	6,228
Maryland GO	5.000%	2/1/11	15,000	15,827
Maryland GO	5.000%	3/1/11	10,000	10,586
Maryland GO	5.000%	3/15/11	19,445	20,614
Maryland GO	5.000%	8/1/11	18,200	19,569
Maryland GO	5.000%	3/15/12	20,415	22,361
Maryland GO	5.000%	8/1/14	10,000	11,426
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	5/15/13	3,000	3,262
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/13	2,395	2,547
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/14	3,150	3,363
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/15	5,900	6,270
Maryland Transp. Auth. Rev.	5.000%	3/1/12	5,000	5,462
Maryland Transp. Auth. Rev.	5.000%	7/1/13	9,085	10,219
Maryland Transp. Auth. Rev.	5.000%	3/1/14	8,000	9,053
Maryland Transp. Auth. Rev.	5.000%	7/1/14	9,615	10,922
Maryland Transp. Auth. Rev.	5.000%	7/1/15	9,995	11,370
Montgomery County MD GO	5.000%	5/1/14	12,310	14,001
Washington Suburban Sanitation Dist. Maryland GO	4.000%	6/1/13	4,200	4,581
Washington Suburban Sanitation Dist. Maryland GO	4.000%	6/1/14	8,500	9,310
Washington Suburban Sanitation Dist. Maryland GO	4.000%	6/1/16	2,630	2,875
Washington Suburban Sanitation Dist. Maryland GO	5.000%	6/1/17	4,000	4,638
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/10	11,435	11,764
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.250%	6/1/10	5,000	5,144
				253,143
Massachusetts (4.3%)
Massachusetts Bay Transp. Auth. Rev. Sales Tax	5.000%	7/1/12 (Prere.)	3,395	3,752
2 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.510%	11/6/09	9,985	9,985
2 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.510%	11/6/09	21,705	21,705
2 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.550%	11/6/09	33,315	33,315
2 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.970%	11/6/09	21,445	21,445
Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	0.200%	11/2/09 LOC	9,970	9,970
Massachusetts GAN	5.750%	12/15/10	3,000	3,173
Massachusetts GO	5.875%	2/1/10 (Prere.)	10,000	10,241
Massachusetts GO	5.750%	6/1/10 (Prere.)	8,545	8,817
Massachusetts GO	5.000%	8/1/10	38,955	40,300
Massachusetts GO	6.000%	11/1/10	10,015	10,560
Massachusetts GO	5.500%	11/1/11 (4)	34,300	37,412
Massachusetts GO	5.000%	9/1/12	8,000	8,837
Massachusetts GO	5.500%	11/1/12 (4)	9,000	10,113
Massachusetts GO	5.000%	8/1/14	11,965	13,543
Massachusetts GO	5.000%	8/1/14	8,635	9,773
Massachusetts GO	5.000%	11/1/14	2,350	2,671
Massachusetts GO	5.500%	10/1/15	5,000	5,779
2 Massachusetts GO TOB VRDO	0.200%	11/2/09 (14)	25,040	25,040
2 Massachusetts GO TOB VRDO	0.550%	11/6/09 (4)LOC	18,400	18,400
2 Massachusetts GO TOB VRDO	0.550%	11/6/09 (4)LOC	12,920	12,920
Massachusetts GO VRDO	0.240%	11/2/09	6,800	6,800
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.000%	7/1/10 (Prere.)	5,825	6,105
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/16	4,090	4,782
Massachusetts Health & Educ. Fac. Auth. Rev. (Museum of Fine Arts) VRDO	0.200%	11/2/09	4,200	4,200
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12	8,000	8,134
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare) VRDO	0.170%	11/6/09	10,000	10,000
Massachusetts Housing Finance Agency Housing Rev. VRDO	0.300%	11/6/09 (4)	30,800	30,800
Massachusetts Port Auth. Rev.	5.500%	7/1/16 (4)	6,000	6,896
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/11 (4)	12,000	12,890
2 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	0.240%	11/6/09 (4)	3,800	3,800
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	10,000	11,268
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (3)(Prere.)	4,550	5,217
Massachusetts Special Obligation Rev.	5.000%	12/15/10 (4)	10,000	10,483
Massachusetts Special Obligation Rev.	5.500%	6/1/12	10,000	11,088
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/13	7,550	8,580
2 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.510%	11/6/09 (4)LOC	27,900	27,900
Massachusetts Water Resources Auth. Rev. VRDO	0.240%	11/6/09	4,100	4,100

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Springfield MA GO	5.000%	8/1/11 (14)	3,500	3,741
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/11 (2)	6,905	7,309
				501,844
Michigan (2.5%)
Clarkston MI Community School GO	5.000%	5/1/14 (4)	5,180	5,692
Detroit MI City School Dist. GO	5.000%	5/1/11 (3)	3,510	3,653
Detroit MI GO	5.000%	4/1/13 (12)	9,345	9,723
Detroit MI GO	5.000%	4/1/14 (12)	2,735	2,848
Detroit MI RAN	5.000%	3/1/10	10,000	10,087
Detroit MI Sewer System Rev.	6.000%	1/1/10 (3)(Prere.)	15,000	15,290
Detroit MI Sewer System Rev.	5.000%	7/1/10 (4)	8,510	8,693
Detroit MI Sewer System Rev. PUT	5.500%	1/1/12 (14)	20,000	20,709
Eastern Michigan Univ. Rev. VRDO	0.200%	11/2/09 LOC	10,500	10,500
Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/11	23,000	24,409
Kent Hosp. MI Finance Auth. Rev. PUT	5.000%	1/15/12	25,000	26,240
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11 (14)	33,000	33,218
Michigan Building Auth. Rev.	5.000%	10/15/12 (2)	5,615	6,054
Michigan Building Auth. Rev.	5.250%	10/15/16 (4)	7,200	7,640
Michigan Building Auth. Rev. PUT	5.000%	10/15/11 (2)	12,000	12,535
Michigan GO	5.000%	9/15/11 (4)	4,755	5,053
Michigan GO	5.000%	5/1/14	12,000	13,036
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	5/1/12	17,000	18,144
1 Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.500%	11/15/15	2,000	2,111
1 Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.000%	11/15/16	6,140	6,250
Michigan Muni. Bond Auth. Rev.	5.000%	10/1/15	2,315	2,604
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/10	3,000	3,123
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	3.550%	10/1/11	6,700	7,020
Michigan Trunk Line Rev.	5.000%	9/1/12 (4)	13,015	14,176
2 Michigan Trunk Line Rev. TOB VRDO	0.200%	11/2/09 (4)(Prere.)	8,265	8,265
Univ. of Michigan Univ. Rev.	5.250%	12/1/11	5,000	5,371
Univ. of Michigan Univ. Rev.	5.250%	12/1/12	8,500	9,268
				291,712
Minnesota (1.2%)
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/14	1,000	1,069
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/15	1,245	1,325
Minneapolis MN Health Care System (Allina Health System)	5.750%	11/15/12 (Prere.)	39,000	44,347
Minneapolis MN Health Care System (Allina Health System)	6.000%	11/15/12 (Prere.)	4,000	4,578
Minnesota GO	5.000%	11/1/10	8,845	9,250
Minnesota GO	5.250%	11/1/10 (Prere.)	6,375	6,682
Minnesota GO	4.000%	12/1/13	3,900	4,281
Minnesota GO	5.000%	12/1/13	10,615	12,071
Minnesota GO	5.000%	8/1/14	6,970	7,950
Minnesota GO	5.000%	12/1/14	8,145	9,347
Minnesota GO	5.000%	12/1/15	8,145	9,383
Minnesota GO	5.000%	12/1/16	8,150	9,426
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/13	7,825	8,379
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/14	5,250	5,654
				133,742
Mississippi (0.4%)
Madison County MS School Dist.	5.000%	9/1/10 (14)	4,370	4,524
Mississippi Business Finance Corp. Rev. (Promenade D’Iberville Project) VRDO	0.220%	11/6/09 LOC	2,000	2,000
Mississippi GO	6.000%	11/1/09 (Prere.)	7,250	7,251
Mississippi GO	5.250%	12/1/10	8,800	9,250
Mississippi GO	5.250%	11/1/14	8,970	10,316
Mississippi GO	5.000%	11/1/15 (14)	7,475	8,491
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/10	500	507
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/11	1,000	1,024
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/12	1,000	1,029
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/15	1,500	1,519
				45,911
Missouri (0.6%)
Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/13 (Prere.)	15,320	17,391
Missouri Health & Educ. Fac. Auth. ( Drury Collge) VRDO	0.200%	11/2/09 LOC	13,380	13,380
Missouri Health & Educ. Fac. Auth. (Washington Univ.) VRDO	0.230%	11/2/09	7,600	7,600
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (BJC Health System) VRDO	0.200%	11/6/09	12,500	12,500
Missouri Highways & Transp. Comm. Road Rev.	5.000%	2/1/12 (Prere.)	10,000	10,898
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/12 (14)	2,000	2,087
North Kansas City MO Hosp. Rev. (North Kansas City Hosp.) VRDO	0.200%	11/2/09 LOC	10,840	10,840
				74,696

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Multiple State (0.0%)
2 Tax-Exempt Muni. Infrastructure Improvement Trust TOB	4.220%	11/2/10 LOC	5,000	5,167

Nebraska (0.4%)
Central Plains Energy Project Nebraska Gas Project No. 1	0.552%	12/1/10	25,000	24,169
Central Plains Energy Project Nebraska Gas Project No. 1	5.000%	12/1/15	5,000	5,279
Nebraska Public Power Dist. Rev.	5.000%	1/1/10 (14)	11,635	11,721
Nebraska Public Power Dist. Rev.	5.000%	1/1/11 (14)	3,560	3,720
Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/14	5,000	5,588
				50,477
Nevada (1.4%)
Clark County NV Bond Bank GO	5.500%	7/1/10 (14)(Prere.)	13,025	13,476
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/13	6,355	6,978
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/14	6,100	6,731
Clark County NV School Dist. GO	5.250%	6/15/10 (14)	7,875	8,098
Clark County NV School Dist. GO	5.500%	12/15/11 (4)(Prere.)	5,000	5,487
Clark County NV School Dist. GO	5.000%	6/15/12 (14)	5,380	5,846
Clark County NV School Dist. GO	5.000%	6/15/12	10,115	10,991
Clark County NV School Dist. GO	5.000%	6/15/13 (14)	16,050	17,669
Clark County NV School Dist. GO	5.000%	6/15/14	4,000	4,406
Clark County NV School Dist. GO	5.000%	6/15/14 (14)	9,680	10,663
Clark County NV School Dist. GO	5.000%	6/15/15 (4)	17,760	19,670
Clark County NV School Dist. GO	5.000%	6/15/15 (2)	5,020	5,516
Clark County NV Water Reclamation Dist. GO	5.000%	7/1/11 (14)	6,735	7,175
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/14	8,000	8,414
Nevada GO	5.000%	12/1/12 (4)	11,165	12,395
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/12 (14)	14,495	15,930
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.500%	12/1/14 (14)	5,905	6,732
				166,177
New Hampshire (0.2%)
Manchester NH General Airport Rev. PUT	5.000%	1/15/10 (2)	14,000	14,077
New Hampshire Health & Educ. Fac. Auth. Rev.	5.000%	7/1/14	8,430	9,302
				23,379
New Jersey (4.8%)
Garden State Preservation Trust New Jersey	5.250%	11/1/12 (4)	6,260	7,006
New Jersey Building Auth. Rev.	5.000%	6/15/11	15,090	16,085
New Jersey Building Auth. Rev.	5.000%	6/15/12	11,465	12,489
New Jersey Building Auth. Rev.	5.000%	6/15/14	6,790	7,451
New Jersey Building Auth. Rev.	5.000%	6/15/15	7,650	8,336
New Jersey COP	5.000%	6/15/16	6,695	7,293
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/11	4,000	4,219
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/14	7,000	7,660
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/15	5,420	5,915
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.000%	6/15/10 (4)	7,000	7,060
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17	1,350	1,350
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	30,500	36,149
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/10 (ETM)	1,000	1,016
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11	3,000	3,148
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/13	14,670	16,078
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	25,000	28,265
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/14	14,565	16,091
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14 (4)	10,000	10,988
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/14	11,165	12,252
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/15	11,255	12,333
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	6.000%	12/1/14	5,015	5,342
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/12	6,955	7,300
New Jersey Sports & Exposition Auth. Rev.	5.000%	9/1/14	6,540	7,290
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/11 (14)	30,000	32,395
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/12 (14)	4,200	4,548
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	12/15/12 (4)	8,000	8,937
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/13 (14)	22,680	25,391
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/15 (4)(Prere.)	19,130	21,913
New Jersey Turnpike Auth. Rev. VRDO	0.400%	11/6/09 LOC	23,200	23,200
Newark NJ GO	5.000%	10/1/11 (4)	2,000	2,139
Tobacco Settlement Financing Corp. New Jersey Rev.	4.125%	6/1/10	3,640	3,658
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/11	4,905	4,966
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12	5,000	5,050
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/12 (Prere.)	10,200	11,215
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12 (Prere.)	66,685	72,442
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12 (Prere.)	14,495	16,352
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12 (Prere.)	14,135	14,855

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New Jersey Rev.	6.250%	6/1/13 (Prere.)	18,515	21,567
Tobacco Settlement Financing Corp. New Jersey Rev.	6.750%	6/1/13 (Prere.)	7,815	9,203
Tobacco Settlement Financing Corp. New Jersey Rev.	7.000%	6/1/13 (Prere.)	17,705	20,996
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15	2,000	2,024
Tobacco Settlement Financing Corp. New Jersey Rev.	6.375%	6/1/32 (Prere.)	10,000	11,326
				553,293
New Mexico (1.0%)
Albuquerque NM GO	5.000%	7/1/12 (2)	11,350	12,511
Farmington NM PCR (El Paso Electric Co. Project) PUT	4.000%	8/1/12 (3)	8,000	8,002
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10 (3)	20,000	20,117
New Mexico Educ. Assistance Foundation Rev.	4.000%	9/1/16	10,000	10,496
New Mexico GO	5.000%	3/1/13	8,000	8,928
New Mexico GO	5.000%	3/1/13	10,000	11,160
New Mexico GO	5.000%	3/1/14	9,410	10,623
New Mexico GO	5.000%	3/1/16	19,290	21,929
New Mexico Severance Tax Rev.	5.000%	7/1/10 (2)	2,000	2,062
New Mexico Severance Tax Rev.	5.000%	7/1/11	1,000	1,070
New Mexico Severance Tax Rev.	5.000%	7/1/11 (2)	2,000	2,140
New Mexico Severance Tax Rev.	5.000%	7/1/12	1,550	1,706
				110,744
New York (10.4%)
Battery Park City NY Auth. Rev.	5.250%	11/1/16	14,275	16,162
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/11 (4)	16,690	16,403
Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/12 (14)	48,900	52,963
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/10 (14)(Prere.)	7,900	8,249
2 Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	0.200%	11/6/09 (13)	10,980	10,980
2 Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	0.200%	11/6/09 (13)	32,905	32,905
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	0.300%	11/6/09 (4)	30,000	30,000
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/11	22,080	23,722
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/12	3,500	3,822
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/12	14,110	15,512
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/13	3,325	3,669
Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/14	50,000	54,683
Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13	10,000	10,895
2 Metro. New York Transp. Auth. Rev. TOB VRDO	0.550%	11/6/09 (4)LOC	10,620	10,620
New York City NY Cultural Resources Rev. (Trust for Cultural Resources)	2.750%	7/1/12	8,000	8,195
New York City NY GO	5.000%	6/1/10	8,000	8,212
New York City NY GO	5.000%	8/1/10	13,965	14,436
New York City NY GO	5.000%	3/1/11	6,000	6,315
New York City NY GO	5.000%	8/1/11	5,000	5,331
New York City NY GO	5.750%	8/1/11 (14)	15,750	16,503
New York City NY GO	5.000%	8/1/12	8,000	8,714
New York City NY GO	5.000%	8/1/12	8,450	9,204
New York City NY GO	5.250%	8/1/12	4,230	4,480
New York City NY GO	5.000%	8/15/13	1,690	1,865
New York City NY GO	5.000%	8/1/14	25,000	27,742
New York City NY GO	5.750%	8/1/14 (2)	7,785	8,553
New York City NY GO	5.000%	8/15/14	12,890	14,307
New York City NY GO	5.000%	9/1/14	16,860	18,719
New York City NY GO	5.000%	8/1/15	7,885	8,568
New York City NY GO	5.000%	8/1/15	26,260	28,976
New York City NY GO	5.000%	8/15/15	17,910	19,770
New York City NY GO	5.000%	9/1/15	21,325	23,551
New York City NY GO VRDO	0.200%	11/2/09 LOC	50,290	50,290
New York City NY Health & Hosp. Corp. Rev.	5.000%	2/15/12	6,665	7,056
New York City NY Housing Dev. Corp. Multi-Family Rev.	5.000%	5/1/12	5,000	5,201
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/10 (14)	3,090	3,180
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/12 (14)	5,000	5,416
New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,955
2 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.200%	11/6/09	8,000	8,000
New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/11	37,600	39,415
New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/11	24,375	26,213
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/13	12,320	13,912
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/14	5,610	6,380
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/11	14,370	15,524
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/16	43,485	48,711
2 New York City NY Transitional Finance Auth. Rev. TOB VRDO	0.230%	11/6/09 (4)	14,000	14,000
New York City NY Transitional Finance Auth. Rev. VRDO	0.200%	11/2/09	1,800	1,800
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	2,215	2,295
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	4,475	4,637
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/12	5,250	5,844

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/13	3,450	3,831
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/14	3,760	4,214
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/15	3,935	4,412
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/13 (14)	20,350	21,726
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/11	1,000	1,023
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/12	1,000	1,030
New York State Dormitory Auth. Rev. PUT	5.250%	5/15/12 (2)	12,560	13,596
New York State Dormitory Auth. Rev. State Supported Debt	5.000%	7/1/16	8,500	9,393
New York State Dormitory Auth. Rev. State Supported Debt	5.000%	7/1/17	10,510	11,607
New York State Dormitory Auth. Rev. State Supported Debt (City Univ.) VRDO	0.180%	11/6/09 LOC	4,000	4,000
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.245%	1/19/10 (14)	14,650	14,697
New York State Energy Research & Dev. Auth. PCR (Rochester Gas & Electric Corp.) PUT	4.750%	7/1/16 (14)	2,250	2,286
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	7/15/14	2,160	2,480
New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.500%	12/1/15	5,410	5,914
New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	6/1/18	7,000	7,496
New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	12/1/18	8,415	9,011
New York State Thruway Auth. Rev.	4.000%	7/15/11	35,000	36,658
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/10 (14)	2,500	2,548
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	2,000	2,159
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	3,000	3,239
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	10/1/11 (14)(Prere.)	7,500	8,149
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/13 (14)	15,000	16,587
New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/16	6,620	7,462
New York State Thruway Auth. Rev. (Service Contract)	5.250%	4/1/10	11,395	11,613
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/13	5,500	5,968
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/16	40,000	43,875
New York State Urban Dev. Corp. Rev.	5.250%	1/1/17	8,000	9,005
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/12	6,500	6,959
New York State Urban Dev. Corp. Rev. VRDO	0.270%	11/6/09 (12)	33,100	33,100
2 Suffolk County NY GO TOB VRDO	0.290%	11/6/09 (14)	3,265	3,265
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10	5,145	5,272
Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12	10,000	10,614
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/12	7,000	7,607
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/17	14,950	15,438
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18	20,000	20,948
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	1/1/14 (ETM)	2,045	2,315
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/14	11,690	13,303
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	0.250%	11/6/09 (4)	34,945	34,945
Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) PUT	5.000%	9/1/10	9,000	9,213
				1,213,813
North Carolina (2.8%)
Cabarrus NC COP	5.000%	1/1/14	2,500	2,758
Cabarrus NC COP	5.000%	1/1/16	4,555	5,032
Charlotte NC Airport Rev.	5.000%	7/1/14	4,000	4,432
Charlotte NC Water & Sewer System Rev.	5.000%	7/1/13	1,420	1,599
Charlotte NC Water & Sewer System Rev.	4.000%	7/1/16	1,280	1,394
Durham NC COP	5.000%	6/1/10	2,170	2,224
Durham NC COP	5.000%	6/1/11	1,080	1,144
Durham NC COP	5.000%	6/1/13	1,000	1,101
Fayetteville NC Public Works Comm. Rev.	5.000%	3/1/17	5,000	5,651
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/10	25,745	25,946
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/10	6,900	6,955
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/11	15,500	16,199
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/12	9,000	9,612
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	5,000	5,413
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/14	5,000	5,353
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/15	20,000	21,358
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/15	3,465	3,700
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/16	2,725	2,905
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/16	3,000	3,194
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/17	2,500	2,651
North Carolina GO	5.000%	3/1/12	13,980	15,296
North Carolina GO	5.000%	3/1/14	23,160	26,270
North Carolina GO	5.000%	4/1/14	10,000	11,360
North Carolina GO	5.000%	9/1/16	10,000	11,566
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/10 (4)	10,000	10,117
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/10	9,180	9,553
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/14	2,775	2,977
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/15 (4)	7,370	7,742
North Carolina Medical Care Comm. Hosp. Rev. (CaroMont Health) VRDO	0.190%	11/6/09 (14)LOC	5,000	5,000
North Carolina Medical Care Comm. Hosp. Rev. (Moses Cone Health) VRDO	0.260%	11/2/09	18,140	18,140

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Muni. Power Agency Rev.	5.500%	1/1/13	4,175	4,582
Raleigh NC GO	5.000%	12/1/16	2,470	2,864
Raleigh NC GO	5.000%	12/1/16	2,605	3,020
Wake County NC GO	4.000%	2/1/14	15,000	16,374
Wake County NC Public Improvement GO	5.000%	3/1/13	16,000	17,905
Wake County NC Public Improvement GO	5.000%	3/1/14	23,000	26,088
Wake County NC Public Improvement GO	5.000%	3/1/16	5,000	5,750
				323,225
Ohio (3.6%)
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/13	10,000	10,610
Avon OH Local School Dist. GO	5.250%	12/1/13 (14)(Prere.)	2,400	2,750
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/11	5,000	5,119
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/12	1,480	1,522
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/14	5,495	5,623
Chillicothe OH City School Dist.	5.250%	12/1/14 (3)(Prere.)	1,745	2,029
Cincinnati OH City School Dist. GO	5.375%	12/1/11 (14)(Prere.)	3,350	3,667
Cincinnati OH City School Dist. GO	5.000%	12/1/12 (4)	1,140	1,264
Cincinnati OH City School Dist. GO	5.000%	12/1/13 (4)	2,000	2,250
Cincinnati OH City School Dist. GO	5.000%	12/1/13 (4)(Prere.)	5,525	6,276
2 Cincinnati OH City School Dist. GO TOB VRDO	1.010%	11/6/09 (3)LOC	5,670	5,670
Cincinnati OH Water System Rev.	5.500%	6/1/11 (Prere.)	2,000	2,152
Cleveland OH Airport System Rev.	5.000%	1/1/14	7,575	8,109
Cleveland OH GO	5.250%	8/1/13 (3)(Prere.)	2,400	2,727
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.250%	12/1/14 (4)(Prere.)	2,390	2,779
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.250%	12/1/14 (4)(Prere.)	2,070	2,407
Columbus OH GO	5.000%	9/1/11	5,000	5,385
Columbus OH GO	5.000%	6/15/12	7,955	8,759
Columbus OH GO	5.000%	9/1/12	5,600	6,206
Columbus OH GO	5.000%	9/1/13	5,600	6,322
Columbus OH GO	5.000%	9/1/13	10,430	11,776
Columbus OH GO	5.000%	9/1/16	9,225	10,526
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	0.180%	11/2/09	12,565	12,565
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	6/1/14 (3)(Prere.)	1,270	1,460
Hamilton County OH Sewer System Rev.	5.000%	12/1/13 (14)	4,450	5,000
Hilliard OH School Dist. GO	0.000%	12/1/14 (14)	2,720	2,383
Hilliard OH School Dist. GO	0.000%	12/1/15 (14)	3,720	3,103
Jackson OH Local School Dist. Stark & Summit Counties Construction & Improvement	5.250%	6/1/14 (3)(Prere.)	4,350	5,001
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,831
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,831
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,545
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (14)(Prere.)	3,000	3,479
Montgomery County OH Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,270	3,532
Montgomery County OH Rev. (Catholic Health Initiatives) PUT	4.100%	11/10/11	12,000	12,512
Ohio Air Quality Dev. Auth. PCR (Columbus Southern Power) PUT	3.875%	6/1/14	3,500	3,539
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	2/1/14	4,000	4,295
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) PUT	5.250%	3/1/11	5,000	5,128
Ohio Building Auth. Rev. (Administration Building Fund)	5.250%	10/1/15 (14)	11,780	13,444
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/12 (4)	3,055	3,329
Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	4/1/14	12,000	13,571
Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	10/1/16 (14)	12,000	13,700
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/10 (Prere.)	2,000	2,064
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/10 (4)	11,510	12,041
Ohio Conservation Projects GO	5.000%	8/1/16	15,425	17,394
Ohio GO	5.000%	9/15/14	5,920	6,726
Ohio Higher Educ. Capital Fac. Rev.	5.250%	12/1/11	6,115	6,661
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.500%	10/1/12 (Prere.)	5,000	5,632
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.000%	12/1/13 (2)(Prere.)	3,885	4,413
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	0.370%	11/6/09 LOC	11,950	11,950
Ohio Higher Educ. GO	5.250%	11/1/11	5,000	5,434
Ohio Higher Educ. GO	5.000%	8/1/12	6,525	7,198
Ohio Highway Capital Improvements GO	5.000%	5/1/12	6,280	6,885
Ohio Highway Capital Improvements GO	5.000%	5/1/13	6,300	7,054
Ohio Highway Capital Improvements Rev.	5.250%	5/1/12	6,805	7,517
Ohio Infrastructure Improvement GO	5.000%	3/1/10 (ETM)	4,000	4,063
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/10 (14)	7,140	7,392
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/11 (14)	3,800	4,065
Ohio State Univ. General Receipts Rev.	5.000%	12/1/13	6,000	6,752
Ohio State Univ. General Receipts Rev.	5.000%	12/1/14	3,000	3,392
Ohio State Univ. General Receipts Rev.	5.000%	12/1/16	3,515	3,971
Ohio State Univ. General Receipts Rev. VRDO	0.200%	11/6/09	5,200	5,200
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/11 (Prere.)	3,150	3,347

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/11 (Prere.)	2,235	2,375
Ohio Turnpike Comm. Turnpike Rev.	5.000%	2/15/15	3,500	3,918
Ohio Water Dev. Auth. PCR	5.250%	12/1/09	3,625	3,640
Ohio Water Dev. Auth. PCR	5.000%	12/1/11	4,030	4,376
Ohio Water Dev. Auth. PCR	5.000%	6/1/13	7,000	7,852
Ohio Water Dev. Auth. Rev.	5.000%	12/1/13	4,000	4,527
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.000%	6/1/14 (Prere.)	6,300	7,174
Olentangy OH Local School Dist. GO	5.000%	6/1/16 (4)(Prere.)	1,235	1,421
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	6/1/14 (3)(Prere.)	1,300	1,507
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/12	2,625	2,719
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/13	2,760	2,876
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/14	2,895	3,022
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	2,500	2,723
Westerville OH City School Dist. GO	5.500%	6/1/11 (14)(Prere.)	2,000	2,147
				424,604
Oklahoma (1.1%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11 (2)	10,000	10,760
Grand River Dam Auth. Oklahoma Rev.	5.000%	6/1/12 (4)	3,500	3,822
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/13	2,000	2,161
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/14	4,900	5,302
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/15	4,670	4,997
Oklahoma Dev. Finance Auth. Rev. (Public Service Co.)	5.250%	6/1/14	3,300	3,527
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	9/1/15 (14)	9,035	9,984
Oklahoma State Water Resource Board Rev.	5.000%	4/1/15	8,640	9,646
Oklahoma Turnpike Auth. VRDO	0.200%	11/2/09	4,300	4,300
Oklahoma Turnpike Auth. VRDO	0.200%	11/2/09	40,000	40,000
Tulsa County OK Ind. Auth. (Montereau in Warren Woods Project) VRDO	0.240%	11/2/09 LOC	15,015	15,015
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11	10,000	10,535
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11 (4)	5,300	5,636
				125,685
Oregon (0.4%)
Oregon State Dept. Administrative Services	5.250%	11/1/11 (14)	12,090	13,055
Oregon State Dept. Administrative Services	5.000%	5/1/14	3,750	4,187
Oregon State Dept. Administrative Services	5.000%	5/1/15	4,160	4,652
Oregon State Dept. Administrative Services	5.000%	4/1/16	2,185	2,466
Oregon State Dept. Administrative Services	5.000%	5/1/16	3,105	3,470
Oregon State Dept. Transp. Highway Usertax Rev.	5.000%	11/15/14	5,880	6,721
Oregon State Facs. Auth. Rev. (PeaceHealth)	5.000%	11/1/14	1,000	1,091
Oregon State Facs. Auth. Rev. (PeaceHealth)	5.000%	11/1/15	1,000	1,080
Oregon State Facs. Auth. Rev. (PeaceHealth)	5.000%	11/1/16	2,000	2,164
Oregon State Var-Veterans Welfare VRDO	0.200%	11/2/09	4,400	4,400
Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	5.000%	5/1/12 (14)	5,000	5,412
				48,698
Pennsylvania (7.0%)
Allegheny County PA GO	5.000%	11/1/13	3,560	3,890
Allegheny County PA GO	5.000%	11/1/14	2,895	3,180
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/14	36,000	38,864
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	15,315
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/10	2,690	2,719
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/12	2,970	3,014
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/14	1,165	1,152
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/14	3,280	3,243
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/15	1,140	1,109
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/15	3,440	3,346
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/16	1,175	1,125
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/16	3,510	3,360
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	17,000	17,877
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	0.260%	11/6/09	11,000	11,000
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	0.260%	11/6/09	2,330	2,330
Lancaster County PA Hosp. Auth. Rev. (Lancaster General Hosp.)	5.750%	9/15/13 (Prere.)	4,560	5,222
2 Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) TBO VRDO	0.220%	11/6/09 LOC	6,075	6,075
Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) VRDO	0.210%	11/2/09 LOC	10,455	10,455
1 Montgomery County PA Higher Educ. & Health Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/15	4,120	4,270
1 Montgomery County PA Higher Educ. & Health Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/16	10,510	10,835
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement -
Life Communities Obligated Group)	5.000%	11/15/10	2,500	2,542
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement -
Life Communities Obligated Group)	5.000%	11/15/11	2,500	2,562
Montgomery County PA IDA Auth. Retirement Community Rev. (ACTS Retirement -
Life Communities Obligated Group)	5.000%	11/15/13	5,675	5,813
Mount Lebanon PA School Dist. GO	5.000%	2/15/13 (14)(Prere.)	5,000	5,586

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Hills PA School Dist. GO	5.250%	12/15/15 (4)(Prere.)	5,030	5,882
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	22,670	26,324
Pennsylvania Econ. Dev. Financing Auth. PUT	4.850%	10/1/10	10,000	10,164
Pennsylvania GO	5.500%	2/1/12	20,950	23,012
Pennsylvania GO	5.500%	1/1/13	10,000	11,257
Pennsylvania GO	5.000%	7/1/13 (14)	9,000	10,117
Pennsylvania GO	5.000%	8/1/13	12,480	14,055
Pennsylvania GO	5.000%	2/15/14	6,000	6,765
Pennsylvania GO	5.000%	4/15/14	16,300	18,434
Pennsylvania GO	5.000%	7/1/14	27,300	30,985
Pennsylvania GO	4.000%	7/15/14	15,070	16,442
Pennsylvania GO	5.000%	9/1/14 (4)	33,550	38,193
Pennsylvania GO	5.000%	2/15/16	12,105	13,747
Pennsylvania GO	5.000%	3/15/16	11,855	13,476
Pennsylvania GO	5.000%	4/15/16	18,690	21,263
Pennsylvania GO	5.000%	8/1/16	5,000	5,705
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/11 (2)	4,000	4,257
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System) VRDO	0.180%	11/6/09 LOC	26,000	26,000
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/13	5,630	6,163
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/16 (2)	14,290	15,739
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/11 (14)	3,000	3,162
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	7,550	8,217
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	6,370	6,933
Pennsylvania Turnpike Comm. Rev.	5.500%	7/15/11 (2)(Prere.)	12,010	13,096
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/15 (12)	1,055	1,154
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/15	5,500	5,974
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/16 (12)	5,170	5,647
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/16	6,680	7,247
Pennsylvania Turnpike Comm. Rev. VRDO	0.280%	11/6/09 (4)	26,585	26,585
Philadelphia PA Airport Parking Auth.	5.000%	9/1/14	2,355	2,556
Philadelphia PA Airport Parking Auth.	5.000%	9/1/15	4,570	4,930
Philadelphia PA Gas Works Rev.	4.000%	8/1/11	1,360	1,386
Philadelphia PA Gas Works Rev.	5.500%	8/1/11 (4)(Prere.)	3,315	3,590
Philadelphia PA Gas Works Rev.	5.000%	8/1/13	3,260	3,409
Philadelphia PA GO	5.250%	3/15/11 (4)(Prere.)	7,460	7,930
Philadelphia PA GO	5.250%	3/15/11 (4)(Prere.)	9,155	9,731
Philadelphia PA GO	5.000%	8/1/11 (11)	5,495	5,720
Philadelphia PA GO	5.000%	8/1/13 (4)	19,000	20,919
Philadelphia PA GO	5.125%	8/1/13 (11)	6,050	6,430
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	22,553
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children’s Hosp. of Philadelphia) VRDO	0.180%	11/2/09	1,400	1,400
Philadelphia PA School Dist. GO	5.750%	2/1/11 (4)(Prere.)	7,420	7,894
Philadelphia PA School Dist. GO	5.750%	2/1/11 (4)(Prere.)	6,415	6,825
Philadelphia PA School Dist. GO	5.500%	8/1/11 (4)	5,100	5,416
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (14)	33,865	35,061
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (14)	18,000	19,516
Philadelphia PA Water & Waste Water Rev.	5.250%	12/15/14 (2)	7,100	7,913
Philadelphia PA Water & Waste Water Rev.	5.000%	8/1/15 (2)	1,500	1,645
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.875%	12/1/11 (Prere.)	9,660	10,757
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	4,915	5,511
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.250%	6/1/13	6,265	6,781
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.250%	6/1/14	5,470	5,948
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.500%	6/1/15	5,000	5,461
St. Mary’s Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	0.270%	11/6/09	10,000	10,000
State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.)	5.000%	6/1/13 (4)(Prere.)	30,800	34,642
				814,803
Puerto Rico (1.1%)
Puerto Rico Convention Center Dist. Auth. Hotel Occupancy Tax Rev.	5.000%	7/1/11	2,650	2,717
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/12	4,510	4,706
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/13	4,000	4,238
Puerto Rico GO PUT	5.000%	7/1/12	16,000	16,429
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/11 (2)	5,550	5,775
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/12 (2)	3,000	3,173
Puerto Rico Muni. Finance Agency	5.000%	8/1/10	5,000	5,107
Puerto Rico Muni. Finance Agency	5.000%	8/1/11	7,000	7,282
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	23,265	23,865
Puerto Rico Sales Tax Financing Corp. Rev. PUT	5.000%	8/1/11	50,000	51,930
				125,222
Rhode Island (0.0%)
Providence RI GO PUT	3.950%	1/15/11 (11)	5,000	5,149

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina (1.0%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/09	2,245	2,253
2 Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.) TOB VRDO	0.510%	11/6/09	24,750	24,750
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/13	8,575	9,224
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/14	9,355	10,089
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/15	7,380	7,892
2 Greenwood County SC Metro. Sewer System Rev. TOB VRDO	0.310%	11/6/09 (4)	5,625	5,625
Oconee County SC PCR (Duke Power Corp.)	3.600%	2/1/17	15,000	14,997
1 South Carolina Public Service Auth. Rev. (Santee Cooper)	5.000%	1/1/16	5,000	5,574
1 South Carolina Public Service Auth. Rev. (Santee Cooper)	5.000%	1/1/17	2,000	2,230
South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11 (2)(Prere.)	10,000	10,809
South Carolina Transp. Infrastructure Rev.	5.000%	10/1/16	17,940	19,848
Tobacco Settlement Rev. (Auth. of Southern Carolina Tobacco Settlement)	5.000%	6/1/18	4,845	4,846
				118,137
South Dakota (0.1%)
South Dakota State Building Auth. Rev.	5.000%	12/1/09 (2)	5,955	5,979
South Dakota State Building Auth. Rev.	5.000%	12/1/10 (2)	2,680	2,808
South Dakota State Building Auth. Rev.	5.000%	12/1/11 (2)	1,000	1,084
South Dakota State Building Auth. Rev.	5.000%	12/1/12 (2)	3,005	3,330
				13,201
Tennessee (2.7%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds)	5.000%	6/1/11	10,000	10,582
Clarksville TN Public Building Auth. Rev. (Morristown) VRDO	0.230%	11/2/09 LOC	9,645	9,645
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.230%	11/2/09 LOC	20,815	20,815
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.230%	11/2/09 LOC	26,105	26,105
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.230%	11/2/09 LOC	3,800	3,800
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/14	1,500	1,619
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/15	1,390	1,496
Memphis TN Electric System Rev.	5.000%	12/1/10 (14)	5,000	5,237
Memphis TN Electric System Rev.	5.000%	12/1/11 (14)	17,000	18,390
Metro. Govt. of Nashville & Davidson County TN Electric Rev.	5.500%	5/15/14 (13)	6,345	7,285
Metro. Govt. of Nashville & Davidson County TN Electric Rev.	5.500%	5/15/16 (13)	5,675	6,588
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14	15,000	17,125
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/10 (14)	30,890	31,412
Montgomery County TN Public Building Auth. Pooled Financial Rev.
(Tennessee County Loan Pool) VRDO	0.230%	11/2/09 LOC	35,770	35,770
Murfreesboro TN GO	5.000%	6/1/14	3,900	4,332
Shelby County TN GO	5.000%	4/1/13	4,000	4,477
Shelby County TN GO	5.000%	4/1/14	1,000	1,133
1 Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	9/1/16	6,925	7,399
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur)	5.000%	6/1/13	4,500	4,664
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/10	2,570	2,643
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/11	2,230	2,369
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/12	2,300	2,503
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/13	3,600	3,971
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/14	4,805	5,327
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/15	5,390	5,975
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/16	2,500	2,763
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/10	10,000	10,275
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/11	5,000	5,258
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/12	10,000	10,576
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/13	28,000	29,320
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	7,000	7,175
Tennessee GO	5.000%	5/1/14	2,825	3,205
Tennessee GO	5.000%	5/1/16	3,200	3,673
				312,907
Texas (9.2%)
Board of Regents of the Univ. of Texas System Rev. Financing System CP	5.250%	8/15/14	2,855	3,273
Board of Regents of the Univ. of Texas System Rev. Financing System VRDO	0.160%	11/6/09	10,000	10,000
2 Collin County TX TOB VRDO	0.260%	11/6/09	10,925	10,925
Dallas TX GO	5.000%	2/15/10	6,540	6,629
Dallas TX GO	5.000%	2/15/12	26,935	29,343
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/10 (4)	5,950	6,198
Dallas TX Waterworks & Sewer System Rev.	5.250%	10/1/10	5,570	5,815
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/14	3,000	3,322
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/16	4,000	4,383
El Paso TX Water & Sewer Rev.	5.000%	3/1/14 (4)	2,175	2,435
El Paso TX Water & Sewer Rev.	5.000%	3/1/15 (4)	1,500	1,683
Garland TX GO	5.250%	2/15/11 (4)	2,255	2,387
Garland TX GO	5.250%	2/15/12 (4)	2,500	2,735
Garland TX Independent School Dist.	5.000%	2/15/12	4,210	4,584

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Grapevine-Colleyville TX Independent School Dist. School Building PUT	4.000%	8/1/12	26,970	28,560
Gulf Coast TX Waste Disposal Auth. Environmental Fac. Rev.
(BP Products North America Project) PUT	2.300%	9/3/13	9,000	9,040
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/13	15,000	16,502
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/14	11,000	12,121
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/15	6,530	7,087
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Thermal Utilities TECO Project)	5.000%	11/15/13	500	555
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Thermal Utilities TECO Project)	5.000%	11/15/16	1,000	1,112
Harris County TX Flood Control Dist. GO	5.000%	10/1/11	5,005	5,402
Harris County TX Flood Control Dist. GO	5.250%	10/1/14 (Prere.)	8,360	9,532
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.200%	11/2/09 LOC	21,700	21,700
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.210%	11/2/09 LOC	11,800	11,800
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children’s Hosp.) VRDO	0.200%	11/2/09	44,960	44,960
Harris County TX Toll Road Rev.	6.000%	8/1/13 (14)	21,795	25,207
Harris County TX Toll Road Rev. PUT	5.000%	8/15/12 (4)	24,250	26,371
Houston TX Airport System Rev.	5.000%	7/1/16	1,000	1,094
2 Houston TX Airport System Rev. TOB VRDO	0.510%	11/6/09 (4)	18,400	18,400
2 Houston TX Airport System Rev. TOB VRDO	0.510%	11/6/09 (4)	26,000	26,000
Houston TX GO	5.000%	3/1/10 (14)	5,120	5,200
Houston TX GO	5.500%	9/1/10 (4)(Prere.)	10,885	11,330
Houston TX GO	5.500%	3/1/16	6,905	7,944
Houston TX Independent School Dist. GO	0.000%	2/15/12	5,535	5,362
Houston TX Independent School Dist. GO	5.000%	2/15/13	9,000	10,024
Houston TX Independent School Dist. GO VRDO	0.230%	11/6/09	16,600	16,600
Houston TX Util. System Rev.	5.250%	5/15/10 (14)	2,700	2,768
Houston TX Util. System Rev.	5.250%	11/15/11 (4)	4,425	4,791
Houston TX Util. System Rev.	5.000%	11/15/12 (4)	4,270	4,701
Houston TX Util. System Rev.	5.250%	5/15/16 (14)	10,000	10,912
Houston TX Util. System Rev. PUT	5.000%	5/15/11 (2)	12,000	12,553
Klein TX Independent School Dist. Unlimited Tax Schoolhouse GO	5.000%	8/1/11	2,050	2,201
Lewisville TX Independent School Dist.	0.000%	8/15/10	5,000	4,970
Lewisville TX Independent School Dist.	5.000%	8/15/13	8,225	9,264
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/17 (2)	17,195	17,438
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11	17,500	17,834
Montgomery County TX PUT	5.000%	9/1/10 (4)	3,000	3,090
Montgomery County TX PUT	5.000%	9/1/10 (4)	9,000	9,271
North Texas Tollway Auth. (Dallas North Tollway) System Rev.	5.000%	1/1/15 (4)(Prere.)	10,000	11,262
North Texas Tollway Auth. Rev.	5.000%	1/1/12	5,580	5,875
North Texas Tollway Auth. Rev. PUT	5.250%	1/1/12	71,215	74,324
North Texas Tollway Auth. Rev. PUT	5.000%	1/1/13	31,190	32,849
Northside TX Independent School Dist. PUT	3.700%	8/1/10	8,100	8,161
Northside TX Independent School Dist. PUT	2.100%	6/1/11	8,000	8,040
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/13	24,325	26,153
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/14	12,360	13,291
San Antonio TX Electric & Gas Rev.	5.250%	2/1/11	4,350	4,595
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13 (4)	12,000	13,414
San Antonio TX Electric & Gas Rev.	5.000%	2/1/14	10,115	11,303
San Antonio TX Electric & Gas Rev.	5.500%	2/1/14	6,210	7,065
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15	7,210	8,209
San Antonio TX Electric & Gas System PUT	3.625%	12/1/10	22,000	22,667
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/14	1,000	1,125
Spring Branch TX Independent School Dist. GO	5.000%	2/1/13	3,000	3,338
Spring Branch TX Independent School Dist. GO	5.000%	2/1/14	3,635	4,092
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp. Dallas) VRDO	0.230%	11/2/09 LOC	7,100	7,100
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/12	3,500	3,701
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/13	1,385	1,477
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) VRDO	0.260%	11/2/09	6,000	6,000
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	4,210	4,475
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	4,830	5,135
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13	5,000	5,572
2 Texas GO TOB VRDO	0.210%	11/6/09	35,000	35,000
Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.530%	12/15/09	15,030	14,831
Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.600%	9/15/10	2,540	2,486
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/12	5,000	5,235
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/13	1,000	1,044
Texas Muni. Power Agency Rev.	4.400%	9/1/11 (14)	10,185	10,212
Texas State Transp. Comm. First Tier	5.000%	4/1/12	9,605	10,491
Texas State Transp. Comm. First Tier	5.000%	4/1/13	12,000	13,384
Texas State Transp. Comm. First Tier	5.000%	4/1/14	27,410	30,877
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,261
Texas State Univ. System Rev.	5.000%	3/15/12	2,380	2,587
Texas State Univ. System Rev.	5.000%	3/15/15	7,005	7,843

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Tech Univ. Rev. Refunding & Improvement	4.000%	2/15/13	3,000	3,226
Texas Tech Univ. Rev. Refunding & Improvement	3.000%	2/15/14	5,000	5,185
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/15	4,000	4,478
Texas TRAN	2.500%	8/31/10	60,000	61,040
2 Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.200%	11/6/09	10,200	10,200
2 Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.200%	11/6/09	3,810	3,810
Texas Water Dev. Board Rev.	5.000%	7/15/13	5,275	5,907
Texas Water Dev. Board Rev.	5.000%	7/15/13	1,375	1,540
Texas Water Dev. Board Rev.	5.000%	7/15/16	6,330	7,169
Titus County TX Fresh Water Supply Dist. Rev.	4.500%	7/1/11	3,500	3,604
Tyler TX Health Fac. Dev. Corp. (East Texas Medical Center)	5.000%	11/1/09	2,125	2,125
Univ. of Houston TX Rev.	4.000%	2/15/13	2,000	2,151
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	7/1/10	4,175	4,305
Univ. of Texas Rev. Finance Systems	5.000%	8/15/14	1,325	1,504
Univ. of Texas Rev. Finance Systems	5.000%	8/15/14	1,775	2,015
Williamson County TX GO	5.500%	2/15/11 (4)(Prere.)	4,845	5,151
				1,072,292
Utah (0.4%)
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/13	7,590	8,379
1 Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/15	17,170	19,042
Salt Lake County UT GO	5.000%	6/15/10	9,100	9,365
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/11 (4)	6,000	5,900
Utah Transit Auth. Sales Tax Rev.	5.000%	12/15/12 (4)(Prere.)	4,425	4,958
				47,644
Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/15	5,000	5,247
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/16	8,000	8,327
				13,574
Virginia (1.7%)
Chesapeake VA Econ. Dev. Auth. PUT	3.600%	2/1/13	5,000	5,120
Fairfax County VA Water Auth. Rev.	5.000%	4/1/14 (Prere.)	21,535	24,420
New River Valley VA Jail Auth. Fac. Rev.	4.000%	4/1/11	5,810	5,853
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	0.210%	11/2/09 (4)	7,500	7,500
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	5,000	5,802
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/14	1,350	1,520
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/16	3,090	3,498
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/10	17,925	18,136
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/13	3,135	3,533
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/13	5,205	5,866
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/14	2,000	2,275
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/15	2,150	2,446
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/16	500	569
Virginia GO	5.000%	6/1/14	8,750	9,975
Virginia Public Building Auth. Rev.	5.000%	8/1/13	5,000	5,625
Virginia Public Building Auth. Rev.	5.000%	8/1/14	8,000	9,086
Virginia Public School Auth. Rev.	5.000%	8/1/10	2,500	2,587
Virginia Public School Auth. Rev.	5.000%	8/1/10	2,865	2,965
Virginia Public School Auth. Rev.	5.000%	8/1/11	1,500	1,611
Virginia Public School Auth. Rev.	5.000%	8/1/11	9,000	9,661
Virginia Public School Auth. Rev.	4.000%	8/1/12	3,605	3,883
Virginia Public School Auth. Rev.	5.000%	8/1/13	7,655	8,618
Virginia Public School Auth. Rev.	5.000%	8/1/14	3,815	4,337
Virginia Public School Auth. Rev.	5.250%	8/1/14	3,000	3,448
Virginia Public School Auth. Rev.	5.000%	8/1/16	35,860	40,890
Virginia Public School Auth. Rev.	5.000%	8/1/16	1,570	1,790
York County VA Econ. Dev. Auth. PCR (VA Electric & Power Co.) PUT	4.050%	5/1/14	6,750	6,992
				198,006
Washington (3.1%)
Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev.	5.000%	11/1/14 (2)	8,125	9,198
Energy Northwest Washington Electric Refunding Rev. (Columbia Generating Station)	5.500%	7/1/10 (14)	12,795	13,232
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/11	45,365	48,471
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/12	2,500	2,745
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.500%	7/1/17 (14)	8,000	8,709
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	6.000%	7/1/17 (14)	7,300	8,067
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/15	6,000	6,764
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/15	8,450	9,527
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16 (2)	9,000	9,953
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16 (4)	10,000	11,073
King County WA (Bellevue School Dist.) GO	5.000%	12/1/11	18,000	19,527
King County WA GO (Refunding Baseball Stadium)	5.000%	12/1/10	12,385	12,987

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 King County WA Sewer Rev. TOB VRDO	0.200%	11/6/09	6,470	6,470
Port of Seattle WA Rev.	5.000%	3/1/11 (4)	8,275	8,736
Port of Seattle WA Rev.	5.000%	3/1/12 (4)	5,000	5,431
Seattle WA Drain & Wastewater Rev.	4.000%	2/1/10 (14)	3,565	3,598
Seattle WA Water System Rev.	5.000%	2/1/15 (4)	4,725	5,303
Tacoma WA Electric System Rev.	5.000%	1/1/12 (4)	5,000	5,402
Tacoma WA Electric System Rev.	5.000%	1/1/13 (4)	10,485	11,558
Tacoma WA Electric System Rev.	5.000%	1/1/14 (4)	25,720	28,649
Thurston County Washington School District GO	5.000%	12/1/15 (4)	7,100	7,658
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/11	4,760	5,088
Washington GO	4.000%	1/1/11	12,585	13,066
Washington GO	5.000%	7/1/11	4,750	5,078
Washington GO	5.000%	7/1/12 (2)	11,530	12,674
Washington GO	5.000%	2/1/13	5,290	5,865
Washington GO	5.000%	7/1/13 (4)	4,890	5,475
Washington GO	5.000%	1/1/14	19,395	21,694
Washington GO	5.000%	2/1/14	11,105	12,440
Washington GO	5.700%	10/1/15	6,250	7,066
Washington GO	5.000%	2/1/16	3,995	4,496
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.210%	11/2/09 (4)	23,500	23,500
Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/13	1,205	1,304
Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/14	1,340	1,450
				362,254
West Virginia (0.5%)
West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/12	4,970	5,464
West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/13	4,650	5,186
West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/14	9,265	10,393
West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/15	7,150	8,026
West Virginia Econ. Dev. Auth. PCR (Appalachian Power Company) PUT	4.850%	9/4/13	6,000	6,237
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/15	3,070	3,204
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	4.125%	9/1/16	1,755	1,733
West Virginia Hosp. Finance Auth. Rev. (United Health Systems) VRDO	0.200%	11/2/09 LOC	17,100	17,100
				57,343
Wisconsin (1.2%)
Badger Tobacco Asset Securitization Corp. WI	6.000%	6/1/12 (Prere.)	5,000	5,558
Badger Tobacco Asset Securitization Corp. WI	6.125%	6/1/12 (Prere.)	5,110	5,580
Wisconsin GO	5.000%	5/1/10	5,160	5,280
Wisconsin GO	5.000%	5/1/12 (14)	15,775	17,253
Wisconsin GO	5.250%	5/1/13	16,810	18,866
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,621
Wisconsin GO	5.000%	5/1/16 (14)	11,240	12,266
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	4.750%	8/15/14	2,000	1,982
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.125%	8/15/16	8,500	8,608
Wisconsin Health & Educ. Fac. Auth. Rev. (Milwaukee Institute) PUT	5.000%	1/1/10 LOC	3,185	3,203
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/1/14 (4)	5,000	5,394
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/1/15 (4)	2,000	2,141
Wisconsin Petroleum Inspection Fee Rev.	5.000%	7/1/16	10,000	11,181
Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/14 (4)	4,145	4,645
Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/15 (4)	11,390	12,784
Wisconsin Transp. Rev.	5.000%	7/1/12	1,000	1,098
Wisconsin Transp. Rev.	5.000%	7/1/13	1,100	1,228
Wisconsin Transp. Rev.	5.000%	7/1/15	2,000	2,255
2 Wisconsin Transp. Rev. TOB VRDO	0.200%	11/6/09 (Prere.)	9,665	9,665
				134,608
Total Tax-Exempt Municipal Bonds (Cost $11,141,064)				11,374,622

			Shares
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
4 Vanguard Municipal Cash Management Fund (Cost $264,442)	0.213%		264,441,773	264,442
Total Investments (99.9%) (Cost $11,405,506)				11,639,064
Other Assets and Liabilities (0.1%)
Other Assets				159,503
Liabilities				(148,307)
				11,196
Net Assets (100%)				11,650,260

Limited-Term Tax-Exempt Fund

At October 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	11,546,934
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(128,703)
Unrealized Appreciation (Depreciation)
Investment Securities	233,558
Futures Contracts	(1,529)
Net Assets	11,650,260

Investor Shares—Net Assets
Applicable to 279,814,233 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,070,006
Net Asset Value Per Share—Investor Shares	$10.97

Admiral Shares—Net Assets
Applicable to 782,043,349 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,580,254
Net Asset Value Per Share—Admiral Shares	$10.97

• See Note A in Notes to Financial Statements.

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2009.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the aggregate value of these securities was $562,972,000, representing 4.8% of net assets.

3 Securities with a value of $2,033,000 have been segregated as initial margin for open futures contracts.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
Alabama (1.0%)
Alabama GO	5.250%	6/1/12	5,105	5,454
Alabama GO	5.250%	6/1/13	5,105	5,454
Alabama GO	5.250%	6/1/14	5,155	5,508
Alabama GO	5.250%	6/1/15	3,455	3,683
Alabama Incentives Financing Auth.	5.000%	9/1/24	3,695	3,928
Alabama Incentives Financing Auth.	5.000%	9/1/24	2,520	2,679
Alabama Public School & College Auth.	5.000%	12/1/19	58,350	62,541
Alabama Public School & College Auth.	5.000%	12/1/20	60,660	64,495
Alabama Public School & College Auth.	5.000%	12/1/21	62,600	65,983
Alabama Public School & College Auth.	5.000%	12/1/22	13,595	14,243
Courtland AL Dev. Board Pollution Control Rev. (International Paper Co.)	5.000%	6/1/25	5,000	4,522
Huntsville AL Capital Improvement GO	5.000%	9/1/22	1,030	1,126
Huntsville AL Capital Improvement GO	5.000%	9/1/23	2,180	2,368
Jefferson County AL Sewer Rev. (Capital Improvement)	5.000%	8/1/12 (3)(Prere.)	15,040	16,500
				258,484
Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/11 (14)	5,395	6,122
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (14)	6,000	6,304
North Slope Borough AK GO	0.000%	6/30/10 (14)	8,000	7,932
				20,358
Arizona (2.9%)
Arizona Board Regents Arizona State Univ. System COP	5.000%	6/1/20 (2)	2,430	2,559
Arizona Board Regents Arizona State Univ. System COP	5.000%	6/1/21 (2)	4,310	4,512
Arizona Board Regents Arizona State Univ. System Rev.	6.000%	7/1/27	1,135	1,300
Arizona Board Regents Arizona State Univ. System Rev.	5.000%	6/1/28	2,545	2,698
Arizona COP	5.000%	9/1/25 (4)	10,000	10,400
Arizona COP	5.000%	9/1/27 (4)	5,000	5,151
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/24	10,000	10,033
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/25	8,000	7,999
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.250%	11/6/09 LOC	38,000	38,000
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11 (Prere.)	5,000	5,401
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11 (Prere.)	5,500	5,941
Arizona School Fac. Board Rev. COP	5.000%	9/1/11 (14)	10,000	10,633
Arizona School Fac. Board Rev. COP	5.000%	9/1/16	24,000	26,451
Arizona School Fac. Board Rev. COP	5.000%	9/1/16 (14)	34,300	37,244
Arizona School Fac. Board Rev. COP	5.000%	9/1/17	21,000	23,107
Arizona School Fac. Board Rev. COP	5.000%	9/1/17 (14)	26,755	28,793
Arizona School Fac. Board Rev. COP	5.000%	9/1/18	13,000	14,266
Arizona School Fac. Board Rev. COP	5.125%	9/1/21	5,000	5,339
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/18	10,000	11,143
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/19	10,000	11,050
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/20	11,500	12,614
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/21	16,300	17,731
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/24	10,000	10,695
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/25	8,040	8,563
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,924
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/14	8,000	9,015
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/15	5,535	6,253
Arizona Transp. Board Highway Rev.	5.000%	7/1/17	9,460	10,569
Arizona Transp. Board Highway Rev.	5.250%	7/1/18	4,000	4,336
Arizona Transp. Board Highway Rev.	5.250%	7/1/19	4,110	4,447
Arizona Transp. Board Highway Rev.	5.000%	7/1/23	8,180	8,793
Arizona Transp. Board Highway Rev.	5.000%	7/1/24	2,000	2,106
Arizona Transp. Board Highway Rev.	5.000%	7/1/25	5,000	5,395
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/23	2,000	2,226
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/24	2,645	2,929
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/25	2,000	2,204
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/26	2,500	2,748
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/27	2,250	2,460
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/28	2,500	2,716
Maricopa County AZ Community College Dist. GO	5.000%	7/1/17	14,945	17,100
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/16	6,500	6,792
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/17	10,000	10,413
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/18	6,000	6,188
Maricopa County AZ Regional Public Transp. Auth. Excise Tax Rev.	5.000%	7/1/21	6,220	6,827
Maricopa County AZ USD	5.000%	7/1/20	10,925	12,358
Maricopa County AZ USD	5.000%	7/1/21	11,915	13,438
Maricopa County AZ USD	5.000%	7/1/22	13,260	14,919
Mesa AZ GO	5.250%	7/1/12 (14)	10,000	10,943

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mesa AZ Util. System Rev.	5.000%	7/1/19 (14)	10,000	10,799
Mesa AZ Util. System Rev.	5.000%	7/1/21 (14)	11,900	12,879
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/14	5,110	5,632
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/23	5,000	5,192
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/24	2,235	2,319
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/25	5,000	5,159
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/27	9,530	9,738
Phoenix AZ Civic Improvement Corp. Excise Tax Rev.	4.750%	7/1/23	5,005	5,273
Phoenix AZ Civic Improvement Corp. Excise Tax Rev.	4.750%	7/1/24	7,805	8,183
Phoenix AZ Civic Improvement Corp. Rev.	5.000%	7/1/20	5,165	5,677
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/12 (14)	9,645	10,246
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/13 (14)	5,000	5,328
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/14 (14)	6,820	7,238
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.500%	7/1/24	2,500	2,786
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.000%	7/1/28	4,890	5,230
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.500%	7/1/14 (14)	4,215	4,649
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/21 (14)	4,200	4,467
Phoenix AZ GO	5.000%	7/1/20	5,150	5,737
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/21	3,450	3,824
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/22	4,350	4,783
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/23	4,000	4,328
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/23	6,850	7,470
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/26	4,755	5,090
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/26	8,715	9,392
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/27	3,365	3,585
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/27	15,000	16,082
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/28	2,500	2,651
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/21	3,500	3,402
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/22	3,790	3,682
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/23	8,335	8,100
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24	4,485	4,337
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/25	18,880	18,223
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/26	22,645	21,631
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	3,500	4,041
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	6,850	7,909
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	7,280	8,406
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	5,710	6,593
Tucson AZ GO	7.375%	7/1/13	3,750	4,471
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,040
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,024
Univ. Medical Center Corp. AZ Hosp. Rev.	6.250%	7/1/29	1,500	1,586
				752,904
Arkansas (0.1%)
Pulaski County AR Health Fac. Board (St. Vincent Infirmary-Catholic Health Initiatives) VRDO	0.280%	11/6/09	30,800	30,800

California (13.1%)
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (14)	2,000	2,027
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (10)	4,500	4,581
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21	7,000	7,547
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21	20,195	21,585
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/22	5,800	6,214
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23	26,400	27,931
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24	12,805	13,599
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24	22,220	23,434
Beverly Hills CA USD GO	0.000%	8/1/28	5,000	1,920
Beverly Hills CA USD GO	0.000%	8/1/29	8,000	2,885
California GO	3.000%	5/25/10	100,000	101,072
California GO	6.300%	9/1/10	4,000	4,173
California GO	5.000%	4/1/12	2,500	2,688
California GO	5.250%	10/1/13 (14)	5,615	6,187
California GO	5.250%	2/1/14	20,000	21,641
California GO	5.000%	6/1/14 (Prere.)	8,580	9,685
California GO	5.000%	8/1/14	6,250	6,798
California GO	5.250%	11/1/14	10,000	10,820
California GO	5.000%	3/1/15	6,000	6,476
California GO	5.000%	3/1/15	11,910	12,773
California GO	5.250%	11/1/15	10,225	11,035
California GO	6.000%	2/1/16	1,500	1,670
California GO	5.000%	4/1/16	10,000	10,635
California GO	5.000%	3/1/17	3,000	3,173
California GO	5.000%	4/1/17	9,500	10,047

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.500%	4/1/18	37,035	40,017
California GO	6.000%	4/1/18	11,480	12,763
California GO	5.000%	9/1/18	33,800	35,059
California GO	5.000%	12/1/18	85	87
California GO	5.500%	4/1/19	5,000	5,368
California GO	5.000%	4/1/20	12,000	12,322
California GO	5.000%	8/1/20	18,970	19,341
California GO	5.000%	11/1/20 (14)	5,000	5,098
California GO	5.250%	11/1/20	9,000	9,356
California GO	5.000%	12/1/21	16,365	16,576
California GO	5.000%	3/1/22 (2)	9,225	9,291
California GO	5.250%	10/1/22	15,000	15,444
California GO	5.000%	12/1/22	11,430	11,523
California GO	5.000%	3/1/23	35,495	35,598
California GO	5.000%	3/1/23	36,120	36,210
California GO	5.000%	6/1/23 (2)	6,850	6,864
California GO	5.125%	11/1/23	7,000	7,129
California GO	5.000%	3/1/24	30,390	30,465
California GO	5.000%	11/1/24	6,630	6,644
California GO	5.000%	12/1/24	13,950	13,979
California GO	5.000%	3/1/25	13,250	13,262
California GO	5.250%	10/1/25	15,000	15,282
California GO	5.000%	8/1/26	9,000	8,969
California GO	5.500%	8/1/26	30,115	31,062
California GO	5.000%	9/1/27	4,140	4,077
California GO	5.000%	11/1/27	8,000	7,879
California GO	4.500%	8/1/28 (2)	7,500	6,677
California GO	5.750%	4/1/29	4,795	4,953
California GO	5.000%	9/1/29 (2)	3,030	2,919
California GO	5.250%	10/1/29	15,000	14,799
California GO	5.750%	4/1/31	80,190	82,297
California GO	6.500%	4/1/33	54,500	60,234
California GO CP	0.400%	11/4/09 LOC	12,511	12,511
California GO CP	0.400%	11/5/09 LOC	6,001	6,001
California GO CP	0.420%	11/5/09 LOC	2,629	2,629
California GO CP	0.450%	11/10/09 LOC	11,000	11,000
California GO VRDO	0.160%	11/6/09 LOC	10,000	10,000
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/12	2,000	2,079
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/13	2,000	2,093
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/14	2,205	2,314
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.125%	7/1/22	16,000	16,191
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/1/14	15,000	15,961
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,417
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,249
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,321
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,320
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/19	8,080	8,398
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.500%	10/1/20	4,000	4,288
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/21	7,110	7,305
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/22	3,250	3,325
California Health Fac. Finance Auth. Rev. (St. Joseph Health System)	5.250%	7/1/21	25,980	27,305
California Health Fac. Finance Auth. Rev. (St. Joseph Health System)	5.500%	7/1/29	15,000	15,522
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/15	7,550	7,952
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/16	5,000	5,398
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/17	5,000	5,387
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/14	9,000	9,653
California PCR Financing Auth. COP	5.000%	2/1/15	1,615	1,631
California PCR Financing Auth. COP	5.000%	2/1/16	2,070	2,071
California PCR Financing Auth. COP	5.000%	2/1/20	1,575	1,513
California PCR Financing Auth. COP	5.000%	2/1/21	1,700	1,613
California PCR Financing Auth. COP	5.250%	2/1/24	5,000	4,708
California Public Works Board Lease Rev. (Dept. of Corrections)	5.250%	1/1/16 (2)	5,265	5,533
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/25	3,100	2,942
California Public Works Board Lease Rev. (Dept. of General Services)	6.125%	4/1/28	5,000	5,153
California Public Works Board Lease Rev. (Dept. of General Services)	6.125%	4/1/29	2,000	2,056
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/09	4,555	4,570
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/10	6,635	6,657
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/12	7,895	7,913
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/14	8,370	9,100
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/15	9,980	10,810
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/16	8,750	9,360
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/17	4,985	5,286

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/18	5,700	5,993
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/19	11,820	12,339
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/20	10,000	10,348
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/21	15,230	15,678
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/22	15,235	15,603
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/23	8,765	8,938
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/24	9,650	9,808
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/25	7,500	7,597
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/26	7,500	7,575
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12 (2)(Prere.)	37,000	41,339
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12 (14)	8,000	8,768
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/12 (Prere.)	10,000	11,327
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13	20,000	22,181
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/14 (2)	10,000	10,863
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15 (2)	61,875	66,303
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/16	7,790	8,630
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/17	10,000	11,043
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/18	12,000	13,142
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/21	20,000	21,410
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/22	19,250	20,526
California State Econ. Recovery Bonds	5.000%	7/1/15	70,700	75,260
California State Econ. Recovery Bonds	5.000%	7/1/16	7,000	7,225
1 California State Econ. Recovery Bonds	5.250%	7/1/21	50,000	52,151
California State Econ. Recovery Bonds PUT	5.000%	3/1/10	154,500	156,881
California State Econ. Recovery Bonds PUT	5.000%	7/1/10	154,500	159,161
California State Univ. Rev. Systemwide	5.000%	11/1/26	14,775	14,920
California State Univ. Rev. Systemwide	5.750%	11/1/27	5,000	5,293
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/16	40,000	42,781
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	24,396
Cerritos CA Community College Dist. GO	5.250%	8/1/28	3,540	3,785
Cerritos CA Community College Dist. GO	5.250%	8/1/29	3,160	3,363
Cerritos CA Community College Dist. GO	5.250%	8/1/30	4,235	4,483
El Monte CA High School Dist. GO	5.500%	6/1/27 (12)	2,630	2,863
El Monte CA High School Dist. GO	5.500%	6/1/28 (12)	2,355	2,548
El Segundo CA USD	0.000%	8/1/28	2,705	899
El Segundo CA USD	0.000%	8/1/29	8,655	2,672
El Segundo CA USD	0.000%	8/1/30	9,160	2,638
Fairfield CA COP (Fairfield Water)	0.000%	4/1/23 (10)	1,000	449
Fairfield CA COP (Fairfield Water)	0.000%	4/1/24 (10)	3,455	1,441
Fairfield CA COP (Fairfield Water)	0.000%	4/1/25 (10)	6,340	2,457
Fairfield CA COP (Fairfield Water)	0.000%	4/1/27 (10)	6,480	2,172
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/23 (14)	2,875	1,302
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/24 (14)	1,700	714
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/25 (14)	2,055	799
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/26 (14)	2,985	1,082
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/27 (14)	2,980	1,009
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/28 (14)	2,875	908
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.125%	1/15/19 (14)	5,200	5,079
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.875%	1/15/28 (14)	15,000	14,679
Fresno CA Sewer Rev.	6.250%	9/1/14 (2)	12,000	13,233
Fresno CA Sewer Rev.	5.000%	9/1/25 (12)	2,275	2,412
Fresno CA Sewer Rev.	5.000%	9/1/26 (12)	7,625	8,059
Fresno CA Sewer Rev.	5.000%	9/1/27 (12)	7,835	8,240
Gilroy CA USD GO	0.000%	8/1/30 (12)	5,500	1,584
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	96,325	107,123
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	79,735	93,229
Golden State Tobacco Securitization Corp. California	5.000%	6/1/14	9,000	9,210
Golden State Tobacco Securitization Corp. California	5.000%	6/1/15	6,505	6,584
Golden State Tobacco Securitization Corp. California	5.000%	6/1/16	12,545	12,600
Golden State Tobacco Securitization Corp. California	5.000%	6/1/21 (2)	15,000	14,779
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	26,650	22,993
Golden State Tobacco Securitization Corp. California	5.000%	6/1/29 (2)	40,000	36,808
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	18,400	16,892
Hacienda La Puente CA USD	5.000%	8/1/25 (4)	7,000	7,657
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/23 (14)	2,090	969
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/25 (14)	3,635	1,470
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/27 (14)	1,500	530
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/28 (14)	3,170	1,046
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/18 (2)	5,495	5,803
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/19 (2)	3,970	4,181
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/20 (2)	3,250	3,384
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/21 (2)	7,645	7,932

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/22 (2)	3,535	3,631
Long Beach CA USD GO	0.000%	8/1/23 (12)	1,995	953
Long Beach CA USD GO	0.000%	8/1/26 (12)	2,925	1,105
Los Angeles CA Community College Dist. GO	5.000%	8/1/28	7,210	7,550
Los Angeles CA Community College Dist. GO	5.250%	8/1/29	4,145	4,401
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/23	3,115	3,204
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/26	3,250	3,297
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/27	3,250	3,281
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/28	3,960	3,979
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15	20,000	21,264
Los Angeles CA Dept. of Water & Power Rev.	5.375%	7/1/34	3,000	3,172
Los Angeles CA Harbor Dept. Rev.	5.000%	8/1/28	6,930	7,256
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/24 (14)	15,435	15,751
Los Angeles CA USD GO	4.750%	7/1/19 (4)	12,500	13,277
Los Angeles CA USD GO	5.000%	7/1/19	23,635	26,133
Los Angeles CA USD GO	5.000%	7/1/21 (4)	4,000	4,260
Los Angeles CA USD GO	5.000%	7/1/21 (4)	10,000	10,651
Los Angeles CA USD GO	5.000%	7/1/22 (4)	22,410	23,717
Los Angeles CA USD GO	5.000%	7/1/23 (3)	46,690	48,722
Los Angeles CA USD GO	5.000%	7/1/23 (3)	24,035	25,135
Los Angeles CA USD GO	5.000%	7/1/23 (4)	6,425	6,765
Los Angeles CA USD GO	5.250%	7/1/23	8,835	9,576
Los Angeles CA USD GO	5.250%	7/1/23	5,000	5,420
Los Angeles CA USD GO	5.000%	7/1/24 (14)	19,915	20,710
Los Angeles CA USD GO	5.000%	7/1/25 (4)	7,330	7,662
Los Angeles CA USD GO	5.000%	7/1/25 (4)	5,000	5,226
Los Angeles CA USD GO	5.000%	7/1/26	7,500	7,887
Los Angeles CA USD GO	4.500%	1/1/28 (14)	10,000	9,510
Los Angeles CA Wastewater System Rev.	5.000%	6/1/29	7,020	7,285
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/15	19,805	22,339
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/19	8,500	9,568
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/20	5,000	5,561
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/21	5,000	5,505
Los Angeles County CA Transp. Comm. Sales Tax Rev.	6.500%	7/1/10 (4)	16,005	16,557
M-S-R California Energy Auth. Rev.	7.000%	11/1/34	6,000	6,738
New Haven CA USD GO	0.000%	8/1/33 (12)	8,625	1,995
Newport Beach CA Rev. (Hoag Memorial Hosp.) PUT	5.000%	2/7/13	5,000	5,405
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/24 (12)	2,230	2,325
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21 (2)	11,775	10,874
Oakland CA USD GO	6.250%	8/1/18	1,000	1,119
Oakland CA USD GO	6.250%	8/1/19	1,150	1,288
Orange County CA Airport Rev.	5.250%	7/1/25	6,480	6,739
Orange County CA Airport Rev.	5.250%	7/1/34	15,045	15,044
Orange County CA Sanitation Dist. COP	5.000%	2/1/28	7,250	7,713
Orange County CA Sanitation Dist. COP	5.000%	2/1/29	4,510	4,770
Palmdale CA Community Redev. Agency	5.000%	9/1/28 (14)	11,335	10,637
Palo Alto CA USD GO	0.000%	8/1/23	13,900	7,204
Palo Alto CA USD GO	0.000%	8/1/28	20,320	7,797
Palo Alto CA USD GO	0.000%	8/1/29	19,530	7,044
Palo Alto CA USD GO	0.000%	8/1/31	12,305	3,892
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	6.500%	9/1/28	9,000	9,720
Poway CA USD GO	0.000%	8/1/29	5,000	1,543
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,072
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,019
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	4,718
Rocklin CA USD	0.000%	8/1/22 (14)	5,450	2,721
Sacramento County CA Airport Rev.	5.500%	7/1/27	7,870	8,429
Sacramento County CA Airport Rev.	5.500%	7/1/28	5,000	5,329
Sacramento County CA Airport Rev.	5.625%	7/1/29	4,000	4,275
Saddleback Valley CA USD	5.000%	8/1/23 (4)	5,460	5,672
San Bernardino County CA Medical Center COP	7.000%	8/1/10 (14)	10,525	10,851
San Diego CA Community College Dist. GO	5.250%	8/1/33	3,500	3,674
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/13	8,000	8,731
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/28	2,500	2,547
San Diego CA USD GO	5.500%	7/1/24 (4)	6,620	7,446
San Diego CA USD GO	5.500%	7/1/25 (14)	10,000	11,493
San Diego CA USD GO	5.500%	7/1/27 (4)	17,195	19,523
San Diego CA USD GO	0.000%	7/1/29	6,500	2,095
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/21 (14)	12,385	5,622
San Jose CA Redev. Agency	5.000%	8/1/20 (2)	20,000	20,230
San Jose CA Redev. Agency	5.000%	8/1/23 (2)	24,900	24,703
San Jose CA Redev. Agency	5.000%	8/1/24 (14)	29,885	29,393

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Jose CA Redev. Agency	6.500%	8/1/28	25,385	26,838
San Mateo County CA Joint Powers Auth. Lease Rev.	4.625%	7/15/25	1,250	1,244
San Mateo County CA Joint Powers Auth. Lease Rev.	5.250%	7/15/28	2,000	2,088
San Ramon Valley CA USD GO	5.000%	8/1/26 (4)	12,800	13,175
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/19	13,825	15,156
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/20	7,400	8,016
Santa Monica CA Community College Dist.	0.000%	8/1/23	9,045	4,437
Santa Monica CA Community College Dist.	0.000%	8/1/27	6,565	2,408
Santa Monica CA Community College Dist.	0.000%	8/1/28	7,105	2,445
Santa Monica CA Community College Dist.	0.000%	8/1/29	12,640	4,055
Santa Rosa CA Waste Water Rev.	0.000%	9/1/27 (2)	11,125	3,930
Tuolumne CA Wind Project Auth. Rev.	5.000%	1/1/19	3,000	3,193
Tuolumne CA Wind Project Auth. Rev.	5.000%	1/1/20	13,130	13,809
Tuolumne CA Wind Project Auth. Rev.	5.000%	1/1/21	13,465	14,068
Tuolumne CA Wind Project Auth. Rev.	5.625%	1/1/29	9,000	9,518
Univ. of California Rev.	5.000%	5/15/21	10,625	11,452
Univ. of California Rev.	5.500%	5/15/24	14,675	16,410
Ventura County CA Community College Dist. GO	0.000%	8/1/23	6,155	2,854
Ventura County CA Community College Dist. GO	0.000%	8/1/24	8,050	3,440
Ventura County CA Community College Dist. GO	0.000%	8/1/25	8,000	3,191
Ventura County CA Community College Dist. GO	0.000%	8/1/26	8,500	3,167
Ventura County CA Community College Dist. GO	0.000%	8/1/27	8,500	2,956
Ventura County CA COP Public Finance Auth.	5.625%	8/15/27	1,000	1,049
Ventura County CA COP Public Finance Auth.	5.750%	8/15/28	1,750	1,849
Ventura County CA COP Public Finance Auth.	5.750%	8/15/29	1,750	1,845
Victor Valley CA Community College Dist.	5.375%	8/1/29	4,250	4,561
Victor Valley CA Community College Dist.	0.000%	8/1/33	9,035	2,139
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/25 (12)	5,365	5,475
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/27 (12)	5,000	5,063
West Contra Costa CA USD	0.000%	8/1/17 (12)	1,565	1,071
West Contra Costa CA USD	0.000%	8/1/18 (12)	3,000	1,914
West Contra Costa CA USD	0.000%	8/1/19 (12)	4,190	2,488
West Contra Costa CA USD	0.000%	8/1/20 (12)	6,000	3,338
West Contra Costa CA USD	0.000%	8/1/32 (12)	10,000	2,401
West Contra Costa CA USD	0.000%	8/1/33 (12)	2,810	632
				3,376,589
Colorado (1.8%)
Aurora CO COP	5.000%	12/1/19	1,050	1,161
Aurora CO COP	5.000%	12/1/20	2,000	2,181
Aurora CO COP	5.000%	12/1/21	3,505	3,792
Aurora CO COP	5.000%	12/1/22	4,730	5,089
Aurora CO COP	5.000%	12/1/23	4,465	4,783
Aurora CO COP	5.000%	12/1/24	4,215	4,486
Aurora CO COP	5.000%	12/1/25	5,475	5,786
Boulder, Larimer & Weld Counties CO St. Vrain Valley School Dist.	5.000%	12/15/27	8,000	8,568
Colorado Dept. of Transp. Rev.	5.500%	6/15/12 (14)	11,780	13,087
Colorado Dept. of Transp. Rev.	5.500%	6/15/13 (14)	14,500	16,456
Colorado Dept. of Transp. Rev.	5.000%	12/15/15 (14)	57,325	65,060
Colorado Dept. of Transp. Rev. RAN	5.375%	6/15/12 (Prere.)	8,500	9,540
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	0.200%	11/2/09 LOC	8,400	8,400
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	6.125%	10/1/28	10,000	10,839
1 Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	7/1/29	50,000	51,547
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	0.200%	11/6/09	12,930	12,930
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	0.200%	11/6/09	30,800	30,800
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09 (4)(Prere.)	5,185	5,261
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/09 (4)(Prere.)	5,500	5,581
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	5.000%	3/1/25	4,900	4,702
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/09 (14)	2,965	2,977
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/10 (14)	1,740	1,746
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.250%	12/1/11 (14)	3,415	3,426
Colorado Springs CO Util. System Rev.	5.000%	11/15/09 (ETM)	5,000	5,010
Colorado Springs CO Util. System Rev.	5.375%	11/15/12	12,620	13,715
Colorado Springs CO Util. System Rev.	5.375%	11/15/14	12,745	13,769
Denver CO City & County Airport Rev.	5.000%	11/15/23 (10)	6,850	7,015
Denver CO City & County Airport Rev.	5.000%	11/15/24 (10)	8,965	9,133
Denver CO City & County COP VRDO	0.180%	11/2/09	5,980	5,980
Denver CO City & County COP VRDO	0.180%	11/2/09	4,235	4,235
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/14	7,065	7,838
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10 (14)(Prere.)	8,100	7,293
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11 (14)	8,000	7,479
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11 (14)(ETM)	6,600	6,479

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/17 (14)	24,490	15,714
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18 (14)	7,850	7,905
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18 (14)	6,355	6,399
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (14)	15,100	8,293
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24 (14)	20,000	7,646
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24 (14)	10,000	9,889
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24 (14)	5,000	4,945
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24 (14)	10,000	9,889
Larimer County CO School Dist. No. R-1 Poudre GO	5.000%	12/15/16 (4)	10,135	11,403
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/20 (14)	5,785	6,315
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/21 (14)	6,605	6,998
Univ. of Colorado Enterprise System Rev.	5.500%	6/1/24	2,000	2,251
Univ. of Colorado Enterprise System Rev.	5.500%	6/1/26	2,750	3,071
Univ. of Colorado Hosp. Auth. Rev.	6.000%	11/15/29	9,850	10,280
				477,142
Connecticut (1.7%)
Connecticut GO	5.375%	12/15/10 (Prere.)	6,165	6,495
Connecticut GO	5.375%	6/15/11 (Prere.)	5,000	5,372
Connecticut GO	5.125%	11/15/11 (Prere.)	5,675	6,174
Connecticut GO	5.125%	11/15/11 (Prere.)	25,375	27,547
Connecticut GO	5.500%	11/15/11 (4)	21,215	23,246
Connecticut GO	5.500%	12/15/11 (14)	9,000	9,891
Connecticut GO	5.500%	12/15/12 (4)	5,020	5,690
Connecticut GO	5.000%	4/15/13	9,745	10,911
Connecticut GO	5.000%	11/1/13	10,000	11,338
Connecticut GO	5.125%	11/15/13	19,000	20,560
Connecticut GO	5.500%	12/15/13	1,705	1,970
Connecticut GO	5.000%	4/15/14	13,690	15,513
Connecticut GO	5.500%	12/15/14	7,700	9,005
Connecticut GO	5.000%	4/15/15	16,155	18,403
Connecticut GO	5.000%	11/1/15	5,000	5,739
Connecticut GO	5.000%	12/15/15	14,345	16,489
Connecticut GO	5.000%	4/15/16	13,725	15,729
Connecticut GO	5.000%	4/15/17	17,095	19,689
Connecticut GO	5.000%	12/15/17	5,400	6,153
Connecticut GO	5.000%	3/1/18	11,635	13,406
Connecticut GO	5.000%	3/1/18	1,130	1,302
Connecticut GO	5.000%	12/15/18	11,000	12,390
Connecticut GO	5.000%	2/15/22	9,615	10,801
Connecticut GO	5.000%	2/15/23	15,000	16,715
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	7.125%	6/1/10	4,275	4,440
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/11	4,035	4,362
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	6.500%	10/1/12	6,600	7,549
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/12	4,685	5,189
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.375%	10/1/13 (4)	20,000	21,648
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/13	2,970	3,331
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	2/1/14	12,000	13,384
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/14	7,315	8,244
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/16	3,115	3,516
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/23	12,085	13,072
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/24	10,880	11,715
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/25	13,015	13,952
Connecticut State Health & Educ. Fac. Auth. (Connecticut State Univ. System)	5.000%	11/1/12 (4)	6,275	6,991
Connecticut State Health & Educ. Fac. Auth. (Greenwich Hosp.) VRDO	0.220%	11/6/09 LOC	5,405	5,405
Connecticut State Health & Educ. Fac. Auth. (Wesleyan State Univ. System) VRDO	0.200%	11/2/09	5,800	5,800
Connecticut State Health & Educ. Fac. Auth. (Yale-New Haven Hosp.) VRDO	0.220%	11/6/09 LOC	30,000	30,000
				449,126
Delaware (0.3%)
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/12	3,690	4,066
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/13	3,875	4,354
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/14	1,625	1,844
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/15	4,270	4,855
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/15	14,220	16,168
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/17	4,710	5,386
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/18	4,945	5,654
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/19	4,695	5,382
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/28	8,055	8,709
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/29	10,000	10,737
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/29	8,460	9,083
				76,238

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia (0.8%)
District of Columbia GO	5.500%	6/1/10 (2)	10,490	10,768
District of Columbia GO	5.500%	6/1/10 (4)	15,000	15,445
District of Columbia GO	5.750%	6/1/10 (14)	15,465	15,896
District of Columbia GO	6.000%	6/1/11 (14)	6,550	7,006
District of Columbia GO	5.500%	6/1/12 (4)(Prere.)	4,630	4,696
District of Columbia GO	0.000%	6/1/13 (14)	10,945	10,031
District of Columbia GO	0.000%	6/1/14 (14)	16,650	14,572
District of Columbia GO	5.000%	6/1/14 (2)	10,880	11,763
District of Columbia GO	5.000%	6/1/19 (4)	5,325	5,866
District of Columbia GO	5.000%	6/1/20 (4)	11,840	12,934
District of Columbia GO	5.000%	6/1/21 (4)	10,880	11,790
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/10 (14)(ETM)	2,555	2,668
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/12 (14)(ETM)	2,995	3,396
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/21 (2)	5,610	5,873
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/22 (2)	5,800	6,031
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/23 (2)	6,600	6,823
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/24 (2)	6,190	6,371
District of Columbia Rev. (Georgetown Univ.) PUT	4.700%	4/1/18	23,500	24,924
District of Columbia Univ. Rev. (George Washington Univ.)	6.000%	9/15/11 (14)	3,000	3,043
District of Columbia Water & Sewer Auth. Public Util. Rev.	5.500%	10/1/23 (4)	15,115	17,725
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/14	1,280	1,425
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/16	5,635	6,284
				205,330
Florida (7.0%)
Brevard County FL School Board COP	5.000%	7/1/23 (12)	4,615	4,809
Brevard County FL School Board COP	5.000%	7/1/24 (12)	4,850	5,028
Brevard County FL School Board COP	5.000%	7/1/25 (12)	5,090	5,250
Broward County FL Port Fac. Rev.	5.500%	9/1/29	5,500	5,566
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/09	15,885	15,945
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/09	2,000	2,008
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/10	21,330	21,405
Broward County FL School Board COP	5.375%	7/1/18 (4)	6,000	6,119
Broward County FL School Board COP	5.250%	7/1/20 (14)	4,155	4,307
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	13,081
Broward County FL Water & Sewer Util. Rev.	5.000%	10/1/23	2,000	2,118
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/14 (14)	35,000	36,399
Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14	20,000	21,150
Clay County FL Sales Surtax Rev.	5.000%	10/1/12 (12)	6,690	7,282
Clay County FL Sales Surtax Rev.	5.000%	10/1/16 (12)	8,135	8,887
Clearwater FL Water & Sewer Rev.	5.125%	12/1/32	2,000	1,993
Florida Board of Educ. Capital Outlay	6.000%	6/1/10 (Prere.)	2,030	2,118
Florida Board of Educ. Capital Outlay	5.250%	6/1/13	3,845	4,306
Florida Board of Educ. Capital Outlay	5.250%	6/1/13	5,045	5,650
Florida Board of Educ. Capital Outlay	6.000%	6/1/23	7,000	8,722
Florida Board of Educ. Public Educ.	5.375%	1/1/13	4,855	5,278
Florida Board of Educ. Public Educ.	5.250%	6/1/13 (4)	17,825	19,765
Florida Board of Educ. Public Educ.	5.375%	6/1/13	6,820	7,575
Florida Board of Educ. Public Educ.	5.000%	6/1/14	5,040	5,573
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13	3,815	4,244
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13	8,395	9,338
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13	3,720	4,138
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14	4,005	4,494
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14	3,910	4,388
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/15	4,205	4,737
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/15	4,105	4,625
Florida Board of Educ. Public Educ. Capital Outlay	5.375%	6/1/15	11,000	12,111
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/19	2,905	3,263
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/20	5,585	6,269
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/20	3,500	3,857
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/27	5,330	5,715
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/28	7,695	8,196
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/10 (14)	5,800	5,822
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/11 (14)	10,840	10,878
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/12 (14)	11,410	11,446
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13 (14)	7,150	7,741
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (2)	10,875	11,674
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (14)	7,860	8,660
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14 (14)	6,000	6,593
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14 (14)	3,700	4,006
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14 (2)	19,155	21,435

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15 (14)	10,240	11,101
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15 (2)	10,165	11,394
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/15 (14)	5,000	5,136
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	8,215	8,966
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/17 (14)	6,000	6,490
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/18	4,000	4,341
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/19	4,550	4,925
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/20 (2)	12,545	13,377
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/21 (2)	11,590	12,298
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/23 (2)	11,235	11,772
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/24	11,385	11,827
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/24	13,700	14,186
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/25	13,215	13,644
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/25	14,385	14,812
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/26	13,875	14,249
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/27	15,855	16,167
Florida Dept. of Environmental Protection & Preservation Rev.	5.750%	7/1/10 (14)	3,615	3,727
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/12 (14)	3,000	3,248
Florida Dept. of Environmental Protection & Preservation Rev.	5.375%	7/1/13 (14)	7,645	8,343
Florida Dept. of Environmental Protection & Preservation Rev.	5.500%	7/1/13 (4)	11,920	13,257
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/19	5,855	6,409
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24 (14)	10,045	10,425
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24	10,025	10,542
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24 (14)	10,000	10,378
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24	9,025	9,451
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25	10,525	11,001
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25 (14)	6,700	6,977
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25	9,475	9,867
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26	11,055	11,493
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26 (14)	10,045	10,409
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26	9,950	10,310
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/27	11,605	12,000
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/27	5,445	5,615
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/28	10,970	11,256
Florida Dept. of General Services Division Fac. Management Rev. (Florida Fac. Pool)	5.000%	9/1/13 (2)	3,060	3,381
Florida Dept. of Transp.	6.375%	7/1/11	9,635	10,509
Florida Dept. of Transp.	5.250%	7/1/15	3,900	3,953
Florida Dept. of Transp.	5.000%	7/1/25	10,000	10,411
Florida Division Board Financial Dept. of General Services Systems Rev.
(Dept. of Environmental Protection)	6.000%	7/1/12 (2)	11,500	12,764
Florida Higher Educ. Fac. Finance Auth. Rev. (Ringling College) VRDO	0.550%	11/6/09 LOC	14,500	14,500
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12	40,000	42,731
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12	17,865	19,200
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13	38,000	40,820
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14	14,000	15,072
Florida Muni. Power Agency Rev.	5.250%	10/1/19 (4)	10,000	10,949
Florida Muni. Power Agency Rev.	5.000%	10/1/27	12,500	12,834
Florida Muni. Power Agency Rev.	5.750%	10/1/27	3,000	3,262
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/13 (4)	3,905	4,303
Florida Turnpike Auth. Rev.	5.250%	7/1/11 (14)	2,185	2,192
Florida Turnpike Auth. Rev.	5.250%	7/1/11 (4)	5,000	5,340
Florida Turnpike Auth. Rev.	5.000%	7/1/15	4,000	4,438
Florida Turnpike Auth. Rev.	5.000%	7/1/17	5,760	6,361
Florida Turnpike Auth. Rev.	5.000%	7/1/19 (2)	4,150	4,423
Florida Turnpike Auth. Rev.	5.000%	7/1/19	1,365	1,486
Florida Turnpike Auth. Rev.	5.000%	7/1/19	6,755	7,397
Florida Turnpike Auth. Rev.	5.000%	7/1/20 (2)	2,745	2,913
Florida Turnpike Auth. Rev.	5.000%	7/1/20	1,275	1,386
Florida Turnpike Auth. Rev.	5.000%	7/1/22 (2)	5,120	5,356
Florida Water Pollution Control Financing Corp. Rev.	5.000%	1/15/20	2,000	2,196
Fort Myers FL Rev.	5.000%	12/1/25 (14)	7,340	7,511
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	820	937
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	125	143
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	145	166
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	260	297
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	190	217
1 Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/18	2,000	2,089
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20	1,000	1,019
1 Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20	2,155	2,217
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20	875	891
1 Highlands County FL Health Rev. (Adventist Health System)	4.500%	11/15/21	2,250	2,191
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/21	1,000	1,011

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/21	135	136
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/22	1,000	1,009
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/22	740	747
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/23	500	502
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/23	1,310	1,314
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/27	10,000	9,813
Hillsborough County FL Assement Rev.	5.000%	3/1/22 (14)	6,260	6,511
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/15	2,500	2,752
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/17	2,750	2,923
Hillsborough County FL Aviation Auth. Rev.	5.000%	10/1/18	3,400	3,696
Hillsborough County FL IDA Rev. (Tampa Electric Co. Project) PUT	5.000%	3/15/12 (2)	8,000	8,293
Hillsborough County FL IDA (Univ. Community Hosp.)	5.500%	8/15/17	3,650	3,440
Hillsborough County FL IDA (Univ. Community Hosp.)	6.500%	8/15/19 (14)	3,500	3,745
Hillsborough County FL School Board COP	5.500%	7/1/14 (14)	4,370	4,867
Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.210%	11/2/09 (14)LOC	15,100	15,100
Hillsborough County FL Util. Rev.	5.500%	8/1/13 (2)(ETM)	10,000	11,218
Jacksonville FL Captial Project Rev. VRDO	0.550%	11/6/09 LOC	12,905	12,905
Jacksonville FL Electric Auth. Rev. (St. John’s River Power Park)	5.000%	10/1/19 (14)	5,000	5,224
Jacksonville FL Electric Auth. Rev. (St. John’s River Power Park)	5.000%	10/1/20 (14)	5,000	5,203
Jacksonville FL Sales Taxes Rev.	5.500%	10/1/13 (14)	3,045	3,430
Jacksonville FL Sales Taxes Rev.	5.000%	10/1/23	5,415	5,705
Jacksonville FL Sales Taxes Rev.	5.000%	10/1/24	5,685	5,971
Jacksonville FL Sales Taxes Rev.	5.000%	10/1/25	5,970	6,255
Jacksonville FL Sales Taxes Rev.	4.750%	10/1/28	13,280	13,541
Jacksonville FL Special Rev.	5.000%	10/1/25	4,800	5,006
Kissimmee FL Util. Auth. Electric System Rev.	5.250%	10/1/18 (4)	3,000	3,317
Lake County FL School Board COP	5.250%	6/1/15 (2)	4,075	4,405
Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,216
Lakeland FL Electric & Water Rev.	6.050%	10/1/12 (4)	10,000	11,158
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35 (14)	7,000	6,688
Manatee County FL School Dist. Tax Rev.	5.000%	10/1/13 (2)	5,140	5,566
Miami FL Health Fac. Auth. (Catholic Health East) VRDO	0.240%	11/6/09 LOC	10,500	10,500
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/10 (14)	2,540	2,636
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/23 (12)	1,800	1,891
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/29 (12)	4,000	4,075
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/14 (2)(Prere.)	13,760	15,541
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/14 (2)(Prere.)	10,910	12,322
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/20 (2)	2,040	2,124
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/24 (2)	5,275	5,373
Miami-Dade County FL School Board COP	5.000%	8/1/11 (2)	6,845	7,249
Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	8,525	9,234
Miami-Dade County FL School Board COP	5.000%	2/1/13 (12)	5,175	5,614
Miami-Dade County FL School Board COP	5.000%	8/1/13 (2)	10,000	10,919
Miami-Dade County FL School Board COP	5.000%	5/1/16 (12)	9,335	10,192
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,628
Miami-Dade County FL School Board COP	5.000%	5/1/19 (14)	5,685	6,007
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,599
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,396
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	3,155	3,237
Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	26,706
Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,559
Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	29,162
Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	14,921
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,096
Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	13,550
Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	16,079
Miami-Dade County FL Water & Sewer Rev.	5.250%	10/1/21	20,000	21,949
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/26 (14)	7,900	8,155
North Brevard County FL Hosp. Dist. Rev. (Parrish Medical Center Project)	5.500%	10/1/28	5,000	5,163
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/21	2,215	2,338
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/23	2,000	2,091
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/29	11,000	11,317
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare) VRDO	0.340%	11/2/09 (4)	21,420	21,420
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	0.240%	11/2/09 LOC	6,495	6,495
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	0.320%	11/2/09 (4)	4,530	4,530
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,280
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,108
Orange County FL School Board COP	4.500%	8/1/26	8,400	8,140
Orange County FL School Board COP	4.500%	8/1/27	7,000	6,742
Orange County FL Tourist Dev. Rev.	5.000%	10/1/17	5,955	6,437
Orange County FL Tourist Dev. Rev.	5.000%	10/1/18 (14)	18,980	20,547
Orange County FL Tourist Dev. Rev.	5.000%	10/1/20 (14)	25,345	26,939

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orange County FL Tourist Dev. Rev.	5.000%	10/1/21 (14)	16,605	17,545
Orange County FL Tourist Dev. Rev.	5.000%	10/1/27 (2)	12,630	12,902
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/13 (2)	5,000	5,448
Orlando & Orange County FL Expressway Auth.	5.250%	7/1/14 (2)	4,000	4,332
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/28	6,800	7,176
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13 (ETM)	9,500	10,851
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14 (ETM)	4,500	5,213
Palm Beach County FL School Board COP	5.000%	8/1/13 (14)	2,095	2,281
Palm Beach County FL School Board COP	5.375%	8/1/13 (2)	2,690	2,963
Palm Beach County FL Solid Waste Auth. Rev.	5.500%	10/1/28	15,000	15,944
Port St. Lucie FL Util. Rev.	5.000%	9/1/29 (12)	4,380	4,439
Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	7,500	7,887
Seminole County FL Water & Sewer Rev.	5.000%	10/1/23	5,000	5,259
Seminole County FL Water & Sewer Rev.	5.000%	10/1/24	7,805	8,179
South Florida Water Management Dist.	5.000%	10/1/13 (2)	5,000	5,532
South Florida Water Management Dist.	5.000%	10/1/14 (2)	9,460	10,513
South Florida Water Management Dist.	5.000%	10/1/15 (2)	5,800	6,438
South Florida Water Management Dist.	5.000%	10/1/16 (2)	3,000	3,327
South Florida Water Management Dist.	5.000%	10/1/24 (2)	4,000	4,178
South Florida Water Management Dist.	5.000%	10/1/25 (2)	8,000	8,317
Tallahassee FL Energy System Rev.	5.250%	10/1/13 (4)	4,380	4,854
Tallahassee FL Energy System Rev.	5.250%	10/1/14 (4)	3,980	4,432
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.250%	12/1/20	10,000	10,058
Tampa Bay FL Water Util. System Rev.	6.000%	10/1/29 (14)	10,000	12,244
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/11 (14)	3,000	3,035
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/19 (2)	11,470	11,981
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/21 (2)	11,355	11,688
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/22 (2)	13,470	13,745
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/23 (2)	4,000	4,079
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/24 (2)	15,100	15,373
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,595
				1,800,948
Georgia (3.8%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assn.) VRDO	0.240%	11/2/09 LOC	4,200	4,200
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15 (14)	11,930	12,107
Atlanta GA Airport Fac. Rev.	5.875%	1/1/16 (14)	5,000	5,072
Atlanta GA GO	5.250%	12/1/17 (12)	2,365	2,701
Atlanta GA GO	5.250%	12/1/18 (12)	3,040	3,458
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,615
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,706
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/10 (4)	10,000	10,397
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/11 (4)	10,000	10,723
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/16 (4)	7,000	7,817
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/17 (4)	8,000	8,874
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/22 (4)	10,000	10,540
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25 (4)	10,000	11,088
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/26 (4)	15,460	17,078
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27 (4)	6,135	6,762
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.950%	4/1/11	16,000	16,635
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12	10,000	10,572
Cobb County GA Hosp. Auth. Rev. Antic Certificates (Equipment Pool Project) VRDO	0.260%	11/6/09 LOC	15,600	15,600
Cobb County GA Kennestone Hosp. Auth. Rev.	6.250%	4/1/34 (2)	1,000	1,092
Cobb County GA Kennestone Hosp. Auth. Rev.	5.500%	4/1/37 (2)	7,500	7,685
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	0.550%	11/6/09 LOC	33,500	33,500
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	0.550%	11/6/09 LOC	37,705	37,705
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	0.370%	11/6/09 LOC	17,120	17,120
Fulton County GA COP	5.750%	11/1/10 (2)(Prere.)	6,000	6,383
Fulton County GA COP	6.000%	11/1/10 (2)	5,985	6,382
Fulton County GA COP	6.000%	11/1/10 (2)(Prere.)	6,325	6,744
Fulton County GA COP	6.000%	11/1/10 (2)	4,675	4,985
Fulton County GA Dev. Auth. (Piedmont Healthcare Inc. Project) VRDO	0.550%	11/6/09 LOC	10,000	10,000
Fulton County GA School Dist. GO	6.375%	5/1/10	4,275	4,380
Georgia GO	7.450%	1/1/10	4,000	4,047
Georgia GO	6.750%	9/1/10	8,000	8,417
Georgia GO	5.700%	7/1/11	4,470	4,841
Georgia GO	5.750%	9/1/11	2,500	2,728
Georgia GO	5.000%	10/1/11	7,000	7,571
Georgia GO	5.000%	11/1/11 (Prere.)	15,570	16,881
Georgia GO	5.000%	4/1/12	8,020	8,797
Georgia GO	5.000%	10/1/13	20,095	22,799
Georgia GO	5.500%	7/1/14	10,750	12,487

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Georgia GO	5.000%	10/1/14	18,250	20,918
Georgia GO	5.000%	10/1/15	21,495	24,760
Georgia GO	5.000%	4/1/16	15,090	17,372
Georgia GO	5.000%	5/1/16	4,310	4,967
Georgia GO	5.000%	7/1/16	9,500	10,969
Georgia GO	5.000%	7/1/16	5,300	6,005
Georgia GO	5.750%	8/1/17	3,500	4,227
Georgia GO	5.000%	9/1/19	7,080	7,814
Georgia Muni. Electric Power Auth. Rev.	6.500%	1/1/17 (14)	9,420	10,878
Georgia Port Auth. Rev. (Garden City Terminal Project) VRDO	0.260%	11/6/09 LOC	12,000	12,000
Georgia Road & Tollway Auth. Federal Highway Reimbursement Rev.	5.000%	6/1/20	10,000	11,025
Georgia Road & Tollway Auth. GAN	5.000%	6/1/14 (14)	3,000	3,393
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/14	16,735	18,812
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/15	31,260	35,220
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/16	41,105	46,303
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/17	21,265	23,977
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/21	19,000	20,963
Georgia Road & Tollway Auth. Rev. (Federal Highway Grant)	5.000%	6/1/15	3,625	4,084
Georgia Road & Tollway Auth. Rev. (Federal Highway Grant)	5.000%	6/1/16	25,855	29,125
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/14	9,385	10,147
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/15	8,775	9,636
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/16	9,000	9,865
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/14	32,395	36,416
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,460
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,259
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) RAN	4.625%	8/1/29	5,500	5,051
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/17	2,000	2,067
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/20	23,970	23,857
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21	12,500	11,814
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21	37,000	36,764
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	5.000%	7/1/18 (3)(4)	10,000	11,272
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	5.000%	7/1/19 (14)	30,450	34,328
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	5.000%	7/1/20 (14)	9,800	11,048
Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.250%	1/1/16	6,580	7,318
Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.250%	1/1/16	3,480	3,870
Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.750%	1/1/19	51,440	59,115
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/29	4,500	4,844
				980,432
Hawaii (1.0%)
Hawaii GO	6.000%	12/1/09 (14)	3,550	3,567
Hawaii GO	5.750%	10/1/10 (14)(Prere.)	115	121
Hawaii GO	5.875%	10/1/10 (14)(Prere.)	2,000	2,101
Hawaii GO	6.000%	11/1/10 (4)	10,000	10,548
Hawaii GO	5.750%	10/1/11 (14)	2,095	2,189
Hawaii GO	5.375%	8/1/12 (14)	14,490	15,578
Hawaii GO	5.375%	8/1/12 (14)	13,900	14,943
Hawaii GO	5.625%	9/1/12 (4)	1,490	1,511
Hawaii GO	5.750%	10/1/12 (14)	2,130	2,228
Hawaii GO	5.375%	8/1/13 (14)	14,700	15,803
Hawaii GO	5.375%	8/1/13 (14)	16,595	17,841
Hawaii GO	5.375%	8/1/14 (14)	17,985	19,335
Hawaii GO	5.375%	8/1/14 (14)	11,650	12,524
Hawaii GO	5.000%	7/1/17 (2)	45,035	50,151
Hawaii GO	5.000%	10/1/22 (14)	7,000	7,561
Hawaii GO	5.000%	10/1/23 (14)	5,000	5,380
Hawaii GO	5.000%	10/1/24 (14)	3,000	3,209
Hawaii GO	5.000%	3/1/25 (4)	6,000	6,401
Hawaii GO	5.000%	3/1/26 (4)	14,500	15,437
Honolulu HI City & County GO	5.250%	7/1/14 (4)	10,000	11,394
Honolulu HI City & County GO	5.250%	7/1/15 (4)	7,500	8,588
Honolulu HI City & County GO	5.250%	7/1/16 (4)	7,500	8,606
Honolulu HI City & County GO	5.250%	7/1/17 (4)	7,625	8,776
Honolulu HI City & County GO	5.250%	7/1/18 (4)	2,860	3,289
Honolulu HI City & County GO	5.000%	7/1/19 (4)	3,000	3,331
Honolulu HI City & County GO	5.000%	7/1/20 (4)	2,705	2,984
Honolulu HI City & County GO	5.000%	7/1/24 (4)	2,570	2,766
Honolulu HI City & County Wastewater System Rev.	5.000%	7/1/20	4,000	4,340
Honolulu HI City & County Wastewater System Rev.	5.000%	7/1/21	2,500	2,689
Honolulu HI City & County Wastewater System Rev.	5.000%	7/1/22	3,000	3,201
				266,392

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Idaho (0.2%)
Idaho Bond Bank Auth. Rev.	4.375%	9/15/23	2,460	2,508
Idaho Bond Bank Auth. Rev.	5.250%	9/15/24	2,000	2,197
Idaho Bond Bank Auth. Rev.	5.250%	9/15/26	1,000	1,090
Idaho Health Facs. Auth. Rev. (Trinity Health Group)	6.125%	12/1/28	12,050	13,085
Idaho Housing & Finance Assn. RAN	5.000%	7/15/14	4,890	5,490
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.230%	11/6/09	23,955	23,955
				48,325
Illinois (4.0%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,178
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12 (14)	26,000	24,779
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/13 (14)	29,170	26,751
Chicago IL Board of Educ. GO	5.000%	12/1/16 (4)	1,985	2,196
Chicago IL Board of Educ. GO	5.000%	12/1/18 (4)	2,500	2,718
Chicago IL Board of Educ. GO	5.000%	12/1/19 (4)	6,130	6,614
Chicago IL Board of Educ. GO	5.000%	12/1/24 (4)	6,650	6,924
Chicago IL Board of Educ. GO	5.250%	12/1/24 (4)	32,965	35,278
Chicago IL Board of Educ. GO	5.000%	12/1/26 (4)	12,640	13,004
Chicago IL GO	5.500%	1/1/17 (4)	18,930	21,777
Chicago IL GO	5.000%	1/1/21 (4)	18,155	19,322
Chicago IL GO	0.000%	1/1/22	4,750	2,579
Chicago IL GO	0.000%	1/1/23	4,900	2,505
Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,414
Chicago IL GO	0.000%	1/1/27	7,000	2,799
Chicago IL GO	5.000%	1/1/27 (14)	8,200	8,626
Chicago IL GO	5.000%	1/1/28 (14)	9,900	10,366
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	5,540	6,181
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	13,425	14,979
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	7,150	7,978
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	3,715	4,149
Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/09	3,000	3,015
3 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.510%	11/6/09	5,375	5,375
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/12 (14)	10,000	10,678
Chicago IL O’Hare International Airport Rev.	5.250%	1/1/14 (14)	2,000	2,206
Chicago IL O’Hare International Airport Rev.	5.250%	1/1/15 (14)	5,000	5,527
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/18 (4)	7,025	7,604
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/19 (4)	22,920	24,586
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/21 (4)	15,960	16,925
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/22 (4)	18,295	19,258
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/23 (4)	15,275	15,961
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/24 (4)	18,350	19,085
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.000%	6/1/14	4,200	4,630
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.000%	6/1/18 (2)	10,000	10,622
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/24 (12)	5,000	5,368
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/25 (12)	11,000	11,773
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/26 (12)	8,260	8,685
Chicago IL Transit Auth. Rev.	5.000%	6/1/13	4,000	4,386
Chicago IL Transit Auth. Rev.	5.000%	6/1/15	6,060	6,677
Chicago IL Transit Auth. Rev.	5.500%	6/1/18	7,435	8,403
Chicago IL Transit Auth. Rev.	5.000%	6/1/20 (12)	3,185	3,461
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	3,595	3,927
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	3,200	3,496
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	4,035	4,408
Chicago IL Water Rev.	5.500%	11/1/11 (2)(Prere.)	2,000	2,185
Chicago IL Water Rev.	0.000%	11/1/14 (2)	7,460	6,459
Chicago IL Water Rev.	0.000%	11/1/15 (2)	7,555	6,211
1 Cook County IL GO	5.000%	11/15/18	8,000	8,770
1 Cook County IL GO	5.000%	11/15/20	7,500	8,140
1 Cook County IL GO	5.000%	11/15/21	5,910	6,349
Cook County IL High School Dist. (Thornton Township)	5.000%	12/1/15 (12)	2,020	2,276
Cook County IL High School Dist. (Thornton Township)	5.500%	12/1/17 (12)	2,000	2,319
Grundy & Will Counties IL Community USD	5.875%	2/1/23	2,315	2,582
Grundy & Will Counties IL Community USD	5.875%	2/1/25	2,720	3,004
Grundy & Will Counties IL Community USD	5.875%	2/1/26	3,060	3,366
Grundy & Will Counties IL Community USD	5.875%	8/1/28	6,520	7,123
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	3.375%	2/3/14	10,000	10,296
Illinois Finance Auth. Rev. (Advocate Health) PUT	4.375%	7/1/14	7,500	7,504
Illinois Finance Auth. Rev. (Central Dupage Health)	5.000%	11/1/27	10,000	10,181
Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.200%	11/2/09	8,500	8,500
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.500%	8/15/28	21,760	22,276
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.250%	7/1/28	8,500	8,744

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.750%	8/15/30	9,000	9,683
Illinois Finance Auth. Rev. (OSF Healthcare System)	7.000%	11/15/29	10,000	10,870
Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	5.000%	11/1/23 (14)	5,000	4,941
Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	5.750%	11/1/28 (14)	3,000	3,065
Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	6.375%	11/1/29	7,000	7,502
Illinois GO	5.000%	10/1/10	9,000	9,358
Illinois GO	5.375%	7/1/12 (14)(Prere.)	5,500	6,137
Illinois GO	5.250%	10/1/12	14,000	15,469
Illinois GO	5.500%	8/1/13 (14)	14,005	15,739
Illinois GO	5.375%	7/1/14 (14)	5,000	5,477
Illinois GO	5.250%	10/1/14	40,000	43,878
Illinois GO	5.000%	1/1/15	6,050	6,653
Illinois GO	5.500%	8/1/17 (14)	7,500	8,207
Illinois GO	5.500%	8/1/18 (14)	6,000	6,565
Illinois GO	5.000%	1/1/19	10,000	10,978
Illinois GO	5.000%	11/1/24 (2)	5,000	5,182
Illinois GO	5.000%	6/1/26	1,000	1,024
Illinois GO	5.000%	6/1/26	5,600	5,851
Illinois GO	5.000%	6/1/27 (14)	4,000	4,089
Illinois Health Fac. Auth. Rev. (Elmhurst Memorial Hosp.)	6.250%	1/1/17	5,060	5,179
Illinois Health Fac. Auth. Rev. (Revolving Fund Pooled) VRDO	0.250%	11/2/09 LOC	8,100	8,100
Illinois Regional Transp. Auth. Rev.	6.250%	7/1/22 (4)	5,000	6,137
Illinois Regional Transp. Auth. Rev.	6.000%	7/1/23 (14)	5,000	5,966
Illinois Regional Transp. Auth. Rev.	6.250%	7/1/23 (4)	11,975	14,712
Illinois Sales Tax Rev.	6.125%	6/15/10 (Prere.)	4,250	4,404
Illinois Sales Tax Rev.	6.125%	6/15/14	6,850	7,079
Illinois Sales Tax Rev.	5.375%	6/15/18	9,860	11,325
Illinois Sales Tax Rev.	5.375%	6/15/20	9,635	11,113
Illinois Sales Tax Rev.	5.000%	6/15/28 (14)	6,000	6,236
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23 (4)	23,000	24,227
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23 (4)	5,000	5,296
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/24 (4)	20,000	21,088
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/25 (4)	5,700	5,983
Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	0.250%	11/6/09 (4)	16,500	16,500
Kendall Kane & Will Counties IL Community Unit School Dist.	0.000%	2/1/28 (4)	3,125	1,163
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10 (2)	8,690	8,943
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/16 (14)	8,330	6,267
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/19 (14)	38,340	24,667
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/21 (14)	6,000	3,298
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/23 (14)	32,515	15,705
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/24 (14)	15,795	7,149
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/25 (14)	19,785	8,445
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/29 (4)	30,700	10,222
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/29 (14)	30,000	9,988
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/30 (4)	25,000	8,019
Peoria IL Public Building Community School Dist. Rev.	0.000%	12/1/14 (12)	2,800	2,377
Peoria IL Public Building Community School Dist. Rev.	0.000%	12/1/15 (12)	2,800	2,248
Peoria IL Public Building Community School Dist. Rev.	0.000%	12/1/16 (12)	2,900	2,203
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/16 (14)	15,270	12,289
				1,024,454
Indiana (1.1%)
Decatur Township IN Multi-School Buildings Corp. Rev.	5.000%	7/15/21 (4)	5,695	6,145
Franklin IN Community Multi-School Building Corp.	5.000%	7/15/23 (4)	2,480	2,735
Hammond IN School Building Corp.	5.000%	7/15/24 (14)	2,735	2,831
Hammond IN School Building Corp.	5.000%	7/15/25 (14)	2,875	2,972
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/20	4,370	4,449
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/23	3,570	3,556
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/24	10,855	10,987
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/25	13,895	14,014
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/26	14,425	14,507
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/27	8,615	8,639
1 Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/29	6,000	5,808
Indiana Finance Auth. Lease Rev.	5.000%	11/1/17	7,500	8,331
Indiana Finance Auth. Rev.	5.000%	7/1/15	3,865	4,261
Indiana Finance Auth. Rev.	5.000%	7/1/17	3,315	3,642
Indiana Finance Auth. Rev.	5.000%	7/1/18	4,085	4,477
Indiana Finance Auth. Rev. (Duke Energy Project) VRDO	0.210%	11/2/09 LOC	17,500	17,500
Indiana Finance Auth. Rev. (Duke Energy Project) VRDO	0.210%	11/2/09 LOC	14,800	14,800
Indiana Finance Auth. Rev. (Wabash Valley Correctional Fac.)	5.000%	7/1/14	2,510	2,812
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	3.750%	2/1/12	10,000	10,358
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/24	2,000	1,913

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/25	11,000	10,512
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/26	15,000	14,276
Indiana Muni. Power Agency Rev.	5.875%	1/1/10 (14)	4,500	4,535
Indiana Muni. Power Agency Rev.	5.250%	1/1/15 (14)	750	796
Indiana Muni. Power Agency Rev.	5.625%	1/1/28	4,640	4,896
Indiana Muni. Power Agency Rev.	5.750%	1/1/29	2,000	2,120
Indiana Transp. Finance Auth. Highway Rev.	5.000%	12/1/12 (14)	4,500	4,979
Indianapolis IN Local Public Improvement Rev.	5.000%	2/1/18	15,070	16,689
Indianapolis IN Local Public Improvement Rev.	5.000%	2/1/20	5,000	5,470
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/22	1,425	1,542
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/23	1,895	2,037
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/25	2,085	2,221
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/26	1,985	2,114
Indianapolis IN Local Public Improvement Rev. (Bank-Waterworks Project)	5.500%	1/1/29	10,000	10,416
Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14	13,250	14,390
Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14	11,750	12,760
Whiting IN Environmental Fac. Rev. (BP Products) PUT	2.800%	6/2/14	18,000	18,168
				272,658
Iowa (0.1%)
Iowa Finance Auth. Health Fac. Rev.	5.250%	8/15/29 (12)	5,500	5,596
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.250%	2/15/29 (12)	13,500	13,727
Iowa GO	5.500%	2/15/13 (14)	8,945	9,961
Iowa State Special Obligation (Ijobs Program)	5.000%	6/1/24	7,000	7,589
				36,873
Kansas (0.4%)
Cowley Conty KS USD GO	4.750%	9/1/26 (4)	3,680	3,803
Cowley Conty KS USD GO	4.750%	9/1/27 (4)	3,500	3,602
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/12	7,400	8,207
Kansas Dept. of Transp. Highway Rev. VRDO	0.190%	11/6/09	20,000	20,000
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	5.000%	11/15/20	1,150	1,194
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	5.000%	11/15/22	1,500	1,532
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	5.000%	11/15/24	2,800	2,818
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	5.000%	11/15/29	6,000	5,940
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	5.500%	11/15/29	10,435	10,710
Leavenworth County KS USD	4.500%	3/1/18 (12)	1,030	1,119
Leavenworth County KS USD	4.500%	9/1/18 (12)	1,030	1,119
Leavenworth County KS USD	4.500%	3/1/19 (12)	1,000	1,084
Leavenworth County KS USD	4.500%	9/1/19 (12)	600	650
Leavenworth County KS USD	4.500%	3/1/20 (12)	1,115	1,187
Leavenworth County KS USD	4.500%	9/1/20 (12)	1,185	1,258
Leavenworth County KS USD	4.750%	3/1/21 (12)	1,165	1,256
Leavenworth County KS USD	4.750%	9/1/21 (12)	1,265	1,360
Leavenworth County KS USD	5.000%	3/1/22 (12)	1,060	1,159
Leavenworth County KS USD	5.000%	9/1/22 (12)	1,360	1,483
Leavenworth County KS USD	5.250%	3/1/23 (12)	1,455	1,606
Leavenworth County KS USD	5.250%	9/1/23 (12)	1,460	1,610
Leavenworth County KS USD	5.250%	3/1/24 (12)	700	768
Leavenworth County KS USD	5.250%	9/1/24 (12)	1,575	1,727
Sedgwick County KS USD	5.000%	9/1/23 (12)	1,500	1,613
Sedgwick County KS USD	5.000%	9/1/24 (12)	2,010	2,150
Sedgwick County KS USD	5.000%	9/1/25 (12)	275	292
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/18	1,000	1,052
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/19	1,500	1,571
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/20	1,500	1,553
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/21	1,500	1,540
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/24	5,055	5,122
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/26	4,300	4,342
Wyandotte County Kansas City KS Unified Govt. Util. System Rev.	5.000%	9/1/24 (13)	5,000	5,520
				99,947
Kentucky (0.9%)
Kentucky Asset/Liability Comm. Agency Fund Rev. (Federeal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,660
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	6,135	6,437
Kentucky Property & Building Comm. Rev.	5.750%	10/1/10 (Prere.)	3,500	3,672
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11 (4)(Prere.)	9,725	10,496
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11 (4)(Prere.)	11,815	12,752
Kentucky Property & Building Comm. Rev.	5.375%	10/1/11 (14)(Prere.)	5,000	5,440
Kentucky Property & Building Comm. Rev.	5.500%	8/1/12 (4)	10,000	11,072
Kentucky Property & Building Comm. Rev.	5.250%	8/1/13 (4)	27,540	29,413
Kentucky Property & Building Comm. Rev.	5.250%	10/1/13 (4)	14,965	16,798
Kentucky Property & Building Comm. Rev.	5.250%	8/1/15 (4)	15,480	16,505
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15 (4)	1,500	1,697

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Property & Building Comm. Rev.	5.000%	10/1/16 (2)	2,000	2,225
Kentucky Property & Building Comm. Rev.	5.000%	10/1/18 (2)	5,000	5,539
Kentucky Property & Building Comm. Rev.	5.000%	11/1/18 (14)	7,175	7,874
Kentucky Property & Building Comm. Rev.	5.250%	2/1/23 (12)	6,215	6,754
Kentucky Property & Building Comm. Rev.	5.000%	11/1/23 (4)	5,120	5,450
Kentucky Property & Building Comm. Rev.	5.375%	11/1/23	9,510	10,404
Kentucky Property & Building Comm. Rev.	5.000%	11/1/24 (4)	5,000	5,302
Kentucky Property & Building Comm. Rev.	5.250%	2/1/25 (12)	8,245	8,882
Kentucky Property & Building Comm. Rev.	5.000%	11/1/26 (4)	8,000	8,439
Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/26	2,500	2,682
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/23	9,890	10,672
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/24	7,065	7,588
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/25	7,000	7,484
Louisville & Jefferson County KY Metro. Govt. Pollution Rev. PUT	5.750%	12/2/13	23,000	25,077
Tennessee IAM GO CP	5.000%	11/1/20	4,500	4,877
				239,191
Louisiana (1.2%)
East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/22 (12)	2,560	2,772
East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/23 (12)	5,165	5,554
Jefferson Parish LA (Environmental Fac. & Community Dev. Auth.)	5.000%	4/1/17	1,000	1,083
Jefferson Parish LA (Environmental Fac. & Community Dev. Auth.)	5.000%	4/1/18	1,000	1,079
Jefferson Parish LA (Environmental Fac. & Community Dev. Auth.)	5.000%	4/1/19	1,030	1,107
Jefferson Parish LA (Environmental Fac. & Community Dev. Auth.)	5.000%	4/1/20	1,000	1,061
Jefferson Parish LA (Environmental Fac. & Community Dev. Auth.)	5.000%	4/1/21	1,000	1,052
Louisiana Gasoline and Fuel Tax Rev.	5.250%	5/1/20 (14)	6,200	6,616
Louisiana GO	5.000%	5/1/11 (4)	16,830	17,855
Louisiana GO	5.000%	5/1/12 (4)	18,955	20,667
Louisiana GO	5.250%	5/1/12 (14)	10,000	10,861
Louisiana GO	5.500%	5/15/12 (14)	12,660	13,436
Louisiana GO	5.500%	5/15/13 (14)	5,345	5,673
Louisiana GO	5.000%	8/1/14 (14)	45,750	51,029
Louisiana GO	5.000%	5/1/18 (4)	25,710	28,060
Louisiana GO	5.000%	5/1/21 (4)	9,765	10,450
Louisiana GO	5.000%	5/1/23 (4)	26,665	28,194
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/15	4,055	4,135
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/17	1,520	1,526
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/27	15,165	14,446
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/38	5,360	4,882
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43	18,295	16,806
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/18 (2)	14,470	14,669
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/21 (2)	20,000	19,793
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/22 (2)	14,160	13,830
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/23 (2)	10,000	9,674
New Orleans LA Aviation Board Rev.	4.500%	1/1/16 (12)	1,860	1,968
New Orleans LA Aviation Board Rev.	4.500%	1/1/16 (12)	4,535	4,798
New Orleans LA Aviation Board Rev.	4.500%	1/1/17 (12)	1,955	2,067
New Orleans LA Aviation Board Rev.	4.500%	1/1/17 (12)	1,390	1,469
New Orleans LA Aviation Board Rev.	5.000%	1/1/18 (12)	2,440	2,647
New Orleans LA Aviation Board Rev.	5.000%	1/1/18 (12)	2,200	2,387
				321,646
Maine (0.1%)
Maine GO	4.000%	6/1/13	1,640	1,785
Maine GO	5.000%	6/1/16	4,270	4,872
Maine GO	5.000%	6/1/17	7,595	8,703
				15,360
Maryland (1.0%)
Maryland Dept. of Transp.	5.000%	6/1/15	1,725	1,967
Maryland Dept. of Transp.	5.000%	3/1/16	5,900	6,729
Maryland Dept. of Transp.	5.000%	2/15/18	5,100	5,851
Maryland Econ. Dev. Corp. PCR	6.200%	9/1/22	6,000	6,775
Maryland GO	5.000%	8/1/12	10,000	11,085
Maryland GO	5.000%	8/1/12	10,000	11,085
Maryland GO	5.000%	2/15/13	58,765	65,663
Maryland GO	5.000%	8/1/13	10,685	12,076
Maryland GO	5.500%	3/1/16	8,035	9,460
Maryland GO	5.000%	7/15/17	1,200	1,393
Maryland GO	5.000%	8/1/17	15,260	17,130
Maryland Health & Higher Educ. Fac. Auth. Rev.	5.500%	7/1/24 (2)	3,800	4,011
Maryland Health & Higher Educ. Fac. Auth. Rev.	5.250%	7/1/28 (2)	9,000	9,290
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	5/15/15	3,500	3,824
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/14 (Prere.)	3,915	4,419

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/14 (Prere.)	2,980	3,364
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.625%	7/1/10 (Prere.)	3,545	3,719
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/16	3,895	4,132
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/17	3,000	3,178
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/18	2,500	2,640
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/19	1,700	1,806
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.500%	7/1/20	1,500	1,507
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/21	2,000	2,104
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.750%	7/1/23	900	905
Maryland Health & Higher Educ. Fac. Auth. Rev. (Upper Chesapeake Hospital) VRDO	0.230%	11/2/09 LOC	23,200	23,200
Maryland Transp. Auth. Rev.	5.000%	3/1/14	13,240	14,982
Maryland Transp. Auth. Rev.	5.000%	3/1/16	2,500	2,851
Maryland Transp. Auth. Rev.	5.250%	3/1/16	4,000	4,620
Maryland Transp. Auth. Rev.	5.000%	3/1/17	5,000	5,706
Maryland Transp. Auth. Rev.	5.250%	3/1/17	3,000	3,488
Maryland Transp. Auth. Rev.	5.250%	3/1/20	8,585	9,971
				258,931
Massachusetts (5.1%)
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13	4,065	4,408
Chelsea MA GO	5.500%	6/15/11 (2)	5,740	5,792
Chelsea MA GO	5.500%	6/15/12 (2)	5,000	5,045
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/18	3,745	4,383
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/21	6,840	8,091
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24 (14)	5,000	5,912
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/25 (14)	2,045	2,423
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/27	4,800	5,404
3 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.510%	11/6/09	15,170	15,170
3 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.550%	11/6/09	13,500	13,500
3 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.550%	11/6/09	15,995	15,995
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/13 (14)	16,670	17,298
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/14 (14)	7,340	7,584
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/15 (14)	8,310	8,523
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/16 (14)	3,500	3,567
Massachusetts Dev. Finance Agency Rev. (Draper Laboratory)	5.750%	9/1/25	6,765	7,294
Massachusetts GAN	5.125%	6/15/10	10,755	10,814
Massachusetts GAN	5.250%	6/15/10	23,675	24,001
Massachusetts GAN	5.125%	12/15/10	5,000	5,027
Massachusetts GAN	5.125%	6/15/11	8,555	8,599
Massachusetts GAN	5.750%	12/15/11	20,000	21,095
Massachusetts GAN	5.750%	6/15/12	11,280	11,898
Massachusetts GAN	5.125%	12/15/12	5,000	5,026
Massachusetts GAN	5.125%	6/15/13	5,000	5,026
Massachusetts GAN	5.750%	6/15/13	10,000	10,548
Massachusetts GO	6.000%	2/1/10 (Prere.)	5,450	5,579
Massachusetts GO	5.000%	11/1/13	8,000	9,025
Massachusetts GO	5.500%	11/1/13 (14)	8,605	9,863
Massachusetts GO	5.500%	11/1/14 (14)	3,000	3,476
Massachusetts GO	5.500%	12/1/14 (4)	1,000	1,161
Massachusetts GO	5.250%	8/1/15	5,000	5,708
Massachusetts GO	5.000%	9/1/15	14,360	16,217
Massachusetts GO	5.000%	9/1/16	7,710	8,720
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	29,126
Massachusetts GO	5.500%	11/1/16 (14)(ETM)	74,500	88,566
Massachusetts GO	5.500%	11/1/16 (2)	50,000	59,440
Massachusetts GO	5.500%	11/1/17 (14)	20,000	23,384
Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,184
Massachusetts GO	5.500%	8/1/18 (14)	5,000	5,852
Massachusetts GO	5.500%	10/1/18	9,500	11,131
Massachusetts GO	5.500%	10/1/20 (14)	10,915	12,889
Massachusetts GO	5.500%	10/1/20	8,500	10,037
Massachusetts GO	5.250%	8/1/21 (14)	10,000	11,595
Massachusetts GO	5.250%	8/1/21	25,000	28,988
Massachusetts GO	5.250%	8/1/22	20,000	23,117
Massachusetts GO	5.250%	8/1/23	19,500	22,558
Massachusetts GO	5.250%	9/1/23 (4)	15,000	17,358
Massachusetts GO	5.000%	3/1/25	5,545	6,035
Massachusetts GO	5.000%	3/1/26	10,660	11,578
3 Massachusetts GO TOB VRDO	0.550%	11/6/09 (4)LOC	7,980	7,980
3 Massachusetts GO TOB VRDO	0.970%	11/6/09 (2)LOC	26,165	26,165
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston College)	5.500%	6/1/30	5,000	5,814
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/10 (14)	4,440	4,469

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/11 (14)	4,670	4,699
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/12 (14)	1,850	1,861
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/28	18,000	16,086
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/23	3,380	3,402
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/24	5,500	5,501
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/25	3,500	3,491
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/12	7,675	7,941
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.625%	7/1/20	1,810	1,767
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/28	2,640	2,462
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.250%	4/1/20	1,685	2,149
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/23	3,435	3,573
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/25	1,460	1,501
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/26	2,000	2,064
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/28	1,155	1,180
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12	8,000	8,134
Massachusetts Housing Finance Agency Housing Rev. VRDO	0.300%	11/6/09 (4)	32,100	32,100
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/12 (14)	22,865	24,453
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/13 (14)	20,000	21,154
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/13 (4)	5,000	5,609
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/15 (4)	10,000	11,321
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/21 (4)	41,095	44,604
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/23 (4)	6,800	7,335
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/27 (14)	7,830	8,214
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/30 (4)	18,750	19,367
3 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	0.240%	11/6/09 (4)	4,375	4,375
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	8,685	9,786
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/19 (14)	5,000	5,577
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/21 (14)	6,875	7,616
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/26 (14)	30,360	34,155
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/28 (14)	11,075	12,439
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11 (ETM)	6,475	6,991
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11	830	837
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/12	295	298
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/14	140	141
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/18	1,000	1,166
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20	7,500	8,806
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/21	6,955	8,160
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	6,500	7,646
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	10,000	11,764
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/25	5,355	6,262
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/10 (ETM)	30,220	31,539
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19 (ETM)	37,515	45,639
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/19 (4)	5,000	5,843
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21 (2)	9,000	9,916
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/22 (2)	17,610	19,259
Massachusetts Water Resources Auth. Rev.	5.500%	8/1/22 (4)	4,350	5,018
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/24 (2)	1,215	1,314
3 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.510%	11/6/09 (4)LOC	20,545	20,545
3 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.510%	11/6/09 (4)LOC	16,840	16,840
3 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.510%	11/6/09 (4)LOC	38,965	38,965
3 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.970%	11/6/09 (4)LOC	25,170	25,170
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/19 (2)	25,625	27,226
				1,319,699
Michigan (2.2%)
Detroit MI GO	5.000%	4/1/14 (12)	9,780	10,182
Detroit MI GO	5.000%	4/1/15 (12)	7,970	8,246
Detroit MI GO	5.000%	4/1/16 (12)	3,440	3,527
Detroit MI GO	5.000%	4/1/17 (12)	3,580	3,636
Detroit MI RAN	5.000%	3/1/10	9,480	9,562
Detroit MI Sewer System Rev.	5.000%	7/1/13 (4)(Prere.)	15,665	17,579
Detroit MI Sewer System Rev.	5.125%	7/1/15 (14)(Prere.)	12,375	14,209
Detroit MI Sewer System Rev.	0.000%	7/1/16 (14)	7,500	5,705
Detroit MI Sewer System Rev.	7.000%	7/1/27 (4)	12,500	15,246
Detroit MI Water Supply System	5.000%	7/1/19 (14)	5,000	5,096
Detroit MI Water Supply System	5.000%	7/1/20 (14)	7,665	7,755
Detroit MI Water Supply System	5.000%	7/1/20 (4)	8,535	8,848
Detroit MI Water Supply System	5.000%	7/1/22 (14)	4,000	4,022
Detroit MI Water Supply System	5.000%	7/1/23 (14)	4,000	4,002
Detroit MI Water Supply System	5.000%	7/1/24 (4)	26,925	27,474
Detroit MI Water Supply System	5.000%	7/1/25 (4)	9,305	9,447
Kent Hosp. MI Finance Auth. Rev. (Metro. Hosp.) PUT	5.500%	1/15/15	11,500	12,303

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kent Hosp. MI Finance Auth. Rev. PUT	5.250%	1/15/14	10,000	10,618
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	8,440	9,216
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	6,010	6,563
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	380	415
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	340	371
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	565	617
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	285	311
Michigan Building Auth. Rev.	5.500%	10/15/12	6,315	6,701
Michigan Building Auth. Rev.	5.250%	10/15/13 (4)	12,000	13,014
Michigan Building Auth. Rev.	5.500%	10/15/13	5,660	5,947
Michigan Building Auth. Rev.	5.250%	10/15/14 (4)	15,000	16,211
Michigan Building Auth. Rev.	5.500%	10/15/14	9,435	9,838
Michigan Building Auth. Rev.	5.250%	10/15/15 (4)	22,445	24,070
Michigan Building Auth. Rev.	5.500%	10/15/15	4,715	4,880
Michigan Building Auth. Rev.	5.250%	10/15/16 (4)	9,000	9,550
Michigan Building Auth. Rev.	5.000%	10/15/18	12,575	13,173
Michigan Building Auth. Rev.	5.000%	10/15/19	8,315	8,797
Michigan GO	5.500%	11/1/09 (Prere.)	5,120	5,121
Michigan GO	5.500%	11/1/09 (Prere.)	5,395	5,396
Michigan GO	5.500%	12/1/13	6,125	6,793
Michigan GO	5.000%	5/1/17	33,880	36,590
Michigan GO	5.000%	5/1/18	12,985	13,968
Michigan GO	5.250%	11/1/23	2,000	2,149
Michigan GO	6.000%	11/1/24	1,000	1,088
Michigan GO	5.250%	9/15/25 (4)	10,810	11,357
Michigan GO	5.500%	11/1/25	695	739
Michigan GO	5.250%	9/15/26 (4)	13,105	13,706
Michigan Hosp. Finance Auth. Rev.	5.125%	6/1/19	2,500	2,587
Michigan Hosp. Finance Auth. Rev.	5.625%	6/1/24	5,000	5,220
Michigan Hosp. Finance Auth. Rev.	6.000%	6/1/29	4,000	4,223
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	3.750%	3/15/12	15,000	15,527
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	5/1/12	9,595	10,241
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	11/1/12	2,500	2,697
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.300%	10/1/11 (ETM)	7,415	7,443
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.375%	10/1/13 (ETM)	4,000	4,015
1 Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/24	5,000	4,823
1 Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.625%	11/15/29	15,775	15,395
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/32	17,005	15,502
Michigan Hosp. Finance Auth. Rev. (Sparrow Obligated Group)	5.000%	11/15/26 (14)	13,015	12,524
Michigan Muni. Bond Auth. Rev. Notes	6.000%	1/20/10	19,000	19,093
Michigan State Univ. Board of Trustees VRDO	0.250%	11/6/09	31,635	31,635
Royal Oak Hosp. Finance Auth. MI (Beaumont Hosp.)	8.000%	9/1/29	13,900	16,157
				571,120
Minnesota (1.7%)
Minneapolis MN Health Care System (Fairview Health Services)	6.000%	11/15/18	15,000	16,822
Minneapolis MN Health Care System (Fairview Health Services)	6.625%	11/15/28	15,500	17,434
Minnesota CTFS Partner Technology Lease Purchase	5.000%	6/1/17	9,690	10,835
Minnesota CTFS Partner Technology Lease Purchase	5.000%	6/1/18	8,925	9,866
Minnesota CTFS Partner Technology Lease Purchase	5.000%	6/1/19	10,680	11,722
Minnesota GO	5.000%	10/1/11	26,795	28,966
Minnesota GO	5.000%	11/1/11	24,545	26,615
Minnesota GO	5.000%	6/1/12	21,700	23,906
Minnesota GO	5.000%	11/1/12	21,920	24,452
Minnesota GO	5.000%	11/1/12	19,775	22,059
Minnesota GO	5.000%	8/1/13	5,780	6,523
Minnesota GO	5.000%	10/1/13	35,445	40,157
Minnesota GO	5.000%	11/1/13	28,270	32,088
Minnesota GO	5.000%	11/1/13	19,500	22,134
Minnesota GO	5.000%	12/1/13	10,610	12,065
Minnesota GO	5.000%	11/1/14	19,275	22,087
Minnesota GO	4.000%	12/1/14	3,730	4,101
Minnesota GO	5.000%	12/1/14	8,150	9,353
Minnesota GO	5.000%	11/1/15	19,775	22,756
Minnesota GO	5.000%	12/1/15	8,150	9,388
Minnesota GO	5.000%	6/1/16	3,000	3,453
Minnesota GO	5.000%	12/1/16	8,145	9,420
Minnesota GO	5.000%	8/1/19	4,140	4,806
Southern Minnesota Muni. Power Agency Power Supply System Rev.	5.250%	1/1/30	2,500	2,597
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/15	5,675	6,094
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/16	11,775	12,642
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.500%	7/1/23	21,700	22,563

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
St. Louis Park MN Health Care Facs. Rev. (Park Nicollet Health Services)	5.625%	7/1/26	6,000	6,214
Univ. of Minnesota Rev.	5.000%	4/1/22	500	554
Univ. of Minnesota Rev.	4.600%	4/1/25	1,000	1,043
Univ. of Minnesota Rev. VRDO	0.250%	11/6/09	5,900	5,900
				448,615
Mississippi (0.2%)
Mississippi GO	5.750%	12/1/11	6,000	6,597
Mississippi GO	5.500%	9/1/12 (4)	5,000	5,594
Mississippi GO	5.500%	12/1/16	3,435	4,006
Mississippi GO	5.000%	11/1/17	10,070	11,457
Mississippi GO	5.500%	12/1/17	4,000	4,689
Mississippi GO	5.500%	12/1/19	2,000	2,363
Mississippi GO	5.000%	12/1/20	10,000	11,068
Mississippi GO	5.000%	12/1/21	16,890	18,554
				64,328
Missouri (0.7%)
Cape Girardeau County MO IDA Health Care Facs. Rev.	5.625%	6/1/12 (Prere.)	5,655	6,268
Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/26	3,910	4,119
Kansas City MO Airport Rev.	5.000%	9/1/13	11,550	12,716
Kansas City MO Airport Rev.	5.000%	9/1/14	10,000	11,055
Kansas City MO Water Rev.	5.000%	12/1/18 (13)	8,525	9,647
Missouri Board Public Building Special Obligation Rev.	5.000%	10/15/27	13,275	13,801
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	4.750%	6/1/25	3,230	2,953
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/12	4,190	4,676
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/13	5,250	6,001
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal - Presbyterian Hosp.)	5.500%	12/1/12 (4)	3,365	3,550
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal - Presbyterian Hosp.)	5.500%	12/1/13 (4)	3,580	3,754
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal - Presbyterian Hosp.)	5.500%	12/1/14 (4)	3,260	3,401
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	3,000	3,190
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	3,430	3,647
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	2,000	2,127
Missouri Highways & Transp. Comm. Road Rev.	5.250%	2/1/12 (Prere.)	11,410	12,498
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/19	3,500	3,997
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/20	5,330	6,035
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/23	9,195	10,153
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/24 (2)	12,225	12,401
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/26 (2)	15,730	15,814
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11 (14)(Prere.)	11,560	12,479
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11 (14)(Prere.)	10,260	11,076
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	6.125%	7/1/24	6,000	6,286
				181,644
Montana (0.1%)
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/09 (14)	3,330	3,343
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/10 (14)	2,445	2,454
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/11 (14)	4,980	4,995
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.250%	12/1/12 (14)	2,725	2,732
				13,524
Nebraska (0.3%)
Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.500%	1/15/26	3,140	3,285
Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.500%	1/15/27	3,300	3,434
Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.750%	1/15/28	3,460	3,691
Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.750%	1/15/29	3,530	3,752
Nebraska Public Power Dist. Rev.	5.000%	1/1/24	8,000	8,438
Nebraska Public Power Dist. Rev.	5.000%	1/1/25	14,245	14,935
Nebraska Public Power Dist. Rev.	5.000%	1/1/26	14,960	15,653
Nebraska Public Power Dist. Rev.	5.000%	1/1/27	5,705	5,957
Nebraska Public Power Dist. Rev.	5.000%	1/1/28	6,000	6,240
				65,385
Nevada (1.5%)
Clark County NV Airport Improvement Rev.	5.375%	7/1/10 (14)	8,470	8,544
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/15	6,525	7,172
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/16	5,575	6,101
Clark County NV School Dist. GO	5.375%	6/15/12 (14)(Prere.)	28,385	31,533
Clark County NV School Dist. GO	5.375%	6/15/12 (14)(Prere.)	29,765	33,066
Clark County NV School Dist. GO	5.000%	6/15/14	6,320	6,962
Clark County NV School Dist. GO	5.000%	6/15/15	22,120	24,306
Clark County NV School Dist. GO	5.000%	6/15/18	11,500	12,457
Clark County NV School Dist. GO	5.000%	6/15/19	13,750	14,763
Clark County NV School Dist. GO	5.000%	6/15/20	14,335	15,216
Clark County NV School Dist. GO	5.000%	6/15/21	14,980	15,848

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clark County NV School Dist. GO	5.000%	6/15/22	14,655	15,426
Clark County NV School Dist. GO	5.000%	6/15/23	16,360	17,149
Clark County NV School Dist. GO	5.000%	6/15/24 (4)	12,905	13,725
Clark County NV School Dist. GO	5.000%	6/15/25	12,445	12,840
Clark County NV School Dist. GO	5.000%	6/15/26	29,900	30,764
3 Clark County NV School Dist. GO TOB VRDO	0.260%	11/6/09	8,961	8,961
Clark County NV Water Reclamation Dist. GO	5.375%	7/1/27	2,985	3,215
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24	5,000	5,110
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/11 (2)	10,000	10,133
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/13 (14)	11,165	12,282
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding VRDO	0.250%	11/2/09	16,000	16,000
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding VRDO	0.250%	11/2/09	28,385	28,385
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/23 (14)	7,250	7,680
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/26 (14)	4,875	5,082
Nevada GO	6.000%	5/15/10	6,680	6,877
Nevada GO	5.000%	12/1/14 (4)	8,435	9,421
Reno NV Hosp. Rev. (Washoe Med. Center)	5.500%	6/1/28 (2)	1,750	1,736
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/12 (4)	5,335	5,723
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/13 (4)	4,790	5,134
				391,611
New Hampshire (0.1%)
New Hampshire Health & Educ. Fac. Auth. Rev.	5.500%	7/1/20	10,000	11,197
New Hampshire Health & Educ. Fac. Auth. Rev.	5.000%	6/1/29	7,000	7,466
				18,663
New Jersey (5.6%)
Camden County NJ Improvement Auth. Lease Rev.	5.500%	9/1/10 (4)(Prere.)	1,470	1,533
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/23 (14)	10,000	11,359
Essex County NJ Improvement Auth. Rev.	5.000%	12/15/23 (2)	6,050	6,427
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/23 (2)	3,635	3,974
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/24 (14)	12,725	14,454
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/24 (2)	3,820	4,189
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/25 (14)	5,630	6,375
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/09	4,000	4,024
New Jersey Building Auth. Rev.	5.000%	12/15/18	5,610	6,182
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,930
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,510
New Jersey COP	5.250%	6/15/28	4,675	4,835
New Jersey COP	5.250%	6/15/29	1,000	1,030
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/18	7,255	7,857
New Jersey CTFS Partner Equipment Lease Purchase	5.250%	6/15/20	6,180	6,708
New Jersey CTFS Partner Equipment Lease Purchase	5.250%	6/15/21	5,820	6,265
New Jersey CTFS Partner Equipment Lease Purchase	5.375%	6/15/29	11,000	11,439
New Jersey Econ. Dev. Auth. Natural Gas Fac. Rev. VRDO	0.150%	11/2/09 LOC	1,200	1,200
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/18	25,000	24,998
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/19	14,000	13,922
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24	12,000	11,454
New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.250%	12/15/21 (12)(3)	5,000	5,607
New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.250%	9/1/29	10,500	11,009
New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.500%	12/15/29	5,000	5,395
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	12,315	13,621
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	4,800	5,427
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	12,475	14,104
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/13	4,000	4,446
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14	10,400	11,562
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/14	4,000	4,461
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/23 (14)	81,630	91,579
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/24 (2)	15,000	16,818
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25 (4)	18,130	20,774
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14 (4)	40,455	44,453
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	0.190%	11/2/09 LOC	8,910	8,910
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/13	7,215	7,876
New Jersey Educ. Fac. Auth. Rev.	7.125%	12/1/23	6,000	6,757
New Jersey Educ. Fac. Auth. Rev.	5.250%	9/1/29	23,420	24,218
New Jersey GO	5.500%	8/1/11	3,500	3,782
New Jersey GO	6.000%	2/15/13 (3)	11,475	13,068
New Jersey GO	5.250%	7/1/14 (4)	25,000	28,473
New Jersey GO	5.250%	7/1/15 (4)	50,000	57,282
New Jersey GO	5.250%	7/15/15 (2)	8,500	9,742
New Jersey GO	5.500%	7/15/18 (14)	7,080	8,236
New Jersey Health Care Fac. Financing Auth. Rev.	5.500%	10/1/23	12,860	13,767
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/16	8,420	8,853

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hospital)	5.000%	7/1/17	8,875	9,306
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.)	5.000%	7/1/18	1,925	1,994
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/10 (14)	7,880	7,875
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/12 (14)	1,845	1,834
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/14 (14)	1,885	1,841
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/11 (14)	8,230	8,210
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.750%	7/1/33	20,000	20,657
New Jersey Sports & Exposition Auth. Rev.	5.000%	9/1/17	10,000	11,126
New Jersey Sports & Exposition Auth. Rev.	4.500%	9/1/24	2,055	2,102
New Jersey Transp. Corp. COP	5.500%	9/15/10 (2)	12,500	12,966
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)	15,000	15,056
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	25,000	26,166
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	28,470	29,797
New Jersey Transp. Corp. COP	5.500%	9/15/13 (2)	1,410	1,563
New Jersey Transp. Corp. COP	5.250%	9/15/15 (2)	10,000	10,993
New Jersey Transp. Corp. COP	5.250%	9/15/15 (4)	3,800	4,263
New Jersey Transp. Corp. COP	5.500%	9/15/15 (4)	5,000	5,563
New Jersey Transp. Corp. COP	5.500%	9/15/15 (4)	7,270	8,241
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11 (14)(ETM)	7,510	8,220
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11 (14)	12,490	13,505
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12 (14)(ETM)	7,510	8,668
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12 (14)	12,490	14,121
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14 (3)(Prere.)	15,900	18,326
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/17	1,250	1,436
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17	15,000	16,496
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	10,000	11,150
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20	22,500	24,947
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (14)	77,700	87,729
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/21	11,000	12,158
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (12)	25,000	28,197
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (1)(12)	3,745	4,224
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/23	6,900	3,159
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (14)	25,000	28,757
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/24 (2)	2,100	888
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25 (2)	15,000	5,961
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	80,190	32,196
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26 (2)	32,065	11,909
3 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	0.550%	11/6/09 (4)LOC	27,175	27,175
New Jersey Transp. Trust Fund Auth. Transp. System Rev.	5.500%	12/15/15 (2)	1,750	1,984
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (14)	27,745	27,992
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (14)	2,325	2,615
1 New Jersey Turnpike Auth. Rev.	5.000%	1/1/20	5,000	5,341
1 New Jersey Turnpike Auth. Rev.	5.000%	1/1/21	19,705	20,878
1 New Jersey Turnpike Auth. Rev.	5.000%	1/1/22	5,000	5,267
New Jersey Turnpike Auth. Rev.	5.500%	1/1/25 (2)	13,500	15,470
New Jersey Turnpike Auth. Rev. VRDO	0.400%	11/6/09 (14)LOC	14,300	14,300
Rutgers State Univ. New Jersey	6.400%	5/1/13	3,310	3,601
South Jersey Transp. Auth. New Jersey Transp. System Rev.	5.000%	11/1/16	7,590	8,233
South Jersey Transp. Auth. New Jersey Transp. System Rev. VRDO	0.170%	11/6/09 LOC	2,500	2,500
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12	6,385	6,449
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12 (Prere.)	37,375	40,602
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12 (Prere.)	28,270	29,711
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/13	14,945	15,359
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15	11,425	11,563
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/16	14,585	14,649
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/17	15,925	15,756
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/18	16,475	16,070
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/19	30,595	29,443
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/41	500	336
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/23 (2)	7,330	7,412
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/27 (2)	10,100	10,136
				1,440,327
New Mexico (0.6%)
Farmington NM PCR (Southern CA Edison Four Corners Project) PUT	3.550%	4/1/10 (3)	30,000	30,175
New Mexico Educ. Assistance Fundation Rev.	4.000%	9/1/18	16,440	16,950
New Mexico Educ. Assistance Fundation Rev.	4.000%	9/1/19	5,890	6,029
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13 (2)	12,395	13,841
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/20 (14)	30,525	33,550
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21 (14)	18,000	19,602
New Mexico Highway Comm. Tax Rev.	5.750%	6/15/10 (Prere.)	16,310	16,860
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	12,780	13,231

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Santa Fe NM Gross Receipts Tax Rev.	5.000%	6/1/10	2,045	2,094
Santa Fe NM Gross Receipts Tax Rev.	5.000%	6/1/11	2,000	2,114
Santa Fe NM Gross Receipts Tax Rev.	4.000%	6/1/12	3,260	3,447
				157,893
New York (10.1%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/23 (4)	7,000	7,391
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/24 (4)	3,750	3,948
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/25 (4)	3,000	3,149
Kentucky Property & Building Comm. Rev.	5.000%	7/15/17	6,335	7,002
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/09 (2)	8,000	8,033
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/12	40,505	44,282
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18 (14)	2,900	3,103
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18 (14)	1,335	1,429
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/20 (14)	10,000	10,527
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21 (14)	10,000	10,458
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21 (14)	32,615	34,109
Long Island NY Power Auth. Electric System Rev.	5.000%	4/1/23	5,800	6,066
Long Island NY Power Auth. Electric System Rev.	5.750%	4/1/25	20,000	21,773
Metro. New York Transp. Auth. Rev.	5.750%	7/1/18	1,975	2,289
Metro. New York Transp. Auth. Rev.	5.000%	11/15/18	3,425	3,747
Metro. New York Transp. Auth. Rev.	5.250%	11/15/19 (14)	5,000	5,566
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23 (4)	10,000	10,465
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/12 (14)(Prere.)	8,100	8,825
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20 (14)(ETM)	21,500	26,219
Metro. New York Transp. Auth. Rev. (Service Contract)	0.000%	7/1/11 (ETM)	21,200	20,926
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/15	17,315	19,652
Metro. New York Transp. Auth. Rev. (Transit Rev.)	4.750%	7/1/12 (4)(Prere.)	25,835	28,416
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/14 (2)	5,000	5,634
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/15 (2)	45,130	49,062
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (2)	38,075	41,217
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18	30,750	33,858
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/20	5,000	5,326
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/22 (4)	8,765	9,842
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/23 (4)	17,460	19,612
Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13	31,500	34,319
New York City NY Cultural Resources Rev. (Lincoln Center)	5.250%	12/1/18	7,600	8,346
New York City NY Cultural Resources Rev. (Lincoln Center) VRDO	0.240%	11/2/09 LOC	8,000	8,000
New York City NY GO	5.250%	8/1/10	27,000	27,962
New York City NY GO	5.000%	8/1/11	8,000	8,529
New York City NY GO	5.250%	8/1/11	29,500	31,579
New York City NY GO	5.250%	8/1/13	17,515	19,482
New York City NY GO	5.750%	8/1/13 (2)	8,000	8,789
New York City NY GO	5.750%	8/1/15 (2)	38,000	41,535
New York City NY GO	5.000%	8/1/19	12,130	13,066
New York City NY GO	5.000%	8/1/20	10,000	10,675
New York City NY GO	5.000%	8/1/20	32,355	35,002
New York City NY GO	5.250%	9/1/20	4,565	4,996
New York City NY GO	5.000%	10/1/20	1,345	1,437
New York City NY GO	5.000%	2/1/21	12,300	13,025
New York City NY GO	5.250%	3/1/21	4,255	4,650
New York City NY GO	5.000%	8/1/21	9,600	10,186
New York City NY GO	5.000%	8/1/21	42,500	45,642
New York City NY GO	5.250%	9/1/21	20,000	21,896
New York City NY GO	5.000%	8/1/22	7,050	7,434
New York City NY GO	5.000%	8/1/22	32,000	34,108
New York City NY GO	5.250%	8/15/22	25,250	27,258
New York City NY GO	5.000%	8/1/23	2,000	2,120
New York City NY GO	5.250%	8/15/23	21,820	23,439
New York City NY GO	5.250%	8/15/24	25,945	27,791
New York City NY GO	5.000%	5/15/29	7,900	8,197
New York City NY GO	5.450%	4/1/31	6,560	7,103
New York City NY IDA (Civil Liberties Union) VRDO	0.200%	11/2/09 LOC	6,100	6,100
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/19	7,000	7,603
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26 (14)	9,500	9,984
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/10 (Prere.)	3,500	3,588
New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/10 (Prere.)	4,365	4,478
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/11 (Prere.)	5,000	5,350
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/11 (Prere.)	13,985	14,965
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/13	2,000	2,201
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/14	3,525	3,907
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/15	2,820	3,119
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/16	2,925	3,230

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/17	2,150	2,372
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/18 (2)	4,500	4,871
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/19	3,875	4,241
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/23	4,440	4,722
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/24	7,040	7,449
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/25 (14)	10,170	10,639
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/25	8,945	9,634
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/26 (14)	7,620	7,957
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/26	10,520	11,314
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/26	8,185	8,803
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/28	3,465	3,656
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/30	9,500	9,861
New York City NY Transitional Finance Auth. Rev. Future Tax	5.375%	2/1/13	15	16
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/14	6,065	6,888
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/18	28,825	32,281
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/19	7,835	8,782
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	8/1/21	51,100	55,158
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/21	46,850	51,995
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/23	5,435	5,826
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/1/29	10,000	10,605
New York State Dormitory Auth. Rev.	5.000%	7/1/20	6,815	7,405
New York State Dormitory Auth. Rev.	5.000%	7/1/21	17,750	19,124
New York State Dormitory Auth. Rev.	5.250%	2/15/27	10,170	11,041
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/11 (14)(Prere.)	4,090	4,425
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13 (14)	11,500	12,307
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13 (14)	14,645	15,547
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/11	4,160	4,474
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	2/15/11 (14)	725	731
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/19 (4)	3,200	3,439
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/19 (4)	3,000	3,288
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/19 (4)	5,030	5,512
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/23 (14)	6,415	6,585
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/24 (14)	6,740	6,906
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/16 (14)	3,500	4,049
New York State Dormitory Auth. Rev. (New York Univ.)	6.000%	7/1/19 (14)	1,700	2,024
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/13	2,135	2,408
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/14	3,250	3,686
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/14	9,500	10,775
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/17	12,670	14,233
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/20	33,000	36,329
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/21	34,650	37,857
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,045
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23	36,950	39,785
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23	5,000	5,260
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.250%	2/15/25	10,305	11,295
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/25	16,820	17,799
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.250%	2/15/26	10,000	10,913
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/26	13,000	13,831
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/26	10,000	10,540
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/28	21,895	23,178
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	2,775	2,939
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	20,000	21,181
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	5,790	6,101
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	2,565	2,689
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/29	17,315	18,207
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11 (2)	4,040	4,083
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13 (14)	10,000	10,363
New York State Dormitory Auth. Rev. (State Univ.)	5.250%	5/15/15	1,670	1,841
New York State Dormitory Auth. Rev. Non State Supported Debt
(Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/23 (14)	4,000	4,045
New York State Dormitory Auth. Rev. Non State Supported Debt
(Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/24 (14)	3,300	3,323
New York State Dormitory Auth. Rev. Non State Supported Debt
(Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/27 (14)	8,000	7,875
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/29	2,000	2,099
New York State Dormitory Auth. Rev. State Supported Debt	5.000%	7/1/18	11,570	12,753
New York State Dormitory Auth. Rev. State Supported Debt	5.000%	10/1/19 (12)	2,500	2,768
New York State Dormitory Auth. Rev. State Supported Debt	5.000%	7/1/22	3,050	3,260
New York State Dormitory Auth. Rev. State Supported Debt (City Univ.)	5.000%	7/1/19	3,000	3,276
New York State Dormitory Auth. Rev. State Supported Debt (City Univ.) VRDO	0.180%	11/6/09 LOC	21,000	21,000
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/15	7,650	8,435
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/16	6,000	6,591

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Fac. Corp. Rev. (Personal Income Tax)	5.250%	12/15/24	7,240	7,996
New York State Environmental Fac. Corp. Rev. (Personal Income Tax)	5.250%	12/15/25	15,825	17,439
New York State Local Govt. Assistance Corp.	5.500%	4/1/17	1,250	1,455
New York State Local Govt. Assistance Corp.	5.500%	4/1/17 (3)(4)	10,000	11,638
New York State Power Auth. Rev.	5.250%	11/15/12 (Prere.)	2,600	2,930
New York State Power Auth. Rev.	5.250%	11/15/12 (Prere.)	20,710	23,340
New York State Thruway Auth. Rev.	4.000%	7/15/11	10,000	10,474
New York State Thruway Auth. Rev.	5.000%	1/1/20 (14)	8,940	9,589
New York State Thruway Auth. Rev.	5.000%	1/1/21 (14)	6,000	6,436
New York State Thruway Auth. Rev.	5.000%	1/1/22 (14)	10,000	10,698
New York State Thruway Auth. Rev.	5.000%	1/1/23 (2)	20,000	20,830
New York State Thruway Auth. Rev.	5.000%	1/1/24 (2)	14,885	15,453
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	6.250%	4/1/10 (4)(ETM)	6,725	6,893
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/12 (14)	20,000	21,981
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/13	2,500	2,764
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/13 (14)	15,000	16,441
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/14	12,055	13,423
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/14 (14)	3,515	3,951
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	5,000	5,451
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/18	26,245	28,953
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	5,995	6,452
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/19	6,650	7,213
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	12,357
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/20	5,650	6,097
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	11,363
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/23	15,100	16,045
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	9,124
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	4,784
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,365
New York State Thruway Auth. Rev. (Personal Income Tax)	5.500%	3/15/12 (14)(Prere.)	3,000	3,328
New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/21	24,890	27,548
New York State Thruway Auth. Rev. (Personal Income Tax)	5.250%	3/15/27	7,115	7,695
New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/29	7,000	7,419
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/13	5,000	5,425
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/19	11,000	11,950
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/20	5,000	5,463
New York State Urban Dev. Corp. Rev.	5.000%	12/15/14	3,000	3,403
New York State Urban Dev. Corp. Rev.	5.000%	1/1/15	19,500	21,570
New York State Urban Dev. Corp. Rev.	5.000%	12/15/15	4,000	4,523
New York State Urban Dev. Corp. Rev.	5.000%	1/1/16	22,360	24,768
New York State Urban Dev. Corp. Rev.	5.000%	12/15/16	3,350	3,783
New York State Urban Dev. Corp. Rev.	5.250%	1/1/17	12,000	13,507
New York State Urban Dev. Corp. Rev.	5.000%	12/15/17	2,000	2,255
New York State Urban Dev. Corp. Rev.	5.250%	1/1/18	36,140	40,680
New York State Urban Dev. Corp. Rev.	5.000%	12/15/18	2,050	2,296
New York State Urban Dev. Corp. Rev.	5.250%	1/1/22	7,500	8,067
New York State Urban Dev. Corp. Rev.	4.375%	3/15/22	9,020	9,289
New York State Urban Dev. Corp. Rev.	5.000%	12/15/22	2,000	2,176
New York State Urban Dev. Corp. Rev.	4.500%	3/15/23	5,000	5,156
New York State Urban Dev. Corp. Rev.	5.000%	12/15/23	2,615	2,826
New York State Urban Dev. Corp. Rev.	5.000%	1/1/26	7,910	8,197
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.250%	1/1/14 (4)	7,770	8,304
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/16	7,155	8,034
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/23	8,080	8,671
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/25	6,460	6,890
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/22 (14)	21,000	24,520
New York State Urban Dev. Corp. Rev. (Service Contract)	5.250%	1/1/19 (4)	7,050	7,825
Suffolk County NY Water Auth. Rev.	6.800%	6/1/12 (ETM)	8,525	9,152
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10	10,000	10,247
Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12	50,000	53,071
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/12 (ETM)	11,955	12,563
Triborough Bridge & Tunnel Auth. New York Rev.	6.000%	1/1/12 (ETM)	9,370	9,926
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/14	3,000	3,420
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/19 (14)	2,000	2,306
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/20 (14)	15,000	17,368
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/21 (14)	25,000	29,020
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/25	25,075	26,728
Triborough Bridge & Tunnel Auth. New York Rev. PUT	5.000%	11/15/14	20,000	21,942
Triborough Bridge & Tunnel Auth. New York Rev. PUT	5.000%	11/15/15	20,000	21,852
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	0.250%	11/6/09 (4)	18,400	18,400
United Nations Dev. Corp. New York Rev.	5.000%	7/1/21	7,200	7,636
				2,603,841

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina (1.9%)
Charlotte NC (Equipment Acquisition) COP	5.000%	6/1/23	3,710	4,021
Charlotte NC Water & Sewer System Rev.	5.000%	7/1/18	1,045	1,208
Charlotte NC Water & Sewer System Rev.	5.000%	7/1/20	1,000	1,147
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.250%	1/15/34	5,000	4,966
Fayetteville NC Public Works Comm. Rev.	5.000%	3/1/22	1,000	1,100
Mecklenburg County NC COP	5.000%	2/1/22	3,390	3,709
Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,302
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,075
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,608
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,148
Mecklenburg County NC Public Facs. Corp. (Annual Appropriation)	5.000%	3/1/17	4,500	5,079
Mecklenburg County NC Public Facs. Corp. (Annual Appropriation)	5.000%	3/1/19	3,000	3,380
New Hanover County NC Hosp. Rev. (New Hanover Regional Medical Center)	5.000%	10/1/27 (4)	9,900	10,047
North Carolina Capital Improvement GO	4.625%	5/1/29	4,255	4,359
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/11	25,000	26,100
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/12	14,875	15,857
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	25,000	27,065
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14	15,000	16,311
North Carolina Eastern Muni. Power Agency Rev.	5.300%	1/1/15	4,000	4,206
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/16	4,000	4,264
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/16	3,000	3,138
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/17	4,700	5,008
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/20	2,250	2,330
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/26	22,510	22,923
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/26	3,000	3,143
North Carolina GO	5.000%	3/1/12	7,400	8,097
North Carolina GO	5.000%	5/1/14	16,780	18,595
North Carolina GO	5.000%	3/1/18	25,000	28,556
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/18 (4)	9,675	10,734
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/19 (4)	10,000	10,995
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	0.240%	11/6/09	49,075	49,075
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16 (4)	10,000	10,890
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17 (4)	15,290	16,602
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18 (14)	69,720	72,835
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18	5,000	5,527
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19 (14)	38,600	40,149
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19	3,085	3,376
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20 (14)	10,000	10,347
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20	2,000	2,163
North Carolina Muni. Power Agency Rev.	5.000%	1/1/30	5,000	5,044
Univ. of North Carolina Univ. System Rev.	5.250%	10/1/27	1,720	1,877
Univ. of North Carolina Univ. System Rev.	5.250%	10/1/28	1,590	1,726
Wake County NC GO	5.000%	6/1/28	3,000	3,210
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	2,380	2,584
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,970	2,138
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/13	1,500	1,624
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/14	1,240	1,340
				485,978
Ohio (3.1%)
Akron OH GO	5.000%	12/1/18 (2)	5,300	5,702
American Muni. Power Ohio Inc.	5.000%	2/15/16	4,000	4,396
American Muni. Power Ohio Inc.	5.000%	2/15/17	6,770	7,442
American Muni. Power Ohio Inc.	5.000%	2/15/24 (12)	5,000	5,199
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24	72,780	64,567
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.875%	6/1/30	29,100	25,215
Cincinnati OH City School Dist. GO	5.250%	12/1/20 (14)	7,000	7,976
Cincinnati OH City School Dist. GO	5.250%	12/1/21 (14)	5,710	6,451
Cincinnati OH City School Dist. GO	5.250%	12/1/22 (14)	10,000	11,032
Cincinnati OH City School Dist. GO	5.250%	12/1/23 (14)	5,000	5,510
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	14,710	16,854
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	9,185	10,524
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	5,000	5,729
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	8,150	9,338
Cleveland OH Public Power System Rev.	5.000%	11/15/20 (14)	4,500	4,703
Cleveland OH Public Power System Rev.	5.000%	11/15/21 (14)	7,455	7,741
Cleveland OH Public Power System Rev.	5.000%	11/15/22 (14)	14,065	14,518
Cleveland OH Public Power System Rev.	5.000%	11/15/23 (14)	7,505	7,720
Cleveland OH Public Power System Rev.	5.000%	11/15/24 (14)	7,350	7,529
Cleveland OH Water Works Rev.	5.250%	1/1/10 (4)(ETM)	2,745	2,766

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cleveland OH Water Works Rev.	5.375%	1/1/13 (4)	3,455	3,762
Columbus OH City School Dist.	4.000%	12/1/17	1,000	1,059
Columbus OH City School Dist.	5.000%	12/1/18	1,205	1,356
Columbus OH City School Dist.	4.000%	12/1/19	2,000	2,080
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,795
Cuyahoga OH Community College Dist. Rev.	5.000%	8/1/22	6,610	7,234
Cuyahoga OH Community College Dist. Rev.	5.000%	8/1/23	3,470	3,774
Cuyahoga OH Community College Dist. Rev.	5.000%	8/1/24	2,500	2,704
Hamilton County OH Sales Tax Rev.	5.000%	12/1/18 (2)	7,950	8,342
Hamilton County OH Sales Tax Rev.	5.000%	12/1/19 (2)	22,380	23,659
Hamilton County OH Sales Tax Rev.	5.000%	12/1/23 (2)	18,715	19,220
Huber Heights OH City School Dist.	4.750%	12/1/24	1,250	1,297
Huber Heights OH City School Dist.	4.750%	12/1/25	1,000	1,032
Huber Heights OH City School Dist.	4.875%	12/1/27	1,250	1,297
Huber Heights OH City School Dist.	5.000%	12/1/28	1,000	1,049
Huber Heights OH City School Dist.	5.000%	12/1/29	1,000	1,045
Huber Heights OH City School Dist.	5.000%	12/1/30	1,000	1,034
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/12	6,800	7,248
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/13 (14)	3,000	3,006
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/13	6,810	7,203
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/14	6,000	6,301
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/15	4,000	4,163
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,580
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,580
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	6,981
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	6,981
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,657
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,657
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	2/1/14	5,500	5,906
Ohio Building Auth. Rev. (Administration Building Fund)	5.500%	10/1/11 (4)(Prere.)	6,605	7,202
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/26	1,975	2,116
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/12 (4)	5,000	5,425
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/13 (4)	3,000	3,255
Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/17	5,565	6,360
Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	10/1/26	2,715	2,909
Ohio Conservation Projects GO	5.000%	9/1/18	3,695	4,155
Ohio Conservation Projects GO	5.000%	9/1/19	3,880	4,366
Ohio Conservation Projects GO	5.000%	9/15/19	9,655	10,867
Ohio Conservation Projects GO	5.000%	9/15/20	3,250	3,657
Ohio GO	7.625%	8/1/10	3,510	3,696
Ohio GO	5.000%	8/1/13	7,160	8,047
Ohio GO	5.000%	8/1/13	2,525	2,838
Ohio GO	5.000%	8/1/13	5,750	6,462
Ohio GO	5.250%	8/1/13 (4)	12,435	14,088
Ohio GO	5.500%	8/1/13	2,945	3,360
Ohio GO	5.000%	9/15/13	9,500	10,704
Ohio GO	5.000%	8/1/14	8,265	9,371
Ohio GO	5.000%	8/1/14	6,670	7,562
Ohio GO	5.000%	8/1/14	6,500	7,370
Ohio GO	5.000%	9/15/14	2,155	2,449
Ohio GO	5.000%	9/15/14	5,000	5,681
Ohio GO	5.500%	11/1/14	7,000	8,126
Ohio GO	5.000%	9/15/16	5,415	6,141
Ohio GO	5.000%	9/15/18	12,755	14,061
Ohio GO	5.000%	11/1/18	7,710	8,507
Ohio GO	5.000%	8/1/19	6,000	6,750
Ohio Higher Educ. Capital Fac. Rev.	5.250%	11/1/14	3,710	4,116
3 Ohio Higher Educ. Fac. Comm. Rev. (Cleveland Clinic Health) TOB VRDO	0.200%	11/6/09	6,225	6,225
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland Health Clinic) VRDO	0.180%	11/2/09	16,445	16,445
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College)	5.000%	10/1/19	15,000	16,885
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System) VRDO	0.200%	11/6/09 LOC	4,000	4,000
Ohio Higher Educ. GO	5.000%	8/1/17	9,765	11,091
Ohio Higher Educ. GO	5.000%	11/1/23	7,405	7,933
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	12,448
Ohio Housing Finance Agency Mortgage Rev.	6.125%	9/1/28	5,500	5,995
Ohio Major New State Infrastructure Project Rev.	5.000%	12/15/13 (14)	2,905	3,266
Ohio Major New State Infrastructure Project Rev.	5.000%	12/15/13 (14)	10,135	11,396
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/16	5,000	5,621
Ohio Major New State Infrastructure Project Rev.	5.500%	6/15/20	4,000	4,558
Ohio State Conservation Projects GO	5.000%	3/1/17	2,000	2,218
Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/27	9,330	9,453
Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group)	5.125%	1/1/28	11,670	11,879

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio State Univ. General Receipts Rev.	5.000%	12/1/13	3,135	3,528
Ohio State Univ. General Receipts Rev.	5.250%	6/1/14	2,865	3,249
Ohio State Univ. General Receipts Rev.	5.250%	12/1/14	2,000	2,224
Ohio Water Dev. Auth. PCR	5.000%	6/1/17	2,000	2,246
Ohio Water Dev. Auth. PCR	5.250%	6/1/18	5,635	6,537
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.210%	11/2/09 LOC	20,200	20,200
Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.250%	12/1/19	5,775	6,706
Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.000%	12/1/20	3,585	3,994
Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.250%	12/1/20	5,570	6,485
3 Ohio Water Dev. Auth. Rev. TOB VRDO	0.550%	11/6/09	5,990	5,990
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/15	3,040	3,152
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,290
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,432
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,579
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,225
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/20	3,680	3,722
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.500%	2/15/28	17,000	17,122
Univ. of Cincinnati OH COP	5.000%	6/1/17 (14)	3,180	3,400
Univ. of Cincinnati OH General Receipts	5.500%	6/1/13 (14)	2,700	2,898
Univ. of Cincinnati OH General Receipts	5.500%	6/1/14 (14)	1,000	1,073
				809,020
Oklahoma (0.4%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11 (2)	7,600	8,177
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/24	12,100	12,446
Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.270%	11/2/09 (12)	5,300	5,300
Oklahoma Dev. Finance Auth. Rev. (Public Service Co.)	5.250%	6/1/14	3,400	3,634
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	9/1/14 (14)	6,000	6,748
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/25 (2)	18,070	18,539
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/26 (2)	12,000	12,297
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/27 (2)	20,110	20,556
Oklahoma State Muni Power Auth. Power Supply System Rev.	5.875%	1/1/28	1,045	1,144
Oklahoma Turnpike Auth. VRDO	0.200%	11/2/09	4,000	4,000
Tulsa County OK Ind. Auth. (Montereau in Warren Woods Project) VRDO	0.240%	11/2/09 LOC	2,995	2,995
				95,836
Oregon (0.8%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.500%	2/15/10	9,955	10,095
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/12	2,955	3,145
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/13	5,580	5,904
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/14	5,825	6,114
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/15	4,395	4,580
Oregon State Dept. Administrative Services	5.750%	4/1/10 (4)	7,560	7,669
Oregon State Dept. Administrative Services	5.000%	11/1/19	2,000	2,220
Oregon State Dept. Administrative Services	5.000%	11/1/20	9,660	10,610
Oregon State Dept. Administrative Services	5.000%	5/1/23	3,130	3,365
Oregon State Dept. Administrative Services	5.250%	4/1/24	11,650	12,933
Oregon State Dept. Administrative Services	5.000%	5/1/24	1,750	1,871
Oregon State Dept. Administrative Services	5.000%	4/1/25 (4)	5,675	6,065
Oregon State Dept. Administrative Services	5.000%	5/1/25	2,220	2,361
Oregon State Dept. Administrative Services	5.000%	5/1/26	3,520	3,733
Oregon State Dept. Administrative Services (Lottery Rev.)	5.000%	4/1/15	7,135	8,034
Oregon State Dept. Administrative Services (Lottery Rev.)	5.250%	4/1/26	9,475	10,459
Oregon State Dept. Administrative Services (Lottery Rev.)	5.000%	4/1/29	5,000	5,316
Oregon State Dept. Transp. Highway Usertax Rev.	4.500%	11/15/24	11,585	12,090
Oregon State Dept. Transp. Highway Usertax Rev.	4.625%	11/15/25	15,240	15,966
Oregon State Dept. Transp. Highway Usertax Rev.	4.750%	11/15/27	14,535	15,333
Oregon State Veteran Welfare Services GO VRDO	0.200%	11/6/09	18,000	18,000
Portland OR Sewer System Rev.	5.000%	6/1/12 (14)	27,230	29,883
Portland OR Sewer System Rev.	5.000%	8/1/18 (4)	11,470	12,752
Portland OR Sewer System Rev.	5.000%	6/15/22 (4)	4,000	4,382
				212,880
Pennsylvania (3.7%)
Allegheny County PA GO	5.000%	11/1/29	15,000	15,477
Beaver County PA IDA PCR (FirstEnergy) VRDO	0.200%	11/2/09 LOC	17,700	17,700
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/24 (14)	14,050	14,569
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/25 (14)	9,500	9,812
Dauphin County PA General Auth. Health System Rev. (Pinnacle Health)	6.000%	6/1/29	14,800	15,604
Dauphin County PA GO VRDO	0.170%	11/6/09	7,740	7,740
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/17	3,790	3,560
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/18	3,985	3,681
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/19	4,175	3,796
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/26	13,070	10,802

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	25,000	26,289
Delaware River Port Auth. Pennsylvania & New Jersey Rev. VRDO	0.200%	11/6/09 LOC	4,500	4,500
1 Montgomery County PA Higher Educ. & Health Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/25	5,765	5,655
Mount Lebanon PA School Dist. GO	5.000%	2/15/13 (14)(Prere.)	5,000	5,586
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.000%	8/15/20	1,000	998
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.125%	8/15/21	1,000	1,000
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/22	1,000	1,003
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/23	1,500	1,493
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/24	3,000	2,957
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	2,705	3,141
1 Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Aqua Pennsylvania Inc.)	5.000%	11/15/40	2,500	2,483
Pennsylvania Econ. Dev. Financing Auth. PUT	4.850%	10/1/10	20,000	20,327
Pennsylvania GO	5.000%	3/1/11	14,735	15,586
Pennsylvania GO	5.250%	2/1/12 (14)	8,500	9,296
Pennsylvania GO	5.000%	3/1/12	24,335	26,547
Pennsylvania GO	5.500%	5/1/12 (4)(Prere.)	10,000	11,119
Pennsylvania GO	5.250%	7/1/12	25,200	27,936
Pennsylvania GO	5.000%	10/1/12 (14)	9,430	10,471
Pennsylvania GO	4.000%	7/15/13	16,995	18,510
Pennsylvania GO	5.000%	7/1/14 (14)	5,850	6,477
Pennsylvania GO	5.250%	7/1/15	18,630	21,439
Pennsylvania GO	5.000%	8/1/15	5,000	5,693
Pennsylvania GO	5.000%	7/1/19	34,200	39,238
Pennsylvania GO	5.375%	7/1/21	4,500	5,331
Pennsylvania GO	5.000%	4/15/28	33,060	35,723
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/13	5,000	5,478
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System) VRDO	0.180%	11/6/09 LOC	19,120	19,120
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania)	5.000%	9/1/19	16,725	19,081
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/11 (4)	8,195	8,301
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/12 (4)	2,750	2,786
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.250%	8/1/13 (4)	4,000	4,053
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20	12,180	13,446
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/23	20,000	21,645
Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	0.250%	11/6/09 (4)	9,400	9,400
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23 (4)	7,130	7,262
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23 (4)	10,600	10,796
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24 (4)	9,720	9,859
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24 (4)	11,130	11,289
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/25 (4)	11,585	11,695
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/26 (4)	10,070	10,123
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	2,875	2,915
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	4,095	4,151
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)	460	464
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)	410	414
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/17 (2)	5,155	5,543
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/21 (12)	4,520	4,799
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/23 (12)	8,585	8,984
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/24 (12)	3,535	3,680
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/25 (12)	5,000	5,158
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/26 (12)	2,105	2,161
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/27	12,345	12,749
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/29	50,000	50,339
Pennsylvania Turnpike Comm. Rev. VRDO	0.180%	11/6/09 LOC	5,000	5,000
Pennsylvania Turnpike Comm. Rev. VRDO	0.180%	11/6/09 LOC	10,000	10,000
Philadelphia PA Airport Parking Auth.	5.000%	9/1/16	3,000	3,230
Philadelphia PA Auth. IDR (Philadelphia Museum of Art) VRDO	0.180%	11/2/09 LOC	6,800	6,800
Philadelphia PA Gas Works Rev.	5.250%	7/1/10 (4)	10,180	10,217
Philadelphia PA Gas Works Rev.	5.250%	7/1/11 (4)	5,000	5,016
Philadelphia PA Gas Works Rev.	5.000%	8/1/14	3,000	3,105
Philadelphia PA Gas Works Rev.	5.000%	8/1/15	3,000	3,070
Philadelphia PA GO	5.125%	5/15/10 (14)	11,695	11,840
Philadelphia PA GO	5.125%	5/15/11 (14)	12,290	12,438
Philadelphia PA GO	5.125%	5/15/12 (14)	4,975	5,034
Philadelphia PA GO	5.125%	5/15/13 (14)	5,000	5,057
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	25,422
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	14,674
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children’s Hosp. of Philadelphia) VRDO	0.180%	11/2/09	3,900	3,900
Philadelphia PA IDA Rev.	5.000%	10/1/14 (14)	6,390	6,759
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/11 (14)	4,695	4,712
Philadelphia PA Muni. Auth. Rev.	5.250%	5/15/13 (4)	11,105	12,201
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	5,965	6,509
Philadelphia PA Muni. Auth. Rev.	6.375%	4/1/29	4,000	4,233

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA School Dist. GO	5.500%	8/1/12 (14)	10,815	11,896
Philadelphia PA School Dist. GO	5.000%	8/1/20 (2)	18,745	19,717
Philadelphia PA School Dist. GO	5.000%	8/1/21 (2)	9,900	10,356
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.850%	12/1/11 (Prere.)	4,860	5,409
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	6.000%	6/1/25	30,000	32,706
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.500%	9/15/23	9,000	10,219
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.250%	9/15/28	2,375	2,610
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.250%	9/15/28	7,800	8,571
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.250%	9/15/29	11,100	12,102
				950,033
Puerto Rico (1.8%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14	4,420	4,649
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15	4,500	4,726
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/16	5,000	5,322
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19 (14)	35,430	36,172
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19 (4)	5,000	5,184
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/20 (14)	18,245	18,518
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/21 (14)	24,290	24,563
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (14)	17,050	17,664
Puerto Rico GO	5.500%	7/1/11 (4)	8,500	8,940
Puerto Rico GO	5.500%	7/1/13 (14)	5,000	5,332
Puerto Rico GO	5.500%	7/1/14 (14)	5,000	5,301
Puerto Rico GO	5.250%	7/1/20	14,955	14,942
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/11 (14)	2,835	3,005
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/13 (14)	7,220	7,885
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/15 (14)	5,590	6,151
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/16 (3)	8,885	9,133
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/22 (3)	7,080	7,002
Puerto Rico Muni. Finance Agency	5.750%	8/1/12 (4)	2,470	2,501
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/11 (3)	48,810	45,478
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/12 (3)	34,465	30,437
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (Prere.)	13,600	15,392
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/17 (2)	6,390	6,678
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/18 (2)	5,930	6,128
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/29	10,900	10,511
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	43,740	44,867
Puerto Rico Sales Tax Financing Corp. Rev.	5.500%	8/1/28	30,000	31,097
Puerto Rico Sales Tax Financing Corp. Rev.	6.125%	8/1/29	30,000	31,218
Puerto Rico Sales Tax Financing Corp. Rev. PUT	5.000%	8/1/11	65,000	67,509
				476,305
Rhode Island (0.4%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/10 (14)(ETM)	9,520	9,932
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/10 (4)	3,000	3,090
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/11 (4)	5,000	5,344
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/12 (4)	5,000	5,475
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/20 (12)	20,000	22,094
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/21 (12)	25,000	27,387
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/25 (4)	2,880	2,883
Rhode Island Health & Educ. Building Corp. Rev.	4.625%	5/15/26 (4)	3,210	3,236
Rhode Island Health & Educ. Building Corp. Rev.	4.750%	5/15/29 (4)	3,500	3,515
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/26 (4)	4,900	4,968
Rhode Island State & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,518
				91,442
South Carolina (0.9%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/26	12,610	13,115
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/27	33,070	34,305
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28	2,730	2,826
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/16	5,000	5,349
Greenville County SC Hosp. Fac. Rev.	4.125%	5/1/17	5,315	5,340
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/18	2,655	2,823
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.250%	8/15/12 (Prere.)	13,000	14,839
North Charleston SC Tax Rev.	5.000%	12/1/12 (12)	2,945	3,224
North Charleston SC Tax Rev.	5.000%	12/1/13 (12)	4,525	5,005
North Charleston SC Tax Rev.	5.000%	12/1/14 (12)	4,725	5,235
North Charleston SC Tax Rev.	5.000%	12/1/15 (12)	4,715	5,205
Oconee County SC PCR (Duke Power Corp.)	3.600%	2/1/17	10,000	9,998
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/22 (14)	9,950	5,172

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/23 (14)	8,780	4,253
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24 (14)	2,400	1,085
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/24	13,620	13,792
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,553
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/24 (4)	5,000	5,204
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,182
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/27 (4)	13,550	13,966
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/10 (ETM)	7,220	7,489
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	7,000	7,570
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/12 (Prere.)	1,775	2,006
South Carolina Public Service Auth. Rev.	5.375%	1/1/13 (4)	7,300	7,875
South Carolina Public Service Auth. Rev.	5.500%	1/1/13 (4)	5,000	5,514
South Carolina Public Service Auth. Rev.	5.000%	1/1/15	1,900	2,115
South Carolina Public Service Auth. Rev.	5.000%	1/1/27	4,360	4,616
South Carolina Public Service Auth. Rev.	5.000%	1/1/28	6,735	7,094
South Carolina Public Service Auth. Rev.	5.000%	1/1/29	2,900	3,037
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/13 (2)	5,200	5,818
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/25 (2)	7,620	7,938
				225,543
South Dakota (0.0%)
South Dakota Health & Educ. Fac. Auth. Rev. (Sanford Health)	5.250%	11/1/29	2,000	2,020

Tennessee (2.2%)
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.230%	11/2/09 LOC	3,700	3,700
Greenville TN Health & Educ. Fac. Board Rev. (Laughlin Memorial Hosp. Project) VRDO	0.550%	11/6/09 LOC	42,100	42,100
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/23	8,280	8,506
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.375%	4/1/28	8,000	8,209
Memphis TN Electric System Rev.	5.000%	12/1/09 (14)	60,140	60,376
Memphis TN Electric System Rev.	5.000%	12/1/10 (14)	33,000	34,562
Memphis TN Electric System Rev.	5.000%	12/1/16 (14)	20,000	21,601
Memphis TN GO	5.250%	10/1/18 (14)	9,365	10,762
Memphis TN GO	5.000%	11/1/20 (14)	16,000	17,162
Memphis TN GO	5.000%	11/1/20 (10)	4,000	4,368
Memphis TN GO	5.000%	11/1/21 (14)	4,730	5,056
Memphis TN GO	5.000%	11/1/22 (14)	4,750	5,064
Memphis TN GO	5.000%	11/1/22 (4)	6,660	7,135
Memphis-Shelby County TN Sports Auth. Rev. (Memphis Arena)	5.375%	11/1/29	8,235	8,257
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14	15,000	17,125
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/15	5,000	5,707
Murfreesboro TN GO	5.000%	6/1/19	645	710
Murfreesboro TN GO	5.000%	6/1/20	1,000	1,092
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.400%	11/6/09 LOC	3,980	3,980
Shelby County TN GO	0.000%	12/1/11	10,000	9,772
Shelby County TN GO	5.000%	4/1/17	8,050	9,214
Shelby County TN GO	5.000%	4/1/18	15,000	17,175
Shelby County TN GO	5.000%	4/1/19	500	574
Shelby County TN GO	5.000%	4/1/20	5,000	5,689
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.250%	6/1/14	13,995	14,639
1 Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	9/1/18	7,180	7,557
1 Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	9/1/19	2,000	2,085
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur)	5.000%	6/1/13	4,865	5,042
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/21	5,000	5,273
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/22	5,000	5,245
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/23	7,400	7,726
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	17,500	17,937
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/17	39,790	40,763
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/18	63,070	63,419
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/19	7,130	7,049
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20	25,000	24,605
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/20	12,000	11,785
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/21	25,000	24,356
Tennessee GO	5.000%	5/1/16	5,000	5,739
Tennessee GO	5.000%	5/1/17	5,055	5,831
Tennessee GO	5.000%	5/1/18	3,575	4,089
				561,036
Texas (8.8%)
Austin TX Combined Util. System Rev.	0.000%	11/15/10 (2)	5,000	4,936
Austin TX Combined Util. System Rev.	0.000%	11/15/11 (2)	16,050	15,579
Austin TX Combined Util. System Rev.	0.000%	11/15/11 (14)	18,100	17,604
Austin TX Combined Util. System Rev.	0.000%	5/15/18 (14)	24,215	17,135
Austin TX Independent School Dist. GO	5.000%	8/1/13	10,000	11,254

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Austin TX Water & Wastewater System Rev.	5.000%	11/15/14	3,000	3,392
Austin TX Water & Wastewater System Rev.	5.000%	11/15/17	1,375	1,554
Austin TX Water & Wastewater System Rev.	5.000%	11/15/18	2,750	3,093
Austin TX Water & Wastewater System Rev.	5.000%	11/15/20	2,380	2,656
Austin TX Water & Wastewater System Rev.	5.000%	11/15/21	2,500	2,759
Beaumont TX Independent School Dist. School Building	5.250%	2/15/29 (12)	4,550	4,803
Board of Regents of the Univ. of Texas System Rev. Financing System	5.000%	8/15/17	10,285	11,714
Board of Regents of the Univ. of Texas System Rev. Financing System	5.000%	8/15/18	7,055	8,032
Board of Regents of the Univ. of Texas System Rev. Financing System	5.000%	8/15/24	10,000	10,980
Brownsville TX Util. System Rev.	5.000%	9/1/23 (4)	11,195	11,619
Camino Real Mobility Auth. Rev.	5.250%	2/15/18	11,960	12,507
Camino Real Mobility Auth. Rev.	5.250%	8/15/18	11,770	12,308
Camino Real Mobility Auth. Rev.	5.250%	2/15/19	12,595	13,065
Camino Real Mobility Auth. Rev.	5.250%	8/15/19	12,925	13,408
Camino Real Mobility Auth. Rev.	5.250%	2/15/20	13,265	13,641
Camino Real Mobility Auth. Rev.	5.250%	8/15/20	13,580	13,965
Camino Real Mobility Auth. Rev.	5.000%	2/15/21	5,970	5,979
Camino Real Mobility Auth. Rev.	5.000%	8/15/21	6,320	6,330
Camino Real Mobility Auth. Rev.	5.000%	2/15/22	6,170	6,173
Clear Creek TX Independent School Dist. GO	5.000%	2/15/23 (4)	10,270	10,818
Clear Creek TX Independent School Dist. GO	5.000%	2/15/25 (4)	11,635	12,178
Dallas County TX Community College Dist.	5.000%	2/15/27	2,690	2,921
Dallas County TX Community College Dist.	5.000%	2/15/28	1,750	1,889
Dallas County TX Community College Dist.	5.000%	2/15/29	1,500	1,608
Dallas County TX Util. & Reclamation Dist. GO	5.250%	2/15/25 (2)	11,245	10,978
Dallas County TX Util. & Reclamation Dist. GO	5.250%	2/15/25 (2)	11,245	10,978
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/26	13,985	14,235
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/27	14,630	14,815
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/23 (12)	9,880	10,292
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/24 (12)	9,345	9,695
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/25 (12)	5,300	5,475
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/26 (12)	1,650	1,701
Dallas TX GO	5.000%	2/15/19	11,675	12,701
Dallas TX GO	5.000%	2/15/22	6,540	7,150
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/24	2,950	3,212
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/20	2,740	2,879
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/21	2,000	2,092
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/22	2,500	2,603
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/23	1,500	1,562
Gulf Coast TX Waste Disposal Auth. Environmental Fac. Rev.
(BP Products North America Project) PUT	2.300%	9/3/13	7,375	7,386
Gulf Coast TX Waste Disposal Auth. Environmental Fac. Rev.
(BP Products North America Project) PUT	2.300%	9/3/13	2,000	2,009
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/15	10,000	10,853
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/16	12,000	13,103
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/17	17,000	18,432
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.) VRDO	0.180%	11/2/09	7,000	7,000
1 Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (St. Luke’s Episcopal Health System)	5.000%	2/15/19	4,000	4,153
1 Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (St. Luke’s Episcopal Health System)	5.000%	2/15/20	10,225	10,523
1 Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (St. Luke’s Episcopal Health System)	5.625%	2/15/25	39,530	41,285
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Medical Center) VRDO	0.200%	11/2/09 LOC	13,715	13,715
Harris County TX GO	5.000%	8/15/27	4,000	4,271
Harris County TX GO	5.000%	8/15/28	5,000	5,269
Harris County TX GO	5.000%	8/15/29	2,000	2,111
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.200%	11/2/09 LOC	11,000	11,000
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare)	7.000%	12/1/27	5,000	5,626
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare)	7.200%	12/1/29	4,000	4,329
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children’s Hosp.) VRDO	0.200%	11/2/09	13,035	13,035
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/26	3,000	3,197
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/27	6,475	6,867
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/28	6,915	7,294
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/29	6,270	6,572
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/10	2,790	2,881
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/11	2,975	3,148
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/12	3,100	3,329
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/13	3,290	3,557
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/14	3,475	3,752
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/15	3,630	3,889
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/16	3,820	4,080
Harris County TX Metro. Transp. Auth. Lease Rev.	5.250%	11/1/17	4,070	4,393
Harris County TX Metro. Transp. Auth. Lease Rev.	5.375%	11/1/18	4,265	4,613
Harris County TX Metro. Transp. Auth. Lease Rev.	5.625%	11/1/19	4,535	4,935

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Metro. Transp. Auth. Lease Rev.	5.875%	11/1/20	3,640	4,063
Harris County TX Metro. Transp. Auth. Lease Rev.	6.000%	11/1/21	4,295	4,745
Harris County TX Rev.	5.000%	8/15/14	1,000	1,120
Harris County TX Rev.	5.000%	8/15/15	1,435	1,609
Harris County TX Sports Auth. Rev.	0.000%	11/15/23 (14)	7,000	2,780
Harris County TX Toll Road Rev.	5.375%	8/15/12 (4)	10,000	11,144
Houston TX Airport System Rev.	5.000%	7/1/18	1,750	1,903
Houston TX Airport System Rev.	5.000%	7/1/19	1,750	1,886
Houston TX Airport System Rev.	5.000%	7/1/20	2,130	2,268
Houston TX Community College System Rev.	5.000%	4/15/21 (10)	9,200	9,671
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	11,450	11,942
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	3,925	4,094
Houston TX GO	5.500%	3/1/11 (4)	1,050	1,091
Houston TX GO	5.750%	3/1/12 (4)	1,105	1,151
Houston TX GO	5.750%	3/1/13 (4)	375	391
Houston TX GO	5.000%	3/1/20	12,290	13,641
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.500%	9/1/10 (2)	9,155	9,477
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/12 (2)	4,460	4,730
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/12 (2)	9,995	10,600
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/13 (2)	10,545	11,068
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/13 (2)	13,840	14,619
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/14 (2)	6,190	6,457
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/15 (2)	10,750	11,121
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/16 (2)	5,540	5,736
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/17 (2)	13,760	9,421
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/17 (2)	5,855	6,041
Houston TX Independent School Dist. GO	5.000%	7/15/17 (4)	5,225	5,800
Houston TX Independent School Dist. GO	5.000%	7/15/18 (4)	10,090	11,089
Houston TX Util. System Rev.	5.250%	5/15/13 (14)	3,500	3,888
Houston TX Util. System Rev.	5.250%	5/15/14 (14)	2,500	2,801
Houston TX Water & Sewer System Rev.	0.000%	12/1/10 (2)	5,000	4,933
Houston TX Water & Sewer System Rev.	5.750%	12/1/12 (2)(Prere.)	8,000	9,081
Houston TX Water & Sewer System Rev.	5.500%	12/1/14 (4)	22,500	24,520
Houston TX Water & Sewer System Rev.	5.500%	12/1/15 (4)	7,250	7,893
Houston TX Water & Sewer System Rev.	0.000%	12/1/25 (4)(ETM)	8,525	4,089
Humble TX Independent School Dist. GO	5.000%	2/15/22	3,135	3,372
Humble TX Independent School Dist. GO	5.000%	2/15/23	3,290	3,516
Irving TX Independent School Dist. Building	5.000%	2/15/28	2,620	2,765
Lewisville TX Independent School Dist.	5.000%	8/15/17	2,000	2,252
Lewisville TX Independent School Dist.	5.000%	8/15/18	1,365	1,530
Lewisville TX Independent School Dist.	5.000%	8/15/20	1,730	1,909
Lone Star College TX System Rev.	5.000%	8/15/17	1,000	1,122
Lone Star College TX System Rev.	5.000%	8/15/20	1,150	1,273
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	250	268
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	190	204
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	285	305
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	125	134
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	175	187
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	180	193
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	80	86
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/11 (4)	14,160	14,356
Lower Colorado River Auth. Texas Rev.	5.000%	1/1/12 (4)(ETM)	2,520	2,727
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/12 (14)	3,725	3,919
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/13 (14)	2,810	2,965
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/14 (14)	4,190	4,409
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/14 (4)	4,990	5,057
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/15 (4)	13,940	14,128
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/16 (14)	1,875	1,958
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/17 (14)	2,825	2,912
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/20 (14)	1,920	1,957
Lower Colorado River Auth. Texas Rev.	5.250%	5/15/29	2,500	2,587
Lower Colorado River Auth. Texas Rev.	5.250%	5/15/29	9,070	9,407
Lubbock TX GO	5.000%	2/15/22 (4)	3,600	3,908
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11	26,500	27,006
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/23	7,410	7,884
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/24	5,895	6,240
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/25	5,250	5,525
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/26	6,225	6,518
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/27	8,920	9,292
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/28	8,040	8,333
North Texas Tollway Auth. Rev.	5.500%	1/1/17	4,750	5,083
North Texas Tollway Auth. Rev.	5.500%	1/1/18	4,000	4,290

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Texas Tollway Auth. Rev.	6.000%	1/1/19	15,000	16,534
North Texas Tollway Auth. Rev.	6.000%	1/1/20	22,100	24,233
North Texas Tollway Auth. Rev.	6.000%	1/1/21	41,330	44,879
North Texas Tollway Auth. Rev.	6.000%	1/1/22	25,045	27,002
North Texas Tollway Auth. Rev.	6.000%	1/1/24	19,700	20,993
North Texas Tollway Auth. Rev.	6.000%	1/1/25	9,785	10,380
North Texas Tollway Auth. Rev.	6.000%	1/1/25	5,075	5,384
North Texas Tollway Auth. Rev.	6.000%	1/1/26	4,745	5,011
North Texas Tollway Auth. Rev.	6.000%	1/1/27	3,950	4,152
North Texas Tollway Auth. Rev. PUT	5.250%	1/1/12	25,000	26,091
North Texas Tollway Auth. Rev. PUT	5.750%	1/1/16	75,000	79,499
Round Rock TX Independent School Dist. GO	5.000%	8/1/24	1,000	1,077
Round Rock TX Independent School Dist. GO	5.000%	8/1/25	5,835	6,255
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/17	16,500	17,523
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/18	15,985	16,726
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.500%	8/1/19	16,500	17,456
Sabine River Auth. Texas PCR (Southwestern Elec. Co.)	4.950%	3/1/18 (14)	16,000	16,139
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	20,440	20,711
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	10,205	10,341
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	12,100	12,261
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	9,200	9,322
San Antonio TX Electric & Gas Rev.	5.500%	2/1/11	12,225	12,950
San Antonio TX Electric & Gas Rev.	5.000%	2/1/12 (4)	5,000	5,422
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	8,140	8,887
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,918
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	6,490	7,086
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	5,445	5,945
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13	5,000	5,570
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13	10,000	11,178
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13 (4)	14,865	16,617
San Antonio TX Electric & Gas Rev.	5.375%	2/1/17	7,480	8,055
San Antonio TX Electric & Gas Rev.	5.000%	2/1/18	5,000	5,547
San Antonio TX Electric & Gas Rev.	5.000%	2/1/18	6,000	6,731
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21	9,750	10,448
San Antonio TX Electric & Gas Rev.	5.000%	2/1/22	25,450	27,112
San Antonio TX Electric & Gas Rev.	5.000%	2/1/23	22,000	23,301
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24	10,000	10,695
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24	15,000	15,702
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	26,065	27,746
San Antonio TX Electric & Gas Rev.	5.000%	2/1/25	10,000	10,508
San Antonio TX Electric & Gas Rev.	5.000%	2/1/29	5,000	5,234
San Antonio TX Electric & Gas System	5.000%	2/1/19	7,650	8,584
San Antonio TX GO	5.000%	8/1/19	5,685	6,357
San Antonio TX GO	5.000%	8/1/20	6,030	6,691
San Antonio TX GO	5.000%	8/1/22	6,590	7,207
San Antonio TX GO	5.000%	8/1/23	4,975	5,408
San Antonio TX GO	5.000%	8/1/25	3,895	4,199
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/19	3,100	3,467
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/20	2,250	2,494
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/21	2,760	3,028
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/22	9,100	9,905
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/22	2,100	2,271
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/24	1,535	1,637
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/25	2,400	2,547
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/27	3,000	3,160
Temple TX GO	5.250%	8/1/23 (4)	1,665	1,811
Temple TX GO	5.250%	8/1/25 (4)	1,525	1,645
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/24	14,925	15,868
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13	5,535	6,168
Texas A & M Univ. Rev. Financing System	5.000%	5/15/23	5,000	5,451
Texas A & M Univ. Rev. Financing System	5.000%	5/15/24	3,000	3,257
Texas A & M Univ. Rev. Financing System	5.000%	5/15/24	3,500	3,799
Texas A & M Univ. Rev. Financing System	5.000%	5/15/25	3,135	3,391
Texas A & M Univ. Rev. Financing System	5.000%	5/15/25	2,500	2,704
Texas A & M Univ. Rev. Financing System	5.000%	5/15/26	3,000	3,236
Texas A & M Univ. Rev. Financing System	5.000%	5/15/26	1,000	1,079
Texas GO	5.000%	8/1/24	3,500	3,831
Texas GO Public Finance Auth.	5.500%	10/1/12	12,955	14,082
Texas GO Public Finance Auth.	5.500%	10/1/13	19,175	20,843
Texas GO Public Finance Auth.	5.375%	10/1/14	21,310	23,330
3 Texas GO TOB VRDO	0.210%	11/6/09	15,000	15,000
Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.600%	9/15/10	13,990	13,693

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Muni. Gas Acquisition & Supply Corp. Rev.	6.250%	12/15/26	29,390	30,493
Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)(ETM)	900	895
Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)	11,100	10,929
Texas Muni. Power Agency Rev.	0.000%	9/1/12 (2)(ETM)	375	360
Texas Muni. Power Agency Rev.	0.000%	9/1/12 (2)	4,800	4,455
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (14)(ETM)	125	116
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (14)	11,375	10,105
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (14)(ETM)	125	111
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (14)	5,540	4,684
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (14)(ETM)	110	93
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (14)	10,140	8,100
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (14)(ETM)	110	89
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (14)	22,795	17,149
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (14)(ETM)	415	318
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (14)	31,295	22,093
Texas State College Student Loan GO	5.000%	8/1/29	4,260	4,580
Texas State Transp. Comm. First Tier	5.000%	4/1/17	5,000	5,677
Texas State Transp. Comm. First Tier	5.000%	4/1/19	10,000	10,981
Texas State Transp. Comm. First Tier	5.000%	4/1/20	8,850	9,651
Texas State Transp. Comm. First Tier	5.000%	4/1/21	10,555	11,436
Texas State Transp. Comm. First Tier	5.000%	4/1/21	23,405	25,625
Texas State Transp. Comm. First Tier	5.000%	4/1/22	10,000	10,769
Texas State Transp. Comm. First Tier	5.000%	4/1/22	5,000	5,437
Texas State Transp. Comm. First Tier	4.750%	4/1/24	9,500	9,930
Texas State Transp. Comm. First Tier	5.000%	4/1/24	10,000	10,675
Texas State Transp. Comm. First Tier	5.000%	4/1/25	10,000	10,647
Texas State Transp. Comm. First Tier	5.000%	4/1/26	7,500	7,969
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,261
Texas State Univ. System Rev.	5.000%	3/15/29	4,000	4,192
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/23	3,080	3,318
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/23 (2)	10,040	10,619
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/24 (2)	11,940	12,576
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/25	1,430	1,523
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/25 (2)	6,555	6,878
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/28	2,510	2,639
Texas Water Dev. Board Rev.	5.000%	7/15/17	3,360	3,811
Texas Water Dev. Board Rev.	5.000%	7/15/17	4,915	5,574
Texas Water Dev. Board Rev.	5.000%	7/15/20	3,800	4,265
Texas Water Dev. Board Rev.	5.000%	7/15/21	4,535	5,027
Texas Water Finance Assistance GO	5.000%	8/1/24	1,500	1,642
Texas Water Finance Assistance GO	5.000%	8/1/25	3,350	3,650
Texas Water Finance Assistance GO	5.000%	8/1/26	5,210	5,639
Texas Water Finance Assistance GO	5.000%	8/1/27	6,000	6,462
Texas Water Finance Assistance GO	5.000%	8/1/27	3,000	3,245
Texas Water Finance Assistance GO	5.000%	8/1/29	6,250	6,679
Tomball TX Hosp. Auth. Rev.	5.750%	7/1/14	8,500	8,553
Tomball TX Hosp. Auth. Rev.	6.000%	7/1/19	3,600	3,530
Univ. of Houston TX Rev.	4.000%	2/15/15	2,090	2,241
Univ. of Houston TX Rev.	4.000%	2/15/16	1,425	1,520
Univ. of Houston TX Rev.	5.000%	2/15/23	2,500	2,710
Univ. of Houston TX Rev.	5.000%	2/15/24	425	458
Univ. of Houston TX Rev.	5.000%	2/15/25	3,200	3,433
Univ. of Houston TX Rev.	5.000%	2/15/26	6,765	7,237
Univ. of Houston TX Rev.	5.000%	2/15/27	5,000	5,325
Univ. of Houston TX Rev.	4.750%	2/15/28 (4)	9,040	9,264
Univ. of Texas Permanent Univ. Fund Rev.	5.375%	8/15/11 (Prere.)	8,290	8,941
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	7/1/20	14,740	16,927
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/20	9,785	10,772
Univ. of Texas Rev. Finance Systems	5.000%	8/15/18	7,390	8,413
Univ. of Texas Rev. Finance Systems	5.000%	8/15/20	6,180	6,984
				2,268,754
Utah (0.1%)
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/18	6,845	7,255
1 Riverton UT Hosp. Rev. (IHC Health Services Inc.)	5.000%	8/15/19	2,000	2,137
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/10 (4)	7,000	6,979
Utah Transit Auth. Sales Tax Rev.	5.000%	6/15/27	3,550	3,816
				20,187

Vermont (0.0%)
Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.000%	12/1/22 (4)	8,000	8,051

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/18	4,500	4,605
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/19	3,000	3,019
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	5,865	5,997
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/24	1,000	996
				14,617
Virginia (1.8%)
Fairfax County VA IDA Rev. VRDO	0.200%	11/2/09	15,500	15,500
Fairfax County VA Public Improvement GO	4.000%	4/1/16	9,975	10,907
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/2/13	32,000	34,894
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/2/13	10,000	10,904
Portsmouth VA GO	5.000%	7/1/14 (4)	3,530	4,020
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/26	2,425	2,453
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/31	19,405	19,354
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	42,520	49,342
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	12/1/15	8,420	9,190
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	12/1/22	10,000	10,440
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/23	5,125	5,512
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/24	5,335	5,714
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/25	5,665	6,043
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/26	5,955	6,338
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/17	10,935	12,441
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/18	10,595	11,894
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/22	1,000	1,142
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/10 (Prere.)	4,310	4,498
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/11	4,085	4,261
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/18	8,010	8,911
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/19	8,430	9,311
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/20	8,855	9,714
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/21	9,320	10,157
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/22	9,105	9,859
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/24	4,000	4,369
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/25	6,720	7,306
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/26	5,930	6,432
Virginia Commonwealth Transp. Board Transp. Rev. (U.S. Route 58 Corridor)	5.000%	5/15/17	12,985	14,903
Virginia Public Building Auth. Rev.	5.000%	8/1/22	10,000	10,599
Virginia Public Building Auth. Rev.	5.000%	8/1/28	9,000	9,713
Virginia Public School Auth. Rev.	5.000%	4/15/13	7,160	8,008
Virginia Public School Auth. Rev.	5.000%	8/1/13	5,060	5,697
Virginia Public School Auth. Rev.	5.000%	8/1/14	5,635	6,405
Virginia Public School Auth. Rev.	5.000%	8/1/16	5,810	6,625
Virginia Public School Auth. Rev.	5.000%	8/1/17	4,510	5,159
Virginia Public School Auth. Rev.	5.000%	8/1/17	3,960	4,530
Virginia Public School Auth. Rev.	5.000%	8/1/19	15,000	17,203
Virginia Public School Auth. Rev.	5.000%	8/1/19	2,000	2,294
Virginia Public School Auth. Rev.	5.000%	8/1/20	15,000	17,043
Virginia Public School Auth. Rev.	5.000%	8/1/20	4,210	4,733
Virginia Public School Auth. Rev.	5.000%	8/1/20	2,500	2,840
Virginia Public School Auth. Rev.	5.000%	8/1/21	15,000	16,891
Virginia Public School Auth. Rev.	5.000%	8/1/22	5,000	5,582
Virginia Public School Auth. Rev.	5.000%	8/1/23 (Prere.)	8,865	9,973
York County VA Econ. Dev. Auth. PCR (VA Electric & Power Co.) PUT	4.050%	5/1/14	13,250	13,726
				452,830
Washington (0.8%)
3 Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	0.230%	11/2/09 (4)	7,500	7,500
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/15 (14)	6,400	5,297
Clark County WA GO	4.750%	12/1/27 (14)	3,275	3,340
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/17	23,850	26,904
King County WA Sewer Rev.	5.000%	1/1/29	1,690	1,788
Port of Seattle WA Rev.	5.000%	3/1/21 (14)	5,000	5,233
Snohomish County WA Mukilteo School Dist.	6.500%	12/1/11	5,825	6,144
Spokane WA Regional Solid Waste Management System Rev.	5.000%	12/1/18	1,225	1,361
Spokane WA Regional Solid Waste Management System Rev.	5.000%	12/1/19	1,380	1,527
Washington GO	5.500%	7/1/10 (Prere.)	6,755	6,985
Washington GO	6.250%	2/1/11	2,935	3,034
Washington GO	6.000%	6/1/12	1,000	1,120
Washington GO	5.700%	10/1/15 (4)	9,350	10,372
Washington GO	5.500%	7/1/17	12,275	14,317
Washington GO	0.000%	6/1/20 (14)	5,500	3,574
Washington GO	5.000%	8/1/20	4,845	5,440
Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/20	3,185	3,576

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/23 (4)	3,425	3,579
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/24 (4)	3,550	3,697
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/25 (4)	3,675	3,814
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/25 (4)	3,625	3,762
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/26 (4)	3,550	3,676
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/26 (4)	3,800	3,935
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/27 (4)	3,925	4,047
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.210%	11/2/09 (4)	6,000	6,000
Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/18	23,000	24,209
Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/24	19,830	19,665
Washington Higher Educ. Fac. Auth. (Gonzaga Univ.)	5.000%	4/1/21	2,580	2,699
Washington Higher Educ. Fac. Auth. (Gonzaga Univ.)	5.000%	4/1/22	3,005	3,120
Washington Higher Educ. Fac. Auth. (Gonzaga Univ.)	5.000%	4/1/23	4,470	4,609
Washington Higher Educ. Fac. Auth. (Gonzaga Univ.)	5.000%	4/1/24	2,000	2,051
Washington Housing Finance Comm. VRDO	0.320%	11/2/09 LOC	7,000	7,000
				203,375
West Virginia (0.2%)
West Virginia Econ. Dev. Auth. PCR (Appalachian Power Company) PUT	4.850%	9/4/13	3,000	3,118
West Virginia Econ. Dev. Auth. PCR PUT	4.850%	9/4/13	10,000	10,394
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/17	6,335	6,487
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/18	4,985	5,063
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/19	2,990	3,002
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/20	3,430	3,451
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.125%	9/1/21	3,265	3,291
West Virginia School Building Auth. Excess Lottery Rev.	5.250%	7/1/20	2,500	2,755
West Virginia School Building Auth. Excess Lottery Rev.	5.250%	7/1/22	5,810	6,333
				43,894
Wisconsin (1.2%)
Wisconsin GO	5.000%	5/1/10	14,420	14,756
Wisconsin GO	5.000%	5/1/11	15,180	16,135
Wisconsin GO	5.250%	5/1/11 (14)(Prere.)	5,000	5,325
Wisconsin GO	5.750%	5/1/11 (Prere.)	18,000	19,375
Wisconsin GO	5.750%	5/1/11 (Prere.)	20,315	21,867
Wisconsin GO	5.250%	5/1/12	15,975	17,570
Wisconsin GO	5.000%	5/1/13 (14)	2,000	2,226
Wisconsin GO	5.500%	5/1/13 (14)	7,000	7,915
Wisconsin GO	5.000%	5/1/14 (14)	7,390	8,308
Wisconsin GO	5.500%	5/1/15 (14)	15,000	17,289
Wisconsin GO	5.000%	5/1/16 (14)	6,000	6,657
Wisconsin GO	5.000%	5/1/19	7,135	7,963
Wisconsin GO	5.000%	5/1/21	7,865	8,627
Wisconsin GO	5.000%	5/1/22	6,500	7,077
Wisconsin GO	5.000%	5/1/23	2,175	2,352
Wisconsin GO	6.000%	5/1/26	15,065	17,274
Wisconsin GO	6.000%	5/1/27	10,000	11,483
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.250%	8/15/17 (14)	26,690	26,698
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.600%	2/15/29	15,980	15,984
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care) VRDO	0.210%	11/2/09 LOC	29,275	29,275
Wisconsin Health & Educ. Fac. Auth. Rev. (Childeren’s Hosp. of Wisconsin)	5.375%	8/15/24	5,900	6,119
Wisconsin Health & Educ. Fac. Auth. Rev. (Prohealth Care Inc.) VRDO	0.200%	11/2/09 LOC	10,370	10,370
Wisconsin Health & Educ. Fac. Auth. Rev. (Wausau Hosp.) VRDO	0.240%	11/6/09 LOC	6,650	6,650
Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/24 (4)	5,140	5,478
Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/25 (4)	2,365	2,507
Wisconsin Transp. Rev.	5.000%	7/1/19 (14)	10,000	11,204
				306,484
Total Tax-Exempt Municipal Bonds (Cost $24,893,737)				25,517,063

			Shares
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
4 Vanguard Municipal Cash Management Fund (Cost $228,277)	0.213%	228,277,132		228,277
Total Investments (99.9%) (Cost $25,122,014)				25,745,340
Other Assets and Liabilities (0.1%)
Other Assets				413,813
Liabilities				(382,705)
				31,108
Net Assets (100%)				25,776,448

Intermediate-Term Tax-Exempt Fund

At October 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	25,340,385
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(185,164)
Unrealized Appreciation (Depreciation)
Investment Securities	623,326
Futures Contracts	(2,099)
Net Assets	25,776,448

Investor Shares—Net Assets
Applicable to 562,501,999 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,525,468
Net Asset Value Per Share—Investor Shares	$13.38

Admiral Shares—Net Assets
Applicable to 1,364,193,673 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,250,980
Net Asset Value Per Share—Admiral Shares	$13.38

• See Note A in Notes to Financial Statements.

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2009.

2 Securities with a value of $14,671,000 have been segregated as initial margin for open futures contracts.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the aggregate value of these securities was $260,931,000, representing 1.0% of net assets.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.6%)
Alabama (0.2%)
East AL Health Care Auth. Rev. (Health Care Facs.)	5.000%	9/1/13	5,000	5,122
Houston County AL Health Care Auth. Rev.	5.250%	10/1/30 (2)	9,000	7,947
				13,069
Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/09 (14)	2,565	2,581
Anchorage AK Electric Rev.	8.000%	12/1/10 (14)	2,960	3,181
North Slope Borough AK GO	0.000%	6/30/10 (14)	4,000	3,966
				9,728
Arizona (2.4%)
Arizona Board Regents Arizona State Univ. System Rev.	5.000%	6/1/39	5,000	5,087
Arizona COP	5.000%	9/1/23 (4)	12,140	12,755
Arizona Health Fac. Auth. Rev. (Banner Health)	5.500%	1/1/38	12,500	12,622
Arizona State Univ. COP	5.375%	7/1/12 (14)(Prere.)	2,285	2,535
Arizona State Univ. COP	5.375%	7/1/12 (14)(Prere.)	5,520	6,124
Arizona State Univ. COP	5.375%	7/1/12 (14)(Prere.)	4,460	4,948
Arizona State Univ. COP	5.375%	7/1/12 (14)(Prere.)	5,345	5,929
Arizona State Univ. COP	5.375%	7/1/12 (14)(Prere.)	4,905	5,441
Arizona State Univ. COP	5.375%	7/1/12 (14)(Prere.)	4,340	4,814
Arizona State Univ. COP	5.375%	7/1/13 (14)	2,905	3,132
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/13	2,415	2,699
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/14	5,600	6,311
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/15	5,025	5,677
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/16	7,015	7,925
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/17	3,500	3,958
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/18	18,115	20,420
Arizona Transp. Board Highway Rev.	5.000%	7/1/24	5,000	5,266
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/32	2,920	2,863
Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/16 (14)(ETM)	8,650	10,614
Mesa AZ Util. System Rev.	5.250%	7/1/14 (14)	10,000	11,042
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/33	4,500	4,519
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.000%	7/1/34	10,000	10,309
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/39	3,300	3,400
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	7,115	8,215
Tucson AZ Water System Rev.	5.500%	7/1/17 (14)	4,850	5,401
				172,006
Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/10 (14)	795	817
North Little Rock AR Electric Rev.	6.500%	7/1/15 (14)	4,500	5,009
				5,826
California (18.7%)
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	5,000	1,164
Anaheim CA Public Finance Auth. Electric System Rev.	5.000%	10/1/31 (4)	16,235	16,397
Anaheim CA Public Finance Auth. Lease Rev.	6.000%	9/1/14 (4)	2,500	2,870
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26	11,000	11,535
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	4,300	4,399
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/27	12,440	13,068
Beverly Hills CA USD GO	0.000%	8/1/24	6,500	3,171
Beverly Hills CA USD GO	0.000%	8/1/25	10,500	4,823
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/15 (14)	14,540	16,172
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/16 (14)	9,865	10,918
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/17 (14)	9,915	10,955
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/18 (14)	7,780	8,568
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/27	7,560	8,127
California Educ. Fac. Auth. Rev. (California Institute of Technology)	5.000%	11/1/39	7,000	7,412
California GO	3.000%	5/25/10	25,000	25,268
California GO	6.250%	9/1/12	5,000	5,344
California GO	5.000%	2/1/14 (2)(Prere.)	3,565	3,996
California GO	5.000%	2/1/14 (2)(Prere.)	1,500	1,681
California GO	5.000%	11/1/18 (14)	12,955	13,491
California GO	5.000%	6/1/19 (14)	4,500	4,638
California GO	5.000%	9/1/20	5,130	5,223
California GO	5.250%	11/1/21	2,000	2,068
California GO	5.000%	8/1/25 (4)	6,645	6,692
California GO	5.625%	4/1/26	21,900	22,834
California GO	5.500%	8/1/26	2,970	3,063
California GO	5.125%	4/1/33	8,500	8,115
California GO	6.500%	4/1/33	40,000	44,208
California GO	4.500%	10/1/36	22,200	18,662

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.250%	3/1/38	29,160	27,996
California GO	6.000%	4/1/38	8,840	9,368
California GO CP	0.400%	11/4/09 LOC	2,572	2,572
California GO CP	0.400%	11/5/09 LOC	1,611	1,611
California GO CP	0.420%	11/5/09 LOC	773	773
California GO CP	0.450%	11/10/09 LOC	4,100	4,100
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.750%	9/1/39	5,500	5,611
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,053
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/39	4,500	4,704
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	6.250%	12/1/09 (Prere.)	5,000	5,075
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,003
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/15 (14)	8,205	8,210
California Health Fac. Finance Auth. Rev. (St. Joseph Health System)	5.750%	7/1/39	8,000	8,294
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/38	4,000	3,723
California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator)	6.250%	2/1/39	15,000	15,926
California Infrastructure & Econ. Dev. Bank Rev. PUT	2.500%	4/1/13	10,000	10,098
California Public Works Board Lease Rev. (Community College)	5.625%	3/1/16 (2)	11,370	11,381
California Public Works Board Lease Rev. (Dept. of General Services)	6.250%	4/1/34	10,000	10,374
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/27	10,405	10,475
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12 (2)(Prere.)	5,000	5,586
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/13	5,000	5,545
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/15 (2)	6,000	6,429
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/16	12,640	14,003
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/21	7,650	8,189
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/22	5,375	5,731
California State Econ. Recovery Bonds	5.000%	7/1/15	10,135	10,789
1 California State Econ. Recovery Bonds	5.250%	7/1/21	5,000	5,215
California State Econ. Recovery Bonds PUT	5.000%	3/1/10	20,000	20,308
California State Econ. Recovery Bonds PUT	5.000%	7/1/10	25,000	25,754
California State Univ. Rev. Systemwide	5.000%	11/1/32 (4)	16,000	16,361
California State Univ. Rev. Systemwide	5.250%	11/1/34	8,600	8,600
California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.750%	5/15/32	4,000	3,906
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/19	28,000	29,493
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45	9,000	8,425
California Statewide Community Dev. Auth. Rev. (Presbyterian Homes)	7.250%	11/15/41	3,000	3,217
Chula Vista CA IDR (San Diego Gas & Electric)	5.875%	2/15/34	10,000	10,786
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	26,020	28,851
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	20,000	23,385
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	13,860	11,958
Golden State Tobacco Securitization Corp. California	5.000%	6/1/33	10,000	7,594
Golden State Tobacco Securitization Corp. California	6.250%	6/1/33 (Prere.)	18,030	20,051
Golden State Tobacco Securitization Corp. California	5.000%	6/1/35 (3)	30,000	26,528
Golden State Tobacco Securitization Corp. California	5.125%	6/1/47	12,500	8,263
Golden State Tobacco Securitization Corp. California	5.750%	6/1/47	14,695	10,804
Grossmont CA Healthcare Dist. GO	5.000%	7/15/37 (2)	23,270	22,163
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/38 (2)	18,000	15,051
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,741
Los Angeles CA Community College Dist. GO	5.000%	8/1/28	6,600	6,885
Los Angeles CA Community College Dist. GO	6.000%	8/1/33	10,000	11,299
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/31 (4)	12,500	12,853
Los Angeles CA Dept. of Water & Power Rev.	5.375%	7/1/38	4,000	4,230
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/39	5,000	5,092
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/39 (2)	5,000	5,079
Los Angeles CA USD GO	5.250%	7/1/13 (4)(Prere.)	9,000	10,256
Los Angeles CA USD GO	5.000%	7/1/25 (4)	6,980	7,296
Los Angeles CA USD GO	5.000%	7/1/25 (3)	10,000	10,359
Los Angeles CA USD GO	5.000%	7/1/26 (4)	7,435	7,752
Los Angeles CA USD GO	5.000%	7/1/26 (4)	27,240	28,401
Los Angeles CA USD GO	5.000%	7/1/26	6,950	7,309
Los Angeles CA USD GO	5.000%	7/1/27	7,295	7,630
Los Angeles CA Wastewater System Rev.	5.750%	6/1/28	11,080	12,405
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/20	18,885	21,023
M-S-R California Energy Auth. CP	6.500%	11/1/39	10,000	10,619
M-S-R California Energy Auth. Rev.	7.000%	11/1/34	2,500	2,808
M-S-R California Energy Auth. Rev.	6.500%	11/1/39	4,000	4,248
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/35	5,000	5,202
Modesto CA Irrigation Dist. COP	5.500%	7/1/35	5,700	6,005
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/22 (2)(ETM)	20,225	24,955
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/13 (2)	7,410	7,846
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20 (14)(ETM)	9,780	11,899
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/19 (12)	4,000	4,336
Palomar Pomerado Health System California GO	0.000%	8/1/38 (12)	10,000	6,273

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	6.500%	9/1/28	10,000	10,800
Riverside CA USD GO	5.250%	8/1/38 (12)	11,475	11,627
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30 (2)	25,395	25,673
Sacramento CA Muni. Util. Dist. Rev.	6.500%	9/1/13 (14)	8,895	9,776
Sacramento County CA Airport Rev.	6.000%	7/1/41	10,500	11,464
San Bernardino County CA Medical Center COP	5.500%	8/1/24 (14)	11,295	11,294
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	17,046
San Diego CA Community College Dist. GO	5.000%	8/1/30 (4)	19,015	19,668
San Diego CA USD GO	0.000%	7/1/13 (14)	7,160	6,524
San Diego CA USD GO	5.500%	7/1/22 (14)	9,160	10,520
San Francisco CA City & County Public Util. Comm. Rev.	4.500%	11/1/31 (4)	6,000	5,702
San Jose CA Redev. Agency	5.000%	8/1/20 (2)	11,415	11,547
San Jose CA Redev. Agency	5.000%	8/1/27 (14)	5,000	4,697
San Juan CA USD GO	5.000%	8/1/31 (13)	10,000	10,059
San Mateo County CA Joint Powers Auth. Lease Rev.	5.000%	7/15/33	5,000	4,931
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	455	471
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (4)	5,000	5,485
Simi Valley CA School Financing Auth. Rev.	5.000%	8/1/27 (4)	10,000	10,560
Southern California Public Power Auth. Rev. (Transmission Project)	0.000%	7/1/14	8,500	7,289
State Center California Community College Dist. GO	5.000%	8/1/31 (4)	16,100	16,568
Ukiah CA Electric Rev.	6.250%	6/1/18 (14)	5,865	6,395
Univ. of California Rev.	4.500%	5/15/26 (4)	8,800	8,839
Univ. of California Rev.	4.500%	5/15/31 (4)	47,470	45,942
Univ. of California Rev.	4.500%	5/15/35 (4)	10,000	9,476
Ventura County CA Community College Dist. GO	5.500%	8/1/33	12,000	12,515
Victor Valley CA Community College Dist.	6.000%	8/1/39	12,000	12,802
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/23 (12)	6,000	6,172
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/24 (12)	5,000	5,124
				1,363,961
Colorado (2.6%)
Aurora CO COP	5.000%	12/1/27	3,675	3,841
Boulder, Larimer & Weld Counties CO St. Vrain Valley School Dist.	5.000%	12/15/28	6,210	6,617
1 Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,093
2 Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	0.230%	11/2/09	2,895	2,895
Colorado Springs CO Util. System Rev.	5.375%	11/15/16 (2)	12,790	14,091
Colorado Springs CO Util. System Rev.	5.375%	11/15/17 (2)	13,490	14,799
Colorado Springs CO Util. System Rev.	5.000%	11/15/43	12,725	12,799
Denver CO City & County Airport Rev.	6.000%	11/15/12 (14)	7,000	7,784
Denver CO City & County Airport Rev.	5.250%	11/15/36	10,000	9,942
Denver CO City & County COP VRDO	0.180%	11/2/09	1,970	1,970
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (14)	10,000	8,395
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (14)	5,795	4,266
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/16 (14)	10,185	6,997
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (14)	13,000	7,139
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/20 (14)	15,165	7,782
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/23 (14)	35,275	14,480
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25 (14)	9,700	3,463
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27 (14)	13,425	4,137
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/28 (14)	13,425	3,845
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30 (14)	16,500	4,031
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16 (2)(Prere.)	15,000	15,798
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16 (4)(Prere.)	16,000	16,920
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/27	1,900	2,028
Univ. of Colorado Enterprise System Rev.	5.750%	6/1/28	1,000	1,131
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/30	8,000	8,235
				188,478
Connecticut (0.3%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/28	10,000	10,014
Connecticut State Health & Educ. Fac. Auth. (Quinnipiac Univ.) CP	5.000%	7/1/36 (2)	10,000	10,050
Connecticut State Health & Educ. Fac. Auth. (Yale Univ.)	5.000%	7/1/42	2,835	2,953
				23,017
District of Columbia (0.3%)
District of Columbia GO	6.000%	6/1/11 (14)(ETM)	3,085	3,342
District of Columbia Rev. (Georgetown Univ.)	5.500%	4/1/36	5,000	5,127
District of Columbia Water & Sewer Auth. Public Util. Rev.	5.500%	10/1/39	13,000	13,877
				22,346
Florida (7.5%)
Alachua County FL Health Fac. Auth. Rev. (Shands Healthcare Project)	1.103%	12/1/37	10,000	6,435
Brevard County FL School Board COP	5.000%	7/1/29 (2)	5,000	5,015
Broward County FL Educ. Fac. Auth. Rev. (Nova Southeastern Univ. Project) VRDO	0.200%	11/2/09 LOC	5,400	5,400

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Broward County FL School Board COP	5.500%	7/1/18 (4)	10,000	10,311
Broward County FL School Board COP	5.375%	7/1/19 (4)	4,000	4,074
Broward County FL Water & Sewer Util. Rev.	5.000%	10/1/26	3,610	3,787
Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14	7,500	7,931
Davie FL Water & Sewer Rev.	6.375%	10/1/12 (2)(ETM)	2,035	2,240
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/15 (2)	10,000	11,209
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	10,000	10,914
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/22 (2)	12,995	13,599
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/20	8,175	8,842
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/21	8,610	9,234
Florida Educ. System Fac. Rev.	5.000%	5/1/35 (14)	11,235	10,721
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12	7,000	7,478
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13	7,000	7,520
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	245	280
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	185	211
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/16 (Prere.)	245	285
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/24	1,755	1,749
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/25	1,315	1,306
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/36	4,755	4,563
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/18 (14)	6,130	6,277
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/19 (14)	6,390	6,630
Hillsborough County FL IDA (Moffitt Cancer Center)	5.250%	7/1/27	4,085	3,948
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/41	9,745	8,930
Hillsborough County FL IDA (Univ. Community Hosp.)	6.500%	8/15/19 (14)	3,500	3,745
Hillsborough County FL School Board COP	5.250%	7/1/16 (14)	13,300	14,677
Jacksonville FL Captial Project Rev. VRDO	0.550%	11/6/09 LOC	14,710	14,710
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/39 (4)	3,150	3,150
Key West FL Util. Board Election Rev.	5.000%	10/1/31 (14)	9,000	8,976
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.500%	11/15/09 (Prere.)	11,925	12,070
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35 (14)	28,000	26,751
Marion County FL Hosp. Dist. Rev. (Munroe Regional Health System)	5.000%	10/1/29	8,000	7,180
Miami FL GO	5.500%	1/1/12 (14)(Prere.)	3,000	3,286
Miami FL GO	5.500%	1/1/12 (14)(Prere.)	7,015	7,683
Miami-Dade County FL Expressway Auth. Toll System Rev.	5.000%	7/1/26 (2)	17,240	17,552
Miami-Dade County FL School Board COP	5.000%	8/1/18 (2)	5,000	5,361
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	7,570	7,677
Miami-Dade County FL School Board COP	5.250%	2/1/27 (12)	5,000	5,208
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	6,049
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	12,500	12,889
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	5,000	4,908
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	10,000	9,817
2 Miami-Dade County FL Special Obligation TOB VRDO	0.200%	11/2/09 LOC	1,500	1,500
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/14 (4)	10,000	11,050
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/15 (4)	10,000	10,992
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/39	4,000	4,029
Orange County FL School Board COP	5.000%	8/1/31 (14)	9,000	9,025
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/13 (14)	9,695	11,610
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/32 (4)	10,000	10,229
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/33	3,555	3,671
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/15 (14)	4,000	4,778
Palm Beach County FL Public Improvement Rev.	5.000%	5/1/38	5,000	5,083
Palm Beach County FL Solid Waste Auth. Rev.	5.500%	10/1/28	20,000	21,259
Pasco County FL Water & Sewer Rev.	5.000%	10/1/36 (4)	3,000	3,034
Polk County FL Public Fac. Rev.	5.000%	12/1/30 (14)	17,835	17,899
Port St. Lucie FL Rev.	6.250%	9/1/27 (12)	8,000	8,924
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/27 (14)	11,405	10,534
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/33 (14)	9,000	7,963
Port St. Lucie FL Util. Rev.	5.000%	9/1/35 (12)	2,000	2,035
Port St. Lucie FL Util. Rev.	5.250%	9/1/35 (12)	5,000	5,152
Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	4,300	4,522
Sarasota County FL Public Hosp. Rev. (Sarasota Memorial Hosp.)	5.625%	7/1/39	5,000	5,072
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/32	8,000	7,725
Sunrise FL Util. System Rev.	5.500%	10/1/18 (2)	12,000	13,451
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/30	6,000	6,021
Tampa FL Util. Rev.	6.750%	10/1/10 (2)	9,330	9,775
Tampa FL Util. Rev.	6.750%	10/1/11 (2)	9,965	10,881
Tampa FL Util. Rev.	6.750%	10/1/12 (2)	10,635	11,993
				548,785
Georgia (3.5%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15 (14)	7,750	7,865
Atlanta GA Airport Fac. Rev.	5.875%	1/1/17 (14)	7,500	7,602

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Atlanta GA Airport Fac. Rev.	5.000%	1/1/30 (4)	8,285	8,439
Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/33 (4)	10,020	10,123
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/15 (4)	8,500	9,484
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25 (4)	4,450	4,934
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/30 (4)	14,250	15,474
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/33 (14)	32,425	30,156
Augusta GA Water & Sewer Rev.	5.000%	10/1/32 (4)	18,900	19,135
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12	3,270	3,457
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	5.500%	1/1/33	3,000	3,081
College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/10 (ETM)	2,620	2,750
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	11,641
Fulton County GA COP	6.000%	11/1/10 (2)	4,815	5,134
Fulton DeKalb GA Hosp. Auth.	5.250%	1/1/14 (4)	15,805	17,661
Henry County GA School Dist. GO	6.450%	8/1/11 (14)	1,915	2,029
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,433
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,323
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21	10,305	10,239
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/25	20,000	19,422
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/27	15,000	14,254
Main Street Natural Gas Inc. Georgia Gas Project Rev.	6.375%	7/15/38	10,000	4,462
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	6.250%	7/1/18	12,170	13,942
Muni. Electric Auth. Georgia (Project One Sub) Rev.	5.250%	1/1/18	7,000	7,806
Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.250%	1/1/19	5,000	5,573
Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.500%	1/1/26	7,000	7,503
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/32	1,500	1,585
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/35	1,000	1,047
Private Colleges & Univ. Auth. of Georgia Rev. (Mercer Univ.)	6.500%	11/1/15 (14)(ETM)	5,000	5,857
				258,411
Hawaii (0.7%)
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.950%	4/1/12 (14)	15,000	15,702
Hawaii GO	5.875%	10/1/10 (14)(Prere.)	3,220	3,383
Hawaii GO	5.875%	10/1/10 (14)(Prere.)	2,860	3,005
3 Honolulu HI City & County GO	8.000%	10/1/10 (ETM)	2,305	2,466
Honolulu HI City & County GO	5.250%	4/1/28	8,000	8,686
Honolulu HI City & County GO	5.250%	4/1/30	8,000	8,545
Univ. of Hawaii Rev.	6.000%	10/1/38	2,500	2,739
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	4,615	5,157
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	2,330	2,604
				52,287
Idaho (0.2%)
Idaho Health Facs. Auth. Rev. (Trinity Health Group)	6.250%	12/1/33	6,000	6,492
Idaho Housing & Finance Assn.	5.000%	7/15/22	6,465	7,050
				13,542
Illinois (5.5%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/16 (14)	8,500	6,698
Chicago IL Board of Educ. GO	0.000%	12/1/13 (2)	5,000	4,451
Chicago IL Board of Educ. GO	0.000%	12/1/14 (2)	5,000	4,231
Chicago IL GO	5.500%	1/1/11 (14)(Prere.)	245	262
Chicago IL GO	0.000%	1/1/16 (14)(Prere.)	7,010	7,588
Chicago IL GO	0.000%	1/1/16 (14)(Prere.)	3,695	4,001
Chicago IL GO	0.000%	1/1/16 (14)(Prere.)	7,985	8,661
Chicago IL GO	0.000%	1/1/20 (14)	5,000	5,102
Chicago IL GO	0.000%	1/1/22 (14)	5,000	5,056
Chicago IL GO	0.000%	1/1/24 (14)	2,480	2,502
Chicago IL GO	0.000%	1/1/25 (14)	1,305	1,312
Chicago IL GO	0.000%	1/1/28 (14)	2,820	2,815
Chicago IL GO	5.000%	1/1/28 (4)	7,500	7,773
Chicago IL GO	5.000%	1/1/34 (14)	11,040	11,104
Chicago IL GO	5.500%	1/1/38 (14)	6,490	6,693
Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/11 (ETM)	13,785	14,358
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/25 (4)	21,525	22,268
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/26 (4)	17,600	18,122
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (14)(ETM)	27,500	35,397
Chicago IL Skyway Toll Bridge	5.500%	1/1/11 (2)(Prere.)	8,750	9,335
Chicago IL Water Rev.	5.750%	11/1/30 (2)	12,000	13,278
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	0.200%	11/2/09	1,900	1,900
Illinois Finance Auth. Rev. (Central Dupage Health)	5.250%	11/1/39	4,000	4,028
Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.200%	11/2/09	6,000	6,000
Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.250%	11/2/09	2,500	2,500
Illinois Finance Auth. Rev. (Chicago Univ.)	5.500%	8/15/36	15,000	15,306
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.375%	8/15/39	10,000	9,831

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Auth. Rev. (Elmhurst Memorial)	5.625%	1/1/37	6,000	5,556
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.375%	7/1/33	3,000	3,065
Illinois Finance Auth. Rev. (OSF Healthcare System)	7.000%	11/15/29	15,000	16,304
Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37	4,000	3,983
Illinois Finance Auth. Rev. (Riverside Health System)	6.250%	11/15/35	4,600	4,756
Illinois Finance Auth. Rev. (Silver Cross & Medical Centers)	7.000%	8/15/44	16,000	16,781
Illinois GO	5.375%	6/1/24 (14)	9,710	9,837
Illinois Regional Transp. Auth. Rev.	7.200%	11/1/20 (2)	24,000	29,330
Illinois Sales Tax Rev.	6.125%	6/15/10 (Prere.)	4,500	4,663
Illinois Sports Fac. Auth. Rev.	0.000%	6/15/30 (2)	10,000	9,766
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23 (4)	7,095	7,473
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23 (4)	2,600	2,754
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/24 (4)	3,465	3,654
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.500%	1/1/33	20,000	21,381
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.750%	6/1/10 (14)	2,515	2,588
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/14 (14)	16,100	13,481
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/12 (14)	5,795	5,562
Will County IL Community School Dist.	0.000%	11/1/13 (4)(ETM)	10,000	9,205
				400,711
Indiana (0.9%)
1 Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/39	5,000	4,846
Indiana Finance Auth. Rev. (Wabash Valley Correctional Fac.)	5.000%	7/1/18	4,450	4,963
Indiana Finance Auth. Rev. (Wabash Valley Correctional Fac.)	5.250%	7/1/19	2,500	2,838
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/26	3,475	3,307
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/39	8,045	7,194
Indiana Muni. Power Agency Rev.	6.125%	1/1/13 (14)(ETM)	9,345	10,119
Indiana Muni. Power Agency Rev.	5.750%	1/1/34	8,000	8,214
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11	6,385	6,753
Indianapolis IN Local Public Improvement Rev. (Bank-Waterworks Project)	5.750%	1/1/38	10,000	10,478
Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14	8,250	8,960
				67,672
Kansas (0.4%)
Burlington KS PCR (Kansas Gas & Electric Co.)	4.850%	6/1/31 (14)	7,500	7,266
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/16 (14)	2,690	2,692
Overland Park KS Convention Center & Hotel Project	5.250%	1/1/32 (2)	20,000	17,902
				27,860
Kentucky (1.4%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.750%	1/1/26 (2)	3,000	3,000
Kentucky Asset/Liability Comm. General Fund Rev.	0.724%	11/1/17 (14)	11,245	10,261
Kentucky Asset/Liability Comm. General Fund Rev.	0.844%	11/1/21 (14)	24,410	19,736
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare)	5.375%	8/15/24	5,000	5,318
Kentucky Property & Building Comm. Rev.	5.375%	8/1/16 (4)	5,820	6,209
Louisville & Jefferson County KY Metro. Sewer Dist.	6.000%	5/15/31 (14)	51,960	52,601
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/33 (14)	7,335	7,425
				104,550
Louisiana (2.0%)
East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/25 (12)	1,850	1,968
East Baton Rouge Parish LA Sales Tax Rev.	5.125%	8/1/26 (12)	2,500	2,677
Louisiana Gasoline and Fuel Tax Rev.	5.375%	6/1/18 (2)	5,000	5,213
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/23 (14)	8,065	8,327
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/24 (14)	6,880	7,084
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/25 (14)	5,000	5,135
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/27 (10)	5,000	5,134
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/28 (10)	2,500	2,557
Louisiana GO	5.000%	10/15/11 (2)	20,015	21,379
Louisiana GO	5.500%	5/15/14 (14)	4,180	4,436
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43	20,000	18,372
New Orleans LA GO	0.000%	9/1/10 (2)	8,500	8,205
New Orleans LA GO	0.000%	9/1/11 (2)	10,475	9,639
New Orleans LA GO	0.000%	9/1/13 (2)	9,000	7,317
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	3,781
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.700%	5/15/10 (4)(Prere.)	4,900	5,038
Ouachita Parish LA Hosp. Service Dist. (Glenwood Medical Center)	5.750%	5/15/10 (4)(Prere.)	2,950	3,034
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37	16,000	14,471
Tobacco Settlement Financing Corp. Louisiana Rev.	5.875%	5/15/39	12,500	11,254
				145,021
Maryland (1.0%)
Maryland Econ. Dev. Corp. (Chesapeake Bay Conference Center)	7.750%	12/1/09 (Prere.)	25,000	25,408
Maryland Econ. Dev. Corp. PCR	6.200%	9/1/22	4,000	4,516
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/28 (11)	2,000	1,843

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/33 (11)	4,250	3,811
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38 (2)	13,475	13,655
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/10 (Prere.)	7,500	7,893
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	7.000%	7/1/22 (14)	12,025	13,758
Maryland Health & Higher Educ. Fac. Auth. Rev. (Western Maryland Health)	5.000%	7/1/34 (14)	3,000	2,958
				73,842
Massachusetts (4.6%)
Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/21	15,000	18,090
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29 (14)	3,085	3,632
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/34	2,500	2,665
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/35	11,310	11,334
2 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.550%	11/6/09	7,666	7,666
Massachusetts College Building Auth. Rev.	0.000%	5/1/17 (14)(ETM)	7,460	5,790
Massachusetts GO	5.375%	10/1/10 (Prere.)	10,000	10,437
Massachusetts GO	5.500%	11/1/12 (Prere.)	14,155	15,925
Massachusetts GO	5.500%	11/1/12 (Prere.)	19,275	21,686
Massachusetts GO	5.000%	8/1/20	4,185	4,661
Massachusetts GO	5.500%	12/1/23 (2)	3,055	3,611
Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/32	21,125	21,386
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.750%	7/1/31	20,000	19,209
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/15	7,785	7,839
Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.000%	8/15/30 (14)	7,460	6,953
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/12 (2)	9,310	9,756
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	4.125%	2/16/12	6,000	6,158
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12	2,000	2,033
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/14 (14)	11,135	11,707
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/24 (4)	7,755	8,344
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/25 (4)	17,055	18,270
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/30 (4)	13,630	14,078
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/37 (2)	10,775	11,190
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (3)(Prere.)	7,295	8,220
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (3)(Prere.)	10,000	11,467
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/27 (14)	7,190	8,080
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/26	4,790	5,606
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19 (ETM)	20,000	24,331
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/31 (2)	21,000	21,691
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/35 (14)	12,000	12,317
				334,132
Michigan (2.6%)
Detroit MI GO	5.000%	4/1/15 (12)	2,875	2,974
Detroit MI GO	5.000%	4/1/16 (12)	3,015	3,091
Detroit MI GO	5.000%	4/1/17 (12)	3,170	3,220
Detroit MI Sewer System Rev.	5.750%	1/1/10 (3)(Prere.)	10,000	10,189
Detroit MI Sewer System Rev.	5.125%	7/1/15 (14)(Prere.)	3,970	4,558
Detroit MI Sewer System Rev.	5.500%	7/1/29 (14)	18,000	18,058
Detroit MI Sewer System Rev.	5.000%	7/1/32 (4)	5,865	5,627
Detroit MI Water Supply System Rev.	7.000%	7/1/36 (4)	5,500	6,455
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	310	338
Michigan Building Auth. Rev.	5.500%	10/15/16	5,190	5,343
Michigan GO	5.250%	9/15/26 (4)	14,000	14,642
Michigan Hosp. Finance Auth. Rev.	6.125%	6/1/39	9,000	9,483
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	11/1/12	2,500	2,697
1 Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.750%	11/15/39	5,000	4,793
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/46	14,000	12,143
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/24	13,085	13,897
Michigan Tobacco Settlement Financing Auth. Rev	6.000%	6/1/48	4,445	3,379
Michigan Tobacco Settlement Financing Auth. Rev.	6.000%	6/1/34	3,500	2,907
Michigan Tobacco Settlement Financing Auth. Rev.	6.875%	6/1/42	5,000	4,392
Michigan Trunk Line Rev.	5.000%	11/1/26 (14)	35,765	35,911
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/22 (14)	25,000	28,627
				192,724
Minnesota (0.6%)
Minneapolis MN Health Care System (Fairview Health Services)	6.750%	11/15/32	4,250	4,746
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.750%	5/1/26 (4)	29,165	29,579
St. Cloud MN Health Care Rev. (St. Cloud Hosp. Obligation Group)	5.875%	5/1/30 (4)	2,500	2,534
Univ. of Minnesota Rev.	5.125%	4/1/34	1,250	1,324
Univ. of Minnesota Rev. VRDO	0.250%	11/6/09	5,800	5,800
				43,983

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi (0.3%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/36 (10)	10,000	8,578
Warren County MS Golf Opportunity Zone Rev.	6.500%	9/1/32	10,000	10,173
				18,751
Missouri (0.7%)
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	5.000%	6/1/35	11,660	10,395
Missouri Health & Educ. Fac. Auth. (Washington Univ.)	5.375%	3/15/39	8,000	8,705
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.250%	11/15/29	2,250	2,236
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.500%	11/15/33	3,500	3,500
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Lester Cox Medical Center)	5.250%	6/1/15 (14)	5,000	5,312
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal - Presbyterian Hosp.)	5.500%	12/1/16 (4)	4,195	4,330
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/24	5,000	5,497
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev.	5.750%	1/1/29	5,000	5,178
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/27 (12)	5,535	5,675
				50,828
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project No. 1	5.250%	12/1/20	5,000	4,979
Municipal Energy Agency NE Power Supply System Rev.	5.375%	4/1/39 (13)	3,000	3,179
Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/39	5,000	5,302
				13,460
Nevada (0.9%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	5,992
Clark County NV School Dist. GO	5.000%	6/15/13	12,305	13,510
Clark County NV School Dist. GO	5.000%	6/15/14	8,295	9,137
Henderson NV Health Care Fac. Rev.	5.625%	7/1/24	2,000	2,044
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/31	11,710	11,457
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,297
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	10,743
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/11 (4)(Prere.)	5,000	5,401
				63,581
New Hampshire (0.4%)
Manchester NH General Airport Rev.	5.625%	1/1/10 (4)(Prere.)	23,000	23,208
New Hampshire Health & Educ. Fac. Auth. Rev. (Dartmouth College)	6.000%	8/1/38	2,400	2,502
				25,710
New Jersey (5.7%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/12 (14)	4,335	4,906
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/28 (14)	10,680	11,958
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/14 (14)	10,185	11,301
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/15 (14)	10,820	12,015
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24	10,000	9,545
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/19 (2)	25,000	28,620
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/20 (2)	25,000	27,766
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26 (2)	10,000	11,133
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (14)	9,000	9,978
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/15 (4)	22,000	24,243
New Jersey Educ. Fac. Auth. Rev.	5.500%	9/1/36	5,000	5,176
New Jersey Educ. Fac. Auth. Rev. (New Jersey City Univ.)	5.000%	7/1/35 (12)	6,500	6,540
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	5.250%	12/1/12	5,830	6,048
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	7.500%	12/1/32	7,250	8,163
New Jersey Educ. Fac. Auth. Rev. (William Paterson Univ.)	4.750%	7/1/34 (12)	5,500	5,535
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/15 (14)	3,795	3,646
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/14 (4)	10,685	10,806
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.750%	7/1/33	8,190	8,459
New Jersey Housing & Mortgage Finance Agency Rev.	6.500%	10/1/38	2,165	2,351
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (14)(ETM)	2,120	2,334
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (14)	2,130	2,328
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (4)(ETM)	1,130	1,244
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (4)	215	235
New Jersey Transp. Corp. COP	6.000%	9/15/10 (2)(Prere.)	13,000	13,634
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/15 (14)	7,000	7,938
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (14)	24,000	27,069
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (12)	36,000	40,603
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22 (2)	18,500	20,371
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23 (2)	6,000	6,605
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (14)	5,795	6,666
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25 (2)	15,000	5,962
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26 (2)	15,250	5,664
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/39	20,000	3,197
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (14)(ETM)	270	332
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (14)	790	934

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (14)(ETM)	3,940	4,578
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	34,500	26,636
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/12 (Prere.)	9,615	10,445
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26	14,500	11,802
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/41	13,355	8,967
				415,733
New Mexico (0.5%)
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/21 (14)	10,000	10,890
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	3,000	3,106
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	3,000	3,106
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	10,000	10,900
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.000%	8/1/39	6,500	6,237
				34,239
New York (7.0%)
Babylon NY Waste Water Fac. GO	9.000%	8/1/10 (14)	4,900	5,204
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/26 (4)	4,200	4,396
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47 (14)	14,075	11,791
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/35	25,690	25,134
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/13 (4)	11,000	10,239
Metro. New York Transp. Auth. Rev.	4.500%	11/15/38	19,720	18,021
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	3,848
Nassau County NY Tobacco Settlement Corp.	5.000%	6/1/35	6,355	5,140
New York City NY GO	5.250%	8/1/12	8,535	9,353
New York City NY GO VRDO	0.200%	11/6/09 LOC	4,900	4,900
New York City NY IDA (Yankee Stadium)	0.000%	3/1/20 (12)	8,400	5,025
New York City NY IDA (Yankee Stadium)	0.000%	3/1/22 (12)	4,585	2,423
New York City NY IDA (Yankee Stadium)	0.000%	3/1/24 (12)	9,670	4,471
New York City NY IDA (Yankee Stadium)	0.000%	3/1/25 (12)	5,000	2,172
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/35	7,000	7,087
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/36	28,700	29,266
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/37	4,080	4,152
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/37	10,000	10,216
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/39	5,000	5,040
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/39	5,000	5,085
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.250%	6/15/40	15,500	16,351
New York City NY Transitional Finance Auth. Rev.	6.250%	5/15/10 (Prere.)	265	276
New York City NY Transitional Finance Auth. Rev.	5.000%	8/1/26	7,000	7,371
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/34	20,000	20,376
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/1/34	7,000	7,285
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/27 (14)	17,000	19,783
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/24 (2)	10,000	10,487
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/25 (2)	10,000	11,585
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	9,750	10,326
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/39	5,000	5,123
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/20 (14)	7,500	8,798
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/11	5,575	6,096
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ.)	5.000%	7/1/38	5,000	5,120
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.800%	11/1/09 (14)	9,265	9,266
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/10 (14)	3,080	3,086
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,249
New York State Urban Dev. Corp. Rev.	5.000%	1/1/23	7,785	8,141
New York State Urban Dev. Corp. Rev.	5.625%	1/1/28	7,385	8,032
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/25 (14)	6,965	8,163
Onondaga County NY IDA Civic Fac. Rev. (Syracuse Univ. Project) VRDO	0.170%	11/6/09 LOC	3,765	3,765
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/26	12,000	12,856
Suffolk County NY Water Auth. Rev.	5.750%	6/1/13 (2)(ETM)	7,345	7,961
Suffolk NY Asset Securitization Corp. Rev.	0.000%	6/1/44	5,500	4,158
Suffolk NY Asset Securitization Corp. Rev.	6.000%	6/1/48	4,000	3,585
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/14	12,770	12,801
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/15	20,000	20,301
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18	15,410	16,140
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/20	12,565	13,245
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/21 (2)	12,000	12,517
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/22 (2)	5,000	5,204
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17	5,000	5,499
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/20 (14)	10,000	11,579
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21 (ETM)	10,000	12,642
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/28	15,000	15,976
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/38	12,500	13,131
				515,237

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina (1.2%)
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.250%	1/15/39	2,500	2,492
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.000%	1/15/47	3,300	3,155
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	0.270%	11/6/09 (4)	11,025	11,025
New Hanover County NC Hosp. Rev. (New Hanover Regional Medical Center)	5.125%	10/1/31 (4)	2,500	2,534
North Carolina Eastern Muni. Power Agency Rev.	7.500%	1/1/10 (ETM)	4,480	4,535
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/23	5,000	5,131
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/26	5,000	5,092
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/26	3,000	3,143
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/22 (4)	6,500	6,996
North Carolina Medical Care Comm. Health Care Fac. Rev.
(Deerfield Episcopal Retirement Community)	6.125%	11/1/38	2,500	2,426
North Carolina Medical Care Comm. Hosp. Rev. (Mission St. Joseph’s Health System)	5.125%	10/1/28 (14)	5,005	5,006
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16	10,000	11,039
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17	15,000	16,591
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20	4,000	4,325
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,220	1,324
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/16	1,780	1,919
				86,733
Ohio (2.0%)
American Muni. Power Ohio Inc.	5.000%	2/15/38	8,000	8,070
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24	15,675	13,906
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.875%	6/1/30	15,845	13,729
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.750%	6/1/34	5,500	4,603
Buckeye OH Tobacco Settlement Financing Corp. Rev.	6.000%	6/1/42	5,000	3,837
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.875%	6/1/47	10,360	7,639
Buckeye OH Tobacco Settlement Financing Corp. Rev.	6.500%	6/1/47	12,000	9,667
Cleveland OH Airport System Rev.	5.000%	1/1/31 (4)	15,000	15,026
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/16	3,000	3,112
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/17	2,260	2,333
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/21	8,000	8,151
Middletown OH City School Dist. GO	5.000%	12/1/25 (4)	4,715	4,974
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	2/1/14	3,000	3,221
Ohio Common Schools GO	5.000%	3/15/13 (Prere.)	7,020	7,847
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/46	10,000	9,855
Ohio Housing Finance Agency Mortgage Rev.	5.250%	9/1/28	3,990	4,140
Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39	10,000	10,319
Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39	3,250	3,354
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,516
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/33 (4)	3,000	3,016
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/38 (4)	8,125	8,261
				148,576
Oklahoma (0.1%)
Oklahoma Dev. Finance Auth. Rev. (Public Service Co.)	5.250%	6/1/14	3,300	3,527
Tulsa County OK Ind. Auth. Rev. (St. Francis Health System)	5.000%	12/15/36	6,000	5,742
				9,269
Oregon (0.7%)
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	6,190	6,425
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	6,565	6,814
Oregon State Dept. Administrative Services	6.000%	5/1/10 (2)(Prere.)	3,175	3,296
Oregon State Dept. Administrative Services	5.000%	5/1/27	6,755	7,132
Oregon State Dept. Administrative Services (Lottery Rev.)	5.250%	4/1/26	10,000	11,039
Oregon State Facs. Auth. Rev. (PeaceHealth)	5.000%	11/1/39	6,000	5,854
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/22	12,380	12,706
				53,266
Pennsylvania (3.4%)
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/31	11,420	8,965
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.210%	11/2/09	13,450	13,450
Geisinger Health System Auth. of Pennsylvania Rev. VRDO	0.160%	11/2/09	5,750	5,750
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35	2,500	2,384
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40	3,500	3,302
Norwin PA School Dist. GO	3.250%	4/1/31 (4)	8,915	6,997
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	8,985	10,433
Pennsylvania GO	5.000%	9/1/14 (4)	5,000	5,692
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/12 (2)(Prere.)	775	872
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/15 (2)	20,030	21,516
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/31 (4)	20,000	19,333
Pennsylvania Turnpike Comm. Rev.	5.500%	6/1/33	5,000	5,151
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/36	4,000	4,022
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/38 (12)	14,000	13,605

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA GO	5.250%	8/1/17 (4)	12,665	14,183
Philadelphia PA GO	5.000%	8/1/18 (4)	17,440	19,021
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children’s Hosp. of Philadelphia) VRDO	0.180%	11/2/09	6,850	6,850
Philadelphia PA School Dist. GO	6.000%	9/1/38	7,000	7,562
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (14)	35,000	36,237
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (14)	16,500	17,890
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13 (3)(ETM)	4,455	5,054
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13 (14)	5,545	5,980
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14 (3)(ETM)	2,920	3,377
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	1,725	1,917
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/21	610	621
Wallingford-Swarthmore PA School Dist. VRDO	0.500%	11/6/09 (4)	9,700	9,700
				249,864
Puerto Rico (2.2%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14 (14)	2,000	2,018
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21 (14)	5,000	5,213
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (14)	2,930	3,036
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/28	5,000	4,922
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/38	6,130	6,150
Puerto Rico GO	6.000%	7/1/27 (14)	7,000	7,272
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/25	8,000	8,075
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/34 (2)	15,305	2,610
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/14 (Prere.)	7,205	8,194
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	940	1,155
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/12 (2)LOC	40,000	40,607
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	10,000	10,258
Puerto Rico Sales Tax Financing Corp. Rev.	6.125%	8/1/29	15,000	15,609
Puerto Rico Sales Tax Financing Corp. Rev.	6.500%	8/1/44	26,500	28,660
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/47 (2)	45,000	4,568
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54 (2)	184,500	11,090
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56	22,200	1,175
				160,612
Rhode Island (0.1%)
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/23 (4)	2,465	2,496
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/24 (4)	2,975	2,993
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/32 (4)	3,000	2,952
				8,441
South Carolina (2.4%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28	20,000	20,704
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/31	11,500	11,609
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.000%	12/1/26	10,580	10,904
Greenville County SC School Dist. GO	5.000%	12/1/27	10,000	10,203
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.375%	8/15/12 (Prere.)	7,750	8,873
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (3)(ETM)	2,035	2,468
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (14)	12,210	13,616
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	5,000	5,407
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/12 (Prere.)	2,080	2,351
South Carolina Public Service Auth. Rev.	5.500%	1/1/38	10,000	10,682
South Carolina Public Service Auth. Rev.	5.250%	1/1/39	6,000	6,207
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/15 (2)	8,590	9,653
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/20 (2)	20,840	22,085
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/21 (2)	27,170	28,631
Tobacco Settlement Rev. (Auth. of Southern Carolina Tobacco Settlement)	5.000%	6/1/18	6,795	6,797
Univ. of South Carolina Higher Educ. Rev.	5.250%	6/1/38 (4)	6,610	6,878
				177,068
Tennessee (0.8%)
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.230%	11/2/09 LOC	13,715	13,715
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.500%	4/1/33	7,975	8,191
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev.
(Meharry Medical College)	6.000%	12/1/12 (2)	3,405	3,649
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.250%	9/1/27 (4)	350	361
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hospital)	5.000%	7/1/31	2,310	2,345
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/20	4,000	3,928
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/21	1,895	1,841
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/22	3,785	3,655
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/22	5,000	4,854
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/24	4,660	4,452
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/26	12,490	11,731
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/27	1,220	1,126
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/12 (14)(ETM)	1,685	1,792
				61,640

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas (9.0%)
Austin TX Combined Util. System Rev.	0.000%	5/15/17 (14)	4,900	3,673
Austin TX Water & Wastewater System Rev.	5.000%	5/15/28 (14)	6,665	6,940
Board of Regents of the Univ. of Texas System Rev. Financing System VRDO	0.160%	11/6/09	30,000	30,000
Brownsville TX Util. System Rev.	5.000%	9/1/20 (4)	10,055	10,602
Burelson TX Independent School Dist.	5.000%	8/1/40 (12)	8,000	8,005
Conroe TX Independent School Dist. GO	5.750%	2/15/35	5,000	5,382
Dallas County TX Util. & Reclamation Dist. GO	5.375%	2/15/29 (2)	5,000	4,868
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/24 (2)	10,000	10,220
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/25 (2)	10,000	10,176
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/27 (12)	5,000	5,136
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/28 (12)	3,125	3,200
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/30	6,920	7,344
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Medical Center) VRDO	0.200%	11/2/09 LOC	2,000	2,000
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Thermal Utilities TECO Project)	5.250%	11/15/35	10,000	10,323
Harris County TX GO	0.000%	10/1/14 (14)	5,550	4,935
Harris County TX GO	0.000%	10/1/15 (14)	17,545	14,884
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare)	7.125%	12/1/31	3,250	3,636
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children’s Hosp.) VRDO	0.200%	11/2/09	5,000	5,000
Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10 (14)(Prere.)	12,910	13,461
Harris County TX Hosp. Dist. Rev.	5.125%	2/15/32 (14)	10,000	9,435
Harris County TX Hosp. Dist. Rev.	5.250%	2/15/37 (14)	10,190	9,572
Harris County TX Rev.	5.000%	8/15/22	2,000	2,166
Houston TX Airport System Rev.	5.500%	7/1/39	5,000	5,186
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	2,735	2,853
Houston TX GO	5.750%	9/1/10 (4)(Prere.)	4,105	4,281
Houston TX GO	5.375%	3/1/11 (4)(Prere.)	6,485	6,895
Houston TX GO	5.750%	3/1/14 (4)	260	271
Houston TX GO	5.500%	3/1/15 (4)	8,440	8,947
Houston TX GO	5.750%	3/1/15 (4)	265	276
Houston TX GO	5.500%	3/1/16 (4)	5,235	5,524
Houston TX GO	5.750%	3/1/16 (4)	395	412
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/18 (2)	16,285	10,415
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/21 (2)	22,720	11,749
Houston TX Water & Sewer System Rev.	0.000%	12/1/12 (2)	20,500	19,295
Houston TX Water & Sewer System Rev.	5.500%	12/1/16 (4)	7,000	7,598
Houston TX Water Conveyance System COP	6.800%	12/15/10 (2)	5,490	5,762
Lone Star College TX System Rev.	5.000%	8/15/29	6,210	6,498
Lone Star College TX System Rev.	5.000%	8/15/34	5,000	5,128
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/11 (4)	12,575	12,753
Lower Colorado River Auth. Texas Rev.	5.625%	1/1/15 (4)(Prere.)	3,055	3,575
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/16 (4)	27,425	27,794
Lower Colorado River Auth. Texas Rev.	5.500%	5/15/36	5,000	5,149
Lower Colorado River Auth. Texas Rev.	5.625%	5/15/39	5,000	5,187
Matagorda County TX Navigation Dist. PCR (Central Power & Light)	6.300%	11/1/29	7,500	8,029
Montgomery County TX	5.125%	3/1/31	4,000	4,198
Montgomery County TX	5.250%	3/1/32	5,000	5,267
North Texas Tollway Auth. Rev.	5.125%	1/1/28 (14)	27,235	26,775
North Texas Tollway Auth. Rev.	6.125%	1/1/31	4,000	4,154
North Texas Tollway Auth. Rev.	5.625%	1/1/33	21,650	22,081
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/10 (4)	2,000	2,050
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/17 (4)	7,425	7,433
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/22 (4)	7,110	7,116
Round Rock TX Independent School Dist. GO	0.000%	8/15/11 (14)	5,000	4,908
Round Rock TX Independent School Dist. GO	5.250%	8/1/29	6,000	6,430
San Antonio TX Electric & Gas Rev.	5.750%	2/1/10 (Prere.)	11,435	11,587
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,918
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13 (4)	8,000	8,943
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/36	15,000	14,364
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/28	3,000	3,143
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/20	17,000	21,454
Texas Muni. Gas Acquisition & Supply Corp. Rev.	6.250%	12/15/26	5,000	5,188
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (14)	38,730	34,406
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (14)	34,250	28,959
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (14)	33,070	26,416
Texas State College Student Loan GO	5.000%	8/1/33	7,115	7,485
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,261
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/26 (2)	10,000	3,682
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/28 (2)	30,005	9,665
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/10 (2)(ETM)	6,000	5,995
Texas Water Dev. Board GO	5.750%	8/1/32	10,380	10,663

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 Texas Water Dev. Board Rev.	5.500%	7/15/21	9,825	9,863
Univ. of Houston TX Rev.	5.000%	2/15/27	2,100	2,236
				660,175
Utah (0.3%)
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/14	5,000	5,550
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/21	17,395	18,150
				23,700
Vermont (0.1%)
Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.000%	12/1/34 (4)	10,000	9,790

Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	6.500%	10/1/10 (Prere.)	5,000	5,329
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/25	4,000	3,974
				9,303
Virginia (0.7%)
Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project)	5.250%	5/15/26	3,250	3,471
Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project)	5.500%	5/15/35	15,000	15,749
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/2/13	7,500	8,178
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37	10,000	9,800
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	10,000	11,604
				48,802
Washington (1.5%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/14 (14)	5,000	4,356
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/15 (14)	12,585	10,416
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/17 (14)	11,685	8,636
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	6,966
King County WA Sewer Rev.	5.000%	1/1/39	7,500	7,688
King County WA Sewer Rev.	5.250%	1/1/42	7,500	7,798
Washington GO	6.750%	2/1/15	3,450	3,947
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/31 (4)	5,000	5,063
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/34 (4)	27,000	27,187
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/43 (12)	5,490	5,570
Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/18	7,000	7,368
Washington Health Care Fac. Auth. Rev. (Children’s Hosp.)	5.625%	10/1/38	12,000	12,279
				107,274
West Virginia (0.7%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/11 (14)(ETM)	7,325	8,093
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/12 (14)(ETM)	7,840	9,069
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/14 (14)(ETM)	8,975	11,024
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.625%	9/1/32	4,500	4,412
West Virginia Hosp. Finance Auth. Rev. (UTD Hosp. Center Inc. Project)	5.250%	6/1/41 (2)	16,330	16,180
				48,778
Wisconsin (1.0%)
Badger Tobacco Asset Securitization Corp. WI	6.125%	6/1/12 (Prere.)	3,505	3,827
Wisconsin Clean Water Rev.	6.875%	6/1/11	14,120	14,927
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,621
Wisconsin GO	5.000%	5/1/26	5,380	5,748
Wisconsin GO	6.000%	5/1/36	10,000	10,979
Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health)	5.000%	11/15/36	3,000	3,002
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.250%	8/15/17 (14)	10,000	10,003
Wisconsin Health & Educ. Fac. Auth. Rev. (Luther Hosp.)	5.750%	11/15/30	7,500	7,928
Wisconsin Transp. Rev.	4.500%	7/1/26 (14)	12,470	12,569
				74,604
Total Tax-Exempt Municipal Bonds (Cost $6,940,865)				7,137,385

			Shares
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
4 Vanguard Municipal Cash Management Fund (Cost $117,735)	0.213%	117,735,184		117,735
Total Investments (99.2%) (Cost $7,058,600)				7,255,120
Other Assets and Liabilities (0.8%)
Other Assets				112,575
Liabilities				(52,494)
				60,081
Net Assets (100%)				7,315,201

Long-Term Tax-Exempt Fund

At October 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	7,209,291
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(89,994)
Unrealized Appreciation (Depreciation)
Investment Securities	196,520
Futures Contracts	(616)
Net Assets	7,315,201

Investor Shares—Net Assets
Applicable to 161,919,742 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,767,887
Net Asset Value Per Share—Investor Shares	$10.92

Admiral Shares—Net Assets
Applicable to 508,075,809 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,547,314
Net Asset Value Per Share—Admiral Shares	$10.92

• See Note A in Notes to Financial Statements.

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2009.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the aggregate value of these securities was $12,061,000, representing 0.2% of net assets.

3 Securities with a value of $4,172,000 have been segregated as initial margin for open futures contracts.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.8%)
Alabama (0.7%)
Alabama Special Care Fac. Financing Auth. Birmingham Rev. (Ascension Health)	5.000%	11/15/39	11,825	11,698
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/13 (Prere.)	3,000	3,488
Courtland AL Dev. Board Solid Waste Disposal Rev. (Champion International Corp.)	6.700%	11/1/29	9,500	9,540
Courtland AL Dev. Board Solid Waste Disposal Rev. (International Paper Co.)	5.200%	6/1/25	5,000	4,423
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/28	17,000	16,036
				45,185
Arizona (1.5%)
Arizona Board Regents Arizona State Univ. System Rev.	5.000%	6/1/39	15,000	15,262
Arizona Health Fac. Auth. Rev. (Banner Health)	5.500%	1/1/38	5,900	5,957
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	4.750%	10/1/10	4,250	4,248
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	5.200%	10/1/37	7,000	5,065
Chandler AZ IDA Rev. (Intel Corp. Project) PUT	4.375%	12/1/10	17,500	18,046
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/32	7,950	7,795
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/33	5,200	5,221
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/27	22,000	20,986
Salt Verde Arizona Financial Project Rev.	5.000%	12/1/32	10,000	8,942
Univ. Medical Center Corp. AZ Hosp. Rev.	6.500%	7/1/39	2,500	2,637
				94,159
Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/15 (14)	3,450	3,840

California (15.3%)
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26	2,500	2,621
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/27	5,000	5,253
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	30	33
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	85	93
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	830	912
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	1,670	1,834
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/15	3,290	3,582
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/28	5,375	5,770
California GO	3.000%	5/25/10	25,000	25,268
California GO	5.500%	4/1/18	15,000	16,208
California GO	5.000%	11/1/21	14,045	14,230
California GO	5.125%	2/1/25	13,975	14,178
California GO	4.500%	12/1/32 (4)	12,035	10,586
California GO	5.125%	4/1/33	16,500	15,753
California GO	6.500%	4/1/33	30,000	33,156
California GO	4.500%	10/1/36	46,500	39,089
California GO	5.000%	6/1/37	10,500	9,773
California GO CP	0.400%	11/4/09 LOC	3,293	3,293
California GO CP	0.400%	11/5/09 LOC	1,412	1,412
California GO CP	0.420%	11/5/09 LOC	678	678
California GO CP	0.450%	11/10/09 LOC	3,600	3,600
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.750%	9/1/39	4,500	4,591
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/39	7,500	7,841
California Health Fac. Finance Auth. Rev. (St. Joseph Health System)	5.750%	7/1/39	7,000	7,257
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/38	6,000	5,585
California Housing Finance Agency Home Mortgage Rev. VRDO	0.500%	11/6/09	48,775	48,775
California Housing Finance Agency Home Mortgage VRDO	2.150%	11/6/09	46,115	46,115
California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator)	6.000%	2/1/30	10,000	10,617
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	12,155	12,044
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.400%	4/1/25	3,000	2,969
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.000%	7/1/27	6,185	5,811
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/21	7,675	7,515
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/22	5,000	4,853
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/23	2,870	2,759
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/19	7,000	7,118
California State Econ. Recovery Bonds	5.250%	7/1/14	15,000	16,473
1 California State Econ. Recovery Bonds	5.250%	7/1/21	5,000	5,215
California State Univ. Rev. Systemwide	5.000%	11/1/20 (2)	20,995	21,576
California State Univ. Rev. Systemwide	5.250%	11/1/34	4,275	4,275
California Statewide Community Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.750%	5/15/32	8,000	7,812
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45	28,000	26,211
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/27	20,000	19,187
City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/29	2,170	1,848
City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/35	2,710	2,222
El Monte CA High School Dist. GO	5.500%	6/1/34 (12)	8,575	9,079
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/28 (14)	25,000	24,465
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	10,400	8,973

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Grossmont CA Healthcare Dist. GO	5.000%	7/15/37 (2)	12,000	11,429
Irving CA Special Tax Community Fac. Dist.	5.200%	9/1/26	750	669
Irving CA Special Tax Community Fac. Dist.	5.250%	9/1/36	2,000	1,680
Kern County CA GO	5.750%	8/1/35 (12)	4,500	4,754
Lincoln CA Special Tax Communities Fac. Dist.	5.450%	9/1/13 (Prere.)	890	1,033
Lincoln CA Special Tax Communities Fac. Dist.	5.750%	9/1/13 (Prere.)	885	1,037
Lincoln CA Special Tax Communities Fac. Dist.	5.900%	9/1/13 (Prere.)	890	1,048
Lincoln CA Special Tax Communities Fac. Dist.	5.950%	9/1/13 (Prere.)	3,555	4,192
Lincoln CA Special Tax Communities Fac. Dist.	6.000%	9/1/13 (Prere.)	2,670	3,153
Los Angeles CA Community College Dist. GO	5.000%	8/1/24	3,430	3,626
Los Angeles CA Community College Dist. GO	5.000%	8/1/25	4,620	4,799
Los Angeles CA Community College Dist. GO	5.000%	8/1/27	6,215	6,520
Los Angeles CA Dept. of Airports International Airport Rev.	5.375%	5/15/30	15,000	15,220
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24 (4)	11,175	11,812
Los Angeles CA USD GO	5.000%	7/1/27	8,000	8,368
Los Angeles CA USD GO	4.500%	1/1/28 (14)	9,750	9,272
Los Angeles CA Wastewater System Rev.	5.750%	6/1/27	7,780	8,756
M-S-R California Energy Auth. Rev.	7.000%	11/1/34	2,500	2,808
M-S-R California Energy Auth. Rev.	6.500%	11/1/39	11,000	11,681
Modesto CA Irrigation Dist. COP	5.500%	7/1/35	11,300	11,904
Napa Valley CA USD Election GO	4.500%	8/1/37 (4)	12,035	11,439
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/20 (12)	9,305	9,963
Northstar Community Services Dist. CA Special Tax Community Fac. Dist.	5.000%	9/1/37	15,000	10,330
Oakland CA USD GO	6.125%	8/1/29	4,000	4,168
Palo Alto CA USD GO	0.000%	8/1/30	21,100	7,134
Palomar Pomerado Health System California GO	0.000%	8/1/38 (12)	10,740	6,737
Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/38	23,000	21,132
Redding CA Electric System COP	5.000%	6/1/30 (4)	7,500	7,615
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30 (2)	15,000	15,164
Sacramento County CA Airport Rev.	6.000%	7/1/41	9,500	10,373
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	14,076
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	33,070
San Diego CA Community College Dist. GO	5.250%	8/1/33	5,500	5,774
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.250%	5/15/39	5,000	5,081
San Diego CA USD GO	5.500%	7/1/19 (14)	10,140	11,665
San Diego CA USD GO	5.500%	7/1/21 (14)	12,725	14,599
San Diego CA USD GO	4.500%	7/1/29 (4)	10,420	10,167
San Francisco CA City & County COP (San Bruno Jail)	5.250%	10/1/33 (2)	10,000	10,040
San Francisco CA City & County International Airport Rev.	5.750%	5/1/19	20,295	21,359
San Francisco CA City & County International Airport Rev.	5.750%	5/1/20	26,405	27,564
San Francisco CA City & County Redev. Financing Auth. Tax Allocation (Mission Bay South)	6.625%	8/1/39	2,000	2,081
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/25 (14)	12,900	4,254
Santa Margarita CA Water Dist. Special Tax Community Fac. Dist. No. 99-1	6.000%	9/1/13 (Prere.)	3,000	3,515
Santa Monica CA Community College Dist.	0.000%	8/1/24	5,000	2,231
Santa Monica CA Community College Dist.	0.000%	8/1/25	5,490	2,293
Simi Valley CA School Financing Auth. Rev.	5.000%	8/1/27 (4)	10,000	10,560
Southern California Public Power Auth. Rev. (Transmission Project)	5.000%	7/1/20	10,505	11,216
Southern California Public Power Auth. Rev. VRDO	0.170%	11/2/09	2,700	2,700
Univ. of California Rev.	4.500%	5/15/31 (4)	6,900	6,678
Univ. of California Rev.	5.000%	5/15/37 (4)	2,500	2,514
Victor Valley CA Community College Dist.	6.000%	8/1/39	8,000	8,534
West Contra Costa CA USD	6.000%	8/1/27	3,000	3,434
				969,729
Colorado (3.9%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.250%	9/1/11 (Prere.)	10,000	10,788
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,215	5,650
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,130	5,558
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,000	3,250
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	8,200	8,884
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (ETM)	7,775	8,435
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	4.500%	9/1/38	23,975	20,588
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.000%	9/1/41	7,500	7,035
Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/26	1,000	863
Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/37	2,250	1,706
Colorado Health Fac. Auth. Rev. (Covenant Retirement Community Inc.)	5.250%	12/1/25	15,500	14,340
Colorado Health Fac. Auth. Rev. (Evangelical)	6.125%	6/1/38	7,000	7,149
Denver CO City & County Airport Rev.	5.000%	11/15/12 (14)	4,205	4,454
Denver CO City & County Airport Rev.	5.250%	11/15/36	8,000	7,954
Denver CO City & County Airport Rev. PUT	5.250%	5/15/10	15,000	15,270
Denver CO City & County Airport Rev. PUT	5.250%	5/15/11	10,000	10,448
Denver CO City & County School Dist.	5.250%	12/1/24	3,250	3,588

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Denver CO City & County School Dist.	5.500%	12/1/26	2,500	2,800
Denver CO City & County Single Family Mortgage Rev.	5.550%	12/1/39	4,176	4,245
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/10 (14)	7,185	6,986
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/12 (14)	26,795	23,826
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (14)	5,000	4,197
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/14 (14)	8,000	6,306
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (14)	5,000	3,681
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/18 (14)	5,000	2,985
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24 (14)	29,225	11,173
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25 (14)	14,900	5,320
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27 (14)	36,465	11,237
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/29 (14)	56,600	14,937
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30 (14)	14,200	3,469
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16 (4)(Prere.)	10,000	10,575
				247,697
Connecticut (0.4%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/28	25,250	25,286

Delaware (0.1%)
Delaware Housing Auth. Single Family Mortgage Rev.	5.875%	1/1/38	4,140	4,171

District of Columbia (1.0%)
District of Columbia Rev. (World Wildlife Fund)	6.000%	7/1/30 (2)	12,815	13,059
District of Columbia Water & Sewer Auth. Public Util. Rev.	5.500%	10/1/39	10,000	10,675
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/13 (14)	2,500	2,652
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/16 (14)	2,775	2,882
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/17 (14)	2,000	2,069
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/18 (14)	2,000	2,059
Metro. Washington Airports Auth. Airport System Rev.	5.250%	10/1/25	15,000	16,178
Metro. Washington Airports Auth. Dulles Toll Road Rev.	5.000%	10/1/39	8,000	7,991
Washington DC Metro. Area Transit Auth. Rev.	5.250%	7/1/24	2,500	2,742
Washington DC Metro. Area Transit Auth. Rev.	5.125%	7/1/32	1,000	1,045
				61,352
Florida (5.9%)
Alachua County FL IDR (North Florida Retirement Village)	5.625%	11/15/22	5,000	4,307
Alachua County FL IDR (North Florida Retirement Village)	5.875%	11/15/36	10,000	8,046
Beacon Lakes FL Community Dev.	6.900%	5/1/35	16,215	13,914
Brevard County FL School Board COP	5.000%	7/1/27 (2)	12,895	12,942
Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14	7,500	7,931
2 East Homestead Community Dev. Dist. Florida Special Assessment Rev.	5.000%	5/1/11	2,965	2,224
Escambia County FL Environmental Improvement Rev.	5.750%	11/1/27	6,000	5,660
3 Florida Board of Educ. Capital Outlay	6.000%	6/1/10 (Prere.)	2,000	2,087
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/26	5,000	5,231
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/27	4,000	4,240
Florida Housing Finance Agency Rev.	5.750%	1/1/37	23,900	23,938
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.750%	1/1/37	11,975	11,994
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.500%	7/1/48	14,445	14,295
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14	14,000	15,072
Florida Muni. Power Agency Rev.	6.250%	10/1/31	3,250	3,626
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/16 (Prere.)	365	424
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/36	14,435	13,851
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/34	5,185	4,883
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.000%	10/1/36	4,000	3,622
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/41	10,000	9,163
Hillsborough County FL IDA (Univ. Community Hosp.)	5.625%	8/15/29	7,000	5,924
Landmark at Doral Community Dev. Dist. Florida Special Assessment	5.200%	5/1/15	6,680	2,208
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/09 (Prere.)	1,475	1,493
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.750%	11/15/09 (Prere.)	1,000	1,012
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.125%	11/15/36	2,500	1,895
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35 (14)	42,000	40,127
Miami-Dade County FL Aviation - Miami International Airport	5.125%	10/1/24 (14)	18,575	18,186
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/37 (14)	2,000	1,905
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/38 (11)	8,770	7,848
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.750%	6/1/39 (12)	5,250	5,460
Miami-Dade County FL School Board COP	5.250%	10/1/18 (14)	7,915	8,305
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	20,000	19,634
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/39	4,000	4,029
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.375%	7/1/20	1,100	940
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.700%	7/1/26	1,000	829
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.000%	7/1/12	6,000	6,001
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/32	1,200	923

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/38	1,500	1,124
Orange County FL School Board VRDO	0.210%	11/2/09 LOC	7,275	7,275
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/35 (2)	1,250	1,220
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.500%	5/1/10	190	190
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.800%	5/1/26	3,000	2,750
Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/17 (ETM)	2,200	2,611
Palm Beach County FL Airport System Rev.	5.750%	10/1/12 (14)	7,220	7,909
Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (14)(ETM)	2,060	2,423
Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (14)	6,440	7,165
Palm Beach County FL Solid Waste Auth. Rev.	5.000%	10/1/24 (13)	3,500	3,727
Palm Glades Comm. Dev. Dist. (Florida Supplemental Assessment)	4.850%	8/1/11	2,170	1,411
Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	8,700	9,149
Sarasota County FL Public Hosp. Rev. (Sarasota Memorial Hosp.)	5.500%	7/1/34	3,500	3,528
St. Petersburg FL Health Fac. Auth. Rev. (All Childrens Hosp.)	6.500%	11/15/39	8,000	8,560
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/30	18,000	18,063
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/15 (14)	1,180	1,332
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/16 (14)	1,720	1,941
				374,547
Georgia (1.8%)
Atlanta GA Airport Fac. Rev.	5.000%	1/1/30 (4)	10,000	10,186
Atlanta GA Water & Wastewater Rev.	6.250%	11/1/39	15,000	15,847
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12	6,000	6,343
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	5.500%	1/1/33	5,000	5,135
Cartersville GA Water & Waste Water Fac. (Anheuser-Busch Cos., Inc.)	7.400%	11/1/10	5,000	5,230
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/17 (14)	5,000	5,111
Fulton County GA Residential Care Fac. (Canterbury Court)	6.125%	2/15/34	2,000	1,689
Georgia Housing Finance Auth. Rev.	5.000%	12/1/26	4,750	4,727
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (14)(ETM)	845	1,009
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (14)	4,060	4,718
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (14)(ETM)	95	110
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/18	5,000	5,118
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/19	15,000	15,181
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/28	12,195	11,570
Marietta GA Dev. Auth. Rev.	7.000%	6/15/30	4,000	3,720
Marietta GA Dev. Auth. Rev.	7.000%	6/15/39	6,000	5,448
Muni. Electric Auth. Georgia Rev. (General Resolution Projects) Rev.	5.500%	1/1/26	7,000	7,503
Richmond County GA Dev. Auth. Environmental Improvement Rev.	5.750%	11/1/27	3,000	2,830
				111,475
Guam (0.8%)
Guam Govt. GO	5.000%	11/15/23	4,500	4,170
Guam Govt. GO	5.125%	11/15/27	5,000	4,552
Guam Govt. GO	6.750%	11/15/29	8,000	8,560
Guam Govt. GO	5.250%	11/15/37	20,400	17,960
Guam Govt. GO	7.000%	11/15/39	10,000	10,808
Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	6.000%	7/1/25	2,000	2,004
Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	5.875%	7/1/35	5,000	4,755
				52,809
Hawaii (0.6%)
Hawaii Dept. of Budget & Finance Surplus Purpose Rev.	8.000%	11/15/33	8,750	9,323
Honolulu HI City & County GO	5.000%	7/1/22 (14)	3,000	3,190
Honolulu HI City & County GO	5.000%	4/1/26	6,830	7,356
Honolulu HI City & County GO	5.000%	4/1/27	12,100	12,972
Honolulu HI City & County Wastewater System Rev.	0.000%	7/1/17 (14)	6,000	4,450
Honolulu HI City & County Wastewater System Rev.	0.000%	7/1/18 (14)	2,000	1,399
				38,690
Idaho (0.3%)
Idaho Housing & Finance Assn.	5.000%	7/15/23	8,430	9,126
Idaho Housing & Finance Assn. RAN	5.000%	7/15/27	7,000	7,436
Idaho Housing & Finance Assn. Single Family Mortgage Rev.	5.125%	1/1/29	3,050	2,848
Madison County ID Hosp. Rev.	5.250%	9/1/37	1,650	1,403
				20,813
Illinois (3.8%)
Chicago IL GO	0.000%	1/1/16 (14)(Prere.)	7,445	8,075
Chicago IL GO	0.000%	1/1/16 (14)(Prere.)	7,795	8,444
Chicago IL GO	0.000%	1/1/26 (14)	2,755	2,764
Chicago IL GO	0.000%	1/1/27 (14)	2,630	2,634
Chicago IL GO	5.125%	1/1/29 (14)	6,730	6,736
Chicago IL Midway Airport Rev.	5.500%	1/1/14 (4)	6,410	6,618
Chicago IL Midway Airport Rev.	5.500%	1/1/15 (4)	4,760	4,894
Chicago IL Midway Airport Rev.	5.500%	1/1/16 (4)	7,135	7,315

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Midway Airport Rev.	5.500%	1/1/17 (4)	7,525	7,701
Chicago IL Midway Airport Rev.	5.500%	1/1/18 (4)	7,940	8,097
Chicago IL Public Building Comm. GO	7.000%	1/1/15 (14)(ETM)	5,245	5,975
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (14)(ETM)	10,000	12,872
Chicago IL Sales Tax Rev. VRDO	0.180%	11/2/09	9,900	9,900
Chicago IL Water Rev.	5.250%	11/1/38	15,000	15,589
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.050%	1/1/10	9,750	9,765
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/14 (Prere.)	500	578
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.375%	8/15/39	22,500	22,121
Illinois Finance Auth. Rev. (Elmhurst Memorial)	5.625%	1/1/37	14,000	12,965
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.375%	7/1/33	6,000	6,131
2 Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	0.200%	11/6/09	6,000	6,000
Illinois Finance Auth. Rev. (OSF Healthcare System)	7.000%	11/15/29	10,000	10,869
Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37	5,500	5,477
Illinois Finance Auth. Rev. (Riverside Health System)	6.250%	11/15/35	4,600	4,756
Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	6.625%	11/1/39	10,000	10,786
Illinois Finance Auth. Rev. (Silver Cross & Medical Centers)	7.000%	8/15/44	14,000	14,683
Illinois Finance Auth. Rev. (Tabor Hills Supportive Living)	5.250%	11/15/36	3,000	2,177
Illinois Finance Auth. Student Housing Rev.	5.125%	6/1/35	4,000	2,000
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.100%	9/1/11 (2)	3,105	3,129
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.250%	9/1/18 (2)	2,500	2,504
Illinois Sports Fac. Auth. Rev.	0.000%	6/15/30 (2)	8,635	8,433
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	5.250%	6/15/42 (14)	10,000	10,075
				240,063
Indiana (1.9%)
Indiana Dev. Finance Auth. IDR (Republic Services Inc.) VRDO	0.300%	11/2/09 LOC	7,100	7,100
2 Indiana Health & Educ. Fac. Financing Auth. Rev. TOB VRDO	0.200%	11/6/09	5,200	5,200
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/39	17,535	15,681
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)	7.375%	7/1/23 (ETM)	19,400	26,040
Indiana Muni. Power Agency Rev.	6.000%	1/1/39	13,275	14,241
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11	5,920	6,262
Indianapolis IN Airport Auth. Rev. (Federal Express Corp.)	5.100%	1/15/17	13,500	13,363
Indianapolis IN Local Public Improvement Rev.	6.750%	2/1/14	21,500	23,777
Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14	6,750	7,330
				118,994
Iowa (0.4%)
Iowa Finance Auth. Single Family Rev. VRDO	0.290%	11/6/09	4,500	4,500
Tobacco Settlement Financing Corp. Iowa Rev.	0.000%	6/1/34	25,000	21,439
				25,939
Kansas (0.7%)
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/26	2,000	1,786
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/38	2,000	1,633
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/11 (Prere.)	9,000	9,771
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/11 (Prere.)	21,100	23,252
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/36	9,330	8,996
				45,438
Kentucky (0.8%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.650%	1/1/17 (2)	8,000	8,008
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.700%	1/1/21 (2)	1,750	1,751
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/17 (14)	7,500	8,130
Kentucky Housing Corp. Rev.	5.250%	7/1/32	9,420	9,210
Kentucky Property & Building Comm. Rev.	5.000%	10/1/17 (2)	6,000	6,668
Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/25	3,085	3,319
Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/26	1,940	2,081
Louisville & Jefferson County KY Metro. Health Fac. Rev.	5.750%	2/1/27	9,400	9,736
Russell KY Rev. Bon Secours Health System	5.625%	11/15/30	4,200	4,247
				53,150
Louisiana (1.8%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)	5.450%	7/1/10	5,000	5,001
East Baton Rouge LA Sewer Commission Rev.	5.250%	2/1/39	7,500	7,698
Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.950%	6/1/38	8,820	8,918
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/38	39,000	35,520
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	6.750%	6/1/26 (12)	6,000	6,914
New Orleans LA Aviation Board Rev.	6.000%	1/1/23 (12)	5,000	5,586
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37	39,200	35,454
Tobacco Settlement Financing Corp. Louisiana Rev.	5.875%	5/15/39	10,000	9,003
				114,094

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maine (0.4%)
Jay ME Solid Waste Disposal Rev.	6.200%	9/1/19	9,250	9,327
Maine Health & Higher Educ. Fac. Auth. Rev.	5.000%	7/1/39	8,000	8,222
Maine Housing Auth. Mortgage Rev. VRDO	0.250%	11/6/09	5,500	5,500
				23,049
Maryland (1.7%)
Baltimore MD Special Obligation Rev.	7.000%	9/1/38	8,000	7,693
Maryland Dept. of Housing & Community Dev. Rev.	5.750%	3/1/41	10,815	10,987
Maryland Dept. of Housing & Community Dev. Rev. VRDO	0.310%	11/6/09	17,000	17,000
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/16	3,000	1,962
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/31	12,000	7,223
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.250%	12/1/31	2,000	1,224
Maryland Health & Higher Educ. Fac. Auth. Rev. (King Farm Presbyterian Community)	5.000%	1/1/17	11,060	9,991
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.750%	7/1/10 (Prere.)	15,000	15,786
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11 (Prere.)	8,070	8,664
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11 (Prere.)	15,500	16,641
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.750%	7/1/11 (Prere.)	3,930	4,252
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12 (Prere.)	3,000	3,380
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	5.500%	5/1/20	420	398
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	1,751
				106,952
Massachusetts (2.5%)
Massachusetts Dev. Finance Agency Resource Recovery Rev. (Waste Management Inc.) PUT	6.900%	12/1/09	2,000	2,005
Massachusetts GO	5.000%	3/1/26	10,000	10,862
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/38	29,850	25,819
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/15	19,020	19,153
3 Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.500%	7/1/36	5,100	5,663
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	4.125%	2/16/12	6,000	6,159
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12	2,000	2,033
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/11	3,020	3,159
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32	17,000	17,175
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/15 (14)	7,535	7,922
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/24 (4)	14,000	15,063
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/26 (4)	12,570	13,227
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/30 (4)	10,000	10,329
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (3)(Prere.)	15,000	17,200
				155,769
Michigan (2.5%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.250%	4/15/12 (Prere.)	11,000	12,375
Detroit MI Sewer System Rev.	5.125%	7/1/33 (14)	6,030	5,671
Detroit MI Sewer System Rev.	7.500%	7/1/33 (4)	12,000	14,818
Detroit MI Water Supply System Rev.	7.000%	7/1/36 (4)	4,500	5,281
Michigan GO	5.250%	9/15/26 (4)	12,000	12,550
Michigan Hosp. Finance Auth. Rev.	6.125%	6/1/34	4,065	4,302
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/46	44,500	38,597
Michigan Housing Dev. Auth. Rev. (Rental Housing) VRDO	0.300%	11/2/09 (4)	39,300	39,300
Michigan Muni. Bond Auth. Rev.	5.000%	10/1/29	5,190	5,489
Michigan Muni. Bond Auth. Rev. Notes	6.000%	1/20/10	6,000	6,029
Michigan Tobacco Settlement Financing Auth. Rev	6.000%	6/1/48	9,775	7,431
Michigan Tobacco Settlement Financing Auth. Rev.	6.875%	6/1/42	10,000	8,785
				160,628
Minnesota (0.5%)
Dakota County MN Community Dev. Agency Multifamily Housing Rev. (Highview Hills)	7.000%	8/1/45	8,000	7,420
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/28	4,500	4,528
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/37	9,250	8,824
Minneapolis MN Health Care System (Fairview Health Services)	6.750%	11/15/32	8,250	9,213
				29,985
Mississippi (0.2%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/31 (10)	11,365	9,982

Missouri (1.5%)
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	5.000%	6/1/35	9,000	8,024
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.250%	11/15/29	3,900	3,876
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.500%	11/15/33	6,500	6,500
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Mission Health System)	5.375%	11/15/16 (14)	6,275	6,278
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/25	7,935	8,687
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.050%	3/1/37	8,990	9,297
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.000%	3/1/38	3,995	4,104
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	5.600%	9/1/38	7,505	7,587

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Jt. Muni. Electric Util. Comm. Power Project Rev. Plum Point Project	5.000%	1/1/28 (14)	5,000	4,698
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/27 (14)	10,000	9,954
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/28 (14)	10,000	9,919
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/29 (14)	6,000	5,929
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/37	11,000	8,827
				93,680
Montana (0.1%)
Montana Board Housing (Single Family Mortgage) Rev.	5.750%	12/1/37	5,095	5,236

Nebraska (0.3%)
Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center)	5.250%	6/1/11 (2)(Prere.)	5,500	5,899
Nebraska Public Power Dist. Rev.	5.000%	1/1/38	6,500	6,591
Washington County NE Ind. Dev. Rev. (Cargill Dow Polymers LLC) VRDO	0.270%	11/6/09 LOC	5,400	5,400
				17,890
Nevada (0.6%)
Clark County NV School Dist. GO	5.000%	6/15/25	10,000	10,318
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/31	11,750	11,496
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/23 (14)	10,000	10,593
Sparks NV Local Improvement Dist. Rev.	6.500%	9/1/20	3,435	3,285
Sparks NV Local Improvement Dist. Rev.	6.750%	9/1/27	3,785	3,456
				39,148
New Jersey (4.8%)
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.850%	12/1/09	5,000	5,030
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	7.000%	12/1/09	1,500	1,504
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/19	2,000	1,808
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.000%	1/1/29	7,500	6,187
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/29	10,000	8,460
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/29	2,000	1,691
New Jersey COP	5.250%	6/15/27	5,000	5,191
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/26	2,000	1,648
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/36	2,000	1,512
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29	20,000	19,248
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/31	6,500	6,005
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	2,250	2,667
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.000%	1/1/15	825	804
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.750%	1/1/25	710	612
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.875%	1/1/37	1,230	960
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/24 (14)	18,055	19,436
New Jersey Econ. Dev. Auth. Rev. (Presbyterian Home at Montgomery)	6.375%	11/1/31	10,000	8,553
New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.250%	9/1/28	10,200	10,744
New Jersey Econ. Dev. Auth. Special Fac. Rev. (Continental Airlines, Inc.)	6.625%	9/15/12	12,000	11,754
New Jersey Educ. Fac. Auth. Rev. (Richard Stockton College)	5.375%	7/1/38	3,395	3,488
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	7.500%	12/1/32	6,500	7,319
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.750%	7/1/33	6,700	6,920
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (ETM)	1,685	1,855
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	1,700	1,858
New Jersey Transp. Corp. COP	5.750%	9/15/15	26,620	28,340
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	14,000	15,610
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (12)	14,000	15,790
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (14)	10,000	11,461
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25 (2)	30,000	11,923
New Jersey Transp. Trust Fund Auth. Rev.	5.625%	12/15/28	20,000	21,605
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	21,495	16,595
New Jersey Turnpike Auth. Rev.	5.250%	1/1/40	5,000	5,225
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/23	7,675	6,872
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26	46,750	38,053
				306,728
New Mexico (1.0%)
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/26	8,000	8,471
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/10 (Prere.)	11,000	11,388
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	27,550	30,030
New Mexico Mortgage Finance Auth. Single Family Mortgage	5.600%	7/1/38	7,990	8,078
New Mexico Mortgage Finance Auth. Single Family Mortgage	5.300%	1/1/39	5,890	5,882
				63,849
New York (8.7%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	5,000	5,357
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	3,745	3,985
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	4,768
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47 (14)	16,500	13,823
Hudson Yards Infrastructure Corp. New York Rev.	5.000%	2/15/47	4,750	4,318

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/12 (4)	10,000	9,613
Long Island NY Power Auth. Electric System Rev.	5.500%	4/1/22	10,000	10,909
Long Island NY Power Auth. Electric System Rev.	5.500%	4/1/24	5,000	5,392
Long Island NY Power Auth. Electric System Rev.	5.000%	9/1/35	10,500	10,602
Metro. New York Transp. Auth. Rev.	5.125%	11/15/31	12,205	12,305
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20 (14)(ETM)	9,000	10,975
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,335
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/14	15,460	17,484
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18 (2)	5,000	5,648
Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13	10,000	10,895
Nassau County NY IDA Continuing Care Retirement Rev.	6.500%	1/1/27	2,500	2,249
New York City NY GO	5.000%	8/1/26	5,000	5,256
New York City NY GO	5.000%	11/1/26	15,000	15,434
2 New York City NY Housing Dev. Corp. Rev. (Multi-Family Housing) TOB VRDO	0.510%	11/6/09	16,485	16,485
New York City NY IDA (Yankee Stadium)	0.000%	3/1/26 (12)	5,000	2,035
New York City NY IDA (Yankee Stadium)	0.000%	3/1/27 (12)	4,195	1,599
New York City NY IDA (Yankee Stadium)	0.000%	3/1/28 (12)	4,200	1,504
New York City NY IDA (Yankee Stadium)	5.000%	3/1/36 (14)	8,075	7,442
New York City NY IDA Special Fac. Rev.	7.750%	8/1/31	31,000	29,923
New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16	3,500	3,582
New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16	4,500	4,580
New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16	4,000	4,046
New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16	3,250	3,360
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/35 (14)	24,035	24,335
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.250%	6/15/40	15,000	15,823
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/33	5,000	5,168
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/34	10,000	10,188
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/34	6,000	6,184
New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/10	1,090	1,136
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/19 (2)	10,000	11,595
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/22 (4)	5,500	5,815
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	6,750	7,149
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/29	5,125	5,389
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/13	13,380	15,669
New York State Dormitory Auth. Rev. Non State Supported Debt
(Long Island Jewish Obligated Group)	1.054%	5/1/18	23,185	19,894
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.250%	7/1/24	4,050	3,941
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.625%	7/1/37	8,750	8,493
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/10 (14)	6,665	6,677
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.000%	11/1/11 (14)	5,995	6,004
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.100%	11/1/12 (14)	7,475	7,485
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	20,000	22,982
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	5,000	5,236
New York State Urban Dev. Corp. Rev.	5.000%	1/1/22	10,410	11,009
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/28	3,000	3,177
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/28	5,000	5,289
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.450%	11/15/12	16,000	15,680
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.550%	11/15/13	12,500	12,183
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.625%	11/15/14	3,000	2,977
Port Auth. of New York & New Jersey Rev.	5.750%	3/15/35	25,000	26,621
Suffolk NY Asset Securitization Corp. Rev.	5.375%	6/1/28	6,195	5,566
Suffolk NY Asset Securitization Corp. Rev.	0.000%	6/1/44	4,500	3,402
Suffolk NY Asset Securitization Corp. Rev.	6.000%	6/1/48	3,500	3,137
Triborough Bridge & Tunnel Auth. New York Rev. (Convention Center Project)	7.250%	1/1/10	2,350	2,376
Ulster County NY IDA Rev.	6.000%	9/15/37	10,500	8,275
Ulster County NY IDA Rev.	6.000%	9/15/42	7,000	5,441
Westchester County NY Health Care Corp. Rev.	5.875%	11/1/25	11,500	11,135
Westchester County NY Health Care Corp. Rev.	6.000%	11/1/30	20,000	19,284
				551,619
North Carolina (1.6%)
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.250%	1/15/39	2,500	2,492
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.000%	1/15/47	8,000	7,649
New Hanover County NC Hosp. Rev. (New Hanover Regional Medical Center)	5.125%	10/1/31 (4)	2,500	2,534
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	7,455	8,071
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14	6,000	6,525
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/15	8,000	8,448
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/16	3,000	3,146
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/17	2,000	2,085
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/26	5,000	5,092
North Carolina Housing Finance Agency Homeownership Rev.	5.500%	1/1/38	3,415	3,447
North Carolina Housing Finance Agency Homeownership Rev.	5.500%	7/1/38	8,295	8,352

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Comm. Health Care Fac. (Pennbyrn)	6.125%	10/1/35	9,500	6,915
North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	6.875%	10/1/10 (Prere.)	4,000	4,277
North Carolina Medical Care Comm. Health Care Fac. (Presbyterian Homes)	7.000%	10/1/10 (Prere.)	15,000	16,054
North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.000%	10/1/23	1,850	1,687
North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.100%	10/1/30	1,155	990
North Carolina Medical Care Comm. Health Care Fac. Rev.
(Deerfield Episcopal Retirement Community)	6.125%	11/1/38	4,500	4,366
North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/27	2,750	2,385
North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/33	3,000	2,466
North Carolina Medical Care Comm. Retirement Fac. Rev. (Village at Brookwood)	5.250%	1/1/32	3,500	2,484
North Carolina Muni. Power Agency Rev.	5.500%	1/1/15 (14)	3,500	3,895
				103,360
Northern Mariana Islands (0.2%)
Northern Mariana Islands GO	7.375%	6/1/10 (Prere.)	10,500	10,933

Ohio (2.5%)
American Muni. Power Ohio Inc.	5.000%	2/15/38	17,000	17,148
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/12	11,500	12,101
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/13	7,000	7,427
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.875%	6/1/30	7,500	6,499
Buckeye OH Tobacco Settlement Financing Corp. Rev.	0.000%	6/1/37	50,000	32,747
2 Cincinnati OH City School Dist. GO TOB VRDO	1.010%	11/6/09 (3)LOC	6,490	6,490
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.400%	12/1/09 (9)(ETM)	3,850	3,867
Ohio Common Schools GO	4.500%	9/15/25	9,850	10,039
Ohio GO	4.500%	9/15/22 (14)	2,030	2,109
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/32	3,595	3,754
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)	5.000%	7/1/41	15,750	15,766
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/46	12,000	11,827
2 Ohio State Hosp Rev. (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.200%	11/2/09	3,600	3,600
Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39	11,750	12,125
Scioto County OH Marine Terminal Fac. (Norfolk Southern Corp.)	5.300%	8/15/13	14,750	14,773
				160,272
Oklahoma (0.6%)
Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.125%	11/15/25	2,000	1,754
Oklahoma County OK Finance Auth. Rev. Retirement Fac.	6.000%	11/15/38	3,500	2,797
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.750%	9/1/36	5,045	5,059
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.800%	9/1/37	3,730	3,801
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.875%	9/1/37	5,175	5,081
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.950%	9/1/37	7,975	8,055
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/20 (2)	4,250	4,451
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/21 (2)	4,510	4,696
Oklahoma State Muni Power Auth. Power Supply System Rev.	6.000%	1/1/38	4,500	4,883
				40,577
Oregon (0.6%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.250%	5/1/21	4,900	5,018
Gilliam County OR Solid Waste Disposal Rev. (Waste Management Incorporated Project) VRDO	0.300%	11/6/09 LOC	6,850	6,850
Oregon Health Sciences Univ. Rev.	5.750%	7/1/39	6,750	7,050
Oregon State Dept. Administrative Services	5.250%	4/1/25	11,040	12,212
Oregon State Facs. Auth. Rev. (PeaceHealth)	5.000%	11/1/39	6,000	5,854
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.750%	12/1/20 (ETM)	1,405	1,459
				38,443
Pennsylvania (3.6%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.750%	1/1/11 (14)	6,000	6,171
Allegheny County PA GO	5.000%	11/1/29	5,015	5,174
Bucks County PA IDA Retirement Community Rev. (Ann’s Choice)	6.250%	1/1/35	3,000	2,490
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	15,000	15,774
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.500%	8/15/23	16,260	17,934
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.250%	6/1/39	5,000	5,067
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.250%	7/1/26	1,250	1,171
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.375%	7/1/30	1,000	913
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.500%	7/1/40	2,750	2,454
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.125%	12/15/20	1,000	876
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.300%	12/15/26	500	417
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/22	3,000	2,856
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35	5,000	4,768
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40	6,500	6,132
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/14 (2)	6,000	5,845
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/15 (2)	3,500	3,346
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/18 (2)	10,500	9,201

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Reliant Energy Seward Project)	6.750%	12/1/36	7,280	7,432
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/14 (2)	9,610	10,619
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/22 (12)	6,070	6,393
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/25 (12)	9,550	9,881
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/26 (12)	10,040	10,332
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/27 (12)	6,865	7,027
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.400%	7/1/22 (14)	10,000	10,021
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	10,000	10,911
Philadelphia PA School Dist. GO	6.000%	9/1/38	13,000	14,044
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (14)	21,500	23,311
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	0.883%	12/1/17	35,945	30,320
				230,880
Puerto Rico (4.5%)
Puerto Rico Aqueduct & Sewer Auth. Rev.	0.000%	7/1/24	25,000	23,599
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/33	15,000	14,858
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/38	18,820	18,883
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/39 (3)	20,000	18,854
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/24 (2)	13,000	12,908
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.000%	7/1/46	5,000	4,468
Puerto Rico Muni. Finance Agency	5.250%	8/1/18 (4)	23,570	25,477
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (Prere.)	365	413
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/14 (Prere.)	17,200	19,561
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/14 (Prere.)	17,040	19,473
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/33	24,385	22,847
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/12 (2)	33,000	33,583
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	34,000	34,876
Puerto Rico Sales Tax Financing Corp. Rev.	6.500%	8/1/44	18,000	19,467
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54 (2)	62,390	3,750
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56	251,000	13,283
				286,300
South Carolina (2.7%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/27	11,120	11,427
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/29	22,500	23,196
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.250%	12/1/25	5,000	5,206
Greenville County SC School Dist. GO	5.000%	12/1/27	25,000	25,507
Greenville County SC School Dist. GO	5.000%	12/1/28	12,480	12,680
Lancaster County SC Assessment Rev.	5.450%	12/1/37	1,630	1,239
Lexington County SC Health Services Dist. Inc. Hospital Rev.	5.000%	11/1/32	11,750	11,300
Piedmont SC Muni. Power Agency Rev.	5.250%	1/1/19	14,565	15,355
Richland County SC (International Paper)	6.100%	4/1/23	12,750	12,832
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.375%	5/1/21	1,500	1,341
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.500%	5/1/28	1,100	918
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.625%	5/1/42	1,000	785
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/10 (Prere.)	19,500	21,138
South Carolina Jobs Econ. Dev. Auth. Rev. (Anmed Health)	5.500%	2/1/38 (12)	5,000	5,161
South Carolina Public Service Auth. Rev.	5.250%	1/1/34	6,000	6,243
South Carolina Public Service Auth. Rev.	5.500%	1/1/38	15,000	16,023
				170,351
South Dakota (0.0%)
South Dakota Health & Educ. Fac. Auth. Rev. (Sanford Health)	5.500%	11/1/40	3,000	3,048

Tennessee (2.6%)
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.625%	4/1/38	6,650	6,800
Memphis TN Electric System Rev.	5.000%	12/1/16 (14)	20,000	21,601
Memphis TN GO	5.000%	4/1/25 (12)	5,100	5,455
Memphis-Shelby County TN Airport Auth. Rev.	6.000%	3/1/24 (2)	7,450	7,512
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/16 (3)	4,310	4,683
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/14	25,370	26,508
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/15	30,495	31,633
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/19	25,865	25,859
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20	10,000	9,842
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	1/1/37	11,770	12,079
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	7/1/37	15,585	15,851
				167,823
Texas (7.0%)
Beaumont TX Independent School Dist. School Building	5.000%	2/15/34 (12)	2,000	2,044
Beaumont TX Independent School Dist. School Building	5.000%	2/15/38 (12)	1,600	1,623
Bexar County TX Health Fac. Dev. Corp. Rev. (Army Retirement Residence)	5.000%	7/1/27	1,000	859
Bexar County TX Health Fac. Dev. Corp. Rev. (Army Retirement Residence)	5.000%	7/1/33	760	622
Brazos River TX Harbor Individual Dev. Corp. Environmental Fac. Rev. PUT	5.900%	5/1/28	10,000	9,715
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project)	5.950%	5/15/33	15,000	14,757

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Harris County TX GO	0.000%	10/1/13 (14)	9,630	8,932
	Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10 (2)	2,025	2,057
	Harris County TX Hosp. Dist. Rev.	7.400%	2/15/10 (2)(ETM)	245	249
	Harris County TX Hosp. Dist. Rev.	6.000%	8/15/10 (14)(Prere.)	13,985	14,582
	Houston TX Airport System Rev.	5.500%	7/1/39	5,000	5,186
	Houston TX Util. System Rev.	5.500%	11/15/26 (12)	12,010	13,227
	Houston TX Util. System Rev.	5.500%	11/15/27 (12)	11,415	12,515
	Lone Star College TX System Rev.	5.000%	8/15/27	3,450	3,652
	Lower Colorado River Auth. Texas Rev.	5.500%	5/15/36	10,000	10,299
	Lower Colorado River Auth. Texas Rev.	5.625%	5/15/39	5,000	5,187
	Lower Colorado River Auth. TX PCR (Samsung Austin Semiconductor LLC)	6.950%	4/1/30	12,350	12,384
	Lubbock TX Independent School Dist.	5.750%	2/15/42 (12)	4,500	4,765
	Matagorda County TX Navigation Dist. PCR (Centerpoint Energy)	5.600%	3/1/27	7,500	7,507
	Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.500%	2/15/25	2,100	1,883
	Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.625%	2/15/35	3,195	2,707
	Mission TX Econ. Dev. Corp. Solid Waste Disposal Rev. (Allied Waste Inc. Project)	5.200%	4/1/18	4,000	3,914
	North Texas Tollway Auth. Rev.	6.125%	1/1/31	7,000	7,270
	North Texas Tollway Auth. Rev.	5.625%	1/1/33	31,145	31,765
	North Texas Tollway Auth. Rev.	5.750%	1/1/38	32,000	32,288
	North Texas Tollway Auth. Rev.	6.250%	1/1/39	10,000	10,460
	San Antonio TX Electric & Gas Rev.	5.000%	2/1/17 (ETM)	2,460	2,694
	Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/25	4,000	4,271
	Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/26	3,815	4,064
	Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/27	2,000	2,129
	Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/28	2,250	2,382
	Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/29	2,350	2,453
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.	5.250%	8/15/28	4,000	4,070
1	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev.	8.250%	11/15/44	10,000	9,667
	Texas Dept. of Housing & Community Affairs Single Mortgage Rev.	5.625%	3/1/39	7,570	7,661
	Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	0.290%	11/6/09	10,000	10,000
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.900%	9/15/17	40,000	36,200
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/17	8,400	8,525
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/19	22,500	22,366
	Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/20	22,500	21,900
	Texas Muni. Power Agency Rev.	0.000%	9/1/16 (14)(ETM)	280	226
	Texas Muni. Power Agency Rev.	0.000%	9/1/17 (14)	58,660	41,412
	Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,261
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/26	6,865	7,289
	Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/27	6,125	6,474
	Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/11 (2)(ETM)	7,000	6,935
	Texas Water Finance Assistance GO	5.000%	8/1/25	4,115	4,484
	Texas Water Finance Assistance GO	5.000%	8/1/26	3,580	3,892
	Texas Water Finance Assistance GO	5.750%	8/1/31	1,745	1,817
					441,621
Utah (0.5%)
	Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/20	11,000	11,516
	Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/22	18,960	19,741
					31,257
Virgin Islands (0.3%)
	Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	10,000	10,224
	Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/25	3,400	3,378
	Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/29	2,000	1,963
	Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/39	2,000	1,899
					17,464
Virginia (1.7%)
	Albemarle County VA IDA Residential Care Fac. Rev. (Westminster-Canterbury Blue Ridge)	5.000%	1/1/31	1,250	1,067
2	Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	7.250%	10/1/31	5,395	5,034
2	Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	8.250%	4/1/32	475	445
2	Chesterfield County VA Mortgage Rev. (Brandermill Woods)	6.500%	1/1/28	13,219	11,414
	Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/22	4,000	3,834
	Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/27	3,375	3,055
	Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.125%	10/1/37	5,000	4,308
	Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project) VRDO	0.200%	11/2/09	5,910	5,910
	Fairfax County VA IDA Rev. VRDO	0.200%	11/2/09	19,000	19,000
	Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.600%	11/15/12 (Prere.)	315	357
	Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/2/13	14,500	15,811
	Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/18	515	516
	Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37	20,850	20,432
	Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	10,000	11,604
	Tobacco Settlement Financing Corp. Virginia Rev.	0.000%	6/1/46	9,500	5,700
					108,487
100

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington (1.3%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/10 (14)	19,550	19,406
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/11 (14)	11,400	11,114
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/12 (14)	19,650	18,629
Port of Seattle WA GO	5.000%	11/1/10 (4)	6,675	6,936
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/38 (4)	9,895	10,095
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/43 (12)	10,000	10,145
Washington Higher Educ. Fac. Auth. (Seattle Pacific Univ.)	5.250%	5/1/34	5,000	5,033
				81,358
West Virginia (0.7%)
Mason County WV PCR Appalachian Power Co. Project	5.500%	10/1/22	20,000	20,162
Pleasants County West VA Pollution Control Rev.	5.250%	10/15/37	10,000	9,179
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/13 (14)(ETM)	8,390	10,045
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.625%	9/1/32	4,000	3,921
				43,307
Wisconsin (0.8%)
Wisconsin GO	6.000%	5/1/27	17,000	19,521
Wisconsin GO	6.250%	5/1/37	20,000	22,583
Wisconsin Health & Educ. Fac. Auth. Rev. (Beaver Dam Community Hosp.)	6.750%	8/15/34	3,500	3,429
Wisconsin Health & Educ. Fac. Auth. Rev. (Childeren’s Hosp. of Wisconsin)	5.375%	8/15/37	5,000	4,989
Wisconsin Health & Educ. Fac. Auth. Rev. (St. Johns Community Inc.)	7.625%	9/15/39	1,000	1,015
				51,537
Total Tax-Exempt Municipal Bonds (Cost $6,212,904)				6,198,964

			Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
4 Vanguard Municipal Cash Management Fund (Cost $72,392)	0.213%	72,392,247		72,392
Total Investments (98.9%) (Cost $6,285,296)				6,271,356
Other Assets and Liabilities (1.1%)
Other Assets				114,199
Liabilities				(46,701)
				67,498
Net Assets (100%)				6,338,854

At October 31, 2009, net assets consisted of:
				Amount
				($000)
Paid-in Capital				6,551,076
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(197,741)
Unrealized Appreciation (Depreciation)
Investment Securities				(13,940)
Futures Contracts				(541)
Net Assets				6,338,854

Investor Shares—Net Assets
Applicable to 184,389,647 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				1,891,950
Net Asset Value Per Share—Investor Shares				$10.26

Admiral Shares—Net Assets
Applicable to 433,395,387 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				4,446,904
Net Asset Value Per Share—Admiral Shares				$10.26

• See Note A in Notes to Financial Statements.

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2009.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the aggregate value of these securities was $56,892,000, representing 0.9% of net assets.

3 Securities with a value of $3,752,000 have been segregated as initial margin for open futures contracts.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. For key to abbreviations and other references, see back cover.

See accompanying Notes, which are an integral part of the Financial Statements.

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Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) Berkshire Hathaway Assurance Corp.

(14) National Public Finance Guarantee Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F950 122009